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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison Funds Legal and Compliance Department
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant’s telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Annual Report
December 31, 2014

Ultra Series Madison Target Retirement 2020 Fund

Ultra Series Madison Target Retirement 2030 Fund

Ultra Series Madison Target Retirement 2040 Fund

Ultra Series Madison Target Retirement 2050 Fund

Ultra Series Fund | December 31, 2014

Non deposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your plan administrator or call CUNA Mutual Retirement Solutions at 1-800-999-8786. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

1

Ultra Series Fund | December 31, 2014

Management’s Discussion of Fund Performance  (unaudited)

Period in Review

The S&P 500® finished 2014 on a high note, climbing 4.9% during the fourth quarter to bring its calendar-year return to 13.7%. After lagging their large cap counterparts for the first nine months, small and mid-cap stocks sprung to life at year-end. Throughout the year, the U.S. appeared to be an island of growth and stability while the rest of the world struggled to regain economic traction. Capital markets responded accordingly with commodity prices, energy prices and global interest rates declining, signaling weak global demand and weak economic growth. The central banks around the world also diverged from the U.S. Federal Reserve (Fed) ending its bond-buying program and signaling possible interest rate increases in 2015. The European Central Bank (ECB) and the Bank of Japan (BOJ) announced moves in the opposite direction with further asset purchasing programs. For the year, the MSCI EAFE Index (net) dropped -4.90% and the MSCI Emerging Markets Index fell -1.82%.

Coming into 2014, the consensus thinking on fixed income investments was that interest rates had nowhere to go but up. The 10-year Treasury bond entered 2014 yielding 2.97% and, despite thoughts about an upward swing, fell to 2.49% by September 30th and ended the year at 2.19%.

Outlook

The U.S. economy appears strong heading into 2015 with improvements in the labor market, real wage growth, lower energy costs and improved consumer sentiment. The recent plunge in oil prices is a double-edged sword for investors. Consumers have more money to spend on other items which helps fuel economic growth. However, the fast fall of oil prices may increase the risk of deflation, which is generally not favorable for equities.

The recent data has clearly impressed the Fed. Its announcement of the removal of the ‘considerable period’ language and the more hawkish testimony during the December meeting suggests the Fed may raise rates in 2015.

Overseas, there continues to be geopolitical risks and an uncertainty of what the central banks will do this year, especially after the surprise move by the Swiss National Bank to drop the minimum exchange rate for the Swiss franc. The ECB and BOJ are implementing their own versions of quantitative easing in 2015. Opportunity often hides in disappointment and uncertainty. For investors with a long-term outlook, there may be opportunities in foreign markets. With foreign stock valuations and earnings depressed compared to the U.S., this might be a buying opportunity for the patient investor.

On the bond side, there has been extensive debate if the U.S. economy can decouple from the rest of the world. It clearly has. The real question is whether the term structure of interest rates can decouple from low sovereign rates abroad. German 10-year rates at 0.54% make U.S. rates just above 2% appealing to global investors. As such, any adjustment in U.S. rates will be slow and it may take time for the underlying strength of the economy to affect rates from a ‘fundamental’ basis.

We think that despite an apparently improving domestic economy, stock price levels provide reason to invest cautiously. Therefore, we continue to take a risk-averse approach due to seemingly high valuations of U.S. stocks coupled with geopolitical risks and central bank actions overseas. For bonds, we continue to study the short-end of the yield curve (three to five years) and reduce exposure as market expectations of Fed tightening take hold.

Target Retirement Date Funds

Two positive contributors to performance were the funds’ relative overweight in U.S. stocks and an overweight in U.S. large cap stocks versus U.S. small cap stocks. The S&P 500® rose 13.69% during the period versus the decline of the MSCI ACWI ex USA at -3.9%. The Russell 2000® Index, the benchmark of smaller companies, had a modest rise of 4.9%. The biggest detractor was an underweight to interest rate risk (duration) early in the period as interest rates dropped quickly. As a result, the fixed income allocation did not keep pace with the benchmark Barclays U.S. Aggregate Bond Index.

2

Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

MADISON TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Cumulative Performance of $10,000 Investment1,2

The Ultra Series Madison Target Retirement 2020 Fund returned 7.11% in the 12-month period, outperforming both the S&P Target Date® To 2020 Index which gained 4.90% and the Morningstar Target Date 2016-2020 category which was up 4.72%.

Average Annual Total Return (%) through December 31, 2014[1,2,3]
				Since
				10/1/07
	1 Year	3 Years	5 Years	Inception
Ultra Series Target Retirement 2020, Class I	7.11	9.33	7.78	2.42
S&P Target Date® To 2020 Index	4.90	8.79	7.82	3.84
Dow Jones Global Target 2020 Index	4.81	7.68	7.44	4.04

See accompanying Notes to Management’s Discussion of Fund Performance.

MADISON FUNDS: MADISON TARGET RETIREMENT 2020 FUND
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Bond Funds	59.1%
Stock Funds	35.3%
Foreign Stock Funds	4.5%
Money Market Funds and Other Net Assets	1.1%

MADISON TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Cumulative Performance of $10,000 Investment1,2

The Ultra Series Madison Target Retirement 2030 Fund returned 8.06% in the 12-month period, outperforming both the S&P Target Date® To 2030 Index which gained 4.95% and the Morningstar Target Date 2026-2030 category which was up 5.04%.

Average Annual Total Return (%) through December 31, 2014[1,2,3]
				Since
				10/1/07
	1 Year	3 Years	5 Years	Inception
Ultra Series Target Retirement 2030, Class I	8.06	11.83	9.16	2.78
S&P Target Date® To 2030 Index	4.95	10.91	9.11	3.62
Dow Jones Global Target 2030 Index	5.50	11.45	9.61	4.31

See accompanying Notes to Management’s Discussion of Fund Performance.

MADISON FUNDS: MADISON TARGET RETIREMENT 2030 FUND
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Stock Funds	54.7%
Bond Funds	37.1%
Foreign Stock Funds	7.0%
Money Market Funds and Other Net Assets	1.2%

3

Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

MADISON TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Cumulative Performance of $10,000 Investment1,2

The Ultra Series Madison Target Retirement 2040 Fund returned 8.27% for the 12-month period, outperforming both the S&P Target Date® To 2040 Index which gained 4.91% and the Morningstar Target Date 2036-2040 category which was up 5.25%.

Average Annual Total Return (%) through December 31, 2014[1,2,3]
				Since
				10/1/07
	1 Year	3 Years	5 Years	Inception
Ultra Series Target Retirement 2040, Class I	8.27	13.01	9.78	2.42
S&P Target Date® To 2040 Index	4.91	12.62	10.14	3.54
Dow Jones Global Target 2040 Index	6.03	14.23	11.08	4.66

See accompanying Notes to Management’s Discussion of Fund Performance.

MADISON FUNDS: MADISON TARGET RETIREMENT 2040 FUND
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Stock Funds	62.2%
Bond Funds	27.1%
Foreign Stock Funds	9.5%
Money Market Funds and Other Net Assets	1.2%

MADISON TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE

Cumulative Performance of $10,000 Investment1,2

The Ultra Series Madison Target Retirement 2050 Fund returned 8.51% in the 12-month period, outperforming both the S&P Target Date® To 2050 Index which gained 4.77% and the Morningstar Target Date 2046-2050 category which was advanced 5.42%.

Average Annual Total Return (%) through December 31, 20141,2.3
			Since
			1/3/11
	1 Year	3 Years	Inception
Ultra Series Target Retirement 2050, Class I	8.51	14.31	10.28
S&P Target Date® To 2050 Index	4.77	13.96	9.20
Dow Jones Global Target 2050 Index	6.19	14.91	9.64

See accompanying Notes to Management’s Discussion of Fund Performance.

MADISON FUNDS: MADISON TARGET RETIREMENT 2050 FUND
SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Stock Funds	70.3%
Bond Funds	17.1%
Foreign Stock Funds	11.5%
Money Market Funds and Other Net Assets	1.1%

4

Ultra Series Fund | December 31, 2014

Note to Management’s Discussion of Fund Performance (unaudited)

[1]	Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund’s performance is contained in the Prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For Ultra Series Fund performance data current to the most recent month-end, please call 1-800-670-3600 or visit www.ultraseriesfund.com . Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.

[2]	Effective October 1, 2009, Madison contractually agreed to waive a portion of the management fee of the Target Retirement Date 2020, 2030 and 2040 Funds from 0.40% to 0.20%. Effective February 17, 2011, the fee was permanently reduced to 0.20%. On September 1, 2011, shareholders of the Target Retirement Date Funds approved a new fee arrangement which includes an investment advisory fee of 0.25% annualized and a services agreement fee of 0.05% annualized. Effective August 30, 2014, each Ultra Series Target Retirement Date Fund (USF Target Date Fund) invests substantially all of its assets in a corresponding Madison Target Retirement Date Fund. In order to avoid duplicate fees, from August 30 through December 31, 2014, all direct fees and expenses (0.25% management and 0.05% services) of each USF Target Date Fund was waived; and effective January 1, 2015, the USF Target Date Funds will not charge Management or Services Fees, only the acquired fees from the Madison Target Date Funds. If these fees had not been reduced, returns would have been lower.

[3]	The primary benchmarks for the Target Retirement Date Funds are changing from the Dow Jones Global Target Date Indexes to the S&P Target Date® Index Series, as these new indexes better reflect the manner in which the Funds are managed. The Target Retirement Date 2020 Fund’s index is changing from the Dow Jones Global 2020 Index to the S&P Target Date® To 2020 Index, the Target Retirement Date 2030 Fund’s index is changing from the Dow Jones Global 2030 Index to the S&P Target Date® To 2030 Index, the Target Retirement Date 2040 Fund’s index is changing from the Dow Jones Global 2040 Index to the S&P Target Date® To 2040 Index and the Target Retirement Date 2050 Fund’s index is changing from the Dow Jones Global 2050 Index to the S&P Target Date® To 2050 Index.

Morningstar Percentile rankings note: 1st percentile is top, 99th percentile is bottom.

©Morningstar, Inc. All Rights Reserved. The Morningstar related information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

BENCHMARK DESCRIPTIONS

Market Indexes

The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2050 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2050 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The S&P Target Date® To Index Series

The S&P Target Date® “To” Index Series consists of multi-asset class indices, and corresponds to specific target retirement dates. The series reflects the consensus asset allocation and glide path of a subset of target date funds that generally pursue investment policies characterized by static total equity exposure after retirement and a relatively conservative total equity exposure near retirement. As the overall universe becomes more conservative with the approach of each target date year, so will the index. The asset allocation is based on market observations through an annual survey of “to” target date fund managers, and is categorized by S&P Dow Jones Indices.

•	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.
•	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.
•	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.
•	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

Past performance is no guarantee of future results.

5

Ultra Series Fund | December 31, 2014

Madison Target Retirement 2020 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%
Money Market Funds - 1.3%
State Street Institutional U.S. Government
Money Market Fund	814,971	$814,971

Master Fund - 98.6%*
Madison Funds: Madison Target
Retirement 2020 Fund Class R6 (A)	6,149,744	61,189,955

TOTAL INVESTMENTS - 99.9% (Cost $56,635,639**)		$62,004,926
NET OTHER ASSETS AND LIABILITIES - 0.1%		82,068

TOTAL NET ASSETS - 100.0%		$62,086,994

*	See Appendix A for a complete listing of holdings of the Master Fund.
**	Aggregate cost for Federal tax purposes was $57,123,100.
(A)	Affiliated Company (see Note 8).

Madison Target Retirement 2030 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.8%
Money Market Funds - 1.7%
State Street Institutional U.S. Government
Money Market Fund	1,466,122	$1,466,122

Master Fund - 98.1%*
Madison Funds: Madison Target
Retirement 2030 Fund Class R6 (A)	8,448,842	83,305,587

TOTAL INVESTMENTS - 99.8% (Cost $74,521,027**)		$84,771,709
NET OTHER ASSETS AND LIABILITIES - 0.2%		163,746

TOTAL NET ASSETS - 100.0%		$84,935,455

*	See Appendix A for a complete listing of holdings of the Master Fund.
**	Aggregate cost for Federal tax purposes was $75,144,670.
(A)	Affiliated Company (see Note 8).

Madison Target Retirement 2040 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.6%
Money Market Funds - 1.0%
State Street Institutional U.S. Government
Money Market Fund	577,403	$577,403

Master Fund - 98.6%*
Madison Funds: Madison Target
Retirement 2040 Fund Class R6 (A)	5,996,870	58,709,357

TOTAL INVESTMENTS - 99.6% (Cost $50,762,522**)		$59,286,760
NET OTHER ASSETS AND LIABILITIES - 0.4%		212,093

TOTAL NET ASSETS - 100.0%		$59,498,853

*	See Appendix A for a complete listing of holdings of the Master Fund.
**	Aggregate cost for Federal tax purposes was $51,286,160.
(A)	Affiliated Company (see Note 8).

Madison Target Retirement 2050 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.4%
Money Market Funds - 1.7%
State Street Institutional U.S. Government
Money Market Fund	395,554	$395,554

Master Fund - 97.7%*
Madison Funds: Madison Target
Retirement 2050 Fund Class R6 (A)	2,262,722	22,265,183

TOTAL INVESTMENTS - 99.4% (Cost $19,982,136**)		$22,660,737
NET OTHER ASSETS AND LIABILITIES - 0.6%		138,102

TOTAL NET ASSETS - 100.0%		$22,798,839

*	See Appendix A for a complete listing of holdings of the Master Fund.
**	Aggregate cost for Federal tax purposes was $20,094,417.
(A)	Affiliated Company (see Note 8).

See accompanying Notes to Financial Statements.

6

Ultra Series Fund | December 31, 2014

Statements of Assets and Liabilities as of December 31, 2014

	Madison	Madison	Madison	Madison
	Target	Target	Target	Target
	Retirement	Retirement	Retirement	Retirement
	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Assets:
Investments in securities, at cost
Unaffiliated issuers	$814,971	$1,466,122	$577,403	$395,554
Master Fund[1]	55,820,668	73,054,905	50,185,119	19,586,582
Net unrealized appreciation (depreciation)
Master Fund[1]	5,369,287	10,250,682	8,524,238	2,678,601

Total investments at value	62,004,926	84,771,709	59,286,760	22,660,737
Receivables:
Fund shares sold	87,149	163,529	211,889	137,807
Due from Adviser	15,836	21,386	15,137	5,706
Other assets	182	220	204	295

Total assets	62,108,093	84,956,844	59,513,990	22,804,545

Liabilities:
Payables:
Fund shares repurchased	5,263	3	–	–
Management fees	13,197	17,822	12,614	4,755
Service agreement fees	2,639	3,564	2,523	951

Total liabilities	21,099	21,389	15,137	5,706

Net assets applicable to outstanding capital stock	$62,086,994	$84,935,455	$59,498,853	$22,798,839

Net assets consist of:
Paid-in capital	$56,734,507	$74,638,287	$51,033,267	$20,193,439
Accumulated undistributed net investment income	33,067	39,470	28,042	8,767
Accumulated net realized gain on investments sold and foreign currency
related transactions	(49,867)	7,016	(86,694)	(81,968)
Net unrealized appreciation of investments (including appreciation
(depreciation) of foreign currency related transactions)	5,369,287	10,250,682	8,524,238	2,678,601

Net Assets	$62,086,994	$84,935,455	$59,498,853	$22,798,839

Class I Shares:
Net Assets	$62,086,994	$84,935,455	$59,498,853	$22,798,839
Shares of beneficial interest outstanding	7,157,346	9,686,866	7,107,774	1,758,333
Net Asset Value and redemption price per share	8.67	8.77	8.37	12.97

[1] See Note 8 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

7

Ultra Series Fund | December 31, 2014

Statements of Operations for the Year Ended December 31, 2014

	Madison	Madison	Madison	Madison
	Target	Target	Target	Target
	Retirement	Retirement	Retirement	Retirement
	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Investment Income:
Dividends
Unaffiliated issuers	$1,052,705	$1,222,983	$854,274	$239,032
Master Fund[1]	537,559	781,014	588,539	227,091

Total investment income	1,590,264	2,003,997	1,442,813	466,123

Expenses:[2]
Management fees	173,857	228,840	167,370	52,652
Service agreement fees	34,771	45,768	33,474	10,530
Other expenses	172	26	–	–

Total expenses before reimbursement/waiver	208,800	274,634	200,844	63,182

Less reimbursement/waiver	(64,435)	(85,785)	(60,869)	(22,112)

Total expenses net of waiver	144,365	188,849	139,975	41,070

Net Investment Income	1,445,899	1,815,148	1,302,838	425,053
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	2,792,754	4,337,737	3,857,764	606,830
Master Fund[1]	380,944	488,863	310,769	(4,558)
Capital gain distributions received from underlying funds
Master Fund[1]	604,736	1,632,526	1,513,194	463,412
Unaffiliated issuers	–	240	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized depreciation on foreign currency related transactions)
Unaffiliated issuers	(5,746,588)	(11,265,391)	(10,035,595)	(2,375,289)

Master Fund[1]	5,369,287	10,250,682	8,524,238	2,678,601

Net Realized and Unrealized Gain on Investments	3,401,133	5,444,657	4,170,370	1,368,996

Net Increase in Net Assets from Operations	$4,847,032	$7,259,805	$5,473,208	$1,794,049

[1] See Note 8 for information on affiliated issuers.
[2] See Note 3 for information on expenses, including waivers.

See accompanying Notes to Financial Statements.

8

Ultra Series Fund | December 31, 2014

Statements of Changes in Net Assets

	Madison Target		Madison Target		Madison Target		Madison Target
	Retirement 2020 Fund		Retirement 2030 Fund		Retirement 2040 Fund		Retirement 2050 Fund

Year Ended December 31,	2014	2013	2014	2013	2014	2013	2014	2013

Net Assets at beginning of period	$70,472,021	$56,607,290	$93,187,497	$68,009,467	$68,917,211	$49,268,630	$18,122,573	$7,160,082
Increase (decrease) in net assets from operations:
Net investment income	1,445,899	1,535,353	1,815,148	1,774,772	1,302,838	1,205,386	425,053	245,698
Net realized gain	3,778,434	1,807,902	6,459,366	2,714,716	5,681,727	1,894,990	1,065,684	188,246
Net change in unrealized appreciation (depreciation)	(377,301)	3,247,598	(1,014,709)	7,898,230	(1,511,357)	7,472,509	303,312	2,058,896

Net increase in net assets from operations	4,847,032	6,590,853	7,259,805	12,387,718	5,473,208	10,572,885	1,794,049	2,492,840
Distributions to shareholders from:
Net investment income
Class I	(1,620,265)	(1,662,495)	(1,934,962)	(1,824,367)	(1,401,615)	(1,211,502)	(435,257)	(249,891)
Net realized gains
Class I	(3,040,240)	(1,885,461)	(5,778,868)	(2,582,083)	(5,125,812)	(1,929,708)	(1,035,732)	(211,851)

Total distributions	(4,660,505)	(3,547,956)	(7,713,830)	(4,406,450)	(6,527,427)	(3,141,210)	(1,470,989)	(461,742)

Capital Stock transactions:
Class I Shares
Shares sold	30,353,864	32,237,785	36,962,168	40,496,358	30,530,746	31,957,596	15,844,030	12,784,911
Issued to shareholders in reinvestment of distributions	4,660,505	3,547,957	7,713,830	4,406,452	6,527,427	3,141,212	1,470,989	461,742
Shares redeemed	(43,585,923)	(24,963,908)	(52,474,015)	(27,706,048)	(45,422,312)	(22,881,902)	(12,961,813)	(4,315,260)

Total increase (decrease) from capital stock transactions	(8,571,554)	10,821,834	(7,798,017)	17,196,762	(8,364,139)	12,216,906	4,353,206	8,931,393

Total increase (decrease) in net assets	(8,385,027)	13,864,731	(8,252,042)	25,178,030	(9,418,358)	19,648,581	4,676,266	10,962,491

Net Assets at end of period	$62,086,994	$70,472,021	$84,935,455	$93,187,497	$59,498,853	$68,917,211	$22,798,839	$18,122,573

Undistributed net investment income included in net assets	$33,067	$–	$39,470	$840	$28,042	$27,574	$8,767	$5,681
Capital Share transactions:
Class I Shares
Shares sold	3,356,026	3,671,120	4,006,031	4,643,938	3,401,029	3,820,959	1,196,333	1,071,415
Issued to shareholders in reinvestment of distributions	536,783	405,309	878,019	494,188	778,089	362,172	113,369	36,179
Shares redeemed	(4,784,545)	(2,838,209)	(5,641,542)	(3,156,563)	(5,008,307)	(2,722,907)	(969,318)	(359,726)

Net increase (decrease) from capital share transactions	(891,736)	1,238,220	(757,492)	1,981,563	(829,189)	1,460,224	340,384	747,868

See accompanying Notes to Financial Statements.

9

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2020 FUND
		Year Ended December 31,

	2014	2013	2012	2011	2010
CLASS I
Net Asset Value at beginning of period	$8.76	$8.31	$7.82	$8.06	$7.64
Income from Investment Operations:
Net investment income[1]	0.19	0.21	0.24	0.22	0.20
Net realized and unrealized gain (loss) on investments	0.42	0.70	0.53	(0.04)	0.49

Total from investment operations	0.61	0.91	0.77	0.18	0.69
Less Distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.25)	(0.23)	(0.27)
Distributions from capital gains	(0.46)	(0.24)	(0.03)	(0.19)	–

Total distributions	(0.70)	(0.46)	(0.28)	(0.42)	(0.27)
Net increase (decrease) in net asset value	(0.09)	0.45	0.49	(0.24)	0.42
Net Asset Value at end of period	$8.67	$8.76	$8.31	$7.82	$8.06
Total Return (%)[2]	7.11	10.94	9.98	2.11	9.01
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$62,087	$70,472	$56,607	$39,580	$27,648
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.30	0.30	0.30	0.26	0.40
After reimbursement of expenses by Adviser (%)	0.21 [4]	0.30	0.30	0.24 [5]	0.20 [5]
Ratio of net investment income to average net assets (%)	2.08	2.37	2.96	2.70	2.61
Portfolio turnover (%)[3]	142	167	90	114	51

MADISON TARGET RETIREMENT 2030 FUND
		Year Ended December 31,

	2014	2013	2012	2011	2010
CLASS I
Net Asset Value at beginning of period	$8.92	$8.04	$7.49	$7.90	$7.41
Income from Investment Operations:
Net investment income[1]	0.18	0.19	0.23	0.19	0.18
Net realized and unrealized gain (loss) on investments	0.54	1.13	0.60	(0.09)	0.52

Total from investment operations	0.72	1.32	0.83	0.10	0.70
Less Distributions:
Distributions from net investment income	(0.22)	(0.18)	(0.22)	(0.20)	(0.21)
Distributions from capital gains	(0.65)	(0.26)	(0.06)	(0.31)	–

Total distributions	(0.87)	(0.44)	(0.28)	(0.51)	(0.21)
Net increase (decrease) in net asset value	(0.15)	0.88	0.55	(0.41)	0.49
Net Asset Value at end of period	$8.77	$8.92	$8.04	$7.49	$7.90
Total Return (%)[2]	8.06	16.56	11.05	1.16	9.56
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$84,935	$93,187	$68,009	$45,404	$31,279
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.30	0.30	0.30	0.26	0.40
After reimbursement of expenses by Adviser (%)	0.21 [4]	0.30	0.30	0.24 [5]	0.20 [5]
Ratio of net investment income to average net assets (%)	1.98	2.16	2.84	2.43	2.42
Portfolio turnover (%)[3]	103	136	86	108	43

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amount includes fees waived by the adviser (see Note 3).
[5]	Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.

See accompanying Notes to Financial Statements.

10

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MADISON TARGET RETIREMENT 2040 FUND

		Year Ended December 31,

	2014	2013	2012	2011	2010
CLASS I
Net Asset Value at beginning of period	$8.68	$7.61	$7.06	$7.60	$7.07
Income from Investment Operations:
Net investment income[1]	0.17	0.17	0.20	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.55	1.32	0.61	(0.12)	0.55

Total from investment operations	0.72	1.49	0.81	0.04	0.70
Less Distributions:
Distributions from net investment income	(0.22)	(0.16)	(0.19)	(0.17)	(0.17)
Distributions from capital gains	(0.81)	(0.26)	(0.07)	(0.41)	–

Total distributions	(1.03)	(0.42)	(0.26)	(0.58)	(0.17)
Net increase (decrease) in net asset value	(0.31)	1.07	0.55	(0.54)	0.53
Net Asset Value at end of period	$8.37	$8.68	$7.61	$7.06	$7.60
Total Return (%)[2]	8.27	19.63	11.42	0.47	9.97
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$59,499	$68,917	$49,269	$35,182	$26,147
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.30	0.30	0.30	0.26	0.40
After reimbursement of expenses by Adviser (%)	0.21 [4]	0.30	0.30	0.24 [5]	0.20 [5]
Ratio of net investment income to average net assets (%)	1.95	2.01	2.65	2.11	2.14
Portfolio turnover (%)[3]	108	151	101	115	40

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amount includes fees waived by the adviser (see Note 3).
[5]	Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.

MADISON TARGET RETIREMENT 2050 FUND

	Year Ended December 31,			Inception to

	2014	2013	2012	12/31/11 [1]

CLASS I
Net Asset Value at beginning of period	$12.78	$10.69	$9.75	$10.00
Income from Investment Operations:
Net investment income[2]	0.27	0.24	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.82	2.19	0.89	(0.36)

Total from investment operations	1.09	2.43	1.19	(0.10)
Less Distributions:
Distributions from net investment income	(0.27)	(0.18)	(0.21)	(0.14)
Distributions from capital gains	(0.63)	(0.16)	(0.04)	–
Distributions from return of capital	–	–	–	(0.01)

Total distributions	(0.90)	(0.34)	(0.25)	(0.15)
Net increase (decrease) in net asset value	0.19	2.09	0.94	(0.25)
Net Asset Value at end of period	$12.97	$12.78	$10.69	$9.75
Total Return (%)[3]	8.51	22.78	12.12	(1.03)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$22,799	$18,123	$7,160	$2,236
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.30	0.30	0.30	0.26 [5]
After reimbursement of expenses by Adviser (%)	0.20 [8]	0.30	0.30	0.26 [5,6]
Ratio of net investment income to average net assets (%)	2.02	1.98	2.90	2.61 [5]
Portfolio turnover (%)[7]	133	215	86	75[4]

[1]	Commenced investment operations on January 3, 2011.
[2]	Based on average shares outstanding during the year.
[3]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[4]	Not annualized.
[5]	Annualized.
[6]	Amount includes fees waived by the adviser through a contractual management fee reduction from 0.40% to 0.20% effective October 1, 2009 to February 16, 2011. Effective February 17, 2011 to August 31, 2011, the fee was permanently reduced to 0.20%. Effective September 1, 2011, shareholders approved a new fee arrangement which includes an advisory fee of 0.25% and services agreement fee of 0.05%.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[8]	Amount includes fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

11

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

1. ORGANIZATION

The Ultra Series Fund (the “Trust’’), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act’’), as amended, as a diversified, open-end management investment company. The Trust is a series fund with, at the end of the period covered by this report, 16 investment portfolios (individually, a “Fund,” and collectively, the “Funds’’), each with different investment objectives and policies. The Funds currently reporting within this book at the end of the period were the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds” or “Ultra Series Madison Target Retirement Funds” or “USF Target Date Funds”).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. The Target Date Funds only offer a single class of shares, Class I shares. The shares represent an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except the class of shares bears its own distribution fees, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group’’). The Trust may, in the future, offer other share classes to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”).

The Target Date Funds, each a feeder fund, seek to achieve its investment objective by investing all of its investable assets in a respective master fund (the “Master Fund”), each master fund a series of the Madison Funds. Madison Funds is an open-end diversified investment management company advised by the Investment Adviser. The financial statements of each of the respective Master Funds should be read in conjunction with the Ultra Series Madison Target Retirement Funds’ financial statements, included within this annual report. The valuation policies of the Master Funds can be found within the above referenced financial statements. As of December 31, 2014, the Ultra Series Madison Target Retirement 2020 Fund owned approximately 99.44% of the respective Madison Funds Master Fund, the Ultra Series Madison Target Retirement 2030 Fund owned approximately 99.94% of the respective Madison Funds Master Fund, the Ultra Series Madison Target Retirement 2040 Fund owned approximately 99.80% of the respective Madison Funds Master Fund, and the Ultra Series Madison Target Retirement 2050 Fund owned approximately 99.70% of the respective Madison Funds Master Fund. See also Appendix A, page 20 for the Portfolio of Investments, and Appendix B, page 22 for the Statements of Assets and Liabilities for the respective Master Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: Equity securities, including exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price.

Investments in shares of open-end mutual funds are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((“NYSE”) usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Date Fund consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Trust’s Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn require a Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded in is on Holiday.

12

Ultra Series Fund | Notes to the Financial Statements - continued | December 31, 2014

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers’’ in U.S. Government securities. As of December 31, 2014, none of the Funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of December 31, 2014, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	12/31/14

Ultra Series Madison Target
Retirement 2020[1]	$62,004,926	$–	$–	$62,004,926

Ultra Series Madison Target
Retirement 2030[1]	84,771,709	–	–	84,771,709

Ultra Series Madison Target
Retirement 2040[1]	59,286,760	–	–	59,286,760

Ultra Series Madison Target
Retirement 2050[1]	22,660,737	–	–	22,660,737

1 Please refer to Appendix A of this report (page 20) for a list of underlying holdings of the Master Fund held by each respective Ultra Series Target Date Fund.

3. MANAGEMENT AND SERVICES AGREEMENTS AND OTHER EXPENSES

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each Fund as follows as of December 31, 2014:

13

Ultra Series Fund | Notes to the Financial Statements - continued | December 31, 2014

Fund	Management Fee
Ultra Series Madison Target Retirement 2020	0.25%
Ultra Series Madison Target Retirement 2030	0.25%
Ultra Series Madison Target Retirement 2040	0.25%
Ultra Series Madison Target Retirement 2050	0.25%

For the Target Date Funds, the Management Agreement requires the Investment Adviser to provide investment management services to the Funds. These fees are computed daily and paid monthly at an annualized percentage rate of 0.25%. The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees related to the Funds. In that regard, in order to avoid charging duplicate fees, as long as the USF Target Date Fund invests substantially all of its assets in the underlying Madison Target Date Fund discussed above (see Note 1); from August 30 through December 31, 2014, all direct management fees of each USF Target Date Fund were waived as each USF Target Date Fund pays the underlying acquired fees (including management fees) of the Madison Target Date Funds. For the period ended December 31, 2014, the waived management fee amounts for the Ultra Series Madison Funds Target Retirement 2020, 2030, 2040, and 2050 Funds totaled $53,696, $71,488, $50,724 and $18,426, respectively, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees. Effective January 1, 2015, the USF Target Date Funds will not charge direct management fees.

Services Agreement: The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly at an annualized percentage rate of 0.05%. The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees related to the Funds. In that regard, in order to avoid charging duplicate fees, as long as the USF Target Date Fund invests substantially all of its assets in the underlying Madison Target Date Fund discussed above (see Note 1), from August 30 through December 31, 2014, all direct service fees of each USF Target Date Fund were waived as each USF Target Date Fund pays the underlying acquired fund fees (including service fees) of the Madison Target Date Funds. The waived service fee amounts for the Ultra Series Madison Target Retirement 2020, 2030, 2040 and 2050 Funds totaled $10,739, $14,297, $10,145 and $3,686, respectively, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees. Effective January 1, 2015, the USF Target Date Funds will not charge direct services fees.

Other Expenses: The Trust is responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, overdrafts, any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board may change trustee fees paid at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the year ended December 31, 2014, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
Ultra Series Madison Target Retirement 2020	$96,658,256	$107,822,896
Ultra Series Madison Target Retirement 2030	92,230,200	104,715,531
Ultra Series Madison Target Retirement 2040	70,649,899	82,537,724
Ultra Series Madison Target Retirement 2050	30,905,954	27,401,049

6. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of December 31, 2014. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2011 through December 31, 2014.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	Ordinary Income		Long-Term Capital Gain
Fund	2014	2013	2014	2013
Ultra Series Madison Target Retirement 2020	$2,178,516	$2,180,470	$2,481,989	$1,367,486
Ultra Series Madison Target Retirement 2030	2,788,948	2,700,413	4,924,882	1,706,037
Ultra Series Madison Target Retirement 2040	2,327,916	1,992,163	4,199,511	1,149,047
Ultra Series Madison Target Retirement 2050	699,116	367,015	771,873	94,727

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows.

Fund	Ordinary Income	Long-Term Capital Gain
Ultra Series Madison Target Retirement 2020	$304,387	$166,274
Ultra Series Madison Target Retirement 2030	385,489	284,640
Ultra Series Madison Target Retirement 2040	243,007	221,978
Ultra Series Madison Target Retirement 2050	23,339	15,741

For federal income tax purposes, the Target Date Funds did not have capital loss carryforwards as of December 31, 2014.

Certain specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year, if the Funds so elect. For the year ended December 31, 2014, none of the Funds elected to defer late-year losses.

For the year ended December 31, 2014, there were no capital losses utilized for the Target Date Funds.

At December 31, 2014, the aggregate gross unrealized appreciation/depreciation and net unrealized appreciation for all securities as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Ultra Series Madison Target Retirement 2020	$5,671,445	$789,619	$4,881,826
Ultra Series Madison Target Retirement 2030	11,388,422	1,761,383	9,627,039
Ultra Series Madison Target Retirement 2040	9,744,852	1,744,252	8,000,600
Ultra Series Madison Target Retirement 2050	3,025,026	458,706	2,566,320

14

Ultra Series Fund | Notes to the Financial Statements - continued | December 31, 2014

The differences between the book unrealized amounts reflected in the Statement of Assets and Liabilities and tax unrealized amounts (shown above) are due to the tax deferral of losses on wash sales.

Reclassification Adjustments: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Funds.

Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among undistributed net investment income (loss) and undistributed net realized gain (loss) on investments and foreign currency translations. Accordingly, at December 31, 2014, reclassifications were recorded as follows:

	Undistributed	Accumulated
	Net Investment	Net Realized
Fund	Income (Loss)	Gain (Loss)
Ultra Series Madison Target Retirement 2020	$207,433	$(207,433)
Ultra Series Madison Target Retirement 2030	158,444	(158,444)
Ultra Series Madison Target Retirement 2040	99,245	(99,245)
Ultra Series Madison Target Retirement 2050	13,290	(13,290)

7. INVESTMENT RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “Underlying Funds’’), including exchange traded funds (“ETFs”). Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

15

Ultra Series Funds | Notes to the Financial Statements - concluded | December 31, 2014

8. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at December 31, 2014, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company. A summary of the transactions with each affiliated underlying fund as of December 31, 2014 follows:

	Balance of			Balance of
	Shares			Shares
	Held at	Gross	Gross	Held at	Value at	Realized	Distributions
Fund/Underlying Fund	12/31/13	Additions	Sales	12/31/14	12/31/14	Gain (Loss)	Received[1]
Ultra Series Madison Target Retirement 2020 Fund
Madison Funds: Madison Target Retirement 2020 Fund Class R6	–	6,618,749	(469,005)	6,149,744	$61,189,955	$380,944	$1,142,295

Totals					$61,189,955	$380,944	$1,142,295

Ultra Series Madison Target Retirement 2030 Fund
Madison Funds: Madison Target Retirement 2030 Fund Class R6	–	8,938,087	(489,245)	8,448,842	$83,305,587	$488,863	$2,413,539

Totals					$83,305,587	$488,863	$2,413,539

Ultra Series Madison Target Retirement 2040 Fund
Madison Funds: Madison Target Retirement 2040 Fund Class R6	–	6,283,778	(286,908)	5,996,870	$58,709,357	$310,769	$2,101,733

Totals					$58,709,357	$310,769	$2,101,733

Ultra Series Madison Target Retirement 2050 Fund
Madison Funds: Madison Target Retirement 2050 Fund Class R6	–	2,334,174	(71,452)	2,262,722	$22,265,183	$(4,558)	$690,503

Totals					$22,265,183	$(4,558)	$690,503

[1]	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

16

Ultra Series Fund | December 31, 2014

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Ultra Series Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund each a portfolio constituting Ultra Series Fund (collectively, the “Funds”) as of December 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2014, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche, LLP

Milwaukee, WI
February 25, 2015

17

Ultra Series Fund | December 31, 2014

Other Information (unaudited)

DISCUSSION OF CONTRACT RENEWAL PROCESS AND CONSIDERATIONS

The Board of Trustees reviewed a variety of matters in connection with the Trust’s investment advisory contract with the Investment Investment Adviser and the subadvisory contracts with the applicable Subadvisers at an in-person meeting of the Board held in July 2014. The following summarizes the Board’s process and considerations during that meeting.

With regard to the nature, extent and quality of the services to be provided by the Adviser and each sub-adviser, the Board reviewed the biographies and tenure of the personnel involved in Trust management and the experience of the Adviser (and applicable sub-adviser) and its affiliates as investment manager to other investment companies with similar investment strategies or to individual clients or institutions with similar investment strategies. The Trustees recognized the wide array of investment professionals employed by the respective firm or firms. Representatives of the Adviser and each sub-adviser discussed or otherwise presented their respective firms’ ongoing investment philosophies and strategies intended to provide performance consistent with each Fund’s investment objectives under various market scenarios.

The Board discussed the quality of services provided to the Trust by its applicable transfer agent, fund administrator and custodian as well as the various administrative services provided directly by the Adviser. Such services included arranging for third party service providers to provide all necessary Fund administration as well as supervising any sub-advisers to Fund portfolios.

With regard to the investment performance of the Trust and the investment adviser, the Board reviewed current performance information provided in the written Board materials. The Trustees discussed the reasons for both outperformance and underperformance compared with peer groups and applicable indices and benchmarks. The Trustees discussed the unique aspects of the securities markets applicable to particular Funds so that the performance of any such Funds could be reviewed in context. The Trustees reviewed both long-term and short-term performance and considered the effect on long-term performance that may have been attributable to any previous investment advisers to any Fund. The Trustees also considered whether any relative underperformance was appropriate in view of the Adviser’s conservative investment philosophy. The Board performed this review in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio. In connection with the review of performance, the Board engaged in a comprehensive discussion of market conditions and discussed the reasons for Fund performance under such conditions. With regard to fixed-income Funds, the Board considered each Fund’s relatively conservative investment philosophy during a period of historically low interest rates and the relative risks to fixed-income Funds in the current environment. Representatives of the Adviser and each sub-adviser discussed with the Board the methodology for arriving at peer groups and indices used for performance comparisons.

With regard to the costs of the services to be provided and the profits to be realized by the investment adviser and its affiliates from the relationship with the Trust, the Board reviewed the expense ratios for a variety of other funds in each Fund portfolio’s peer group with similar investment objectives. Again, the Board reviewed these matters in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio.

The Board noted that the Adviser or its affiliates, and, as applicable, each sub-adviser, provided investment management services to other investment company and/or non-investment company clients and considered the fees charged by the Adviser (and respective sub-adviser) to such Funds and clients for purposes of determining whether the given advisory fee was disproportionately large under the so-called Gartenberg standard traditionally used by investment company boards in connection with contract renewal considerations. The Board took those fees into account and considered the differences in services and time required by the various types of funds and clients to which the Adviser (or sub-adviser, if applicable) provided services. The Board recognized that significant differences may exist between the services provided to one type of fund or client and those provided to others, such as those resulting from a greater frequency of shareholder redemptions in a mutual fund and the higher turnover of mutual fund assets. The Board gave such comparisons the weight that they merit in light of the similarities and differences between the services that the various Funds require and were wary of “inapt comparisons.” They considered that, if the services rendered by the Adviser (or sub-adviser, if applicable) to one type of fund or client differed significantly from others, then the comparison should not be used. In the case of non-investment company clients for which the Adviser (or sub-adviser, if applicable) may act as either investment adviser or sub adviser, the Board noted that the fee may be lower than the fees charged to the Trust. The Board noted too the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser (or sub adviser, if applicable) which are performed for investment company clients but are not performed for non-investment company clients.

The Trustees reviewed each Fund’s fee structure based on total Fund expense ratio as well as by comparing advisory fees to other advisory fees. The Board noted the simple expense structure maintained by the Trust: an advisory fee and a capped administrative “services” expense. The Board reviewed total expense ratios paid by other funds with similar investment objectives, recognizing that such a comparison, while not dispositive, was an important consideration.

The Trustees sought to ensure that fees paid by the Trust were appropriate. The Board reviewed materials demonstrating that although the Adviser is compensated for a variety of the administrative services it provides or arranges to provide to the Funds to its administrative services agreements with the Trust (“Services Agreement”), such compensation does not always cover all costs because the Services Agreement effectively acts as a cap on administrative expenses. Therefore, the Board recognized that any administrative, operational, regulatory or compliance fees or costs in excess of the Services Agreement fees are paid by the Adviser from investment advisory fees earned. In this regard, the Trustees noted that examination of each Fund portfolio’s total expense ratio compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules.

The Board recognized that to the extent a Fund portfolio invests in other mutual funds also managed by the Adviser (or its affiliates), the Adviser (or an affiliate) receives investment advisory fees from both the Fund portfolio and the underlying mutual fund. The Board was satisfied in this regard that the Adviser (or an affiliate) provides separate services to the Trust’s “Fund of funds” portfolios and the underlying mutual funds in which each such Fund invests in exchange for the fees received from them.

In reviewing costs and profits, the Board noted that for some smaller Fund portfolios, the salaries of all portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Adviser who serve as Trust officers, as well as facility costs (e.g., rent, etc.), could not be supported by fees received from such portfolios alone. However, the Board recognized that the Trust is profitable to the Adviser because such salaries and fixed costs are already paid in whole or in part from revenue generated by management of other client assets managed by the Adviser, including the Trust as one of a consolidated family of investment companies. The Trustees noted that total assets managed by the Adviser and its affiliates were in excess of $15 billion at the time of the meeting. As a result, although the fees paid by each Fund portfolio at its present size might not be sufficient to profitably support a stand-alone fund, the Trust is reasonably

18

Ultra Series Funds | Other Information (unaudited) - continued | December 31, 2014

profitable to the Adviser as part of its larger, diversified organization. In sum, the Trustees recognized that the Trust is important to the Adviser and is managed with the attention given to the Adviser’s other clients.

With regard to the extent to which economies of scale would be realized as each Fund portfolio’s assets increase, the Trustees recognized that at their current asset levels, it was premature to discuss any economies of scale not already factored into the compensation payable under the existing investment management and Services Agreement. The Trustees also recognized that in connection with certain mergers that had occurred in April 2013, the Adviser had lowered fees payable from the predecessor funds of Tax-Free National, Tax-Free Virginia, Corporate Bond and Mid Cap Funds and that the surviving Funds in the merger were paying fees at those lower amounts. In addition, the Trustees recognized that the Adviser was currently waiving fees (pursuant to its investment management agreement or the applicable Services Agreement, as the case may be) with regard to: the Government Bond, Dividend Income and certain classes of the Investors Fund series as well as the Madison Cash Reserves Fund. The Board also recognized that the Adviser had arranged for the fees to be capped for certain classes of the Investors Fund series of the Trust.

Counsel to the Independent Trustees confirmed that the Trust’s Independent Trustees met previously and reviewed the written contract renewal materials provided by the Adviser and applicable sub-advisers. He noted that the Independent Trustees had considered such materials in light of the aforementioned Gartenberg standard as well as criteria either set forth or discussed in the more recent Supreme Court decision in Jones v. Harris regarding the investment company contract renewal process under Section 15(c) of the Investment Company Act of 1940, as amended. The Independent Trustees made a variety of additional inquiries regarding such written materials to the Adviser and the sub-advisers and representatives of the Adviser and sub-advisers, respectively, discussed each matter raised.

After further discussion, analysis and review of the totality of the information presented, including the information set forth above and the other information considered by the Board of Trustees, the Trustees, including the Independent Trustees, concluded that the Trust’s advisory fees (including applicable sub-advisory fees) are fair and reasonable for each respective Fund portfolio and that renewal of their respective Advisory, Sub-advisory and Services Agreement are in the best interests of each respective Fund portfolio and its shareholders.

In the course of their review of the contract renewal materials, the Board also reviewed and discussed with counsel the “Rule 12b-1” plans adopted by the Trust. Advisory personnel directed the Board to the written materials regarding these matters during the course of the Board’s consideration of the Rule 12b-1 plans. Finally, the Board also reviewed the Trust’s distribution agreements and the information provided in the written materials regarding the distributor as well as applicable Codes of Ethics.

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the tables that follow are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six month period ended December 31, 2014. Expenses paid during the period in the table below are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the Fund you own under the heading entitled “Actual” to estimate the expenses you paid on your account during this period.

	CLASS I
	Beginning	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period
Ultra Series Madison Target
Retirement 2020 Fund	$1,000	$1,025.00	0.11%	$0.56
Ultra Series Madison Target
Retirement 2030 Fund	1,000	1,028.50	0.11%	0.56
Ultra Series Madison Target
Retirement 2040 Fund	1,000	1,028.50	0.11%	0.56
Ultra Series Madison Target
Retirement 2050 Fund	1,000	1,029.70	0.10%	0.51

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS I
	Beginning	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period
Ultra Series Madison Target
Retirement 2020 Fund	$1,000	$1,024.65	0.11%	$0.56
Ultra Series Madison Target
Retirement 2030 Fund	1,000	1,024.65	0.11%	0.56
Ultra Series Madison Target
Retirement 2040 Fund	1,000	1,024.65	0.11%	0.56
Ultra Series Madison Target
Retirement 2050 Fund	1,000	1,024.70	0.10%	0.51

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the Funds. The information provided in the hypothetical example table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

19

Ultra Series Funds | Other Information (unaudited) - continued | December 31, 2014

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC’s website at www.sec.gov and is also located in the Funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www. sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Management’s Discussion of Fund Performance are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

TAX INFORMATION

Corporate Dividends Received Deduction: For the taxable year ended October 31, 2014, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Fund	Percentage
Madison Target Retirement 2020 Fund	7.00%
Madison Target Retirement 2030 Fund	10.23%
Madison Target Retirement 2040 Fund	10.73%
Madison Target Retirement 2050 Fund	12.56%

APPENDIX A: MADISON FUNDS: MADISON TARGET DATE FUNDS PORTFOLIOS OF INVESTMENTS - Master Funds (unaudited)

Madison Funds: Madison Target Retirement 2020 Fund Portfolio of Investments[1]
	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.6%
Bond Funds - 59.1%
Baird Aggregate Bond Fund Institutional Shares	425,615	$4,600,896
iShares 20+ Year Treasury Bond ETF	4,866	612,727
iShares 3-7 Year Treasury Bond ETF	137,784	16,852,361
iShares 7-10 Year Treasury Bond ETF	40,462	4,288,567
Metropolitan West Total Return Bond Fund Class I	421,710	4,596,640
Vanguard Short-Term Corporate Bond ETF	30,789	2,451,728
Vanguard Total Bond Market ETF	33,456	2,755,771

		36,158,690
Foreign Stock Funds - 4.5%
iShares MSCI United Kingdom ETF	33,805	609,504
SPDR S&P China ETF	3,839	305,738
Vanguard FTSE All-World ex-U.S. ETF	13,026	610,398
WisdomTree Europe Hedged Equity Fund	5,478	304,686
WisdomTree Japan Hedged Equity Fund	18,573	914,349

		2,744,675
Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund	1,030,020	1,030,020

Stock Funds - 35.3%
iShares Core S&P Mid-Cap ETF	12,574	1,820,715
PowerShares Buyback Achievers Portfolio ETF	63,302	3,041,661
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	39,696	606,947
Schwab U.S. Dividend Equity ETF	61,119	2,435,592
SPDR Gold Shares*	10,789	1,225,415
SPDR S&P 500 ETF Trust	50,317	10,340,143
Vanguard Growth ETF	11,657	1,216,874
Vanguard Health Care ETF	2,418	303,677
Vanguard Information Technology ETF	5,816	607,656

		21,598,680

TOTAL INVESTMENTS - 100.6% (Cost $56,604,799**)		$61,532,065
NET OTHER ASSETS AND LIABILITIES - (0.6%)		(371,809)

TOTAL NET ASSETS - 100.0%		$61,160,256

1	Calculated on a cash basis.
*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $56,604,799.
ETF	Exchange Traded Fund.

Madison Funds: Madison Target Retirement 2030 Fund Portfolio of Investments1

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.1%
Bond Funds - 37.1%
Baird Aggregate Bond Fund Institutional Shares	386,675	$4,179,962
iShares 20+ Year Treasury Bond ETF	13,261	1,669,825
iShares 3-7 Year Treasury Bond ETF	102,419	12,526,868
iShares 7-10 Year Treasury Bond ETF	55,140	5,844,289
Metropolitan West Total Return Bond Fund Class I	383,128	4,176,095
Vanguard Total Bond Market ETF	30,396	2,503,718

		30,900,757
Foreign Stock Funds - 7.0%
iShares MSCI United Kingdom ETF	69,103	1,245,927
SPDR S&P China ETF	10,464	833,353
Vanguard FTSE All-World ex-U.S. ETF	26,628	1,247,788
WisdomTree Europe Hedged Equity Fund	14,931	830,463
WisdomTree Japan Hedged Equity Fund ETF	33,748	1,661,414

		5,818,945
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund	1,043,683	1,043,683

Stock Funds - 54.7%
iShares Core S&P Mid-Cap ETF	34,270	4,962,296
PowerShares Buyback Achievers Portfolio ETF	103,518	4,974,040
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	108,190	1,654,219
Schwab U.S. Dividend Equity ETF	83,291	3,319,146
SPDR Gold Shares*	14,703	1,669,967
SPDR S&P 500 ETF Trust^	116,972	24,037,746
Vanguard Growth ETF	23,829	2,487,509
Vanguard Health Care ETF	6,591	827,764
Vanguard Information Technology ETF	15,852	1,656,217

		45,588,904

TOTAL INVESTMENTS - 100.1%(Cost $73,295,780**)		83,352,289
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(86,498)

TOTAL NET ASSETS - 100.0%		$83,265,791

1	Calculated on a cash basis.
*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $73,295,780.
^	The shareholder report and other information for the SPDR S&P 500 ETF Trust can be found at
www.spdrs.com/product/fund.seam?ticker=SPY.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

20

Ultra Series Funds | Other Information (unaudited) - continued | December 31, 2014

Madison Funds: Madison Target Retirement 2040 Fund Portfolio of Investments1

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.2%
Bond Funds - 27.1%
Baird Aggregate Bond Fund Institutional Shares	136,413	$1,474,629
iShares 20+ Year Treasury Bond ETF	9,357	1,178,233
iShares 3-7 Year Treasury Bond ETF	60,220	7,365,508
iShares 7-10 Year Treasury Bond ETF	33,348	3,534,555
Metropolitan West Total Return Bond Fund Class I	135,162	1,473,265
Vanguard Total Bond Market ETF	10,723	883,254

		15,909,444
Foreign Stock Funds - 9.5%
iShares Global Energy ETF	7,848	291,867
iShares MSCI United Kingdom ETF	48,757	879,089
SPDR S&P China ETF	11,074	881,933
Vanguard FTSE All-World ex-U.S. ETF	25,050	1,173,843
WisdomTree Europe Hedged Equity Fund	15,802	878,907
WisdomTree Japan Hedged Equity Fund ETF	29,765	1,465,331

		5,570,970
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund	793,696	793,696

Stock Funds - 62.2%
iShares Core S&P Mid-Cap ETF	28,210	4,084,808
PowerShares Buyback Achievers Portfolio ETF	85,213	4,094,485
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	114,518	1,750,987
Schwab U.S. Dividend Equity ETF	73,459	2,927,341
SPDR Gold Shares*	10,374	1,178,279
SPDR S&P 500 ETF Trust^	85,378	17,545,179
Vanguard Growth ETF	22,418	2,340,215
Vanguard Health Care ETF	4,651	584,119
Vanguard Information Technology ETF	13,981	1,460,735
Vanguard Mid-Cap Value ETF	6,543	585,140

		36,551,288

TOTAL INVESTMENTS - 100.2% (Cost $50,496,774**)		58,825,398
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(119,459)

TOTAL NET ASSETS - 100.0%		$58,705,939

1	Calculated on a cash basis.
*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $50,496,774.
^	The shareholder report and other information for the SPDR S&P 500 ETF Trust can be found at
www.spdrs.com/product/fund.seam?ticker=SPY.
ETF	Exchange Traded Fund.

Madison Funds: Madison Target Retirement 2050 Fund Portfolio of Investments1

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.3%

Bond Funds - 17.1%
iShares 20+ Year Treasury Bond ETF	3,552	$447,268
iShares 3-7 Year Treasury Bond ETF	18,288	2,236,805
iShares 7-10 Year Treasury Bond ETF	10,549	1,118,089

		3,802,162
Foreign Stock Funds - 11.5%
iShares Global Energy ETF	8,952	332,925
iShares MSCI United Kingdom ETF	18,491	333,393
SPDR S&P China ETF	4,204	334,806
Vanguard FTSE All-World ex-U.S. ETF	9,509	445,592
WisdomTree Europe Hedged Equity Fund ETF	7,998	444,849
WisdomTree Japan Hedged Equity Fund ETF	13,559	667,509

		2,559,074
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund	320,467	320,467

Stock Funds - 70.3%
iShares Core S&P Mid-Cap ETF	12,239	1,772,207
PowerShares Buyback Achievers Portfolio ETF	36,966	1,776,216
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	1,102	111,016
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	58,005	886,903
Schwab U.S. Dividend Equity ETF	33,448	1,332,903
SPDR Gold Shares *	3,938	447,278
SPDR S&P 500 ETF Trust	33,490	6,882,195
Vanguard Growth ETF	10,637	1,110,396
Vanguard Health Care ETF	1,767	221,918
Vanguard Information Technology ETF	6,369	665,433
Vanguard Mid-Cap Value ETF	4,966	444,109

		15,650,574

TOTAL INVESTMENTS - 100.3% (Cost $19,730,602**)		22,332,277
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(63,362)

TOTAL NET ASSETS - 100.0%		$22,268,915

1	Calculated on a cash basis.
*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $19,730,602.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

21

Ultra Series Funds | Other Information (unaudited) - concluded | December 31, 2014

APPENDIX B: MADISON FUNDS: MADISON TARGET DATE FUNDS STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

	Madison Target	Madison Target	Madison Target	Madison Target
	Retirement	Retirement	Retirement	Retirement
	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Assets:
Investments in securities, at cost
Unaffiliated issuers	$56,604,799	$73,295,780	$50,496,774	$19,730,602
Net unrealized appreciation
Unaffiliated issuers	4,927,266	10,056,509	8,328,624	2,601,675

Total investments at value	61,532,065	83,352,289	58,825,398	22,332,277
Receivables:
Investments sold	5,008,623	4,002,238	2,687,006	1,370,325
Dividends	82,146	154,939	111,651	44,134

Total assets	66,622,834	87,509,466	61,624,055	23,746,736

Liabilities:
Payables:
Investments purchased	5,446,887	4,222,519	2,903,136	1,472,192
Management fees	13,076	17,630	12,483	4,691
Service agreement fees	2,615	3,526	2,497	938

Total liabilities	5,462,578	4,243,675	2,918,116	1,477,821

Net assets	$61,160,256	$83,265,791	$58,705,939	$22,268,915

Net assets consist of:
Paid-in capital	$55,957,900	$73,181,254	$50,399,335	$19,700,141
Accumulated undistributed net investment income	104,556	154,677	135,458	58,070
Accumulated net realized gain (loss) on investments sold and foreign
currency related transactions	170,534	(126,649)	(157,478)	(90,971)
Net unrealized appreciation of investments (including appreciation of
foreign currency related transactions)	4,927,266	10,056,509	8,328,624	2,601,675

Net Assets	$61,160,256	$83,265,791	$58,705,939	$22,268,915

Class R6 Shares:
Net Assets	$61,160,256	$83,265,791	$58,705,939	$22,268,915
Shares of beneficial interest outstanding	6,149,846	8,448,945	5,996,974	2,262,825
Net Asset Value and redemption price per share	$9.95	$9.86	$9.79	$9.84

See accompanying Notes to Financial Statements.

22

Ultra Series Fund | December 31, 2014

Trustees and Officers

The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 3711, except for Mr. Mason for whom it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the Funds’ website at www.madisonfunds.com or by calling 1-800-877-6089.

Interested Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years

Katherine L. Frank[2] 1960	Trustee and President, 2009 - Present	Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 - Present; Managing Director and Vice President, 1986 - 2010

Madison Asset Management, LLC (“Madison”), Executive Director and Chief Operating Officer, 2010 - Present; Vice President, 2004 - 2010

Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 - Present; President, 1996 - 2010

		Madison Strategic Sector Premium Fund (closed end fund), President, 2005 - Present; Madison Funds (21) (mutual funds), President, 2009 - Present; Madison Covered Call & Equity Strategy Fund (closed end fund), President, December 2012 - Present	43	Madison Strategic Sector premium fund, 2005 - present; Medison Funds (26), 2009 - Present

Jay R. Sekelsky 1959	Vice President, 2009 - Present	MIH, Executive Director and Chief Investment Officer, 2010 - Present; Managing Director and Vice President, 1990 - 2010

Madison, Executive Director and Chief Investment Officer, 2010 - Present

MIA, Executive Director and Chief Investment Officer, 2010 - Present; Vice President, 1996 - 2010

		Madison Strategic Sector Premium Fund, Vice President, 2005 - Present; Madison Funds (26), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 - Present	N/A	N/A

Paul A. Lefurgey 1964	Vice President, 2009 - Present	MIH, Executive Director and Head of Fixed Income Investments, 2013 - Present; Managing Director and Head of Fixed Income Investments, 2005 - 2013; Madison and MIA, Executive Director and Head of Fixed Income Investments, 2013 - Present; Managing Director and Head of Fixed Income Investments, 2010 - 2013

MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice President, 2003 - 2005

		Madison Strategic Sector Premium Fund, Vice President, 2010 - Present; Madison Funds (26), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 - Present	N/A	N/A

Greg D. Hoppe 1969	Treasurer, 2009 - Present	MIH and MIA, Vice President, 1999 - Present; Madison, Vice President, 2009 - Present

		Madison Strategic Sector Premium Fund, Treasurer, 2009 - Present; Chief Financial Officer, 2005 - 2009; Madison Funds (26), Treasurer, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Treasurer, December 2012 - Present	N/A	N/A

Holly S. Baggot 1960	Secretary, 1999 - Present Assistant Treasurer, 1999 - 2007; 2009 - Present	MIH and MIA, Vice President, 2010 - Present; Madison, Vice President, 2009 - Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012 - Present

MCA, Director-Mutual Funds, 2008-2009; Director-Mutual Fund Operations, 2006-2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager-Product & Fund Operations, 2001-2005

		Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 - Present; Madison Funds (26), Secretary, 1999-Present and Treasurer, 2008-2009 and Assistant Treasurer, 1997-2007 and 2009-Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, December 2012 - Present	N/A	N/A

23

Ultra Series Funds |Trustees and Officers - concluded | December 31, 2014

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[2]	Other Directorships Held by Director/ Trustee During Past Five Years

W. Richard Mason 1960	Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present	MIH, MIA and Madison, Chief Compliance Officer and Corporate Counsel, 2009 - Present;

General Counsel and Chief Compliance Officer, 1996 - 2009

MFD, Principal, 1998 - Present; Concord Asset Management, LLC (“Concord”) (an affiliated investment advisory firm of Madison), General Counsel, 1996 - 2009; NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2011 - Present

Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present; Secretary, General Counsel and Chief Compliance Officer, 2005 - 2009;

Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, December 2012 - Present

		Madison Funds (26), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present	N/A	N/A

Independent Trustees

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex[2]	Other Directorships Held by Director/ Trustee During Past Five Years

Philip E. Blake 1944	Trustee, 2009 - Present	Retired Investor Lee Enterprises, Inc (news and advertising publisher), Madison, WI, Vice President, 1998 - 2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993 - 2000	44	Edgewood College, 2003 - Present; Chairman of the Board, 2010 - 2012

Nerites Corporation (technology company), 2004 - 2013

Madison Strategic Sector Premium Fund, 2005 - Present;

				Madison Funds (26), 2009 - Present; Madison Covered Call & Equity Strategy Fund, 2005-Aug 2009, and December 2012 - Present

James R. Imhoff, Jr. 1944	Trustee, 2009 - Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996 - Present	44	Park Bank, 1978 - Present Madison Strategic Sector Premium Fund, 2005 - Present; Madison Covered Call & Equity Strategy Fund, 2005 - Present; Madison Funds (26), 2009 - Present

Steven P. Riege 1954	Trustee, 2005 - Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/President, 2001 - Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President-Marketing and Vice President-Human Resources, 1986 - 2001	43	Forward Service Corporation (employment training non-profit), 2010 - Present Stanek Tool Corp., 1990 - Present Madison Funds (26), 2005 - Present Madison Strategic Sector Premium Fund, 2014 - Present

Richard E. Struthers 1952	Trustee, 2004 - Present	Clearwater Capital Management (investment advisory firm), Minneapolis, MN, Chair and Chief Executive Officer, 1998 - Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006 - 2012 IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997	42	Park Nicolet Health Services, 2001 - 2012 Health Partners, 2013 - Present Madison Funds (26), 2004 - Present

Lorence D. Wheeler 1938	Trustee, 2009 - 12/31/14*	Retired investor Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide), Madison, WI, President, 1986 - 1997	44	Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003 - Present

				Madison Strategic Sector Premium Fund, 2005 - 2014*; Madison Covered Call & Equity Strategy Fund, 2005 - 2014*; Madison Funds (26), 2009 - 2014*

[1]	Independent Trustees serve in such capacity until the end of the year when the Trustee reaches the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
[2]	As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.
*	Lorence Wheeler retired effective December 2014, however served as Trustee through February 2015.

SEC File Number: 811-04815

24

Annual Report
October 31, 2014

Madison Conservative Allocation Fund
Madison Moderate Allocation Fund
Madison Aggressive Allocation

Madison Cash Reserves Fund

Madison Tax-Free Virginia Fund
Madison Tax-Free National Fund

Madison Government Bond Fund
Madison High Quality Bond Fund
Madison Core Bond Fund
Madison Corporate Bond Fund
Madison High Income Fund

Madison Diversified Income Fund
Madison Covered Call & Equity Income Fund
Madison Dividend Income Fund
Madison Large Cap Value Fund
Madison Investors Fund
Madison Large Cap Growth Fund
Madison Mid Cap Fund
Madison Small Cap Fund
Madison NorthRoad International Fund
Madison International Stock Fund
Madison Hansberger International Growth Fund
Madison Target Retirement 2020 Fund
Madison Target Retirement 2030 Fund
Madison Target Retirement 2040 Fund
Madison Target Retirement 2050 Fund

Madison Funds | October 31, 2014

Table of Contents

*Although each Fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular Fund, group of Funds or list of Funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 8390, Boston, MA 02266-8390. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Madison Funds | October 31, 2014

Management’s Discussion of Fund Performance (unaudited)

Period in Review

The one-year-period ended October 31, 2014 continued the bull market for U.S. stocks, while overseas markets struggled. The S&P 500® advanced 17.27%, a distinct contrast with the broad international index, MSCI EAFE, which showed a slight loss of -0.60%. In March of this annual period we marked the fifth anniversary of the market lows following the economic crisis of 2008-2009, which also proved to be the start of a remarkable U.S. stock-market recovery. The S&P 500® closed at a low of 683 in March of 2009. At the end of this annual period the Index stood at a new high of 2018, more than a 195% gain in just over five-and-a-half years. For the one-year period mid-cap and small-cap stocks did not keep pace with the large stocks represented in the S&P 500®. The Russell Midcap® Index was up 15.32%, while the Russell 2000® Index of small-cap stocks rose 8.06%.

Even as the broad domestic stock market indices all showed solid advances during the period, the underlying components of the market revealed quite diverse results. On a sector basis, the absolute price returns of the U.S. market varied from 0.3% for Telecom to 27.5% for Health Care, while Technology also led the overall market with a 23.6% advance.

We believe the major force behind this year’s stock returns has been the broad improvement in the domestic economy and continued strength in corporate profitability along with strong consumer sentiment which helped support valuation expansion. These factors were able to overcome the tapering of Federal Reserve Quantitative easing, as the Fed wound down its asset purchase program, ending the formerly $85 billion a month in Treasury and mortgage bond purchasing in October. In its October statement, the Fed stated that “there has been a substantial improvement in the outlook of the labor markets since the inception of the asset purchase program. Moreover, the Committee continues to see sufficient underlying strength in the broader economy to support ongoing progress towards maximum employment in a context of price stability.” Meanwhile, the overseas economies and associated market returns were not nearly as positive, as indicated by the surprise announcement on the final day of the period that the Bank of Japan was initiating its own major Quantitative Easing program.

Domestic bonds were generally strong during the period. The bellwether 10-year Treasury began the period with a yield of 2.56%, dipped below 2.00% for an intraday low on October 15 before finishing the period at 2.34%. Falling yields boost the value of existing, higher-yielding bonds. The Barclays U.S. Aggregate Index, considered a proxy for the overall domestic bond market, advanced 4.14% over the period. As is typical in a falling-rate environment, long-term bonds outperformed shorter bonds and tax-advantaged municipal bonds showed particular strength.

Outlook

Looking beyond Fed stimulus, we see continued signs of positive economic expansion. Household balance sheets have improved along with the stock market, energy prices have abated and corporate profitability continues at a healthy clip. One of the bright spots is consumer confidence and the associated consumer spending, which accounts for some 70% of domestic GDP. Part of this can be attributed to the wealth effect of rising stock prices, while prices dropping at the pump act as the same sort of stimulus as a federal tax cut. As a result, we are optimistic about the U.S. economy, while still looking for a commensurate improvement from Europe and Asia. However, the domestic stock market is at all-time highs and many securities are trading at valuations which appear stretched to us. In addition, we see plenty of potential for geopolitical and headline risk. As a result, we would caution investors to be prepared for the kind of volatility we saw in October, when the S&P 500® dipped more than 7% before reversing direction. We see even greater risks in the bond market, where rates should continue to adjust higher as the Fed moves to a more normal policy and away from the emergency stimulus needed to pull the economy out of the Great Recession. It is our overall disposition to proceed with caution, and to continue our concern over speculative stock investing and aggressive bond positioning. By moderating risk across Madison Funds’ offerings, we honor our long tradition of seeking the best risk/return results for our investors.

Madison Funds | October 31, 2014

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Conservative Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				6/30/06	2/29/08				6/30/06	2/29/08
	1 Year	3 Years	5 Years	Inception	Inception fund	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares [2]	6.13	6.87	6.81	4.28	–	0.04	4.77	5.56	3.54	–
Class B Shares[3]	5.41	6.07	6.03	3.53	–	0.91	5.02	5.71	3.53	–
Class C Shares[4]	5.41	6.07	6.02	–	3.27	4.41	6.07	6.02	–	3.27
Bank of America
Merrill Lynch
US Corp, Govt &
Mortgage Index	4.32	2.79	4.23	5.44	4.60	NA	NA	NA	NA	NA
Conservative
Allocation Fund
Custom Index	7.16	7.76	8.08	6.36	5.99	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Conservative Allocation Fund (Class A load waived) returned 6.13% for the one-year period, compared to its custom blended benchmark’s return of 7.16%. The fund outperformed its peers as measured by the Morningstar Conservative Allocation Category, which advanced 5.14% for the year. The conservative nature of the fund dictates a high allocation to bonds. Our concerns regarding interest rate risk kept us in shorter bonds than the broad market, and underexposed to the highest performing segment of the bond market, which was led by long-term bonds, particularly long-term Treasuries. On the other hand, our emphasis on large domestic stocks was a plus, as the S&P 500® advanced 17.27%, outperforming indices of mid-size and small stocks. Another plus was our relative light weighting to overseas stocks, which had a lackluster year. Madison Large Cap Value, Large Cap Growth and Investors Funds had solid, double-digit returns, but lagged the broader market.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Bond Funds	59.9%
Stock Funds	29.6%
Foreign Stock Funds	5.8%
Foreign Bond Funds	2.5%
Money Market Funds and Other Net Assets	2.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Madison Core Bond Fund Class Y	19.8%
Metropolitan West Total Return Bond Fund Class I	18.8%
iShares 7-10 Year Treasury Bond ETF	10.9%
Madison Corporate Bond Fund Class Y	6.9%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	6.8%
Madison Large Cap Growth Fund Class Y	6.5%
Madison Large Cap Value Fund Class Y	6.5%
iShares Russell Mid-Cap ETF	6.1%
Vanguard FTSE All-World ex-U.S. ETF	4.3%
Templeton Global Bond Fund Advisor Class	2.5%

Madison Funds | Management&3146;s Discussion of Fund Performance - continued | October 31, 2014

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Moderate Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				6/30/06	2/29/08				6/30/06	2/29/08
	1 Year	3 Years	5 Years	Inception	Inception fund	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares[2]	8.03	10.12	9.17	4.42	–	1.83	7.95	7.87	3.68	–
Class B Shares[3]	7.18	9.28	8.33	3.68	–	2.68	8.30	8.04	3.68	–
Class C Shares[4]	7.17	9.27	8.35	–	3.31	6.17	9.27	8.35	–	3.31
S&P 500® Index	17.27	19.77	16.69	7.99	8.80	NA	NA	NA	NA	NA
Moderate
Allocation Fund
Custom Index	9.30	11.41	10.74	6.85	6.73	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Moderate Allocation Fund (Class A load-waived) returned 8.03% for the one-year period, while its custom blended benchmark returned 9.30%. The fund also was slightly behind its Morningstar peer group as the Moderate Allocation Category returned an average of 8.30%. Our concerns regarding interest rate risk kept us in shorter bonds than the broad market, and underexposed to the higher performing segment of the bond market, which was led by long-term bonds, particularly long-term Treasuries. On the other hand, our emphasis on large domestic stocks was a plus, as the S&P 500® advanced 17.27%, outperforming indices of mid-size and small stocks. Another plus was our relative light weighting to overseas stocks, which had a lackluster year. Madison Large Cap Value, Large Cap Growth and Investors Funds had solid, double-digit returns, but lagged the broader market.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	50.8%
Bond Funds	36.4%
Foreign Stock Funds	10.1%
Foreign Bond Funds	1.2%
Money Market Funds and Other Net Assets	1.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Madison Core Bond Fund Class Y	13.8%
Metropolitan West Total Return Bond Fund Class I	13.2%
Madison Large Cap Value Fund Class Y	11.7%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	11.6%
Madison Large Cap Growth Fund Class Y	11.2%
Vanguard FTSE All-World ex-U.S. ETF	7.6%
iShares Core S&P Mid-Cap ETF	6.6%
iShares 7-10 Year Treasury Bond ETF	6.3%
Vanguard Growth ETF	4.0%
Madison Investors Fund Class Y	3.1%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Aggressive Allocation Fund invests primarily in shares of registered investment companies (the “underlying funds”). The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.

The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the fund’s aim to achieve a favorable overall risk profile for any targeted portfolio return.
•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the fund to materially reduce equity risk exposures when and if conditions exist that require reduction of equity exposure.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				6/30/06	2/29/08				6/30/06	2/29/08
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares[2]	9.67	12.60	10.87	4.23	–	3.32	10.39	9.55	3.49	–
Class B Shares[3]	8.80	11.75	10.05	3.48	–	4.30	10.81	9.77	3.48	–
Class C Shares[4]	8.79	11.74	10.03	–	2.96	7.79	11.74	10.03	–	2.96
S&P 500 Index	17.27	19.77	16.69	7.99	8.80	NA	NA	NA	NA	NA
Aggressive
Allocation Fund
Custom Index	11.44	15.10	13.31	7.14	7.25	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Aggressive Allocation Fund (Class A load-waived) returned 9.67% for the period, trailing its custom blended benchmark, which returned 11.44%. The fund outperformed its Morningstar Aggressive Allocation Category peer group, which averaged an 8.78% return. Our concerns regarding interest rate risk kept us in shorter bonds than the broad market, and underexposed to the higher performing segment of the bond market, which was led by long-term bonds, particularly long-term Treasuries. On the other hand, our emphasis on large domestic stocks was a plus, as the S&P 500® advanced 17.27%, outperforming indices of mid-size and small stocks. Another plus was our relative light weighting to overseas stocks, which had a lackluster year. Madison Large Cap Value, Large Cap Growth and Investors Funds had solid, double-digit returns, but lagged the broader market.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	66.0%
Bond Funds	18.2%
Foreign Stock Funds	14.1%
Money Market Funds and Other Net Assets	1.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Madison Large Cap Growth Fund Class Y	14.6%
Madison Large Cap Value Fund Class Y	14.5%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	13.1%
Vanguard FTSE All-World ex-U.S. ETF	11.1%
iShares Core S&P Mid-Cap ETF	8.6%
Metropolitan West Total Return Bond Fund Class I	7.5%
Vanguard Growth ETF	7.0%
Madison Core Bond Fund Class Y	6.8%
Madison Investors Fund Class Y	4.1%
iShares 7-10 Year Treasury Bond ETF	3.9%

CASH RESERVES FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Cash Reserves Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

PERFORMANCE DISCUSSION

With the Federal Reserve continuing to pin short-term rates at near zero, management maintained its fee waivers to preserve investment capital. However, no dividends were produced over the course of the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Federal Home Loan Bank	27.9%
Freddie Mac	24.7%
Fannie Mae	29.9%
U.S. Treasury Notes	12.1%
Federal Farm Credit Bank	1.4%
Cash and Other Net Assets	4.0%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1,2]

Average Annual Total Return through October 31, 2014[2]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	5.82	3.25	3.74	3.45
Barclays Capital Municipal Bond Index	7.82	4.93	5.26	4.71

See accompanying Notes to Management’s Discussion of Fund Performance.

The Tax-Free Virginia Fund (Class Y) had a total return of 5.82% for the annual period. The Barclays Capital Municipal Index was up 7.82%, while the fund’s Morningstar peer group, the Municipal National Long Category advanced 8.94%. A primary factor in the fund’s gap behind its index and peers was our relatively conservative duration posture, as we preferred bond maturities closer to the intermediate spectrum. The effect of this prejudice can be seen in the return of the Morningstar Municipal Intermediate Category, which returned 5.52%, significantly behind the long-term category. The effective duration of the portfolio at period end was 6.23 years and the average maturity was 11.09 years. Recently purchased securities included Fredericksburg General Obligation bonds and Portsmouth Public Improvement General Obligation bonds.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Airport	0.6%
Development	5.6%
Education	13.4%
Facilities	7.6%
General	5.4%
General Obligation	19.7%
Medical	9.6%
Multifamily Housing	9.2%
Power	4.2%
Transportation	5.3%
Utilities	5.7%
Water	11.5%
Net Other Assets and Liabilities	2.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

City of Richmond VA, 4.5%, 1/15/33	4.3%
Newport News Economic Development Authority, 5.0%, 7/1/25	3.5%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	3.4%
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/33	3.3%
Prince William County Industrial Development Authority, 5.25%, 2/1/18	3.2%
City of Portsmouth VA, 5.0%, 2/1/31	3.2%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.8%
Chesterfield County Economic Development Authority, 5.0%, 5/1/23	2.7%
City of Virginia Beach VA, 4.0%, 8/1/22	2.7%
Commonwealth of Virginia, 5.0%, 6/1/23	2.7%

TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of seven to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	6.52	3.77	4.01	3.46
Barclays Municipal Bond Index	7.82	4.93	5.26	4.71

See accompanying Notes to Management’s Discussion of Fund Performance.

The Tax-Free National Fund (Class Y) had a total return of 6.52% for the annual period. The Barclays Capital Municipal Index was up 7.82%, while the fund’s Morningstar peer group, the Municipal National Long Category advanced 8.94%. A primary factor in the fund’s gap behind its index and peers was our relatively conservative duration posture, as we preferred bond maturities closer to the intermediate spectrum. The effect of this prejudice can be seen in the return of the Morningstar Municipal Intermediate Category, which returned 5.52%, significantly behind the long-term category. The effective duration of the portfolio at period end was 6.59 years and the average maturity was 11.02 years. Recently purchased securities included Anderson County, South Carolina School bonds and Kansas State General Obligation bonds.

Madison Funds | Management’s Discussion of Fund Performance - Tax-Free National Fund - continued | October 31, 2014

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Alabama	2.4%
Arkansas	0.7%
Colorado	1.7%
Delaware	1.5%
Florida	16.2%
Georgia	4.1%
Illinois	0.9%
Indiana	4.8%
Iowa	2.8%
Kansas	2.4%
Maryland	3.4%
Massachusetts	1.7%
Michigan	3.4%
Missouri	4.6%
New Jersey	3.8%
New Mexico	1.7%
New York	3.1%
North Carolina	5.1%
Ohio	2.1%
Pennsylvania	1.2%
South Carolina	9.2%
Tennessee	0.4%
Texas	9.9%
Virginia	8.0%
Washington	2.9%
Wisconsin	0.7%
Net Other Assets and Liabilities	1.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Anderson County School District No. 1, General Obligation, 5.0%, 3/1/25	3.2%
Montgomery County Economic Development Authority, 5.0%, 6/1/26	2.8%
Peace River/Manasota Regional Water Supply Authority, 5.0%, 10/1/23	2.7%
Montgomery County Revenue Authority, 5.0%, 5/1/31	2.5%
Kansas Development Finance Authority, 4.0%, 6/1/27	2.4%
City of Port St. Lucie FL Utility System Revenue, 5.0%, 9/1/27	2.4%
Orlando Utilities Commission, 5.0%, 10/1/22	2.3%
County of Miami-Dade FL, 5.0%, 3/1/25	2.2%
Town of Cary NC Combined Utility Systems Revenue, 5.0%, 12/1/23	2.2%
County of St Louis MO, 5.65%, 2/1/20	2.1%

GOVERNMENT BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Government Bond Fund seeks to achieve its investment objective through investments in bonds and other debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in investment grade U.S. Government bonds. U.S. Government bonds and other debt securities include a variety of securities issued or guaranteed by the U.S. Treasury and various agencies of the federal government, as well as securities issued by varius instrumentalities that were established or sponsored by the U.S. Government and certain interests in these types of securities (e.g., mortgage-backed securities). The fund emphasizes the safety of principal and interest for its portfolio investments. The maturities of each investment may range from long-term (30 years or more) to short-term (less than 10 years).

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	0.76	0.74	1.68	2.84
Barclays U.S. Intermediate Govt Bond Index	1.47	1.20	2.60	3.69

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Government Bond Fund (Class Y) returned 0.76% for the period, while its benchmark, the Barclays U.S. Intermediate Government Bond Index gained 1.47%. Management continued to emphasize defensive positioning by holding shorter term bonds, a strategy which restrained returns when compared with the sharp rise in valuations in longer issues. The Morningstar Short Government Bond Category gained 0.75%. Longer bonds are generally more interest-rate sensitive, as indicated by the one-year return of the Morningstar Long Government Bond Category, which gained 12.80% over the same period. Of course, this effect works both ways, and should rates rise, holding shorter bonds should produce returns above those suffered by the longest bonds. Our policy is to seek to preserve capital during rising rate environments and only when rates normalize extend the fund’s duration to capture the available yield.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Mortgage Backed Securities	11.7%
U.S. Government and Agency Obligations	86.9%
Short-Term Investments and Other Net Assets and Liabilities	1.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Fannie Mae, 1.25%, 1/30/17	13.1%
Freddie Mac, 2.5%, 5/27/16	9.3%
Freddie Mac, 1.25%, 5/12/17	7.8%
Federal Home Loan Bank, 3.375%, 6/12/20	7.3%
Fannie Mae, 2.375%, 4/11/16	6.6%
Fannie Mae, 0.5%, 3/30/16	6.5%
Fannie Mae, 2.375%, 7/28/15	5.3%
Fannie Mae, 1.625%, 10/26/15	5.2%
U.S. Treasury Note, 3.75%, 11/15/18	4.2%
Freddie Mac, 2.875%, 2/9/15	3.3%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objectives through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s or equivalent.

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares [6]	1.12	1.07	2.06	3.34
Barclays U.S. Intermediate Govt/Credit A+ Bond
Index	1.86	1.74	3.07	3.83
See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison High Quality Bond Fund (Class Y) returned 1.12% for the one-year period, trailing the fund’s benchmark, the Barclays U.S. Intermediate Government Credit A+ Index which advanced 1.86%. The Morningstar Short-Term peer group gained 1.32% for the period. With interest rates falling across the period, the best-performing areas were long-term bonds as indicated by Morningstar Long-Term Bond Category gain of 7.22%. Madison High Quality Bond’s returns were restrained by our defensive interest-rate positioning, which kept us in bonds of shorter maturity than our benchmark. While high-quality bonds outperformed the lowest quality areas of the bond market, the best performance was centered in the BAA and BA areas of the market, quality ratings below those held in the fund.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Consumer Discretionary	5.0%
Consumer Staples	3.7%
Energy	3.4%
Fannie Mae	10.5%
Financials	11.3%
Freddie Mac	9.1%
Health Care	3.6%
Industrials	1.4%
Information Technology	8.9%
Materials	1.3%
Telecommunication Services	1.3%
U.S. Treasury Notes	38.0%
Short-Term Investments and Other Net Assets and Liabilities	2.5%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

U.S. Treasury Note, 2.5%, 4/30/15	5.1%
Freddie Mac, 2.875%, 2/9/15	4.7%
U.S. Treasury Note, 0.125%, 4/30/15	4.7%
U.S. Treasury Note, 1.25%, 1/31/19	4.6%
U.S. Treasury Note, 3.0%, 2/28/17	4.5%
Freddie Mac, 2.5%, 5/27/16	4.4%
U.S. Treasury Note, 0.875%, 1/31/17	4.3%
Fannie Mae, 1.25%, 1/30/17	4.1%
Fannie Mae, 1.375%, 11/15/16	3.9%
U.S. Treasury Note, 1.0%, 8/31/16	3.4%

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment Since Inception[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge						% Return After Sales Charge[5]
					Since	Since
					6/30/06	4/19/13
	1 Year	3 Years	5 Years	10 Years	Inception	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	3.04	1.38	2.77	3.32	–	–	-1.58	-0.17	1.82	2.85
Class B Shares[3]	2.18	0.62	1.98	2.71	–	–	-2.32	-0.50	1.61	2.71
Class Y Shares[6]	3.23	1.62	3.01	–	4.11	–	–	–	–	–
Class R6 Shares[7]	3.32	–	–	–	–	0.91	–	–	–	–
Bank of America Merrill
Lynch US Corp, Govt &
Mortgage Index	4.32	2.79	4.23	4.71	5.44	2.25	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Core Bond Fund (Class A (load waived)) returned 3.04% for the one-year period, trailing the fund’s benchmark, the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index, which advanced 4.32%. The Morningstar Intermediate-Term peer group gained 4.09% for the period. With interest rates falling across the period, the best-performing areas were long-term bonds as indicated by Morningstar Long-Term Bond Category gain of 7.22%, while the Morningstar Short Term Bond Category gained 1.32%. Madison Core Bond’s returns were restrained by our defensive interest-rate positioning, which kept us in bonds of shorter maturity than our benchmark.

Madison Funds | Management’s Discussion of Fund Performance - Core Bond Fund - continued | October 31, 2014

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Asset Backed Securities	3.6%
Commercial Mortgage Backed Securities	1.4%
Corporate Notes and Bonds	25.9%
Mortgage Backed Securities	20.9%
Municipal Bonds	8.8%
U.S. Government and Agency Obligations	35.7%
Short-Term Investments and Other Net Assets and Liabilities	3.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

U.S. Treasury Bond, 4.5%, 5/15/38	2.7%
U.S. Treasury Note, 4.25%, 8/15/15	2.5%
U.S. Treasury Note, 2.75%, 11/30/16	2.3%
U.S. Treasury Note, 2.75%, 2/15/19	2.2%
Freddie Mac REMICS, 3.0%, 12/15/26	2.1%
U.S. Treasury Note, 3.125%, 5/15/21	1.8%
U.S. Treasury Note, 3.125%, 1/31/17	1.8%
U.S. Treasury Note, 0.75%, 3/15/17	1.8%
U.S. Treasury Note, 2.125%, 8/15/21	1.6%
U.S. Treasury Note, 2.625%, 1/31/18	1.4%

CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The fund expects to maintain an average overall portfolio quality of A- or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Barclays U.S. Credit Bond Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
				Since
				7/1/07
	1 Year	3 Years	5 Years	Inception

Class Y Shares[6]	4.21	3.28	4.39	5.71
Barclays U.S. Credit Bond Index	6.24	4.68	6.20	6.39

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Corporate Bond Fund (Class Y) gained 4.21% for the period, while its benchmark, the Barclays U.S. Credit Bond Index gained 6.24%. The fund outperformed its peer group, the Morningstar Intermediate-Term Bond Category, which averaged a 4.09% gain. The main factor influencing corporate bond returns during this period was the drift lower of interest rates. The bellwether 10-year Treasury began the period with a yield of 2.56%, then dipped below 2% for an intra-day low on October 15 before trending upward to period-closing 2.34%. Since falling rates exert upward pressure on existing bond valuations, bond benchmarks were strong for the period. The main constraint of the fund against its benchmark was its defensive interest-rate positioning, holding bonds with shorter maturities than its index during a period in which longer bonds soundly outperformed shorter bonds.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Consumer Discretionary	9.6%
Consumer Staples	7.2%
Energy	10.9%
Financials†	32.1%
Health Care	5.1%
Industrials	5.4%
Information Technology	10.3%
Materials	4.0%
Telecommunication Services	1.9%
Utilities	1.8%
Municipal Bonds	8.9%
Short-Term Investments and Other Net Assets and Liabilities	2.8%

†Financials includes securities in the following industries: Banks; Diversified Financial Services; Insurance; Iron/Steel; Machinery-Construction & Mining; Machinery-Diversified, and Real Estate.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

General Electric Capital Corp., 6.75%, 3/15/32	2.1%
Oracle Corp., 5.75%, 4/15/18	1.8%
Wells Fargo & Co., 5.625%, 12/11/17	1.7%
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	1.7%
Marathon Oil Corp., 6.0%, 10/1/17	1.7%
Simon Property Group L.P., 4.125%, 12/1/21	1.6%
Valero Energy Corp., 6.625%, 6/15/37	1.6%
JPMorgan Chase & Co., 4.25%, 10/15/20	1.6%
Dow Chemical Co./The, 4.125%, 11/15/21	1.6%
US Bancorp, 2.2%, 11/15/16	1.5%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	5.20	7.04	8.04	6.41	–	0.43	5.39	7.06	5.91
Class B Shares[3]	4.47	6.25	7.25	5.77	–	0.19	5.23	6.95	5.77
Class Y Shares[6]	5.59	7.38	8.35	–	7.21	–	–	–	–
Bank of America
Merrill Lynch U.S.
High Yield Master
II Constrained	5.85	9.23	10.22	8.13	8.81	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The high-yield bond market produced somewhat higher returns than the overall bond market over this period. The Madison High Income Fund remained true to its conservative strategy throughout the annual period in which the higher-quality end of the high-yield market outperformed the lower-quality tranches. The fund (Class A (load waived)) returned 5.20% during the 12-month period ending October 31, modestly trailing the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index’s 5.85% return. The fund outperformed its Morningstar High Yield Bond category peer group, which returned 4.50%. The biggest factor restraining fund performance was a strategic underweighting of longer-duration securities and fallen angel bonds (those that have been downgraded from investment-grade quality), which benefited from the rally in Treasury bonds over the last year. Significantly aiding relative and absolute returns was the fund’s underweighting of lower-rated securities, which generally underperformed. From an industry perspective, the fund’s positioning in the oil and gas industry and a below-index weighting among finance and banking companies held back returns. The biggest positive contributors came from avoiding pitfalls in coal and gaming bonds (especially those issued by Caesars Entertainment) and holding major positions in the Cable industry.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Consumer Discretionary	23.5%
Consumer Staples	1.6%
Energy	15.5%
Financials	4.8%
Health Care	13.5%
Industrials	13.4%
Information Technology	4.9%
Materials	7.9%
Telecommunication Services	4.7%
Utilities	4.5%
Short-Term Investments and Other Net Assets and Liabilities	5.7%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Univision Communications Inc., 6.75%, 9/15/22	1.8%
Tenet Healthcare Corp., 8.0%, 8/1/20	1.7%
Endo Finance LLC & Endo Finco Inc., 7.0%, 12/15/20	1.7%
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp., 5.625%, 2/15/24	1.7%
Sprint Corp., 7.125%, 6/15/24	1.6%
Tronox Finance LLC, 6.375%, 8/15/20	1.6%
Cumulus Media Holdings Inc., 7.75%, 5/1/19	1.6%
FTI Consulting Inc., 6.0%, 11/15/22	1.6%
Belden Inc., 5.5%, 9/1/22	1.6%
Southern Star Central Corp., 5.125%, 7/15/22	1.6%

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 80% of the fund’s assets, stocks will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. The fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment[1]

Madison Funds | Management’s Discussion of Fund Performance - Diversified Income Fund - continued | October 31, 2014

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since					Since
					7/31/12					7/31/12
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years	Inception

Class A Shares[2]	8.22	10.21	10.20	6.14	–	1.98	8.06	8.91	5.51	–
Class B Shares[3]	7.37	9.40	9.39	5.50	–	2.87	8.42	9.11	5.50	–
Class C Shares[4]	7.38	–	–	–	8.94	6.38	–	–	–	8.94
Bank of
America Merrill
Lynch US
Corp, Govt &
Mortgage Index	4.32	2.79	4.23	4.71	1.53	NA	NA	NA	NA	NA
S&P 500®
Index	17.27	19.77	16.69	8.20	21.00	NA	NA	NA	NA	NA
Custom
Blended Index
(50% Fixed
50% Equity)	10.72	11.11	10.57	6.76	10.96	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Diversified Income Fund (A Class (load-waived)) returned 8.22% for the one-year period, trailing its Custom Blended Index which returned 10.72%. The fund’s designated Morningstar peer group is Large Value, which is primarily a pure stock category, and as such, would be expected to outperform in a period in which the stock market had such strong returns. This was indeed the case, as this category averaged a 13.60% return for the period. As indicated by the Large Value category’s return, which was well below the S&P 500®’s 17.27%, this one-year period was characterized by outperformance of growth stocks over value stocks, a factor which influenced the fund’s return against its blended benchmark’s because the fund’s stock holdings tend to fall into the value category. Two of our Consumer Staples Sector stocks, Diageo and Nestle, are domiciled in Europe and not part of the benchmark. Both of these companies had weak returns, reflecting the overall performance of European markets, and were a big part of our relative return story. One of our larger holdings, McDonald’s, was basically flat for the period, another significant drag on relative performance. Helping to balance these disappointments were market-beating returns from Merck, Home Depot, Amgen and Microsoft. Another limiting factor against the benchmark’s return was the fund’s bond positioning. In accordance with our risk-conscious philosophy, we maintained a shorter maturity, high-quality bond portfolio during a period in which long bonds had a major performance advantage. This positioning reflects our opinion that the potential for higher interest rates is greater than for lower rates. Should rates move higher, bonds are generally subject to a loss in valuation, an effect which is expected to hurt longer maturity bonds more severely than shorter maturity bonds.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Common Stocks	55.0%
U.S. Government and Agency Obligations	16.2%
Corporate Notes and Bonds	14.8%
Mortgage Backed Securities	7.3%
Asset Backed Securities	1.4%
Municipal Bonds	0.9%
Commercial Mortgage-Backed Securities	0.5%
Short-Term Investments and Other Net Assets and Liabilities	3.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Travelers Cos. Inc./The	2.4%
Chevron Corp.	2.1%
Johnson & Johnson	2.0%
Microsoft Corp.	2.0%
Procter & Gamble Co./The	1.9%
Pfizer Inc.	1.9%
Exxon Mobil Corp.	1.9%
McDonald’s Corp.	1.8%
Wells Fargo & Co.	1.7%
QUALCOMM Inc.	1.6%

COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund (formerly the Madison Equity Income Fund) invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION

Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since	Since
				10/31/09	7/31/12				10/31/09	7/31/12
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception	Inception

Class A Shares[2]	8.90	9.92	8.38	8.38	–	2.64	7.76	7.11	7.11	–
Class C Shares[4]	8.01	–	–	–	9.95	7.03	–	–	–	9.95
Class Y Shares[6]	9.08	10.12	8.60	8.60	–	–	–	–	–	–
Class R6 Shares[7]	9.29	–	–	–	11.18	–	–	–	–	–
S&P 500® Index	17.27	19.77	16.69	16.69	21.00	NA	NA	NA	NA	NA
CBOE BuyWrite Index	8.27	9.61	8.70	8.70	7.50	NA	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Covered Call & Equity Income Fund (Class A (load waived)) returned 8.90% for the one-year period. As can be expected, the fund did not match the S&P 500®’s 17.27% return, since the fund’s covered call strategy is not designed to keep up with rapidly rising markets. Specifically, the performance during the period exemplified the risk that, as a writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. However, the fund’s active management of stock holdings and option writing proved to be a good performance match over the one-year period with the passive strategy of its covered call benchmark, the CBOE S&P 500 BuyWrite Index (BXM) whose price-only return was 8.27%. At period end, the fund’s largest sector exposure was Consumer Discretionary, followed by Information Technology.

Madison Funds | Management’s Discussion of Fund Performance - Covered Call & Equity Income Fund - continued | October 31, 2014

SECTOR ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 10/31/14

		S&P 500®
	Fund	Index
Consumer Discretionary	13.8%	11.7%
Consumer Staples	8.6%	9.6%
Energy	7.2%	9.2%
Financials	6.1%	16.4%
Health Care	5.3%	14.3%
Industrials	11.8%	10.4%
Information Technology	13.2%	19.5%
Materials	0.7%	3.3%
Telecommunication Services	1.6%	2.4%
Utilities	–	3.2%
Exchange-Traded Funds	8.5%	–
U.S. Government and Agency Obligations	6.6%	–
Short-Term Investments	16.6%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Powershares QQQ Trust Series 1	3.0%
SPDR S&P 500 ETF Trust	3.0%
Costco Wholesale Corp.	2.9%
Amazon.com Inc.	2.7%
SPDR Gold Shares	2.6%
Rockwell Collins Inc.	2.5%
T. Rowe Price Group Inc.	2.5%
Express Scripts Holding Co.	2.4%
Occidental Petroleum Corp.	2.4%
QUALCOMM Inc.	2.3%

DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 40-55 securities which are chosen for having a current yield exceeding the S&P 500’s average yield, strong fundamentals including an attractive balance sheet and reasonable valuations at the time of purchase. A key attraction for management is a company with a history of increasing dividend payments and a business model which supports the possibility of continuing these increases in the future.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
	1 Year	3 Years	5 Years	10 Years

Class Y Shares[6]	12.42	16.29	12.19	7.11
S&P 500® Index	17.27	19.77	16.69	8.20

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Dividend Income Fund (Class Y) returned 12.42% for the annual period, trailing its benchmark, the S&P 500® Index, which advanced 17.27%. This performance was also behind its peer group, as the Morningstar Large Value Category was up 13.60%. As is often typical in rapidly rising markets, speculative stocks outperformed shares of the kind of stable, proven dividend-paying companies we seek to own in the fund. This was particularly true in the two highest-returning market sectors: Health Care and Technology. We had strong results in Health Care, where we were overweighted, but had less-than-index exposure to the top-performing biotechnology companies. Our largest sector holding, pharmaceutical Pfizer, lagged the sector badly. Similarly, we had market-beating returns in our Information Technology holdings, but a lighter weighting and some modestly performing companies like Linear Technology and Microchip Technology dampened the exceptional performance from our largest tech holding, Microsoft, and a smaller holding in Intel. In other positive results, we had index-beating returns in Consumer Discretionary, led by Time Warner, while our holdings in Merck & Co. led our Health Care returns as the stock price rose more than 32% over the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		S&P 500®
	Fund	Index
Consumer Discretionary	8.1%	11.7%
Consumer Staples	14.6%	9.6%
Energy	11.1%	9.2%
Financials	15.6%	16.4%
Health Care	16.6%	14.3%
Industrials	10.7%	10.4%
Information Technology	14.2%	19.5%
Materials	1.6%	3.3%
Telecommunication Services	2.6%	2.4%
Utilities	2.1%	3.2%
Short-Term Investments and Other Net Assets and Liabilities	2.8%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Travelers Cos. Inc./The	4.0%
Chevron Corp.	3.8%
Johnson & Johnson	3.6%
Microsoft Corp.	3.5%
Procter & Gamble Co./The	3.4%
McDonald’s Corp.	3.4%
Exxon Mobil Corp.	3.3%
Pfizer Inc.	3.3%
Wells Fargo & Co.	2.9%
Medtronic Inc.	2.9%

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Value Fund will, under normal market conditions, invest primarily in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1,2]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	13.47	17.05	14.07	6.14	–	6.94	14.76	12.74	5.52
Class B Shares[3]	12.61	16.15	13.23	5.51	–	8.11	15.27	12.98	5.51
Class Y Shares[6]	13.74	17.33	14.36	–	5.53	–	–	–	–
Russell 1000® Value Index	16.46	20.42	16.49	7.90	6.78	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Large Cap Value Fund (Class A (load waived)) returned 13.47% for the twelve-month period, trailing its benchmark, the Russell 1000® Value Index, which was up 16.46%. The fund was just fractionally behind its Morningstar peer group, Large Cap Value, which showed a 13.60% return. The performance gap against the index was not concentrated in any one sector or just a few stocks, but reflected a broader spectrum of smaller gaps. The main areas of underperformance were Energy, Technology, Materials and the drag of holding cash in an advancing market. As the stock market hit all-time highs, we sold some positions we felt were fully valued, even as the process of finding attractive replacements proved challenging. Thus, the cash weighting in the portfolio served as a headwind, even though we believe it was prudent when considering the risks posed by high stock prices. As oil prices dropped, energy stocks languished, and we saw particular weakness in Apache Corporation and Cameron International. In Technology, it was what we didn’t own that produced relative weakness, as our holdings produced a return well above the market’s, thanks to strength in companies including Microsoft and Seagate, but still lagged the index’s excessive sector returns of more than 30%. Our relative strength was the Consumer Discretionary Sector, where we had more emphasis than the index, and saw superior returns from DIRECTV, Advance Auto Parts and Time Warner.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		Russell
		1000® Value
	Fund	Index
Consumer Discretionary	7.5%	6.3%
Consumer Staples	9.5%	7.1%
Energy	7.7%	12.2%
Financials	27.9%	29.4%
Health Care	16.6%	13.8%
Industrials	10.9%	10.2%
Information Technology	10.2%	9.2%
Materials	1.3%	3.2%
Telecommunication Services	2.3%	2.2%
Utilities	3.9%	6.4%
Short-Term Investments and Other Net Assets and Liabilities	2.2%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

American International Group Inc.	4.2%
Citigroup Inc.	4.1%
Procter & Gamble Co./The	4.0%
Duke Energy Corp.	3.8%
UnitedHealth Group Inc.	3.7%
Express Scripts Holding Co.	3.4%
Microsoft Corp.	3.4%
CVS Health Corp.	3.3%
Rockwell Collins Inc.	3.2%
Pfizer Inc.	3.2%

INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies. The fund typically owns 25-40 securities which are selected using our long-held investment discipline of seeking the highest-quality, proven companies and purchasing them when valuations appear advantageous. A rigorous three-step process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been achieved, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1,2]

Madison Funds | Management’s Discussion of Fund Performance - Investors Fund - continued | October 31, 2014

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since				Since
					9/23/13				9/23/13
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	Inception

Class A Shares[2]	14.55	–	–	–	14.93	7.97	–	–	8.97
Class Y Shares[6]	14.84	17.33	13.44	6.57	–	–	–	–	–
Class R6 Shares[7]	15.10	–	–	–	15.52	–	–	–	–
S&P 500® Index	17.27	19.77	16.69	8.20	20.68	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Investors Fund (Class Y) returned 14.84% for the one-year period, trailing its benchmark, the S&P 500® Index, which advanced 17.27%. This performance was in line with its peer group, as the Morningstar Large Growth Category was up 14.57%. A number of factors were behind the fund’s relative performance. As is often typical in rapidly rising markets, speculative stocks outperformed shares of the kind of stable, proven companies we seek to own in the fund. As the stock market hit all-time highs, we sold some positions we felt were fully valued, even as the process of finding attractive replacements proved challenging. Thus, the cash weighting in the portfolio served as a headwind, even though we believe it was prudent when considering the risks posed by high stock prices. We believe we will be able to invest this cash balance with a superior risk-reward ratio in time. We also faced a tough comparison to rapidly rising biotechnology stocks where we have low exposure. Positively, we did find the opportunity to invest in some consumer stocks at good prices that were good contributors over the past year. In particular, Advance Auto Parts and TJX had solid performance. Additionally, nearly all of our stocks in Financials, a sector where we carry an overweighting, performed well. One of our industrial holdings, Jacobs Engineering, had a particular trying stretch, as continued low business confidence has delayed capital investment projects. While Jacobs Engineering was a drag to performance over the past year, we feel that the future looks bright for this business, and believe the stock was trading at an advantageous price as of the end of the period covered by this report.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		S&P 500®
	Fund	Index
Consumer Discretionary	17.1%	11.7%
Consumer Staples	9.6%	9.6%
Energy	4.2%	9.2%
Financials	21.3%	16.4%
Health Care	6.9%	14.3%
Industrials	17.6%	10.4%
Information Technology	14.5%	19.5%
Materials	–	3.3%
Telecommunication Services	–	2.4%
Utilities	–	3.2%
Short-Term Investments and Other Net Assets and Liabilities	8.8%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Diageo PLC	4.0%
Accenture PLC, Class A	4.0%
Berkshire Hathaway Inc., Class B	3.8%
Danaher Corp.	3.8%
Jacobs Engineering Group Inc.	3.7%
TJX Cos. Inc./The	3.7%
Nestle S.A.	3.6%
Copart Inc.	3.6%
PACCAR Inc.	3.6%
Markel Corp.	3.5%

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less-established companies that may offer more rapid growth potential. The fund has an active trading strategy which will lead to higher portfolio turnover than a more passively-managed fund.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	15.63	15.18	13.30	6.75	–	9.01	12.92	11.97	6.11
Class B Shares[3]	14.76	14.31	12.45	6.11	–	10.26	13.41	12.20	6.11
Class Y Shares[6]	15.94	15.48	13.59	–	7.53	–	–	–	–
Russell 1000® Growth
Index	17.11	19.30	17.43	9.05	9.45	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Large Cap Growth Fund (Class A (load waived)) returned 15.63% for the annual period, trailing its benchmark, the Russell 1000® Growth Index, which was up 17.11%. The fund outperformed its peer group, Morningstar Large Growth, which averaged a return of 14.57% over the same twelve months. Two-thirds of the fund’s underperformance against its benchmark could be assigned to cash holdings, always a drag in a rapidly rising market. While cash levels were not, on average, excessive, we did find incentives to sell issues as the market hit new highs while being cautious in deploying the assets thus raised. Within our holdings, the only sector with significant below-market returns was Industrials, where our holdings in Boeing, Expeditors International, W.W. Grainger and United Technologies kept our returns from matching the overall market’s. On the positive side, we had excellent returns from our Health Care Sector exposure, where our biotechnology holdings did especially well, led by Allergan and Gilead Sciences. Our holdings in the other index-beating sector, Technology, were also strong contributors to performance, as Apple, MICROS and Microsoft all had market-beating results.

Madison Funds | Management’s Discussion of Fund Performance - Large Cap Growth Fund - continued | October 31, 2014

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		Russell 1000®
	Fund	Growth Index
Consumer Discretionary	22.0%	18.2%
Consumer Staples	7.1%	10.5%
Energy	5.0%	5.1%
Financials	3.2%	5.5%
Health Care	13.6%	14.2%
Industrials	13.8%	11.9%
Information Technology†
Materials	–	4.0%
Telecommunication Services	2.0%	2.3%
Utilities	–	0.3%
Short-Term Investments and Other Net Assets and Liabilities	7.6%	–

†Information Technology includes securities in the following industries: Communications Equipment; Computers & Peripherals; Internet Software & Services; IT Services; Semiconductors & Semiconductor Equipment; and Software.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Apple Inc.	4.2%
Microsoft Corp.	3.7%
QUALCOMM Inc.	3.4%
Oracle Corp.	3.3%
Google Inc., Class C	3.1%
Amgen Inc.	2.3%
Boeing Co./The	2.3%
Priceline Group Inc./The	2.2%
Accenture PLC, Class A	2.2%
T. Rowe Price Group Inc.	2.1%

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such mid-cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since
				2/29/12	4/19/13		Since 4/19/13
	1 Year	5 Years	10 Years	Inception	Inception	1 Year	Inception

Class A Shares[2]	10.65	–	–	–	15.46	4.27	11.12
Class B Shares[3]	9.89	–	–	–	14.60	5.39	12.17
Class Y Shares[6]	10.88	16.42	8.25	–	–	–	–
Class R6 Shares[7]	11.29	–	–	15.51	–	–	–
Russell Midcap® Index	15.32	18.97	10.37	18.60	21.77	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Mid Cap Fund (Class Y) returned 10.88% for the annual period, trailing its benchmark Russell Midcap® Index’s 15.32% return. The fund outperformed its peer group, the Morningstar Mid-Cap Growth Category, whose average return of 10.21% demonstrated the disparity between mid-cap mutual fund performance in general and the Russell benchmark this year. A number of factors worked against the fund’s relative returns for the period. Holding cash over this period was the largest single detriment to relative performance. As the market hit new highs we found ourselves in a position with more holdings that appeared fully valued than with new opportunities. Rather than rush to put the cash to work, we prefer to patiently wait for the market to provide the kind of high-quality companies that we admire at appropriate valuations. Our index’s top performing sector was Health Care, and although we had positive results with our Health Care holdings, we couldn’t keep up with the index’s 33% sector return, which was fueled largely by expensive and volatile biotechnology firms. Our underperformance in Industrials was more a result of disappointing results in specific securities, C.H. Robinson, Expeditors International, and Jacobs Engineering, which overshadowed market-beating returns from TransDigm Group Incorporated and Westinghouse Air Brake. Other performance highlights included a substantial rally in DIRECTV, a nice bounce-back for long-time insurance holding Markel and a strong rally in the shares of Advance Auto Parts.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

	Fund	Russell Midcap® Index
Consumer Discretionary	24.5%	17.1%
Consumer Staples	0.9%	5.7%
Energy	4.5%	5.1%
Financials	23.1%	21.0%
Health Care	12.4%	11.5%
Industrials	18.1%	12.7%
Information Technology	4.4%	13.9%
Materials	3.2%	5.9%
Telecommunication Services	–	0.7%
Utilities	–	6.4%
Short-Term Investments and Other Net Assets and Liabilities	8.9%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Markel Corp.	5.5%
Ross Stores Inc.	5.4%
Brookfield Asset Management Inc., Class A	4.3%
Brown & Brown Inc.	3.9%
Copart Inc.	3.7%
Liberty Global PLC	3.7%
Advance Auto Parts Inc.	3.5%
Sally Beauty Holdings Inc.	3.4%
DENTSPLY International Inc.	3.3%
Laboratory Corp. of America Holdings	3.3%

Madison Funds | Management’s Discussion of Fund Performance | October 31, 2014

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in such small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]

	% Return Without Sales Charge					% Return After Sales Charge[5]
				Since	Since				Since
				12/27/06	1/9/07				12/27/06
	1 Year	3 Years	5 Years	Inception	Inception	1 Year	3 Years	5 Years	Inception

Class A Shares[2]	6.45	16.94	16.04	7.61	–	0.31	14.64	14.68	6.80
Class B Shares[3]	5.66	16.08	15.14	6.87	–	1.16	15.21	14.91	6.87
Class Y Shares[6]	6.72	17.24	16.32	–	8.16	–	–	–	–
Russell 2000® Index	8.06	18.18	17.39	6.49	6.85	–	–	–	–
Russell 2000® Value
Index	7.89	17.94	16.15	4.88	5.26	NA	–	–	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Small Cap Fund (Class A (load waived)) returned 6.45% for the period, lagging the Russell 2000® Index’s 8.06% and the Russell 2000® Value Index’s 7.89% return. The fund also trailed its peer group average, as the Morningstar Small Blend Category averaged a return of 7.66%. Sector allocation detracted from relative results during the period, as did the fund’s normal cash position, a function of operational efficiency to handle daily transactions. The fund’s most significant detractors from relative performance during the period included Ascena Retail Group, a clothing and accessory retailer for tween girls and women. Scorpio Tankers, an owner and operator of a fleet of product tankers which provide seaborne transportation for refined petroleum products, and First Niagara Financial Group, a retail and commercial bank, also detracted from relative performance. Our position in ERA Group, a global helicopter operator primarily serving the oil and gas industry, was also among the largest detractors on an absolute basis during the period. The fund’s top contributors to relative returns during the period included oil and natural gas exploration and production company, Diamondback Energy, manufacturer of printers and related products, Zebra Technologies, and Helen of Troy, developer and distributor of branded consumer products in personal care and housewares. Charles River Labs, a contract research organization (CRO), was among the largest contributors on an absolute basis during the period.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

		Russell 2000®
	Fund	Index
Consumer Discretionary	8.8%	13.1%
Consumer Staples	3.8%	3.2%
Energy	5.4%	4.6%
Financials	20.2%	24.3%
Health Care	13.0%	14.0%
Industrials	22.8%	14.0%
Information Technology	11.9%	17.7%
Materials	7.8%	4.8%
Telecommunication Services	–	0.8%
Utilities	2.9%	3.5%
Short-Term Investments and Other Net Assets and Liabilities	3.4%	–

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Belden Inc.	3.3%
Helen of Troy Ltd.	2.8%
Mueller Industries Inc.	2.7%
Charles River Laboratories International Inc.	2.4%
G&K Services Inc.	2.2%
International Bancshares Corp.	2.1%
Webster Financial Corp.	2.1%
GATX Corp.	2.1%
Cato Corp./The	2.1%
United Stationers Inc.	2.0%

NORTHROAD INTERNATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison NorthRoad International Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of foreign companies, with an emphasis on companies with a market capitalization of approximately $3 billion or greater. The fund expects to have a relatively focused portfolio of between 25-50 holdings.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1,8]
		% Return Without Sales Charge
				Since	Since
				12/31/08	2/29/12
	1 Year	3 Years	5 Years	Inception	Inception

Class Y Shares[6]	-1.91	8.37	9.20	11.53	–
Class R6 Shares[7]	-1.66	–	–	–	8.39
MSCI EAFE Index (net)	-0.60	9.68	–	10.03	8.95

See accompanying Notes to Management’s Discussion of Fund Performance.

16

Madison Funds | Management’s Discussion of Fund Performance - NorthRoad International Fund - continued | October 31, 2014

The Madison NorthRoad International Fund (Class Y) returned -1.91% for the period, trailing the -0.60% return of the MSCI EAFE Index (net). In local currency terms the MSCI EAFE Index (net) was up 6.84%, but a weakening Euro and Yen more than offset those gains in dollar terms. The fund underperformed its peer group, with the Morningstar Foreign Large Blend Category averaging a -0.04% return. This was a trying period for overseas investments, particularly for companies domiciled in Europe, where the fund has its highest concentration. The Morningstar Europe Stock Category lost -2.13% for the period. The portfolio’s energy holdings were the biggest drag on performance. The shares of Technip, a French based oil services company, declined sharply on fears of falling industry capital expenditures. Stock selection in the Consumer Staples Sector also detracted from performance. Tesco, a UK based retailer, fell sharply as it continued to lose market share to hard discounters and disclosed that its profits estimates in its UK operations had been overstated. The portfolio’s holdings in the Consumer Discretionary and the Health Care Sector delivered strong positive returns in a down market. Estacio, a Brazilian private higher education institution, benefited from ongoing consolidation in its market and continued growth. The shares of Teva, a global pharmaceutical company, performed well on the back of management’s progress on raising profitability in its generics business and continued strength of its key drug for multiple sclerosis, Copaxone. While from a bottom-up perspective Europe offers the most compelling investment opportunities, we do not limit ourselves geographically. Dislocations caused by near-term macroeconomic or geo-political concerns may create additional long-term investment opportunities. Our singular focus remains on identifying good businesses with healthy returns on capital that are trading at compelling valuations, regardless of domicile. We believe the portfolio is well-positioned in businesses that generate strong returns on capital and healthy dividend yields yet trade at discounts to their fundamental values.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Europe (excluding United Kingdom)	48.2%
United Kingdom	26.2%
Japan	11.5%
Emerging Markets	7.7%
Pacific Basin (excluding Japan)	4.3%
Short-Term Investments and Other Net Assets and Liabilities	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Diageo PLC	4.3%
Novartis AG	3.6%
Royal Dutch Shell PLC	3.0%
Schneider Electric SE	3.0%
WPP PLC	2.8%
Total S.A.	2.8%
Berendsen PLC	2.6%
SAP SE	2.6%
Syngenta AG	2.6%
Sanofi	2.5%

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE DISCUSSION
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge					% Return After Sales Charge[5]
					Since
					6/30/06
	1 Year	3 Years	5 Years	10 Years	Inception	1 Year	3 Years	5 Years	10 Years

Class A Shares[2]	1.09	10.77	7.53	6.78	–	-4.71	8.60	6.25	6.15
Class B Shares[3]	0.31	9.96	6.73	6.14	–	-4.19	8.98	6.42	6.14
Class Y Shares[6]	1.29	11.08	7.79	–	4.10	–	–	–	–
MSCI EAFE Index (net)	-0.60	9.68	6.52	5.81	2.82	NA	NA	NA	NA

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison International Stock Fund (Class A (load waived)) returned 1.09% for the period, beating the -0.60% return of the MSCI EAFE Index (net). The fund also outperformed its peer group, with the Morningstar Foreign Large Blend Category averaging a -0.04% return. Benchmark outperformance during the period was primarily due to stock selection. In the Consumer Discretionary Sector, Brazilian private-education provider Estacio performed well on results that highlighted strong enrollment. British-headquartered jeweler Signet rose on strong results and the market reacting favorably to its acquisition of Zales. Also in the sector, France’s auto-parts manufacturer Valeo performed well on increased demand in China and North America. In the Industrials Sector, shares of British International Consolidated Airlines rose on increased trans-Atlantic traffic. Within Consumer Staples, shares of Belgian brewer Anheuser-Busch InBev rose on sales growth that exceeded expectations, particularly in Brazil ahead of the World Cup. In contrast, low exposure to and stock selection in the Information Technology Sector detracted from relative returns as shares of Japanese LCD-manufacturer Japan Display declined on weaker-than-expected demand. Also within the sector, shares of South Korean electronics-conglomerate Samsung declined as increased competition and lower market share in their mobile phone segment led to lower profits. Shares of Greek bank Piraeus declined on initial perceptions that the bank had failed the European Central Bank’s “stress test.” In our assessment, the bank is already on solid footing as of the date at the end of the period covered by this report, having taken steps to strengthen its balance sheet earlier this year.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Europe (excluding United Kingdom)	44.0%
Japan	20.9%
United Kingdom	19.6%
Emerging Markets	4.3%
Middle East	2.8%
Canada	2.6%
Pacific Basin (excluding Japan)	2.0%
Short-Term Investments and Other Net Assets and Liabilities	3.8%

17

Madison Funds | Management’s Discussion of Fund Performance - International Stock Fund - continued | October 31, 2014

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Novartis AG	4.4%
Royal Dutch Shell PLC	3.2%
Bayer AG	2.9%
Teva Pharmaceutical Industries Ltd.	2.8%
Prudential PLC	2.8%
Anheuser-Busch InBev N.V.	2.7%
KDDI Corp.	2.7%
Lloyds Banking Group PLC	2.6%
Sumitomo Mitsui Financial Group Inc.	2.3%
British American Tobacco PLC	2.2%

HANSBERGER INTERNATIONAL GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Hansberger International Growth Fund seeks to achieve its investment objective by investing at least 80% of total assets in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets. The fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary.

PERFORMANCE DISCUSSION
Cumulative Performance of $1,000,000 Investment[1,9]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
					Since
					9/13/05
	1 Year	3 Years	5 Years	10 Years	Inception

Class Y Shares[6,9]	-4.16	6.98	4.60	–	3.39
Class I Shares[8]	-3.99	7.23	4.84	5.39	–
MSCI ACWI ex-USA (net)	0.06	7.76	6.09	6.59	4.95

See accompanying Notes to Management’s Discussion of Fund Performance.

The Madison Hansberger International Stock Fund (Class I) returned -3.99% for the period, trailing its benchmark, the MSCI ACWI ex-USA (net) Index which returned 0.06%. The fund underperformed its peer group, with the Morningstar Foreign Large Growth Category averaging a 0.91% return. The fund was structured to target exposure to companies that, on average, tend to be more profitable and which, we believe, are capable of growing their earnings at a faster rate over the long term. These types of companies tend to reinvest in their own business opportunities rather than pay out high dividends. During the period, however, central banks in many countries pursued very aggressive monetary easing which, we believe, supported stronger performance by high dividend yielding sectors and stocks where the fund was underexposed. On a geographical basis, Europe is the Fund’s largest regional weight and was also the largest detractor from performance as companies such as Standard Chartered, Gemalto and Prada all posted negative returns. The Morningstar Europe Stock Category lost -2.13% for the period, an indication of the difficult market in this region. The fund’s holdings in Japan outperformed the index; CyberAgent, Komatsu and Nidec were examples of stocks in this market that contributed positively during the period. Sector-wise, Consumer Discretionary and Information Technology were the largest detractors from performance while the fund’s holdings in Health Care and Materials contributed to performance.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Europe (excluding United Kingdom)	30.2%
United Kingdom	18.4%
Japan	15.1%
Emerging Markets	13.9%
Pacific Basin (excluding Japan)	13.2%
Canada	4.4%
Latin America	2.3%
Middle East	1.2%
Short-Term Investments and Other Net Assets and Liabilities	1.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Ping An Insurance Group Co. of China Ltd.	3.0%
ASML Holding N.V.	2.8%
China Unicom Hong Kong Ltd.	2.7%
Nidec Corp.	2.4%
HDFC Bank Ltd.	2.4%
Softbank Corp.	2.3%
Toyota Motor Corp.	2.0%
Komatsu Ltd.	2.0%
BHP Billiton Ltd.	2.0%
China Longyuan Power Group Corp.	2.0%

TARGET RETIREMENT DATE FUNDS

PERFORMANCE DISCUSSION

The Madison Target Retirement Date Funds (the “funds”) were launched on August 29 in R6 shares only, and are designed exclusively for use in retirement plans. The launch date approximately coincided with the market peak for the year, and contained the full sweep of the market correction which took the S&P 500® from 2003 on August 29 to 1862 on October 15, a loss of more than 7%. Following the market bottom, the S&P 500® corrected to 2018, fractionally higher than the level as of the funds’ opening. All of the funds have some exposure to the stock market, with the level of exposure increasing with the length of the fund’s target date. Thanks to their asset allocation, which included an exposure to bonds, the funds showed less volatility than the market during their two-month existence, but were basically flat in terms of performance. The returns for each fund since inception through October 31 were: 2020, 0.00%; 2030, -0.10%, 2040, -0.20% and 2050, -0.20%. Each fund is benchmarked against a Dow Jones Target Index, and each outperformed their respective indices over this period. The Dow Jones Global Target 2020 Index returned -1.34%, the 2030 -1.51%, the 2040 -1.62% and the 2050 -1.66%. These return advantages, although over a short period, do reflect our intent to reduce market volatility and to provide retirement-oriented investors with a relatively conservative approach to target-date investments.

18

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

TARGET RETIREMENT 2020 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2020 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70- 85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
				Since	Since
				10/1/07	8/29/14
	1 Year	3 Years	5 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	–	0.00
Class R6 Shares Hypothetical[10]	7.48	8.90	8.64	2.28	–
Target Date 2020 Custom Index	7.70	8.66	8.75	5.46	-0.09
Dow Jones Global Target 2020 Index	5.32	7.34	8.14	4.11	-1.34

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Bond Funds	57.2%
Stock Funds	36.2%
Foreign Stock Funds	4.5%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

iShares 3-7 Year Treasury Bond ETF	24.9%
SPDR S&P 500 ETF Trust	20.1%
iShares 7-10 Year Treasury Bond ETF	8.4%
Vanguard Total Bond Market ETF	8.0%
Metropolitan West Total Return Bond Fund Class I	7.0%
Baird Aggregate Bond Fund Institutional Shares	7.0%
iShares Core S&P Mid-Cap ETF	4.0%
PowerShares Buyback Achievers Portfolio ETF	4.0%
Vanguard FTSE All-World ex-U.S. ETF	3.0%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	2.0%

TARGET RETIREMENT 2030 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2030 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70- 85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
				Since	Since
				10/1/07	8/29/14
	1 Year	3 Years	5 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	–	-0.10
Class R6 Shares Hypothetical[11]	9.34	11.31	10.07	2.61	–
Target Date 2030 Custom Index	9.42	11.58	10.87	5.46	-0.28
Dow Jones Global Target 2030 Index	7.25	10.81	10.80	4.37	-1.51

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	53.4%
Bond Funds	37.2%
Foreign Stock Funds	7.3%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

SPDR S&P 500 ETF Trust	31.1%
iShares 3-7 Year Treasury Bond ETF	13.9%
iShares 7-10 Year Treasury Bond ETF	7.4%
Vanguard Total Bond Market ETF	5.9%
iShares Core S&P Mid-Cap ETF	5.0%
PowerShares Buyback Achievers Portfolio ETF	5.0%
Metropolitan West Total Return Bond Fund Class I	4.5%
Baird Aggregate Bond Fund Institutional Shares	4.5%
Vanguard FTSE All-World ex-U.S. ETF	4.0%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	3.0%

19

Madison Funds | Management’s Discussion of Fund Performance - continued | October 31, 2014

TARGET RETIREMENT 2040 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2040 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70- 85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
				Since	Since
				10/1/07	8/29/14
	1 Year	3 Years	5 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	–	-0.20
Class R6 Shares Hypothetical[12]	10.05	12.47	10.75	2.24	–
Target Date 2040 Custom Index	10.28	13.05	11.91	5.41	-0.38
Dow Jones Global Target 2040 Index	8.70	13.36	12.56	4.72	-1.62

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	61.1%
Bond Funds	27.2%
Foreign Stock Funds	9.6%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

SPDR S&P 500 ETF Trust	33.0%
iShares 3-7 Year Treasury Bond ETF	11.9%
iShares 7-10 Year Treasury Bond ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.0%
PowerShares Buyback Achievers Portfolio ETF	6.0%
Vanguard FTSE All-World ex-U.S. ETF	5.0%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	4.0%
Schwab U.S. Dividend Equity ETF	4.0%
Vanguard Total Bond Market ETF	4.0%
Vanguard Growth ETF	3.0%

TARGET RETIREMENT 2050 FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Target Retirement 2050 Fund invests primarily in shares of registered investment companies according to an asset allocation strategy developed by the fund’s investment adviser for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will gradually shift until it reaches the more conservative allocation target of approximately 15-30% in stock funds and 70- 85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.

PERFORMANCE
Cumulative Performance of $10,000 Investment[1]

Average Annual Total Return through October 31, 2014[1]
	% Return Without Sales Charge
			Since	Since
			1/3/11	8/29/14
	1 Year	3 Years	Inception	Inception

Class R6 Shares Actual[7]	–	–	–	-0.20
Class R6 Shares Hypothetical[13]	10.84	13.79	10.25	–
Target Date 2050 Custom Index	11.13	14.53	11.13	-0.48
Dow Jones Global Target 2050 Index	9.12	14.00	9.98	-1.66

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

Stock Funds	68.7%
Bond Funds	17.3%
Foreign Stock Funds	11.9%
Money Market Funds and Other Net Assets	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 10/31/14

SPDR S&P 500 ETF Trust	35.0%
iShares 3-7 Year Treasury Bond ETF	9.9%
iShares Core S&P Mid-Cap ETF	7.0%
PowerShares Buyback Achievers Portfolio ETF	7.0%
Vanguard FTSE All-World ex-U.S. ETF	6.0%
iShares 7-10 Year Treasury Bond ETF	5.4%
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	5.0%
Schwab U.S. Dividend Equity ETF	5.0%
Vanguard Growth ETF	4.0%
Vanguard Information Technology ETF	2.5%

20

Madison Funds | October 31, 2014

Notes to Management’s Discussion of Fund Performance

NA Not Applicable. Index returns do not reflect sales charges, fees or expenses.
[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of the fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For fund performance data current to the most recent month-end, please call 1-800-877-6089 or visit www.madisonfunds.com. Indices are unmanaged and investors cannot invest in them directly. Index returns do not reflect fees or expenses.
[2]	Maximum sales charge is 5.75% for class A shares for the Conservative, Moderate and Aggressive Allocation Funds and the Diversified Income, Equity Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap and International Stock Funds. The maximum sales charge is 4.50% for the Core Bond and High Income Fund class A shares.
[3]	Maximum contingent deferred sales charge (CDSC) is 4.50% for class B shares, which is reduced after 12 months and eliminated after six years.
[4]	Maximum contingent deferred sales charge (CDSC) is 1% for class C shares, which is eliminated after one year.
[5]	Assumes maximum applicable sales charge.
[6]	Class Y Shares are only available for purchase by Madison Funds and other affiliated asset allocation funds, in managed account programs, and to certain other investors as described in the current prospectus.
[7]	Class R6 shares are generally only available for purchase by retirement plan investors and certain other institutional investors.
[8]	Prior to June 30, 2011, the NorthRoad International Fund was known as the Madison Mosaic Small/Mid-Cap Fund and had different investment objectives and strategies. Its portfolio holdings were liquidated on June 29, 2011, and the fund began implementing its new investment objectives and strategies thereafter. Because the fund had different objectives and strategies prior to June 30, 2011, comparison to the MSCI EAFE index for period before June 30, 2011 is not provided.
[9]	After market close on July 31, 2014, Madison Asset Management assumed the investment management of the Hansberger International Growth Fund. See Note 1 of the Notes to Financial Statements for further information.
[10]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2020 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2020 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2020 Fund. Both the Madison Target Retirement 2020 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.
[11]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2030 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2030 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2030 Fund. Both the Madison Target Retirement 2030 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.
[12]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2040 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2040 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2040 Fund. Both the Madison Target Retirement 2040 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.
[13]	The performance data presented here are returns calculated using historical performance prior to 8/29/14 from the Class I shares of the Ultra Series Madison Target Retirement 2050 Fund (the “Predecessor Fund”), and therefore are hypothetical. As of 8/29/14, the inception date of the Madison Target Retirement 2050 Fund, the Predecessor Fund exchanged (in kind) substantially all of its portfolio holdings for Class R6 shares of the Madison Target Retirement 2050 Fund. Both the Madison Target Retirement 2050 Fund and Predecessor Fund are managed by the same investment adviser and portfolio managers.

See accompanying Notes to Financial Statements.

21

Madison Funds | Notes to Management’s Discussion of Fund Performance - continued | October 31, 2014

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Barclays U.S. Aggregate Bond Index, 28% Russell 3000® Index and 7% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 40% Barclays U.S. Aggregate Bond Index, 48% Russell 3000® Index and 12% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 15% Barclays U.S. Aggregate Bond Index, 68% Russell 3000® Index and 17% MSCI ACWI ex-USA Index (net). See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Target Date Fund Indexes*

The Target Date 2020 Custom Index consists of 59% Barclays U.S. Aggregate Bond Index, 33% Russell 3000® Index and 8% MSCI ACWI ex-USA Net Index.

The Target Date 2030 Custom Index consists of 39% Barclays U.S. Aggregate Bond Index, 49% Russell 3000® Index and 12% MSCI ACWI ex-USA Net Index.

The Target Date 2040 Custom Index consists of 29% Barclays U.S. Aggregate Bond Index, 57% Russell 3000® Index and 14% MSCI ACWI ex-USA Net Index.

The Target Date 2050 Custom Index consists of 19% Barclays U.S. Aggregate Bond Index, 65% Russell 3000® Index and 16% MSCI ACWI ex-USA Net Index.

Market Indexes

The CBOE S&P 500 BuyWrite Monthly Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Barclays U.S. Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers.

The Barclays U.S. Credit Bond Index is an unmanaged, market capitalization weighted index that covers the U.S. dollar denominated fixed-rate, taxable bond market, with maturities of one year or more.

The Barclays U.S. Intermediate Government Bond Index is a market-value-weighted index for government fixed-rate debt issues with maturities between one and 10 years.

The Barclays U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A- or better and maturities between one and 10 years.

The Barclays Municipal Bond Index measures the performance of the U.S. dollar denominated long-term tax exempt bond market.

The Dow Jones Global Target 2020 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2020 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2030 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2030 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2040 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2040 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The Dow Jones Global Target 2050 Index is a benchmark for multi-asset class portfolios with risk profiles that become more conservative as the year 2050 approaches. The index is a composite of other indexes that represent stocks, bonds and cash.

The MSCI ACWI-ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI-ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

22

Madison Funds | Notes to Management’s Discussion of Fund Performance - concluded | October 31, 2014

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S. The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e. rebalanced back to original constituent weight every calendar month-end).

© 2014 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

Past performance is no guarantee of future results.

23

Madison Funds | October 31, 2014

Conservative Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.2%

Bond Funds - 59.9%
Franklin Floating Rate Daily Access Fund
Advisor Class	81,282	$735,600
iShares 7-10 Year Treasury Bond ETF	77,807	8,171,291
Madison Core Bond Fund Class Y (A)	1,447,996	14,798,524
Madison Corporate Bond Fund Class Y (A)	446,801	5,133,739
Madison High Quality Bond Fund Class Y (A)	167,473	1,848,902
Metropolitan West Total Return Bond
Fund Class I	1,295,211	14,091,895

		44,779,951
Foreign Bond Funds - 2.5%
Templeton Global Bond Fund Advisor Class	140,920	1,868,605

Foreign Stock Funds - 5.8%
Madison NorthRoad International Fund Class Y (A)	98,687	1,138,853
Vanguard FTSE All-World ex-U.S. ETF	65,671	3,240,207

		4,379,060
Money Market Funds - 2.4%
State Street Institutional U.S. Government
Money Market Fund	1,796,478	1,796,478

Stock Funds - 29.6%
iShares Russell Mid-Cap ETF	28,122	4,593,166
Madison Investors Fund Class Y (A)	30,494	764,473
Madison Large Cap Growth Fund Class Y (A)	205,969	4,885,587
Madison Large Cap Value Fund Class Y (A)	254,379	4,884,083
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	327,578	5,097,116
Vanguard Growth ETF	10,969	1,126,078
Vanguard Information Technology ETF	7,406	755,338

		22,105,841

TOTAL INVESTMENTS - 100.2% (Cost $70,804,247**)		74,929,935
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(150,608)

TOTAL NET ASSETS - 100.0%		$74,779,327

**	Aggregate cost for Federal tax purposes was $71,268,274.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

Moderate Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.5%

Bond Funds - 36.4%
Franklin Floating Rate Daily Access Fund Advisor Class	82,822	$749,542
iShares 7-10 Year Treasury Bond ETF	90,757	9,531,300
Madison Core Bond Fund Class Y (A)	2,036,565	20,813,698
Madison High Quality Bond Fund Class Y (A)	209,235	2,309,954
Metropolitan West Total Return Bond Fund Class I	1,826,110	19,868,072
Vanguard Intermediate-Term Corporate Bond ETF	17,641	1,526,299

		54,798,865
Foreign Bond Funds - 1.2%
Templeton Global Bond Fund Advisor Class	140,698	1,865,654

Foreign Stock Funds - 10.1%
Madison NorthRoad International Fund Class Y (A)	334,586	3,861,121
Vanguard FTSE All-World ex-U.S. ETF	231,479	11,421,174

		15,282,295
Money Market Funds - 1.0%
State Street Institutional U.S. Government
Money Market Fund	1,444,978	1,444,978

Stock Funds - 50.8%
iShares Core S&P Mid-Cap ETF	70,730	10,013,954
Madison Investors Fund Class Y (A)	183,738	4,606,319
Madison Large Cap Growth Fund Class Y (A)	708,200	16,798,500
Madison Large Cap Value Fund Class Y (A)	918,441	17,634,062
Madison Mid Cap Fund Class Y (A)	154,715	1,547,150
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	1,122,826	17,471,170
Vanguard Growth ETF	59,155	6,072,852
Vanguard Information Technology ETF	22,466	2,291,307

		76,435,314

TOTAL INVESTMENTS - 99.5% (Cost $133,952,277**)		149,827,106
NET OTHER ASSETS AND LIABILITIES - 0.5%		793,978

TOTAL NET ASSETS - 100.0%		$150,621,084

**	Aggregate cost for Federal tax purposes was $135,493,122.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

Aggressive Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.6%

Bond Funds - 18.2%
iShares 7-10 Year Treasury Bond ETF	22,521	$2,365,156
Madison Core Bond Fund Class Y (A)	409,381	4,183,878
Metropolitan West Total Return Bond Fund Class I	423,971	4,612,805

		11,161,839
Foreign Stock Funds - 14.1%
Madison NorthRoad International Fund Class Y (A)	161,237	1,860,679
Vanguard FTSE All-World ex-U.S. ETF	137,730	6,795,598

		8,656,277
Money Market Funds - 1.3%
State Street Institutional U.S. Government
Money Market Fund	774,053	774,053

Stock Funds - 66.0%
iShares Core S&P Mid-Cap ETF	37,297	5,280,509
Madison Investors Fund Class Y (A)	99,732	2,500,289
Madison Large Cap Growth Fund Class Y (A)	376,302	8,925,891
Madison Large Cap Value Fund Class Y (A)	464,517	8,918,726
Madison Mid Cap Fund Class Y (A)	126,198	1,261,983
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	517,920	8,058,841
Vanguard Growth ETF	41,994	4,311,104
Vanguard Information Technology ETF	12,155	1,239,688

		40,497,031

TOTAL INVESTMENTS - 99.6% (Cost $52,364,203**)		61,089,200
NET OTHER ASSETS AND LIABILITIES - 0.4%		217,775

TOTAL NET ASSETS - 100.0%		$61,306,975

**	Aggregate cost for Federal tax purposes was $53,054,106.
(A)	Affiliated Company (see Note 11).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

24

Madison Funds | October 31, 2014

Cash Reserves Fund Portfolio of Investments

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 96.0%

Fannie Mae - 29.9%
0.076%, 11/3/14 (A)	$1,350,000	$1,349,994
0.081%, 11/17/14 (A)	175,000	174,994
1.150%, 11/18/14	330,000	330,164
2.625%, 11/20/14	750,000	750,962
0.091%, 12/1/14 (A)	700,000	699,947
0.101%, 12/3/14 (A)	320,000	319,972
0.076%, 12/10/14 (A)	300,000	299,976
0.051%, 12/15/14 (A)	600,000	599,963
0.750%, 12/19/14	1,382,000	1,383,271
0.066%, 1/14/15 (A)	379,000	378,949

		6,288,192
Federal Farm Credit Bank - 1.4%
1.625%, 11/19/14	300,000	300,232

Federal Home Loan Bank - 27.9%
0.101%, 11/14/14 (A)	1,700,000	1,699,939
0.061%, 12/3/14 (A)	550,000	549,971
0.093%, 12/5/14 (A)	900,000	899,922
0.101%, 12/12/14 (A)	400,000	399,954
0.875%, 12/12/14	910,000	910,796
0.071%, 12/17/14 (A)	1,000,000	999,910
0.101%, 1/7/15 (A)	200,000	199,963
0.071%, 1/13/15 (A)	200,000	199,972

		5,860,427
Freddie Mac - 24.7%
0.081%, 11/3/14 (A)	300,000	299,999
0.096%, 11/5/14 (A)	400,000	399,996
0.091%, 11/12/14 (A)	500,000	499,986
0.030%, 11/24/14 (A)	1,200,000	1,199,977
0.750%, 11/25/14	550,000	550,246
0.625%, 12/29/14	1,365,000	1,366,189
0.071%, 1/20/15 (A)	300,000	299,953
5.050%, 1/26/15	575,000	581,689

		5,198,035
U.S. Treasury Notes - 12.1%

0.250%, 12/15/14	1,800,000	1,800,511
0.250%, 1/31/15	750,000	750,401

		2,550,912

Total U.S. Government and Agency Obligations (Cost $20,197,798)		20,197,798
INVESTMENT COMPANIES - 3.8%
State Street Institutional U.S.
Government Money Market Fund	798,817	798,817

Total Investment Companies (Cost $798,817)		798,817

TOTAL INVESTMENTS - 99.8% (Cost $20,996,615**)		20,996,615
NET OTHER ASSETS AND LIABILITIES - 0.2%		34,722

TOTAL NET ASSETS - 100.0%		$21,031,337

**	Aggregate cost for Federal tax purposes was $20,996,615.
(A)	Rate noted represents annualized yield at time of purchase.

Tax-Free Virginia Fund Portfolio of Investments

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 97.8%

Airport - 0.6%
Capital Region Airport Commission,
(Prerefunded 7/1/15 @ $100) (AGM),
5%, 7/1/20	$125,000	$128,996

Development - 5.6%
Norfolk Economic Development Authority,
5%, 11/1/29	480,000	538,685
Prince William County Industrial
Development Authority, 5.25%, 2/1/18	675,000	748,156

		1,286,841
Education - 13.4%
Henrico County Economic Development
Authority, 4%, 4/15/42	220,000	223,254
University of Virginia, 5%, 6/1/40	255,000	283,950
Virginia College Building Authority, (ST
APPROP), 5%, 2/1/23	500,000	610,855
Virginia College Building Authority, (ST
APPROP), 5%, 9/1/26	140,000	157,024
Virginia College Building Authority, (ST
APPROP), 5%, 2/1/29	375,000	427,706
Virginia Commonwealth University, Series
A, 5%, 5/1/26	385,000	447,651
Virginia Public School Authority, 5%,
12/1/18	100,000	114,885
Virginia Public School Authority, (ST
APPROP), 5%, 8/1/27	350,000	391,930
Virginia Public School Authority, (ST AID
WITHHLDG), 3%, 8/1/33	450,000	433,679

		3,090,934
Facilities - 7.6%
Newport News Economic Development
Authority, (Prerefunded 7/1/16 @ $100),
5%, 7/1/25	745,000	801,873
Stafford County & Staunton Industrial
Development Authority, (Prerefunded
8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	180,000	185,753
Stafford County & Staunton Industrial
Development Authority, (Prerefunded
8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	85,000	87,684
Stafford County & Staunton Industrial
Development Authority, (NATL-RE), 4.5%,
8/1/25	250,000	252,473
Stafford County & Staunton Industrial
Development Authority, (Prerefunded
8/1/15 @ $100), (NATL-RE), 4.5%, 8/1/25	185,000	190,913
Virginia Public Building Authority, 5.25%,
8/1/23	200,000	229,288

		1,747,984
General - 5.4%
Fairfax County Economic Development
Authority, 4.25%, 8/1/29	340,000	364,837
Puerto Rico Public Finance Corp, (Escrowed
To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	126,059
Territory of Guam, 5%, 1/1/26	150,000	170,010
Virgin Islands Public Finance Authority,
(NATL-RE), 5%, 10/1/23	100,000	106,667
Virginia Beach Development Authority,
Series A, 3.5%, 5/1/30	250,000	257,958
Virginia Resources Authority, (MORAL
OBLG), 5%, 11/1/23	200,000	234,538

		1,260,069
General Obligation - 19.7%
City of Fredericksburg VA, Series A,
3.625%, 7/15/30	400,000	415,964
City of Hampton VA, 5%, 1/15/21	250,000	287,085
City of Norfolk VA, Series A (Prerefunded
11/1/19 @ $100), 4.125%, 11/1/27	75,000	85,945
City of Portsmouth VA, Series A, (ST AID
WITHHLDG), 5%, 2/1/31	635,000	736,619
City of Richmond VA, (ST AID WITHHLDG),
5%, 7/15/22	100,000	117,066
City of Roanoke VA, (ST AID WITHHLDG),
5%, 2/1/25	230,000	260,721
City of Virginia Beach VA, Series A, 4%,
8/1/22	545,000	623,616
Commonwealth of Virginia, Series B, 5%,
6/1/21	175,000	200,699
Commonwealth of Virginia, Series A, 5%,
6/1/23	500,000	620,285
Commonwealth of Virginia, 5%, 6/1/27	150,000	174,921
County of Arlington VA, (Prerefunded
1/15/17 @ $100), 5%, 1/15/25	175,000	192,448
County of Fairfax VA, (ST AID WITHHLDG),
4%, 10/1/22	250,000	286,782
County of Henrico VA, (Prerefunded
12/1/18 @ $100), 5%, 12/1/24	200,000	232,802
County of Henrico VA, 5%, 7/15/25	150,000	173,840
Town of Leesburg VA, 5%, 1/15/41	135,000	150,881

		4,559,674
Medical - 9.6%
Charlotte County Industrial Development
Authority, 5%, 9/1/16	335,000	358,377
Fredericksburg Economic Development
Authority, 5.25%, 6/15/18	250,000	278,905
Harrisonburg Industrial Development
Authority, (AMBAC) *, 5%, 8/15/46	180,000	184,354
Henrico County Economic Development
Authority, (NATL-RE), 6%, 8/15/16	115,000	121,472
Norfolk Economic Development Authority,
5%, 11/1/36	480,000	544,099
Roanoke Economic Development
Authority, (Escrowed To Maturity) (NATL-
RE), 6.125%, 7/1/17	385,000	409,305
Virginia Small Business Financing
Authority, 5%, 11/1/40	300,000	326,511

		2,223,023

See accompanying Notes to Financial Statements.

25

Madison Funds | October 31, 2014

Tax-Free Virginia Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

MUNICIPAL BONDS - continued

Multifamily Housing - 9.2%
Fairfax County Redevelopment & Housing
Authority, 4.75%, 10/1/36	$725,000	$775,619
Fairfax County Redevelopment & Housing
Authority, 5%, 10/1/39	300,000	327,744
Suffolk Redevelopment & Housing
Authority, 5.6%, 2/1/33	750,000	752,077
Virginia Housing Development Authority,
4.8%, 10/1/39	250,000	259,943

		2,115,383
Power - 4.2%
Chesterfield County Economic
Development Authority, 5%, 5/1/23	565,000	626,907
Puerto Rico Electric Power Authority,
(BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	335,901

		962,808
Transportation - 5.3%
Puerto Rico Highways & Transportation
Authority, (ASSURED GTY), 5.25%, 7/1/34	100,000	99,993
Richmond Metropolitan Authority,
(Escrowed To Maturity) (NATL-RE), 5.25%,
7/15/22	60,000	71,053
Richmond Metropolitan Authority, (NATL-
RE), 5.25%, 7/15/22	140,000	159,229
Virginia Commonwealth Transportation
Board, Series A, 5%, 9/15/24	225,000	267,089
Virginia Commonwealth Transportation
Board, 5%, 3/15/25	535,000	637,051

		1,234,415
Utilities - 5.7%
City of Richmond VA, (AGM), 4.5%,
1/15/33	940,000	985,834
City of Richmond VA, Series A, 5%, 1/15/38	300,000	343,524

		1,329,358
Water - 11.5%
Fairfax County Water Authority, 5.25%,
4/1/23	180,000	225,684
Fairfax County Water Authority, 5%, 4/1/27	150,000	178,554
Hampton Roads Sanitation District, 5%,
4/1/33	250,000	277,095
Henry County Public Service Authority,
(AGM), 5.25%, 11/15/15	150,000	155,637
Prince William County Service Authority,
5%, 7/1/22	250,000	304,372
Upper Occoquan Sewage Authority, (NATL-
RE), 5.15%, 7/1/20	500,000	565,605
Virginia Resources Authority, (ST AID
WITHHLDG), 5%, 10/1/23	500,000	587,900
Virginia Resources Authority, (ST AID
WITHHLDG), 4.5%, 10/1/28	160,000	178,520
Virginia Resources Authority, (Prerefunded
11/1/16 @ $100), 5%, 11/1/31	140,000	152,687
Virginia Resources Authority, 5%, 11/1/31	20,000	21,621

		2,647,675

TOTAL INVESTMENTS - 97.8% (Cost $21,704,548**)		$22,587,160
NET OTHER ASSETS AND LIABILITIES - 2.2%		513,096

TOTAL NET ASSETS - 100.0%		$23,100,256

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.
**	Aggregate cost for Federal tax purposes was $21,704,548.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

ST APPROP	State Appropriations.

Tax-Free National Fund Portfolio of Investments

	Par Value	Value (Note 2)

MUNICIPAL BONDS - 98.7%

Alabama - 2.4%
Alabama Incentives Financing Authority
Revenue, Series A, 5%, 9/1/29	$300,000	$338,811
Tuscaloosa Public Educational Building
Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	337,350

		676,161
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer
Revenue, (AGM), 5%, 10/1/21	175,000	200,585

Colorado - 1.7%
El Paso County Facilities Corp., Certificate
Participation, 5%, 12/1/27	400,000	472,188

Delaware - 1.5%
State of Delaware, General Obligation,
Series A, 5%, 8/1/25	345,000	422,942

Florida - 16.2%
City of Port St. Lucie FL Utility System
Revenue, 5%, 9/1/27	600,000	679,068
County of Miami-Dade FL, Series B, 5%,
3/1/25	525,000	618,728
Highlands County Health Facilities
Authority, 5%, 11/15/20	455,000	476,735
Hillsborough County Industrial
Development Authority, 5%, 10/1/34	450,000	503,078
Lee County Industrial Development
Authority, 5%, 11/1/28	500,000	546,415
Orlando Utilities Commission, Series C,
5%, 10/1/22	525,000	640,490
Palm Beach County Solid Waste Authority,
5%, 10/1/24	300,000	354,591
Peace River/Manasota Regional Water
Supply Authority, (AGM), 5%, 10/1/23	750,000	781,012

		4,600,117
Georgia - 4.1%
City of Atlanta GA Water & Wastewater
Revenue, (AGM), 5.75%, 11/1/30	300,000	397,389
City of Columbus GA Water & Sewerage
Revenue, Series A, 5%, 5/1/31	430,000	509,137
Georgia State Road & Tollway Authority,
5%, 6/1/21	90,000	103,653
Private Colleges & Universities Authority,
5%, 9/1/38	130,000	145,041

		1,155,220
Illinois - 0.9%
Regional Transportation Authority, (AMBAC
GO of AUTH) *, 7.2%, 11/1/20	215,000	251,679

Indiana - 4.8%
Indiana Finance Authority, 5%, 2/1/21	400,000	471,156
Indiana Finance Authority, 4.5%, 10/1/22	345,000	375,346
Indianapolis Local Public Improvement
Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	530,499

		1,377,001
Iowa - 2.8%
City of Bettendorf IA, General Obligation,
5%, 6/1/28	475,000	549,779
City of Bettendorf IA, General Obligation,
5%, 6/1/30	210,000	242,103

		791,882
Kansas - 2.4%
Kansas Development Finance Authority,
Series F, 4%, 6/1/27	650,000	691,912

Maryland - 3.4%
Maryland State Transportation Authority,
(Escrowed To Maturity), 6.8%, 7/1/16	30,000	32,104
Maryland State Transportation Authority,
Series A, 5%, 7/1/18	200,000	229,342
Montgomery County Revenue Authority,
5%, 5/1/31	600,000	699,492

		960,938
Massachusetts - 1.7%
Town of Belmont MA, General Obligation
Ltd., 3%, 4/15/28	480,000	488,314

Michigan - 3.4%
Detroit City School District, General
Obligation, (FGIC Q-SBLF), 6%, 5/1/20	400,000	483,244
Redford Unified School District No. 1,
General Obligation, (AMBAC Q-SBLF) *,
5%, 5/1/22	410,000	485,756

		969,000
Missouri - 4.6%
County of St Louis MO, (Escrowed To
Maturity), 5.65%, 2/1/20	500,000	604,720
Springfield School District No. R-12,
General Obligation, Series B, (ST AID DIR
DEP), 5%, 3/1/25	400,000	497,888
St. Louis Industrial Development Authority,
6.65%, 5/1/16	200,000	215,604

		1,318,212

See accompanying Notes to Financial Statements.

26

Madison Funds | October 31, 2014

Tax-Free National Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

MUNICIPAL BONDS - continued

New Jersey - 3.8%
New Jersey State Turnpike Authority,
(Escrowed To Maturity) (NATL-RE IBC),
6.5%, 1/1/16	$295,000	$302,343
New Jersey State Turnpike Authority,
(BHAC-CR FSA), 5.25%, 1/1/28	250,000	307,695
New Jersey State Turnpike Authority, Series
A, (BHAC-CR FSA), 5.25%, 1/1/29	250,000	309,252
Union County Improvement Authority,
Series A, 4%, 2/1/25	150,000	166,884

		1,086,174
New Mexico - 1.7%
Farmington Municipal School District No.
5, General Obligation, Series A, (ST AID
WITHHLDG), 3%, 9/1/23	450,000	479,066

New York - 3.1%
New York State Dormitory Authority,
(BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	324,290
Port Authority of New York & New Jersey,
(GO of AUTH), 5.375%, 3/1/28	455,000	567,344

		891,634
North Carolina - 5.1%
North Carolina Medical Care Commission,
(HUD SECT 8), 5.5%, 10/1/24	500,000	506,550
State of North Carolina, 4.5%, 5/1/27	200,000	225,582
State of North Carolina, General Obligation,
Series D, 4%, 6/1/21	100,000	115,117
Town of Cary NC Combined Utility Systems
Revenue, 5%, 12/1/23	500,000	612,130

		1,459,379
Ohio - 2.1%
Cleveland-Cuyahoga County Port
Authority, 5%, 7/1/24	500,000	594,345

Pennsylvania - 1.2%
Lehigh County General Purpose Authority,
(NATL-RE GO of HOSP), 7%, 7/1/16	335,000	345,378

South Carolina - 9.2%
Anderson County School District No. 1,
General Obligation, Series A, (SCSDE),
5%, 3/1/25	720,000	896,198
City of Bennettsville SC Combined Utility
System Revenue, (BAM), 3.5%, 2/1/24	465,000	504,557
County of Richland SC, General Obligation,
Series A, (ST AID WITHHLDG), 4%, 3/1/27	495,000	553,331
South Carolina State Ports Authority, 5%,
7/1/19	130,000	149,941
York County School District No. 1, General
Obligation, (SCSDE), 5%, 3/1/27	440,000	503,413

		2,607,440
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	115,358

Texas - 9.9%
Beaumont Independent School District,
General Obligation, (PSF-GTD), 4.75%,
2/15/38	300,000	326,778
City of San Antonio TX, Water System
Revenue, 5.125%, 5/15/29	500,000	565,560
County of Harris TX, General Obligation
Ltd., (Prerefunded 10/1/18 @ $100),
5.75%, 10/1/24	250,000	296,533
Liberty Hill Independent School District,
General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	475,194
Mueller Local Government Corp, 5%,
9/1/25	500,000	535,640
San Jacinto River Authority, (BAM), 4%,
10/1/23	200,000	221,960
State of Texas, General Obligation, 5%,
8/1/27	330,000	380,021

		2,801,686
Virginia - 8.0%
Fairfax County Redevelopment & Housing
Authority, 5%, 10/1/39	265,000	289,507
Henry County Public Service Authority,
(AGM), 5.25%, 11/15/15	75,000	77,819
Montgomery County Economic
Development Authority, Series A, 5%,
6/1/26	685,000	808,855
Newport News Economic Development
Authority, Series A, (MUN GOVT GTD),
5%, 7/1/25	500,000	589,255
Virginia Commonwealth Transportation
Board, 5%, 3/15/23	200,000	239,966
Virginia Housing Development Authority,
4.8%, 10/1/39	250,000	259,942

		2,265,344
Washington - 2.9%
State of Washington, General Obligation,
Series E, 5%, 2/1/29	205,000	244,057
University of Washington, 5%, 7/1/32	500,000	579,790

		823,847
Wisconsin - 0.7%
Wisconsin Health & Educational Facilities
Authority, 5.25%, 10/1/21	200,000	213,448

TOTAL INVESTMENTS - 98.7% (Cost $26,591,987**)		28,059,250
NET OTHER ASSETS AND LIABILITIES - 1.3%		355,508

TOTAL NET ASSETS - 100.0%		$28,414,758

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds, should they default, is not known at this time.
**	Aggregate cost for Federal tax purposes was $26,591,987.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GO of AUTH	General Obligation of the Authority.
GO of HOSP	General Obligation of the Hospital District.
HUD SECT 8	HUD Insured Multifamily Housing.
IBC	Insured Bond Certificate.
MUN GOVT GTD	General Obligation Guarantee of the Municipality.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC’s Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Financial Statements.

27

Madison Funds | October 31, 2014

Government Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES - 11.7%

Fannie Mae - 4.6%
5.5%, 2/1/18 Pool # 555345	$4,326	$4,569
5%, 6/1/18 Pool # 555545	10,536	11,129
3.5%, 8/1/29 Pool # MA2003	98,358	104,028
6.5%, 5/1/32 Pool # 636758	2,557	2,908
6.5%, 6/1/32 Pool # 254346	4,409	5,093
6%, 8/1/32 Pool # 254405	6,398	7,306
4.5%, 12/1/35 Pool # 745147	31,437	34,107
5.5%, 1/1/38 Pool # 953589	6,582	7,343

		176,483
Freddie Mac - 6.1%
5.5%, 8/1/17 Pool # E90778	3,348	3,542
4.5%, 11/1/23 Pool # G13342	9,379	10,113
3%, 12/1/26 Pool # J17506	66,620	69,185
3%, 1/1/27 Pool # G18420	46,608	48,408
6.5%, 6/1/32 Pool # C01364	4,471	5,196
4%, 10/1/40 Pool # A94362	92,670	99,215

		235,659
Ginnie Mae - 1.0%
7%, 9/20/27 Pool # E2483	3,378	3,976
6%, 2/15/38 Pool # 676516	6,106	6,887
4%, 4/15/39 Pool # 698089	27,272	29,196

		40,059

Total Mortgage Backed Securities
(Cost $436,129)		452,201

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 86.9%

Fannie Mae - 36.8%
2.375%, 7/28/15	200,000	203,266
1.625%, 10/26/15	200,000	202,767
0.500%, 3/30/16	250,000	250,455
2.375%, 4/11/16	250,000	256,925
1.250%, 1/30/17	500,000	505,808

		1,419,221
Federal Home Loan Bank - 9.9%
0.625%, 11/27/18 (A)	100,000	100,066
3.375%, 6/12/20	265,000	283,682

		383,748
Freddie Mac - 25.6%
2.875%, 2/9/15	125,000	125,918
2.500%, 5/27/16	350,000	361,208
1.000%, 3/8/17	100,000	100,598
1.250%, 5/12/17	300,000	302,846
0.875%, 3/7/18	100,000	98,803

		989,373
U.S. Treasury Notes - 14.6%
1.250%, 10/31/15	100,000	101,078
0.750%, 6/30/17	50,000	49,910
0.750%, 12/31/17	100,000	99,062
3.750%, 11/15/18	150,000	163,969
1.125%, 5/31/19	50,000	49,074
2.000%, 2/15/23	15,000	14,779
2.500%, 8/15/23	85,000	86,747

		564,619

Total U.S. Government and Agency
Obligations (Cost $3,324,726)		3,356,961
	Shares
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government
Money Market Fund	37,651	37,651

Total Short-Term Investments
(Cost $37,651)		37,651

TOTAL INVESTMENTS - 99.6% (Cost $3,798,506**)		3,846,813
NET OTHER ASSETS AND LIABILITIES - 0.4%		16,728

TOTAL NET ASSETS - 100.0%		$3,863,541

**	Aggregate cost for Federal tax purposes was $3,798,506.
(A)	Stepped rate security. Rate shown is as of October 31, 2014.

High Quality Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 39.9%

Consumer Discretionary - 5.0%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,036,332
McDonald’s Corp., MTN, 5.35%, 3/1/18	1,000,000	1,120,194
Target Corp., 2.9%, 1/15/22	2,000,000	2,008,368
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	744,521

		5,909,415
Consumer Staples - 3.7%
Coca-Cola Co./The, 4.875%, 3/15/19	1,500,000	1,686,988
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,112,117
Wal-Mart Stores Inc., 4.5%, 7/1/15	1,500,000	1,541,006

		4,340,111
Energy - 3.4%
BP Capital Markets PLC (A), 3.875%,
3/10/15	518,000	524,447
Chevron Corp., 2.427%, 6/24/20	2,000,000	2,024,794
ConocoPhillips, 4.6%, 1/15/15	1,500,000	1,511,583

		4,060,824
Financials - 11.3%
American Express Credit Corp., MTN,
1.75%, 6/12/15	750,000	755,406
Bank of New York Mellon Corp./The, MTN,
1.35%, 3/6/18	500,000	495,411
Berkshire Hathaway Finance Corp.,
4.85%, 1/15/15	1,450,000	1,462,621
General Electric Capital Corp., MTN,
5.625%, 9/15/17	2,000,000	2,235,932
John Deere Capital Corp., MTN, 1.4%,
3/15/17	2,000,000	2,016,582
JPMorgan Chase & Co., 3.7%, 1/20/15	2,000,000	2,013,656
Simon Property Group L.P., 4.125%,
12/1/21	2,000,000	2,168,742
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,244,198

		13,392,548
Health Care - 3.6%
Baxter International Inc., 1.85%, 6/15/18	2,000,000	1,999,388
Merck Sharp & Dohme Corp., 4%,
6/30/15	750,000	767,780
Pfizer Inc., 5.35%, 3/15/15	1,500,000	1,526,257

		4,293,425
Industrials - 1.4%
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,679,511

Information Technology - 8.9%
Apple Inc., 2.4%, 5/3/23	2,000,000	1,929,596
Cisco Systems Inc., 5.5%, 2/22/16	2,000,000	2,127,094
EMC Corp., 2.65%, 6/1/20	750,000	739,320
Intel Corp., 1.95%, 10/1/16	2,000,000	2,043,202
Microsoft Corp., 3%, 10/1/20	1,500,000	1,567,912
Texas Instruments Inc., 2.375%, 5/16/16	2,000,000	2,056,010

		10,463,134
Materials - 1.3%
EI du Pont de Nemours & Co., 3.25%,
1/15/15	1,500,000	1,508,279

Telecommunication Service - 1.3%
AT&T Inc., 1.6%, 2/15/17	1,500,000	1,512,641

Total Corporate Notes and Bonds
(Cost $46,225,483)		47,159,888
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 57.6%

Fannie Mae - 10.5%
1.250%, 9/28/16	3,000,000	3,040,785
1.375%, 11/15/16	4,500,000	4,567,887
1.250%, 1/30/17	4,750,000	4,805,181

		12,413,853
Freddie Mac - 9.1%
2.875%, 2/9/15	5,500,000	5,540,381
2.500%, 5/27/16	5,000,000	5,160,110

		10,700,491
U.S. Treasury Notes - 38.0%
0.125%, 4/30/15	5,500,000	5,500,429
2.500%, 4/30/15	6,000,000	6,070,314
1.000%, 8/31/16	4,000,000	4,040,000
0.875%, 1/31/17	5,000,000	5,027,345
3.000%, 2/28/17	5,000,000	5,269,920
1.500%, 12/31/18	2,500,000	2,507,423
1.250%, 1/31/19	5,500,000	5,452,733
1.500%, 3/31/19	2,000,000	2,000,156
3.125%, 5/15/19	3,000,000	3,208,359
3.625%, 2/15/20	2,000,000	2,195,312
2.625%, 11/15/20	1,000,000	1,041,172
2.500%, 8/15/23	2,500,000	2,551,367

		44,864,530

Total U.S. Government and Agency
Obligations (Cost $67,676,973)		67,978,874
	Shares
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S.
Government Money Market Fund	2,147,326	2,147,326

Total Short-Term Investments
(Cost $2,147,326)		2,147,326

TOTAL INVESTMENTS - 99.3% (Cost $116,049,782**)		117,286,088
NET OTHER ASSETS AND LIABILITIES - 0.7%		796,247

TOTAL NET ASSETS - 100.0%		$118,082,335

**	Aggregate cost for Federal tax purposes was $116,049,782.

(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.4% of total net assets.

MTN	Medium Term Note.

PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

28

Madison Funds | October 31, 2014

Core Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 3.6%
ABSC Long Beach Home Equity Loan
Trust, Series 2000-LB1, Class AF5, 8.55%,
9/21/30	$64,040	$64,733
Ally Master Owner Trust, Series 2014-4,
Class A2, 1.43%, 6/17/19	750,000	750,009
CNH Equipment Trust, Series 2014-A, Class
A3, 0.84%, 5/15/19	750,000	749,153
Ford Credit Auto Owner Trust, Series 2014-
A, Class A3, 0.79%, 5/15/18	775,000	776,131
Hyundai Auto Receivables Trust, Series
2014-A, Class A3, 0.79%, 7/16/18	275,000	274,991
John Deere Owner Trust, Series 2014-B,
Class A2A, 0.54%, 7/17/17	600,000	600,338
Mercedes-Benz Auto Lease Trust, Series
2014-A, Class A4, 0.9%, 12/16/19	1,125,000	1,127,775
Santander Drive Auto Receivables Trust,
Series 2012-6, Class B, 1.33%, 5/15/17	1,054,978	1,057,476
Santander Drive Auto Receivables Trust,
Series 2013-3 Class B, 1.19%, 5/15/18	625,000	626,474
Santander Drive Auto Receivables Trust,
Series 2013-5, Class C, 2.25%, 6/17/19	1,000,000	1,006,725
Volkswagen Auto Lease Trust, Series 2014-
A, Class A3, 0.8%, 4/20/17	625,000	625,314
Volvo Financial Equipment LLC, Series
2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	500,000	499,785

Total Asset Backed Securities
(Cost $8,165,268)		8,158,904

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PW10, Class
A4 (D), 5.405%, 12/11/40	1,318,631	1,358,560
Merrill Lynch Mortgage Trust, Series 2006-
C1, Class A4 (D), 5.673%, 5/12/39	600,000	630,310
Morgan Stanley Capital I Trust, Series 2005-
IQ10, Class A4A (D), 5.23%, 9/15/42	1,171,306	1,196,405

Total Commercial Mortgage-Backed
Securities (Cost $3,245,277)		3,185,275

CORPORATE NOTES AND BONDS - 25.9%

Consumer Discretionary - 3.8%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,042,285
Advance Auto Parts Inc., 4.5%, 12/1/23	550,000	580,329
AutoZone Inc., 1.3%, 1/13/17	1,400,000	1,403,539
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc., 3.5%, 3/1/16	750,000	775,111
DR Horton Inc., 5.25%, 2/15/15	215,000	216,881
DR Horton Inc., 3.75%, 3/1/19	475,000	475,594
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	575,000	729,651
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	275,000	286,000
Hasbro Inc., 3.15%, 5/15/21	300,000	302,637
Intelsat Jackson Holding SA (E), 5.5%,
8/1/23	500,000	501,250
Nissan Motor Acceptance Corp. (B) (C),
2.65%, 9/26/18	500,000	510,528
QVC Inc., 3.125%, 4/1/19	800,000	804,130
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	525,000	547,312
Toll Brothers Finance Corp., 4%, 12/31/18	450,000	455,625

		8,630,872
Consumer Staples - 2.1%
CVS Health Corp., 5.75%, 6/1/17	464,000	515,020
Kraft Foods Group Inc., 3.5%, 6/6/22	1,000,000	1,023,440
Kroger Co./The, 2.95%, 11/1/21	1,000,000	990,328
Sysco Corp., 4.35%, 10/2/34	1,000,000	1,027,058
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,117,338

		4,673,184
Energy - 3.1%
Access Midstream Partners L.P. / ACMP
Finance Corp., 4.875%, 5/15/23	750,000	783,750
BP Capital Markets PLC (E), 3.875%,
3/10/15	52,000	52,647
Denbury Resources Inc., 6.375%, 8/15/21	475,000	496,375
Energy Transfer Partners L.P., 4.15%,
10/1/20	750,000	781,747
Freeport-McMoran Oil & Gas LLC / FCX Oil
& Gas Inc., 6.75%, 2/1/22	600,000	664,500
Hess Corp., 7.875%, 10/1/29	240,000	324,735
Kinder Morgan Energy Partners L.P.,
2.65%, 2/1/19	450,000	450,195
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	360,000
Transocean Inc. (E), 6%, 3/15/18	850,000	906,265
Valero Energy Corp., 6.125%, 2/1/20	1,150,000	1,339,412
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	930,726

		7,090,352
Financials - 7.0%
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust (B) (C) (E), 3.75%, 5/15/19	450,000	446,625
Air Lease Corp., 3.875%, 4/1/21	450,000	454,500
Apollo Management Holdings L.P. (B) (C),
4%, 5/30/24	1,000,000	1,007,906
Bank of America Corp., 2.65%, 4/1/19	1,000,000	1,009,077
Bank of America Corp., MTN, 3.3%,
1/11/23	200,000	198,294
BB&T Corp., MTN, 2.25%, 2/1/19	400,000	402,715
Berkshire Hathaway Finance Corp., 4.85%,
1/15/15	100,000	100,870
Capital One Financial Corp., 2.45%,
4/24/19	400,000	401,185
Caterpillar Financial Services Corp., Series
G, 2.45%, 9/6/18	800,000	817,729
General Electric Capital Corp., MTN, 3.1%,
1/9/23	1,100,000	1,101,951
Glencore Funding LLC (B) (C), 3.125%,
4/29/19	825,000	832,837
Goldman Sachs Group Inc./The, 2.625%,
1/31/19	500,000	503,720
Invesco Finance PLC (E), 4%, 1/30/24	450,000	469,055
KeyCorp, MTN, 5.1%, 3/24/21	250,000	280,685
Lehman Brothers Holdings Inc. * (F),
5.75%, 1/3/17	520,000	52
Liberty Mutual Group Inc. (B) (C), 4.25%,
6/15/23	1,250,000	1,292,805
Marsh & McLennan Cos. Inc., MTN, 2.55%,
10/15/18	225,000	229,926
MetLife Inc., 3.6%, 4/10/24	1,000,000	1,019,249
Prudential Financial Inc., MTN, 3.5%,
5/15/24	1,700,000	1,706,849
Senior Housing Properties Trust, 3.25%,
5/1/19	800,000	806,382
Synchrony Financial, 3.75%, 8/15/21	700,000	713,673
UBS AG/Stamford CT (E), 5.75%, 4/25/18	122,000	137,672
Vornado Realty L.P., 2.5%, 6/30/19	900,000	898,466
WP Carey Inc., 4.6%, 4/1/24	800,000	833,390

		15,665,613
Health Care - 1.7%
AbbVie Inc., 2%, 11/6/18	1,100,000	1,090,838
Forest Laboratories Inc. (B) (C), 5%,
12/15/21	200,000	214,311
Genentech Inc., 5.25%, 7/15/35	325,000	386,359
HCA Inc., 5.875%, 3/15/22	300,000	329,250
Laboratory Corp. of America Holdings,
2.5%, 11/1/18	1,000,000	1,009,921
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	450,000	452,551
Wyeth LLC, 6.5%, 2/1/34	230,000	303,665

		3,786,895
Industrials - 2.1%
ADT Corp./The, 4.125%, 4/15/19	475,000	470,844
B/E Aerospace Inc., 5.25%, 4/1/22	500,000	556,250
Boeing Co./The, 8.625%, 11/15/31	240,000	371,749
Burlington Northern Santa Fe LLC, 8.125%,
4/15/20	285,000	356,255
Crane Co., 2.75%, 12/15/18	450,000	457,742
Norfolk Southern Corp., 7.05%, 5/1/37	390,000	531,091
Textron Inc., 3.875%, 3/1/25	300,000	300,514
Union Pacific Corp., 2.25%, 2/15/19	900,000	912,924
United Rentals North America Inc.,
6.125%, 6/15/23	400,000	430,500
Waste Management Inc., 7.125%,
12/15/17	235,000	273,277

		4,661,146
Information Technology - 1.9%
First Data Corp. (B) (C), 7.375%, 6/15/19	550,000	583,000
International Business Machines Corp.,
3.625%, 2/12/24	1,500,000	1,531,389
Intuit Inc., 5.75%, 3/15/17	1,100,000	1,209,825
Thomson Reuters Corp. (E), 4.3%,
11/23/23	475,000	503,875
Xilinx Inc., 3%, 3/15/21	500,000	502,154

		4,330,243
Materials - 1.3%
Alcoa Inc., 5.125%, 10/1/24	200,000	211,143
Dow Chemical Co./The, 4.125%, 11/15/21	1,000,000	1,059,118
Packaging Corp. of America, 3.65%,
9/15/24	1,000,000	984,079
Weyerhaeuser Co., 7.375%, 3/15/32	500,000	652,530

		2,906,870
Telecommunication Services - 1.6%
Comcast Cable Communications Holdings
Inc., 9.455%, 11/15/22	525,000	752,635
Verizon Communications Inc., 3.45%,
3/15/21	1,500,000	1,532,484
Verizon Communications Inc., 5.15%,
9/15/23	313,000	350,525
Verizon Communications Inc., 4.4%,
11/1/34	1,000,000	976,527

		3,612,171
Utilities - 1.3%
AES Corp./VA, 5.5%, 3/15/24	200,000	204,500
Black Hills Corp., 4.25%, 11/30/23	950,000	1,007,980
Sierra Pacific Power Co., Series M, 6%,
5/15/16	650,000	700,545
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	963,179

		2,876,204

Total Corporate Notes and Bonds (Cost $56,549,368)		58,233,550
LONG TERM MUNICIPAL BONDS - 8.8%
Chicago IL O’Hare International Airport
Revenue, Series A, (NATL-RE), 5%, 1/1/33	955,000	996,963
City of Laredo TX, General Obligation,
6.566%, 2/15/39	1,500,000	1,705,785
City of Los Angeles CA Wastewater System
Revenue, Series A, (NATL-RE), 4.75%,
6/1/35	1,690,000	1,712,798
City of Oklahoma City OK Tax Allocation,
Series B, 5%, 3/1/32	1,500,000	1,704,150
County of King WA Sewer Revenue, (AGM),
5%, 1/1/36	785,000	837,344

See accompanying Notes to Financial Statements.

29

Madison Funds | October 31, 2014

Core Bond Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

LONG TERM MUNICIPAL BONDS - continued
Dallas/Fort Worth International Airport
Revenue, Series G, 5%, 11/1/29	$475,000	$542,654
Jacksonville FL Sales Tax Revenue, Series A,
5%, 10/1/29	1,500,000	1,725,645
Las Vegas Valley NV Water District, General
Obligation, Series A, 5%, 2/1/34	800,000	885,504
New York City NY Water & Sewer System
Revenue, Series A, 5%, 6/15/38	1,115,000	1,214,547
Northside Independent School District,
General Obligation, (PSF-GTD), 5.741%,
8/15/35	1,600,000	1,767,808
San Antonio TX Electric & Gas Revenue,
5%, 2/1/32	1,575,000	1,698,417
Tulsa County OK Industrial Authority St.
Francis Health System Revenue, 5%,
12/15/29	1,500,000	1,619,760
Tulsa OK Public Facilities Authority
Revenue, Series B, 6.6%, 11/15/29	1,400,000	1,586,046
University of New Mexico, Series A, (AGM),
5%, 6/1/36	1,750,000	1,869,595

Total Long Term Municipal Bonds
(Cost $19,497,468)		19,867,016

MORTGAGE BACKED SECURITIES - 20.9%

Fannie Mae - 11.1%
4%, 4/1/15 Pool # 255719	9,345	9,920
5.5%, 4/1/16 Pool # 745444	28,716	30,334
6%, 5/1/16 Pool # 582558	2,537	2,602
5.5%, 2/1/18 Pool # 673194	63,417	66,989
5%, 2/1/19 Pool # 725341	8,962	9,587
5%, 5/1/20 Pool # 813965	111,707	119,288
4.5%, 9/1/20 Pool # 835465	106,018	112,397
5.5%, 3/1/21 Pool # 837199	17,790	19,450
6%, 3/1/21 Pool # 745406	15,063	16,344
6%, 5/1/21 Pool # 253847	13,852	15,733
4.5%, 4/1/23 Pool # 974401	213,684	230,235
4.5%, 6/1/23 Pool # 984075	97,594	105,170
3%, 12/1/26 Pool # AB4086	880,961	916,299
3%, 3/1/27 Pool # AK6784	1,757,259	1,827,987
3%, 5/1/27 Pool # AL1715	1,263,828	1,314,702
3.5%, 8/1/29 Pool # MA2003	1,475,364	1,560,417
7%, 12/1/29 Pool # 762813	16,026	17,781
7%, 11/1/31 Pool # 607515	15,187	17,840
6.5%, 3/1/32 Pool # 631377	79,833	90,605
6.5%, 5/1/32 Pool # 636758	3,410	3,878
7%, 5/1/32 Pool # 644591	1,846	2,046
6.5%, 6/1/32 Pool # 545691	149,861	173,905
5.5%, 4/1/33 Pool # 690206	267,990	301,358
5%, 10/1/33 Pool # 254903	151,448	168,114
5.5%, 11/1/33 Pool # 555880	182,522	205,397
5%, 5/1/34 Pool # 775604	21,273	23,614
5%, 5/1/34 Pool # 780890	81,579	90,519
5%, 6/1/34 Pool # 255230	33,615	37,312
7%, 7/1/34 Pool # 792636	8,413	8,847
5.5%, 8/1/34 Pool # 793647	69,034	77,217
5%, 8/1/35 Pool # 829670	164,275	182,220
5%, 9/1/35 Pool # 835699	193,775	217,688
5%, 9/1/35 Pool # 820347	202,782	227,823
5%, 10/1/35 Pool # 797669	163,412	182,673
5.5%, 10/1/35 Pool # 836912	29,898	33,351
5%, 11/1/35 Pool # 844809	70,973	78,636
4.5%, 12/1/35 Pool # 745147	31,437	34,107
5%, 12/1/35 Pool # 850561	84,321	93,469
5%, 2/1/36 Pool # 745275	32,055	35,555
5%, 3/1/36 Pool # 745355	42,406	46,974
5.5%, 5/1/36 Pool # 745516	12,748	14,284
6%, 11/1/36 Pool # 902510	162,787	186,722
6%, 12/1/36 Pool # 256514	12,721	14,415
6%, 12/1/36 Pool # 902070	26,524	30,100
6%, 12/1/36 Pool # 903002	18,470	20,934
5.5%, 5/1/37 Pool # 928292	261,407	293,113
6%, 10/1/37 Pool # 947563	181,361	207,964
6.5%, 12/1/37 Pool # 889072	191,899	217,792
6%, 1/1/38 Pool # 965649	8,660	9,789
5%, 4/1/38 Pool # 889260	40,684	45,041
6.5%, 8/1/38 Pool # 987711	311,307	372,722
5.5%, 4/1/40 Pool # AD0926	1,209,385	1,350,929
4.5%, 8/1/40 Pool # AD8243	180,220	195,569
4%, 9/1/40 Pool # AE3039	1,487,064	1,588,331
4%, 1/1/41 Pool # AB2080	1,173,197	1,250,924
4%, 9/1/41 Pool # AJ1406	1,180,505	1,254,813
4%, 10/1/41 Pool # AJ4046	1,439,737	1,537,848
4%, 3/1/42 Pool # AL1998	2,234,330	2,386,964
3.5%, 6/1/42 Pool # AO4134	2,019,562	2,093,496
3%, 9/1/42 Pool # AP6568	180,582	181,327
3.5%, 9/1/42 Pool # AB6228	634,787	658,039
3.5%, 12/1/42 Pool # AQ8892	185,477	192,156
3%, 2/1/43 Pool # AL3072	1,520,147	1,528,770
6%, 12/25/31 Series 2001-73, Class GZ	593,879	666,670

		25,007,095
Freddie Mac - 9.7%
5%, 5/1/18 Pool # E96322	50,108	52,867
5%, 2/1/21 Pool # G11911	16,920	18,094
4.5%, 4/1/23 Pool # J07302	34,514	37,010
4.5%, 11/1/23 Pool # G13342	18,757	20,225
3.5%, 12/1/25 Pool # E02779	1,074,332	1,136,879
3.5%, 6/1/26 Pool # Z50006	1,364,826	1,444,285
3%, 12/1/26 Pool # J17506	133,240	138,369
3%, 1/1/27 Pool # G18420	69,913	72,613
3%, 8/1/27 Pool # J19899	1,307,892	1,360,833
8%, 6/1/30 Pool # C01005	1,410	1,569
7%, 3/1/31 Pool # C48133	7,205	7,230
6.5%, 1/1/32 Pool # C62333	32,350	36,997
3.5%, 8/1/32 Pool # C91485	273,979	286,539
5%, 7/1/33 Pool # A11325	376,828	419,135
4.5%, 6/1/34 Pool # C01856	1,080,383	1,176,926
6%, 10/1/34 Pool # A28439	54,544	61,552
5%, 4/1/35 Pool # A32316	62,742	69,868
5%, 4/1/35 Pool # A32315	55,609	61,827
6.5%, 11/1/36 Pool # C02660	22,712	25,740
5.5%, 11/1/37 Pool # A68787	335,903	379,534
5%, 9/1/38 Pool # G04815	18,425	20,357
5.5%, 12/1/38 Pool # G05267	1,408,889	1,572,458
5%, 10/1/39 Pool # A89335	1,566,105	1,745,544
3.5%, 11/1/40 Pool # G06168	1,025,212	1,059,671
4%, 10/1/41 Pool # Q04092	1,790,495	1,907,694
4.5%, 3/1/42 Pool # G07491	1,453,461	1,574,526
3%, 9/1/42 Pool # C04233	983,315	986,534
3%, 2/1/43 Pool # Q15767	180,787	181,645
3%, 4/1/43 Pool # V80025	689,649	691,692
3%, 4/1/43 Pool # V80026	692,890	694,889
3%, 12/15/26 Series 3978, Class B	4,636,000	4,724,191

		21,967,293
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	1,017	1,021
6.5%, 2/20/29 Pool # 2714	18,342	21,556
6.5%, 4/20/31 Pool # 3068	8,674	10,016
4%, 4/15/39 Pool # 698089	102,270	109,485

		142,078

Total Mortgage Backed Securities
(Cost $45,986,182)		47,116,466

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.7%

Fannie Mae - 1.3%
1.850%, 12/26/18	1,000,000	1,002,572
2.000%, 6/28/27 (A)	650,000	641,781
3.000%, 5/24/32 (A)	1,250,000	1,234,618

		2,878,971
Federal Farm Credit Bank - 0.2%
5.875%, 10/3/16	500,000	549,974

Federal Home Loan Bank - 1.8%
0.625%, 11/27/18 (A)	1,500,000	1,500,993
0.500%, 5/6/19 (A)	1,500,000	1,500,927
1.550%, 6/28/27 (A)	1,000,000	1,001,614

		4,003,534
Freddie Mac - 0.2%
5.000%, 2/16/17	450,000	493,883

U.S. Treasury Bonds - 5.3%
6.625%, 2/15/27	2,000,000	2,869,532
5.375%, 2/15/31	1,250,000	1,688,281
4.500%, 5/15/38	4,750,000	6,016,545
3.750%, 8/15/41	250,000	284,844
0.125%, 7/15/24 (G)	1,001,760	974,211

		11,833,413
U.S. Treasury Notes - 26.9%

2.250%, 1/31/15	550,000	552,879
2.500%, 3/31/15	265,000	267,598
4.250%, 8/15/15	5,500,000	5,677,463
0.375%, 1/15/16	450,000	450,809
1.500%, 6/30/16	3,000,000	3,054,843
2.750%, 11/30/16	5,000,000	5,226,560
0.875%, 1/31/17	2,500,000	2,513,673
3.125%, 1/31/17	3,800,000	4,009,889
0.750%, 3/15/17	4,000,000	4,008,124
2.375%, 7/31/17	2,200,000	2,290,578
1.875%, 10/31/17	3,000,000	3,080,859
4.250%, 11/15/17	2,550,000	2,798,625
2.625%, 1/31/18	3,000,000	3,146,952
3.875%, 5/15/18	2,750,000	3,005,665
2.750%, 2/15/19	4,700,000	4,948,216
3.625%, 8/15/19	2,750,000	3,007,384
2.625%, 11/15/20	2,350,000	2,446,754
3.125%, 5/15/21	3,750,000	4,012,207
2.125%, 8/15/21	3,500,000	3,522,148
2.750%, 2/15/24	2,500,000	2,596,485

		60,617,711

Total U.S. Government and Agency
Obligations (Cost $76,545,568)		80,377,486
	Shares
SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government
Money Market Fund	7,150,722	7,150,722

Total Short-Term Investments
(Cost $7,150,722)		7,150,722

TOTAL INVESTMENTS - 99.5%
(Cost $217,139,853**)
		224,089,419
NET OTHER ASSETS AND LIABILITIES - 0.5%		1,128,789

TOTAL NET ASSETS - 100.0%		$225,218,208

See accompanying Notes to Financial Statements.

30

Madison Funds | October 31, 2014

Core Bond Fund Portfolio of Investments - continued

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $217,146,633.
(A)	Stepped rate security. Rate shown is as of October 31, 2014.
(B)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(C)	Illiquid security (See Note 2).
(D)	Floating rate or variable rate note. Rate shown is as of October 31, 2014.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.3% of total net assets.
(F)	In default. Issuer is bankrupt.
(G)	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
PLC	Public Limited Company.

Corporate Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 88.3%

Consumer Discretionary - 9.6%
Advance Auto Parts Inc., 4.5%, 12/1/23	$50,000	$52,757
AutoZone Inc., 1.3%, 1/13/17	200,000	200,506
Comcast Corp., 6.45%, 3/15/37	300,000	385,903
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc., 5%, 3/1/21	300,000	330,314
Discovery Communications LLC, 3.25%,
4/1/23	100,000	97,799
DR Horton Inc., 3.75%, 3/1/19	50,000	50,062
GLP Capital L.P. / GLP Financing II Inc.,
4.875%, 11/1/20	25,000	26,000
Hasbro Inc., 3.15%, 5/15/21	200,000	201,758
Intelsat Jackson Holding SA (A), 5.5%,
8/1/23	50,000	50,125
McDonald’s Corp., MTN, 5.8%, 10/15/17	20,000	22,534
Nissan Motor Acceptance Corp. (B) (C),
2.65%, 9/26/18	50,000	51,053
QVC Inc., 3.125%, 4/1/19	200,000	201,033
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	125,000	130,312
Target Corp., 5.875%, 7/15/16	20,000	21,724
Target Corp., 5.375%, 5/1/17	300,000	330,712
Time Warner Inc., 6.25%, 3/29/41	250,000	300,919
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	50,625
Viacom Inc., 3.25%, 3/15/23	100,000	96,612

		2,600,748
Consumer Staples - 7.2%
CVS Health Corp., 5.75%, 6/1/17	121,000	134,305
CVS Health Corp., 2.25%, 12/5/18	100,000	101,077
General Mills Inc., 5.65%, 2/15/19	200,000	228,997
Kellogg Co., 1.875%, 11/17/16	300,000	305,025
Kraft Foods Group Inc., 3.5%, 6/6/22	200,000	204,688
Kroger Co./The, 2.3%, 1/15/19	50,000	50,041
Kroger Co./The, 2.95%, 11/1/21	50,000	49,516
Sysco Corp., 0.55%, 6/12/15	200,000	200,361
Sysco Corp., 3.5%, 10/2/24	150,000	152,217
Sysco Corp., 4.35%, 10/2/34	50,000	51,353
Wal-Mart Stores Inc., 3.25%, 10/25/20	320,000	335,529
Walgreen Co., 5.25%, 1/15/19	120,000	134,081

		1,947,190
Energy - 10.9%
Access Midstream Partners L.P. / ACMP
Finance Corp., 4.875%, 5/15/23	100,000	104,500
Calumet Specialty Products Partners L.P.
/ Calumet Finance Corp. (B) (C), 6.5%,
4/15/21	100,000	97,000
Chevron Corp., 3.191%, 6/24/23	200,000	204,007
ConocoPhillips, 4.6%, 1/15/15	320,000	322,471
Denbury Resources Inc., 6.375%, 8/15/21	50,000	52,250
Devon Energy Corp., 5.6%, 7/15/41	100,000	112,973
Energy Transfer Partners L.P., 4.15%,
10/1/20	300,000	312,699
Enterprise Products Operating LLC, 4.45%,
2/15/43	200,000	194,329
Freeport-McMoran Oil & Gas LLC / FCX Oil
& Gas Inc., 6.75%, 2/1/22	150,000	166,125
Kinder Morgan Energy Partners L.P.,
2.65%, 2/1/19	50,000	50,022
Marathon Oil Corp., 6%, 10/1/17	400,000	449,731
Marathon Petroleum Corp., 5.125%,
3/1/21	250,000	279,767
SandRidge Energy Inc., 7.5%, 3/15/21	25,000	22,500
Valero Energy Corp., 6.625%, 6/15/37	350,000	430,278
Williams Cos. Inc./The, 4.55%, 6/24/24	150,000	146,957

		2,945,609
Financials - 32.1%
Banks - 13.7%
Bank of America Corp., 2.6%, 1/15/19	100,000	100,957
Bank of America Corp., MTN, 3.3%,
1/11/23	200,000	198,294
Bank of New York Mellon Corp./The, MTN,
2.1%, 1/15/19	300,000	299,893
BB&T Corp., MTN, 2.25%, 2/1/19	200,000	201,357
Capital One Financial Corp., 2.45%,
4/24/19	300,000	300,889
Fifth Third Bancorp, 2.3%, 3/1/19	300,000	300,739
Goldman Sachs Group Inc./The, 2.625%,
1/31/19	100,000	100,744
Goldman Sachs Group Inc./The, 3.625%,
1/22/23	200,000	200,558
Huntington National Bank/The, 2.2%,
4/1/19	300,000	299,514
JPMorgan Chase & Co., 4.25%, 10/15/20	400,000	429,317
KeyCorp, MTN, 5.1%, 3/24/21	250,000	280,684
PNC Funding Corp., 3.3%, 3/8/22	100,000	101,648
US Bancorp, MTN, 2.2%, 11/15/16	400,000	409,947
Wells Fargo & Co., 5.625%, 12/11/17	410,000	460,061
Wells Fargo & Co., MTN, 4.6%, 4/1/21	15,000	16,568

		3,701,170
Diversified Financial Services - 6.7%
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust (A) (B) (C), 3.75%, 5/15/19	150,000	148,875
Affiliated Managers Group Inc., 4.25%,
2/15/24	300,000	310,935
Air Lease Corp., 3.875%, 4/1/21	50,000	50,500
American Express Co., 6.15%, 8/28/17	300,000	338,039
Apollo Management Holdings L.P. (B) (C),
4%, 5/30/24	250,000	251,977
General Electric Capital Corp., MTN, 6.75%,
3/15/32	425,000	565,121
Invesco Finance PLC (A), 4%, 1/30/24	50,000	52,117
Synchrony Financial, 3.75%, 8/15/21	100,000	101,953

		1,819,517
Insurance - 4.7%
Berkshire Hathaway Finance Corp., 5.4%,
5/15/18	400,000	450,560
Liberty Mutual Group Inc. (B) (C), 4.25%,
6/15/23	100,000	103,424
Marsh & McLennan Cos. Inc., MTN, 2.55%,
10/15/18	50,000	51,094
MetLife Inc., 3.6%, 4/10/24	300,000	305,775
ProAssurance Corp., 5.3%, 11/15/23	50,000	54,371
Prudential Financial Inc., MTN, 3.5%,
5/15/24	300,000	301,209

		1,266,433
Iron/Steel - 0.5%
Glencore Funding LLC (B) (C), 3.125%,
4/29/19	125,000	126,188

Machinery-Constr&Mining - 0.8%
Caterpillar Financial Services Corp., Series
G, 2.45%, 9/6/18	200,000	204,432

Machinery-Diversified - 1.1%
John Deere Capital Corp., MTN, 1.4%,
3/15/17	300,000	302,487

Real Estate - 4.6%
CBL & Associates L.P., 5.25%, 12/1/23	50,000	53,194
HCP Inc., 2.625%, 2/1/20	250,000	248,134
Senior Housing Properties Trust, 3.25%,
5/1/19	200,000	201,595
Simon Property Group L.P., 4.125%,
12/1/21	400,000	433,748
Vornado Realty L.P., 2.5%, 6/30/19	100,000	99,830
WP Carey Inc., 4.6%, 4/1/24	200,000	208,348

		1,244,849

		8,665,076
Health Care - 5.1%
AbbVie Inc., 2%, 11/6/18	200,000	198,334
Baxter International Inc., 3.2%, 6/15/23	100,000	100,293
Express Scripts Holding Co., 4.75%,
11/15/21	200,000	219,635
Forest Laboratories Inc. (B) (C), 5%,
12/15/21	50,000	53,578
HCA Inc., 5.875%, 3/15/22	25,000	27,438
Laboratory Corp. of America Holdings,
2.5%, 11/1/18	100,000	100,992
Merck & Co. Inc., 3.875%, 1/15/21	300,000	322,993
Stryker Corp., 1.3%, 4/1/18	100,000	98,772
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	50,000	50,283
UnitedHealth Group Inc., 2.875%, 3/15/23	200,000	196,560

		1,368,878
Industrials - 5.4%
ADT Corp./The, 4.125%, 4/15/19	150,000	148,688
B/E Aerospace Inc., 5.25%, 4/1/22	50,000	55,625

See accompanying Notes to Financial Statements.

31

Madison Funds | October 31, 2014

Corporate Bond Fund Portfolio of Investments - continued
	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Industrials - continued
Burlington Northern Santa Fe LLC, 3.85%, 9/1/23	$100,000	$104,229
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	200,000	202,539
Caterpillar Inc., 5.2%, 5/27/41	20,000	23,181
Crane Co., 2.75%, 12/15/18	50,000	50,860
CSX Corp., 6.15%, 5/1/37	20,000	24,931
Norfolk Southern Corp., 3.25%, 12/1/21	300,000	307,303
Northrop Grumman Corp., 1.75%, 6/1/18	100,000	99,574
Textron Inc. (H), 3.875%, 3/1/25	200,000	200,343
Union Pacific Corp., 2.25%, 2/15/19	100,000	101,436
United Parcel Service Inc., 5.5%, 1/15/18	20,000	22,394
United Rentals North America Inc., 6.125%, 6/15/23	100,000	107,625

		1,448,728
Information Technology - 10.3%
Apple Inc., 1%, 5/3/18	100,000	98,074
Apple Inc., 2.4%, 5/3/23	200,000	192,960
Cisco Systems Inc., 5.5%, 2/22/16	225,000	239,298
Cisco Systems Inc., 3.625%, 3/4/24	150,000	154,859
eBay Inc., 1.35%, 7/15/17	200,000	198,563
EMC Corp., 2.65%, 6/1/20	150,000	147,864
First Data Corp. (B) (C), 7.375%, 6/15/19	100,000	106,000
Intel Corp., 1.95%, 10/1/16	200,000	204,320
Intel Corp., 3.3%, 10/1/21	20,000	20,870
International Business Machines Corp., 1.95%, 7/22/16	400,000	408,742
Intuit Inc., 5.75%, 3/15/17	200,000	219,968
Oracle Corp., 5.75%, 4/15/18	420,000	476,766
Texas Instruments Inc., 2.375%, 5/16/16	200,000	205,601
Thomson Reuters Corp. (A), 4.3%, 11/23/23	50,000	53,039
Xilinx Inc., 3%, 3/15/21	50,000	50,215

		2,777,139
Materials - 4.0%
Alcoa Inc., 5.125%, 10/1/24	50,000	52,786
Dow Chemical Co./The, 4.125%, 11/15/21	400,000	423,647
EI du Pont de Nemours & Co., 3.25%, 1/15/15	300,000	301,655
Packaging Corp. of America, 3.65%, 9/15/24	300,000	295,224

		1,073,312
Telecommunication Services - 1.9%
AT&T Inc., 1.6%, 2/15/17	100,000	100,843
Verizon Communications Inc., 5.15%, 9/15/23	200,000	223,978
Verizon Communications Inc., 4.4%, 11/1/34	200,000	195,305

		520,126
Utilities - 1.8%
AES Corp./VA, 5.5%, 3/15/24	50,000	51,125
Black Hills Corp., 4.25%, 11/30/23	50,000	53,051
Dominion Resources Inc., Series B, 2.75%, 9/15/22	400,000	390,293

		494,469

Total Corporate Notes and Bonds (Cost $23,288,792)		23,841,275
LONG TERM MUNICIPAL BONDS - 8.9%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	200,000	225,874
Chicago IL O’Hare International Airport Revenue, Series A, (NATL-RE), 5%, 1/1/33	200,000	208,788
City of Oklahoma City OK Tax Allocation, Series B, 5%, 3/1/32	200,000	227,220
County of King WA Sewer Revenue, (AGM), 5%, 1/1/36	130,000	138,668
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	200,000	228,486
Desert Community College District CA, General Obligation, Series B, (AGM), 5%, 8/1/32	200,000	218,994
Las Vegas Valley NV Water District, General Obligation, Series A, 5%, 2/1/34	200,000	221,376
Orange County Health Facilities Authority Revenue, 5%, 1/1/29	200,000	224,570
San Antonio TX Electric & Gas Revenue, 5%, 2/1/32	200,000	215,672
South Dakota State Building Authority Revenue, (NATL-RE), 5%, 6/1/32	250,000	268,840
Tulsa County OK Industrial Authority St. Francis Health System Revenue, 5%, 12/15/29	200,000	215,968

Total Long Term Municipal Bonds (Cost $2,368,874)		2,394,456
	Shares

SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund	790,451	790,451

Total Short-Term Investments (Cost $790,451)		790,451

TOTAL INVESTMENTS - 100.1% (Cost $26,448,117**)		27,026,182
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(16,104)

TOTAL NET ASSETS - 100.0%		$27,010,078

**	Aggregate cost for Federal tax purposes was 26,448,117.
(A)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(B)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(C)	Illiquid security (See Note 2).
(H)	Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.
AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
NATL-RE	National Public Finance Guarantee Corp.
PLC	Public Limited Company.

High Income Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 94.3%
Consumer Discretionary - 23.5%
ACCO Brands Corp., 6.75%, 4/30/20	$250,000	$265,625
Allison Transmission Inc. (A), 7.125%, 5/15/19	100,000	105,125
Burger King (A) (B), 6%, 4/1/22	300,000	304,125
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	101,750
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	521,250
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	400,000	422,000
Central Garden and Pet Co., 8.25%, 3/1/18	100,000	99,625
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 5.125%, 12/15/21	250,000	244,062
Cumulus Media Holdings Inc., 7.75%, 5/1/19	500,000	512,500
DISH DBS Corp., 6.75%, 6/1/21	250,000	277,500
Goodyear Tire & Rubber Co./The, 6.5%, 3/1/21	300,000	321,000
Group 1 Automotive Inc. (A), 5%, 6/1/22	300,000	297,000
Hughes Satellite Systems Corp., 7.625%, 6/15/21	150,000	166,875
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	108,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	260,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	200,000	212,500
Scientific Games International Inc., 6.25%, 9/1/20	350,000	280,000
Sinclair Television Group Inc., 6.375%, 11/1/21	400,000	417,000
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	263,750
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	241,250
Univision Communications Inc. (A), 6.75%, 9/15/22	497,000	551,670
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	250,000	273,125
ViaSat Inc., 6.875%, 6/15/20	370,000	391,275
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	300,000	324,750
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	394,000

		7,355,757
Consumer Staples - 1.6%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	503,750

Energy - 15.5%
American Energy-Permian Basin LLC / AEPB Finance Corp. (A) (C), 6.732%, 8/1/19	400,000	354,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	400,000	432,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	502,500
Exterran Partners L.P. / EXLP Finance Corp. (A), 6%, 10/1/22	250,000	240,000
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22	400,000	405,000
Jupiter Resources Inc. (A) (B), 8.5%, 10/1/22	150,000	132,375
Key Energy Services Inc., 6.75%, 3/1/21	300,000	267,000

See accompanying Notes to Financial Statements.

32

Madison Funds | October 31, 2014

High Income Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Consumer Staples - continued
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 5/15/19	$100,000	$93,500
Linn Energy LLC / Linn Energy Finance Corp., 6.5%, 9/15/21	200,000	183,000
Memorial Production Partners L.P. / Memorial Production Finance Corp. (A), 6.875%, 8/1/22	400,000	362,000
QEP Resources Inc., 5.375%, 10/1/22	250,000	246,250
QEP Resources Inc., 5.25%, 5/1/23	250,000	243,125
Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 3/1/22	250,000	266,250
Southern Star Central Corp. (A), 5.125%, 7/15/22	500,000	507,500
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	244,025
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. (A), 6.25%, 10/15/22	100,000	103,500
Unit Corp., 6.625%, 5/15/21	250,000	249,375

		4,831,400
Financials - 4.8%
Geo Group Inc./The, 5.875%, 10/15/24	200,000	206,000
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21	350,000	374,500
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	279,000
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	268,750
Springleaf Finance Corp., MTN, 6.9%, 12/15/17	350,000	381,500

		1,509,750
Health Care - 13.5%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	248,125
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	279,015
CHS/Community Health Systems Inc., 6.875%, 2/1/22	250,000	269,375
DaVita HealthCare Partners Inc., 6.625%, 11/1/20	250,000	261,562
Endo Finance LLC & Endo Finco Inc. (A), 7%, 12/15/20	500,000	527,500
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	300,000	321,375
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	256,250
Hologic Inc., 6.25%, 8/1/20	300,000	315,375
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	288,000
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	250,000	261,563
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	212,500
Tenet Healthcare Corp., 8%, 8/1/20	500,000	532,500
Universal Health Services Inc. (A), 4.75%, 8/1/22	150,000	152,719
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	300,000	297,000

		4,222,859
Industrials - 13.4%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	250,000	270,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	508,750
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	360,500
Brand Energy & Infrastructure Services Inc. (A) (D), 8.5%, 12/1/21	250,000	249,062
Casella Waste Systems Inc., 7.75%, 2/15/19	200,000	204,000
Clean Harbors Inc., 5.125%, 6/1/21	150,000	152,625
FTI Consulting Inc., 6%, 11/15/22	500,000	511,875
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	350,000	339,500
Hertz Corp./The, 6.75%, 4/15/19	250,000	260,625
Hertz Corp./The, 5.875%, 10/15/20	100,000	100,750
Iron Mountain Inc., 6%, 8/15/23	150,000	158,250
Iron Mountain Inc., 5.75%, 8/15/24	350,000	357,000
Nortek Inc., 8.5%, 4/15/21	250,000	268,750
Pacific Drilling S.A. (A) (B), 5.375%, 6/1/20	100,000	89,438
Spirit AeroSystems Inc., 5.25%, 3/15/22	200,000	203,500
United Rentals North America Inc., 8.25%, 2/1/21	150,000	163,500

		4,198,125
Information Technology - 4.9%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	420,000
CommScope Holding Co. Inc., (A), 6.625%, 6/1/20	250,000	263,125
NCR Corp., 6.375%, 12/15/23	250,000	263,750
SunGard Data Systems Inc., 7.375%, 11/15/18	246,000	256,455
Syniverse Holdings Inc., 9.125%, 1/15/19	300,000	315,000

		1,518,330
Materials - 7.9%
Building Materials Corp. of America (A), 5.375%, 11/15/24	250,000	250,625
Greif Inc., 6.75%, 2/1/17	250,000	271,250
INEOS Group Holdings S.A. (A) (B), 5.875%, 2/15/19	200,000	199,750
Polymer Group Inc. (A), 6.875%, 6/1/19	125,000	123,438
Rayonier AM Products Inc. (A), 5.5%, 6/1/24	450,000	425,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	300,000	312,000
Steel Dynamics Inc. (A), 5.5%, 10/1/24	250,000	264,375
Summit Materials LLC / Summit Materials Finance Corp. (A), 10.5%, 1/31/20	100,000	111,750
Tronox Finance LLC, 6.375%, 8/15/20	500,000	513,750

		2,472,188
Telecommunication Services - 4.7%
Level 3 Financing Inc., 8.125%, 7/1/19	200,000	214,000
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	313,500
Sprint Corp. (A), 7.125%, 6/15/24	500,000	513,750
T-Mobile USA Inc., 6.633%, 4/28/21	300,000	316,125
Windstream Corp., 6.375%, 8/1/23	100,000	100,750

		1,458,125
Utilities - 4.5%
AES Corp./VA, 5.5%, 3/15/24	400,000	409,000
Calpine Corp., 5.375%, 1/15/23	400,000	404,000
Dynegy Finance I Inc. / Dynegy Finance II Inc. (A), 7.625%, 11/1/24	150,000	159,000
NRG Energy Inc., 8.25%, 9/1/20	200,000	216,250
NRG Energy Inc. (A), 6.25%, 5/1/24	200,000	206,500

		1,394,750

Total Corporate Notes and Bonds (Cost 28,888,739)		29,465,034
	Shares

SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional U.S. Government
Money Market Fund	1,479,144	1,479,144

Total Short-Term Investments (Cost $1,479,144)		1,479,144
TOTAL INVESTMENTS - 99.0% (Cost $30,367,883**)		30,944,178
NET OTHER ASSETS AND LIABILITIES – 1.0%		306,898

TOTAL NET ASSETS – 100.0%		$31,251,076

**	Aggregate cost for Federal tax purposes was 30,367,883.
(A)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 8.1% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of October 31, 2014.
(D)	Illiquid security (See Note 2).
MTN	Medium Term Note.

See accompanying Notes to Financial Statements.

33

Madison Funds | October 31, 2014

Diversified Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 55.0%

Consumer Discretionary - 4.5%
Home Depot Inc./The	17,000	$1,657,840
McDonald Corp.	28,500	2,671,305
Omnicom Group Inc.	11,500	826,390
Time Warner Inc.	18,000	1,430,460

		6,585,995
Consumer Staples - 8.3%
Coca-Cola Co./The	35,500	1,486,740
Diageo PLC, ADR	11,000	1,297,670
General Mills Inc.	25,000	1,299,000
Nestle S.A., ADR	27,700	2,031,241
PepsiCo Inc.	24,000	2,308,080
Procter & Gamble Co./The	32,300	2,818,821
Wal-Mart Stores Inc.	10,500	800,835

		12,042,387
Energy - 6.2%
Chevron Corp.	25,500	3,058,725
ConocoPhillips	11,000	793,650
Exxon Mobil Corp.	28,500	2,756,235
National Oilwell Varco Inc.	10,000	726,400
Occidental Petroleum Corp.	8,500	755,905
Schlumberger Ltd.	9,000	887,940

		8,978,855
Financials - 8.9%
BB&T Corp.	33,500	1,268,980
M&T Bank Corp.	9,200	1,124,056
MetLife Inc.	24,500	1,328,880
Northern Trust Corp.	16,000	1,060,800
Travelers Cos. Inc./The	34,000	3,427,200
US Bancorp	51,500	2,193,900
Wells Fargo & Co.	47,000	2,495,230

		12,899,046
Health Care - 9.3%
Amgen Inc.	7,500	1,216,350
Baxter International Inc.	18,500	1,297,590
Johnson & Johnson	27,500	2,963,950
Medtronic Inc.	33,600	2,290,176
Merck & Co. Inc.	35,000	2,027,900
Novartis AG, ADR	10,500	973,245
Pfizer Inc.	93,000	2,785,350

		13,554,561
Industrials - 6.0%
3M Co.	8,500	1,307,045
Boeing Co./The	10,700	1,336,537
General Electric Co.	50,500	1,303,405
United Parcel Service Inc., Class B	21,500	2,255,565
United Technologies Corp.	15,000	1,605,000
Waste Management Inc.	19,500	953,355

		8,760,907
Information Technology - 8.2%
Accenture PLC, Class A	27,000	2,190,240
Automatic Data Processing Inc.	16,500	1,349,370
Intel Corp.	33,500	1,139,335
Linear Technology Corp.	25,000	1,071,000
Microsoft Corp.	61,000	2,863,950
Oracle Corp.	23,000	898,150
QUALCOMM Inc.	30,000	2,355,300

		11,867,345
Materials - 0.9%
Praxair Inc.	10,500	1,322,895

Telecommunication Service - 1.5%
Verizon Communications Inc.	43,500	2,185,875
Utilities - 1.2%
Utilities - 1.2%
Duke Energy Corp.	21,000	1,725,150

Total Common Stocks (Cost $58,248,136)		79,923,016
	Par Value

ASSET BACKED SECURITIES - 1.4%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5, 8.55%, 9/21/30	98,971	100,042
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	225,000	225,003
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	175,000	174,802
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	225,000	225,328
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	100,000	99,997
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	325,000	325,802
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	281,327	281,994
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	125,000	125,295
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	250,000	251,681
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	150,000	150,075
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	125,000	124,946

Total Asset Backed Securities (Cost $2,087,130 )		2,084,965
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 0.5%
Fannie Mae-Aces, Series 2013-M12, Class APT (D), 2.385%, 3/25/23	340,505	335,068
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (D), 5.23%, 9/15/42	329,430	336,489

Total Commercial Mortgage-Backed Securities (Cost $678,091)		671,557
CORPORATE NOTES AND BONDS - 14.8%
Consumer Discretionary - 2.1%
AARP, Inc. (B) (C), 7.5%, 5/1/31	750,000	1,042,285
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	527,571
DR Horton Inc., 5.25%, 2/15/15	130,000	131,138
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	325,000	412,411
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	130,000
Royal Caribbean Cruises Ltd. (E), 7.25%, 6/15/16	400,000	432,000
Time Warner Inc., 4.75%, 3/29/21	400,000	439,988

		3,115,393
Consumer Staples - 0.7%
CVS Health Corp., 5.75%, 6/1/17	248,000	275,269
Mondelez International Inc., 6.5%, 11/1/31	475,000	604,022
Sysco Corp., 4.35%, 10/2/34	150,000	154,059

		1,033,350
Energy - 1.9%
Access Midstream Partners L.P. / ACMP
Finance Corp., 4.875%, 5/15/23	250,000	261,250
Denbury Resources Inc., 6.375%, 8/15/21	250,000	261,250
Energy Transfer Partners L.P., 4.15%, 10/1/20	200,000	208,466
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	505,099
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	250,000	276,875
Hess Corp., 7.875%, 10/1/29	150,000	202,959
Marathon Oil Corp., 6%, 10/1/17	300,000	337,298
Transocean Inc. (E), 7.5%, 4/15/31	400,000	422,935
Williams Cos. Inc./The, 4.55%, 6/24/24	250,000	244,928

		2,721,060
Financials - 1.8%
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	92,279
Capital One Financial Corp., 2.45%, 4/24/19	200,000	200,592
Fifth Third Bancorp, 2.3%, 3/1/19	275,000	275,678
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	265,000	267,518
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	500,000	503,720
HCP Inc., MTN, 6.7%, 1/30/18	335,000	385,811
Health Care REIT Inc., 4.5%, 1/15/24	200,000	207,733
Huntington National Bank/The, 2.2%, 4/1/19	400,000	399,352
Lehman Brothers Holdings Inc.* (F), 5.75%, 1/3/17	410,000	41
Synchrony Financial, 3.75%, 8/15/21	250,000	254,883

		2,587,607
Health Care - 2.4%
AbbVie Inc., 2%, 11/6/18	300,000	297,501
Amgen Inc., 5.85%, 6/1/17	1,050,000	1,166,547
Baxter International Inc., 3.2%, 6/15/23	400,000	401,171
Eli Lilly & Co., 6.57%, 1/1/16	300,000	320,752
Genentech Inc., 5.25%, 7/15/35	195,000	231,815
HCA Inc., 5.875%, 3/15/22	150,000	164,625
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	285,553
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	393,119
Wyeth LLC, 6.5%, 2/1/34	150,000	198,043

		3,459,126
Industrials - 1.7%
B/E Aerospace Inc., 5.25%, 4/1/22	250,000	278,125
Boeing Co./The, 8.625%, 11/15/31	150,000	232,343
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	218,753
Caterpillar Inc., 3.9%, 5/27/21	450,000	483,387
Danaher Corp., 3.9%, 6/23/21	450,000	485,995
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	281,075
Norfolk Southern Corp., 7.05%, 5/1/37	260,000	354,061
Waste Management Inc., 7.125%, 12/15/17	150,000	174,432

		2,508,171
Information Technology - 1.6%
Apple Inc., 2.4%, 5/3/23	450,000	434,159
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	470,008
Cisco Systems Inc., 5.5%, 2/22/16	240,000	255,251
EMC Corp., 2.65%, 6/1/20	400,000	394,304
First Data Corp. (B) (C), 7.375%, 6/15/19	200,000	212,000
International Business Machines Corp., 1.875%, 8/1/22	400,000	368,598
Thomson Reuters Corp. (E), 4.3%, 11/23/23	225,000	238,678

		2,372,998

See accompanying Notes to Financial Statements.

34

Madison Funds | October 31, 2014

Diversified Income Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Materials - 0.2%
Westvaco Corp., 8.2%, 1/15/30	$175,000	$226,075

Telecommunication Services - 0.7%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	594,940
Verizon Communications Inc., 5.15%, 9/15/23	400,000	447,955

		1,042,895
Utilities - 1.7%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	231,740
Nevada Power Co., Series R, 6.75%, 7/1/37	400,000	550,264
Sierra Pacific Power Co., Series M, 6%, 5/15/16	126,000	135,798
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	500,000	544,752
Wisconsin Electric Power Co., 6.5%, 6/1/28	750,000	963,179

		2,425,733

Total Corporate Notes and Bonds (Cost 20,120,526)		21,492,408
LONG TERM MUNICIPAL BONDS - 0.9%
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	300,000	342,729
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	300,000	333,405
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	300,000	345,129
Northside Independent School District, General Obligation, (PSF-GTD), 5.741%, 8/15/35	325,000	359,086

Total Long Term Municipal Bonds (Cost $1,340,538)		1,380,349
MORTGAGE BACKED SECURITIES - 7.3%
Fannie Mae - 4.7%
4%, 4/1/15 Pool # 255719	3,358	3,565
5.5%, 4/1/16 Pool # 745444	18,314	19,345
6%, 5/1/16 Pool # 582558	3,806	3,903
5%, 12/1/17 Pool # 672243	64,459	68,044
5%, 5/1/20 Pool # 813965	91,397	97,599
4.5%, 9/1/20 Pool # 835465	106,018	112,397
6%, 5/1/21 Pool # 253847	19,393	22,025
3.5%, 8/1/26 Pool # AL0787	371,629	393,282
3%, 5/1/27 Pool # AL1715	410,744	427,278
3.5%, 8/1/29 Pool # MA2003	368,841	390,104
7%, 12/1/29 Pool # 762813	10,198	11,315
7%, 11/1/31 Pool # 607515	15,187	17,840
3.5%, 12/1/31 Pool # MA0919	662,713	696,325
7%, 5/1/32 Pool # 644591	2,954	3,274
5.5%, 10/1/33 Pool # 254904	107,994	121,535
5%, 6/1/34 Pool # 255230	82,259	91,304
7%, 7/1/34 Pool # 792636	5,288	5,561
5.5%, 8/1/34 Pool # 793647	42,225	47,230
5.5%, 3/1/35 Pool # 810075	60,161	67,584
5%, 8/1/35 Pool # 829670	95,508	105,942
5%, 9/1/35 Pool # 820347	120,958	135,895
5%, 9/1/35 Pool # 835699	120,615	135,500
5%, 10/1/35 Pool # 797669	148,556	166,066
5%, 11/1/35 Pool # 844809	45,165	50,041
5%, 12/1/35 Pool # 850561	51,326	56,894
5.5%, 9/1/36 Pool # 831820	197,835	224,253
6%, 9/1/36 Pool # 831741	153,174	173,143
5.5%, 10/1/36 Pool # 896340	18,867	21,047
5.5%, 10/1/36 Pool # 901723	95,550	106,762
5.5%, 12/1/36 Pool # 903059	155,619	174,963
5.5%, 4/1/40 Pool # AD0926	377,019	421,144
3.5%, 6/1/42 Pool # A04134	473,335	490,663
3.5%, 8/1/42 Pool # A08100	349,389	362,185
3%, 2/1/43 Pool # AB8486	453,387	454,361
3%, 2/1/43 Pool # AB8563	268,762	269,329
3%, 2/1/43 Pool # AL3072	464,092	466,724
3%, 3/1/43 Pool # AB8818	456,728	457,691

		6,872,113
Freddie Mac - 2.5%
3%, 8/1/27 Pool # J19899	388,833	404,572
8%, 6/1/30 Pool # C01005	2,608	2,903
6.5%, 1/1/32 Pool # C62333	48,525	55,495
5%, 7/1/33 Pool # A11325	269,163	299,382
6%, 10/1/34 Pool # A28439	32,057	36,175
5%, 4/1/35 Pool # A32315	36,702	40,806
5%, 4/1/35 Pool # A32316	35,514	39,548
3.5%, 11/1/40 Pool # G06168	543,827	562,106
4%, 10/1/41 Pool # Q04092	423,208	450,909
3%, 8/1/42 Pool # G08502	406,373	407,734
3%, 9/1/42 Pool # C04233	407,334	408,667
3%, 4/1/43 Pool # V80025	459,766	461,128
3%, 4/1/43 Pool # V80026	461,926	463,259

		3,632,684
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	666	668
6.5%, 2/20/29 Pool # 2714	25,679	30,178
6.5%, 4/20/31 Pool # 3068	14,456	16,693

		47,539

Total Mortgage Backed Securities (Cost $10,327,843)		10,552,336
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 16.2%
Fannie Mae - 0.3%
2.000%, 6/28/27 (A)	400,000	394,942

Federal Home Loan Bank - 0.3%
1.550%, 6/28/27 (A)	400,000	400,646

U.S. Treasury Bonds - 1.2%
6.625%, 2/15/27	860,000	1,233,899
3.000%, 5/15/42	500,000	495,703

		1,729,602
U.S. Treasury Notes - 14.4%
4.250%, 11/15/14	2,000,000	2,002,656
2.500%, 3/31/15	1,190,000	1,201,668
2.500%, 4/30/15	1,500,000	1,517,579
4.250%, 8/15/15	500,000	516,133
1.375%, 11/30/15	2,000,000	2,025,468
3.125%, 1/31/17	1,750,000	1,846,660
2.375%, 7/31/17	700,000	728,820
4.250%, 11/15/17	2,100,000	2,304,750
3.125%, 5/15/19	1,000,000	1,069,453
1.625%, 8/31/19	2,000,000	2,002,968
3.375%, 11/15/19	2,000,000	2,166,876
2.625%, 11/15/20	1,250,000	1,301,465
1.750%, 5/15/22	1,600,000	1,559,750
2.500%, 8/15/23	750,000	765,410

		21,009,656

Total U.S. Government and Agency Obligations (Cost $23,210,503)		23,534,846
	Shares

SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund	5,021,969	5,021,969

Total Short-Term Investments (Cost $5,021,969)		5,021,969

TOTAL INVESTMENTS - 99.6% (Cost $121,034,736**)		144,661,446
NET OTHER ASSETS AND LIABILITIES - 0.4%		625,406

TOTAL NET ASSETS - 100.0%		$145,286,852

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $121,212,245.
(A)	Stepped rate security. Rate shown is as of October 31, 2014.
(B)	Security sold within terms of a private placement memorandum exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(C)	Illiquid security (See Note 2).
(D)	Floating rate or variable rate note. Rate shown is as of October 31, 2014.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.8% of total net assets.
(F)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

35

Madison Funds | October 31, 2014

Covered Call & Equity Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 69.2%
Consumer Discretionary - 13.9%
Amazon.com Inc.* (A)	5,400	$1,649,484
CarMax Inc.* (A)	14,400	805,104
CBS Corp., Class B (A)	20,600	1,116,932
Discovery Communications Inc., Class A*	7,600	268,660
Discovery Communications Inc., Class C*	31,500	1,102,185
Lululemon Athletica Inc.* (A)	13,000	541,450
Priceline Group Inc./The* (A)	900	1,085,589
Ross Stores Inc.	5,500	443,960
Starbucks Corp. (A)	18,300	1,382,748

		8,396,112
Consumer Staples (A) - 8.7%
Costco Wholesale Corp.	13,000	1,733,810
Diageo PLC, ADR	9,000	1,061,730
General Mills Inc.	23,500	1,221,060
Whole Foods Market Inc.	31,700	1,246,761

		5,263,361
Energy (A) - 7.3%
Apache Corp.	6,500	501,800
Baker Hughes Inc.	22,000	1,165,120
Cameron International Corp.*	16,200	964,710
Occidental Petroleum Corp.	16,200	1,440,666
Petroleo Brasileiro S.A., ADR	25,000	292,500

		4,364,796
Financials (A) - 6.2%
Progressive Corp./The	47,500	1,254,475
State Street Corp.	12,500	943,250
T. Rowe Price Group Inc.	18,600	1,526,874

		3,724,599
Health Care (A) - 5.3%
Baxter International Inc.	14,000	981,960
Biogen Idec Inc.*	2,000	642,160
Cerner Corp.*	2,000	126,680
Express Scripts Holding Co.*	19,000	1,459,580

		3,210,380
Industrials (A) - 12.0%
Danaher Corp.	17,500	1,407,000
FedEx Corp.	4,800	803,520
Jacobs Engineering Group Inc.*	28,800	1,366,560
Rockwell Collins Inc.	18,200	1,531,530
Stericycle Inc.*	8,000	1,008,000
United Technologies Corp.	10,300	1,102,100

		7,218,710
Information Technology - 13.4%
Accenture PLC, Class A (A)	16,400	1,330,368
Altera Corp. (A)	29,500	1,013,915
Apple Inc. (A)	8,100	874,800
eBay Inc.* (A)	25,000	1,312,500
EMC Corp. (A)	29,000	833,170
Linear Technology Corp. (A)	22,500	963,900
Nuance Communications Inc.*	20,000	308,600
QUALCOMM Inc. (A)	18,000	1,413,180

		8,050,433
Materials (A) - 0.7%
Mosaic Co./The	10,000	443,100

Telecommunication Service (A) - 1.7%
Verizon Communications Inc.	20,000	1,005,000

Total Common Stocks (Cost $42,576,196)		41,676,491

EXCHANGE TRADED FUNDS - 8.6%
Powershares QQQ Trust Series 1 (A)	18,000	1,825,200
SPDR Gold Shares*	13,900	1,565,974
SPDR S&P 500 ETF Trust (A)	8,900	1,794,774

Total Exchange Traded Funds (Cost $5,194,877)		5,185,948

	Contracts	Value (Note 2)

PUT OPTIONS PURCHASED - 0.2%
S&P 500 Index, Put, Nov 2014, 2,005	45	$88,875

Total Put Options Purchased (Cost $147,645)		88,875
	Par Value

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 6.6%
0.019%, 2/5/15 (B) (C)	$4,000,000	3,999,844

Total U.S. Government and Agency Obligations (Cost $3,999,797)		3,999,844
	Shares

SHORT-TERM INVESTMENTS - 16.8%
State Street Institutional U.S. Government Money Market Fund	10,128,905	10,128,905

Total Short-Term Investments (Cost $10,128,905)		10,128,905

TOTAL INVESTMENTS - 101.4% (Cost $62,047,420**)		61,080,063
NET OTHER ASSETS AND LIABILITIES - 0.8%		446,396
TOTAL CALL & PUT OPTIONS WRITTEN - (2.2%)		(1,305,539)

TOTAL NET ASSETS - 100.0%		$60,220,920

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $62,007,393.
(A)	All or a portion of these securities’ positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of October 31, 2014, the total amount segregated was $3,999,844.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

	Contracts
	(100 Shares	Expiration	Strike	Value
Call Options Written	Per Contract)	Date	Price	(Note 2)

Accenture PLC, Class A	65	November 2014	80.00	$11,863
Accenture PLC, Class A	16	January 2015	80.00	5,120
Accenture PLC, Class A	83	February 2015	82.50	19,713
Altera Corp.	77	November 2014	34.00	6,930
Altera Corp.	50	January 2015	35.00	5,750
Altera Corp.	100	January 2015	36.00	7,750
Amazon.com Inc.	12	November 2014	330.00	864
Amazon.com Inc.	42	January 2015	325.00	24,885
Apache Corp.	25	January 2015	90.00	1,512
Apple Inc.	25	November 2014	100.00	20,000
Apple Inc.	56	January 2015	100.00	49,700
Baker Hughes Inc.	25	November 2014	67.50	50
Baker Hughes Inc.	75	January 2015	70.00	487
Baxter International Inc.	41	November 2014	72.50	635
Baxter International Inc.	54	January 2015	70.00	9,261
Baxter International Inc.	45	January 2015	75.00	877
Biogen Idec Inc.	10	January 2015	325.00	16,150
Biogen Idec Inc.	10	January 2015	330.00	13,900
Cameron International Corp.	40	November 2014	72.50	200
CarMax Inc.	30	November 2014	48.00	23,850
CarMax Inc.	114	January 2015	55.00	41,040
CBS Corp., Class B	24	November 2014	55.00	3,120
CBS Corp., Class B	115	November 2014	57.50	6,612
CBS Corp., Class B	45	January 2015	60.00	5,175
CBS Corp., Class B	22	January 2015	62.50	1,375
Cerner Corp.	20	January 2015	57.50	13,200
Costco Wholesale Corp.	50	November 2014	125.00	41,250
Costco Wholesale Corp.	80	January 2015	130.00	42,800
Danaher Corp.	25	November 2014	77.50	8,500
Danaher Corp.	42	January 2015	77.50	19,110
Danaher Corp.	100	January 2015	80.00	30,250
Diageo PLC	90	January 2015	115.00	45,900
eBay Inc.	125	November 2014	52.50	13,813
eBay Inc.	125	January 2015	55.00	15,750
EMC Corp.	110	December 2014	29.00	8,195
EMC Corp.	180	January 2015	29.00	17,820
Express Scripts Holding Co.	65	November 2014	72.50	30,063
Express Scripts Holding Co.	75	January 2015	77.50	15,825
Express Scripts Holding Co.	50	February 2015	77.50	15,625
FedEx Corp.	18	January 2015	150.00	34,020
FedEx Corp.	30	January 2015	165.00	22,425
General Mills Inc.	60	January 2015	55.00	2,070
Jacobs Engineering Group Inc.	110	January 2015	55.00	1,650
Linear Technology Corp.	88	November 2014	46.00	440
Linear Technology Corp.	90	January 2015	45.00	7,875
Lululemon Athletica Inc.	130	January 2015	45.00	23,400
Mosaic Co./The	100	January 2015	50.00	1,650
Occidental Petroleum Corp.	25	November 2014	100.00	87

See accompanying Notes to Financial Statements.

36

Madison Funds | October 31, 2014

Covered Call & Equity Income Fund Portfolio of Investments - continued

	Contracts
	(100 Shares	Expiration	Strike	Value
Call Options Written	Per Contract)	Date	Price	(Note 2)

Occidental Petroleum Corp.	117	January 2015	$ 105.00	$1,813
Petroleo Brasileiro S.A.	175	November 2014	18.00	262
Powershares QQQ Trust Series 1	12	January 2015	99.63	4,452
Powershares QQQ Trust Series 1	168	January 2015	100.00	58,296
Priceline Group Inc./The	3	November 2014	1,215.00	9,120
Priceline Group Inc./The	6	January 2015	1,225.00	27,630
Progressive Corp./The	190	November 2014	25.00	26,600
Progressive Corp./The	185	December 2014	26.00	14,800
Progressive Corp./The	100	February 2015	26.00	9,500
QUALCOMM Inc.	50	November 2014	77.50	11,100
QUALCOMM Inc.	25	December 2014	77.50	6,425
QUALCOMM Inc.	55	January 2015	77.50	16,280
Rockwell Collins Inc.	120	December 2014	80.00	52,800
Rockwell Collins Inc.	62	January 2015	80.00	30,380
SPDR S&P 500 ETF Trust	89	December 2014	197.00	61,188
Starbucks Corp.	65	November 2014	75.00	9,133
Starbucks Corp.	118	December 2014	77.50	11,859
State Street Corp.	100	November 2014	75.00	16,450
State Street Corp.	25	January 2015	70.00	15,938
Stericycle Inc.	80	February 2015	120.00	64,000
T. Rowe Price Group Inc.	65	November 2014	80.00	17,713
T. Rowe Price Group Inc.	35	January 2015	80.00	12,600
United Technologies Corp.	70	January 2015	110.00	11,235
Verizon Communications Inc.	200	January 2015	50.00	25,700
Whole Foods Market Inc.	100	November 2014	40.00	11,350
Whole Foods Market Inc.	100	December 2014	40.00	14,600
Whole Foods Market Inc.	117	January 2015	40.00	20,183

Total Call Options Written (Premiums received $1,103,008)				$1,249,944

Put Options Written

Apache Corp.	70	January 2015	70.00	11,060
Cameron International Corp.	45	November 2014	67.50	37,350
Priceline Group Inc./The	7	January 2015	1,000.00	3,885
Verizon Communications Inc.	100	January 2015	46.00	3,300

Total Put Options Written (Premiums received 94,115)				$55,595

Total Value of Options Written (Premiums received 1,197,123)				$1,305,539

Dividend Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 97.2%

Consumer Discretionary - 8.1%
Home Depot Inc./The	4,300	$419,336
McDonald’s Corp.	7,700	721,721
Omnicom Group Inc.	3,300	237,138
Time Warner Inc.	4,700	373,509

		1,751,704
Consumer Staples - 14.6%
Coca-Cola Co./The	9,400	393,672
Diageo PLC, ADR	2,800	330,316
General Mills Inc.	6,700	348,132
Nestle S.A., ADR	7,100	520,643
PepsiCo Inc.	6,200	596,254
Procter & Gamble Co./The	8,500	741,795
Wal-Mart Stores Inc.	2,800	213,556

		3,144,368
Energy - 11.1%
Chevron Corp.	6,800	815,660
ConocoPhillips	2,900	209,235
Exxon Mobil Corp.	7,400	715,654
National Oilwell Varco Inc.	2,550	185,232
Occidental Petroleum Corp.	2,300	204,539
Schlumberger Ltd.	2,500	246,650

		2,376,970
Financials - 15.6%
BB&T Corp.	8,800	333,344
M&T Bank Corp.	2,500	305,450
MetLife Inc.	6,700	363,408
Northern Trust Corp.	4,000	265,200
Travelers Cos. Inc./The	8,600	866,880
US Bancorp	13,700	583,620
Wells Fargo & Co.	11,900	631,771

		3,349,673
Health Care - 16.6%
Amgen Inc.	2,200	356,796
Baxter International Inc.	5,000	350,700
Johnson & Johnson	7,200	776,016
Medtronic Inc.	9,100	620,256
Merck & Co. Inc.	9,000	521,460
Novartis AG, ADR	2,600	240,994
Pfizer Inc.	23,700	709,815

		3,576,037
Industrials - 10.7%
3M Co.	2,300	353,671
Boeing Co./The	2,850	355,994
General Electric Co.	13,000	335,530
United Parcel Service Inc., Class B	5,750	603,232
United Technologies Corp.	3,800	406,600
Waste Management Inc.	5,100	249,339

		2,304,366
Information Technology - 14.2%
Accenture PLC, Class A	7,100	575,952
Automatic Data Processing Inc.	4,200	343,476
Intel Corp.	8,450	287,385
Linear Technology Corp.	6,400	274,176
Microsoft Corp.	16,000	751,200
Oracle Corp.	6,500	253,825
QUALCOMM Inc.	7,300	573,123

		3,059,137
Materials - 1.6%
Praxair Inc.	2,700	340,173

Telecommunication Service - 2.6%
Verizon Communications Inc.	11,100	557,775

Utilities - 2.1%
Duke Energy Corp.	5,500	451,825

Total Common Stocks (Cost $16,242,381)		20,912,028
SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government
Money Market Fund	577,906	577,906

Total Short-Term Investments (Cost $577,906)		577,906

TOTAL INVESTMENTS - 99.9% (Cost $16,820,287**)		21,489,934
NET OTHER ASSETS AND LIABILITIES - 0.1%		28,301

TOTAL NET ASSETS - 100.0%		$21,518,235

**	Aggregate cost for Federal tax purposes was 16,826,515.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

37

Madison Funds | October 31, 2014

Large Cap Value Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 7.5%
Gannett Co. Inc.	22,500	$708,750
Liberty Global PLC*	18,000	800,460
McDonald’s Corp.	16,500	1,546,545
Time Warner Inc.	79,000	6,278,130
Twenty-First Century Fox Inc., Class A	175,000	6,034,000

		15,367,885
Consumer Staples - 9.5%
CVS Health Corp.	77,500	6,650,275
Procter & Gamble Co./The	94,500	8,247,015
Wal-Mart Stores Inc.	57,500	4,385,525

		19,282,815
Energy - 7.7%
Apache Corp.	30,000	2,316,000
Baker Hughes Inc.	11,000	582,560
Cameron International Corp.*	27,000	1,607,850
Exxon Mobil Corp.	56,500	5,464,115
National Oilwell Varco Inc.	23,000	1,670,720
Occidental Petroleum Corp.	46,500	4,135,245

		15,776,490
Financials - 27.9%
Capital Markets - 0.8%
Bank of New York Mellon Corp./The	41,000	1,587,520

Commercial Banks - 8.7%
BB&T Corp.	14,500	549,260
Citigroup Inc.	155,000	8,297,150
US Bancorp	82,500	3,514,500
Wells Fargo & Co.	103,000	5,468,270

		17,829,180
Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class B*	46,000	6,447,360

Insurance - 12.0%
American International Group Inc.	159,500	8,544,415
Markel Corp.*	9,100	6,287,099
MetLife Inc.	89,000	4,827,360
Travelers Cos. Inc./The	48,500	4,888,800

		24,547,674
Real Estate Management & Development - 3.2%
Brookfield Asset Management Inc., Class A	132,000	6,464,040

		56,875,774
Health Care - 16.6%
Express Scripts Holding Co.*	90,000	6,913,800
Johnson & Johnson	51,000	5,496,780
Medtronic Inc.	75,000	5,112,000
Merck & Co. Inc.	37,000	2,143,780
Pfizer Inc.	218,000	6,529,100
UnitedHealth Group Inc.	80,000	7,600,800

		33,796,260
Industrials - 10.9%
Boeing Co./The	25,000	3,122,750
Danaher Corp.	59,000	4,743,600
FedEx Corp.	28,000	4,687,200
General Electric Co.	114,000	2,942,340
Rockwell Collins Inc.	78,000	6,563,700
United Technologies Corp.	2,000	214,000

		22,273,590
Information Technology - 10.2%
EMC Corp.	221,000	6,349,330
Microsoft Corp.	147,000	6,901,650
Oracle Corp.	135,500	5,291,275
QUALCOMM Inc.	26,000	2,041,260
Seagate Technology PLC	4,500	282,735

		20,866,250
Materials - 1.3%
Crown Holdings Inc.*	43,500	2,084,955
Freeport-McMoRan Inc.	16,000	456,000

		2,540,955
Telecommunication Service - 2.3%
Verizon Communications Inc.	94,000	4,723,500

Utilities - 3.9%
Duke Energy Corp.	95,500	7,845,325

Total Common Stocks (Cost $159,904,999)		199,348,844

SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund	2,017,279	2,017,279

Total Short-Term Investments (Cost $2,017,279)		2,017,279

TOTAL INVESTMENTS - 98.8% (Cost $161,922,278**)		201,366,123
NET OTHER ASSETS AND LIABILITIES - 1.2%		2,451,599

TOTAL NET ASSETS - 100.0%		$203,817,722

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was 162,230,456.
PLC	Public Limited Company.

Investors Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 91.2%

Consumer Discretionary - 17.1%
Advance Auto Parts Inc.	27,166	$3,992,315
CarMax Inc.*	85,715	4,792,326
Discovery Communications Inc., Class C*	151,680	5,307,283
McDonald’s Corp.	42,488	3,982,400
Nordstrom Inc.	72,240	5,245,347
TJX Cos. Inc./The	101,060	6,399,119

		29,718,790
Consumer Staples - 9.6%
Costco Wholesale Corp.	26,228	3,498,028
Diageo PLC, ADR	59,054	6,966,601
Nestle S.A., ADR	85,849	6,295,307

		16,759,936
Energy - 4.2%
Apache Corp.	57,890	4,469,108
Schlumberger Ltd.	28,595	2,821,183

		7,290,291
Financials - 21.3%
Berkshire Hathaway Inc., Class B*	46,748	6,552,200
Brookfield Asset Management Inc.,
Class A	121,850	5,966,994
Brown & Brown Inc.	110,834	3,531,171
M&T Bank Corp.	31,092	3,798,821
Markel Corp.*	8,704	6,013,507
Progressive Corp./The	213,215	5,631,008
US Bancorp	126,334	5,381,828

		36,875,529
Health Care - 6.9%
Baxter International Inc.	37,645	2,640,420
Johnson & Johnson	48,683	5,247,054
Varian Medical Systems Inc.*	47,797	4,020,684

		11,908,158
Industrials - 17.6%
Copart Inc.*	187,185	6,259,466
Danaher Corp.	81,329	6,538,852
Jacobs Engineering Group Inc.*	135,100	6,410,495
PACCAR Inc.	95,215	6,219,444
Rockwell Collins Inc.	59,989	5,048,074

		30,476,331
Information Technology - 14.5%
Accenture PLC, Class A	85,622	6,945,657
Oracle Corp.	152,500	5,955,125
QUALCOMM Inc.	42,759	3,357,009
TE Connectivity Ltd.	65,745	4,018,992
Visa Inc., Class A	20,091	4,850,570

		25,127,353

Total Common Stocks (Cost $130,800,111)		158,156,388
SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional U.S. Government Money Market Fund	11,056,617	11,056,617

Total Short-Term Investments (Cost $11,056,617)		11,056,617

TOTAL INVESTMENTS - 97.6% (Cost $141,856,728**)		169,213,005
NET OTHER ASSETS AND LIABILITIES - 2.4%		4,145,795

TOTAL NET ASSETS - 100.0%		$173,358,800

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $141,955,841.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

38

Madison Funds | October 31, 2014

Large Cap Growth Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 92.4%

Consumer Discretionary - 22.0%
Amazon.com Inc.*	7,606	$2,323,329
CBS Corp., Class B	72,890	3,952,096
DIRECTV*	26,350	2,286,917
Discovery Communications Inc., Class C*	77,359	2,706,791
Home Depot Inc./The	31,355	3,057,740
Liberty Global PLC*	61,345	2,728,012
McDonald’s Corp.	37,400	3,505,502
Nordstrom Inc.	37,545	2,726,142
Omnicom Group Inc.	41,447	2,978,381
Priceline Group Inc./The*	3,390	4,089,052
Ross Stores Inc.	31,965	2,580,215
Starbucks Corp.	42,050	3,177,298
TJX Cos. Inc./The	53,665	3,398,068
Walt Disney Co./The	19,000	1,736,220

		41,245,763
Consumer Staples - 7.1%
Costco Wholesale Corp.	27,282	3,638,600
CVS Health Corp.	30,761	2,639,602
Diageo PLC, ADR	19,603	2,312,566
Nestle S.A., ADR	43,140	3,163,456
PepsiCo Inc.	16,445	1,581,516

		13,335,740
Energy - 5.0%
Apache Corp.	33,280	2,569,216
Occidental Petroleum Corp.	33,210	2,953,365
Schlumberger Ltd.	38,980	3,845,767

		9,368,348
Financials - 3.2%
Brookfield Asset Management Inc.,
Class A	38,428	1,881,819
T. Rowe Price Group Inc.	48,990	4,021,589

		5,903,408
Health Care - 13.6%
Amgen Inc.	26,555	4,306,690
Baxter International Inc.	25,050	1,757,007
Biogen Idec Inc.*	9,025	2,897,747
Celgene Corp.*	28,918	3,096,829
Express Scripts Holding Co.*	38,475	2,955,649
Gilead Sciences Inc.*	34,775	3,894,800
Johnson & Johnson	21,800	2,349,604
UnitedHealth Group Inc.	25,630	2,435,106
Varian Medical Systems Inc.*	21,325	1,793,859

		25,487,291
Industrials - 13.8%
3M Co.	13,315	2,047,447
Boeing Co./The	34,230	4,275,669
Danaher Corp.	38,950	3,131,580
PACCAR Inc.	45,575	2,976,959
Rockwell Collins Inc.	45,145	3,798,952
United Parcel Service Inc., Class B	35,138	3,686,328
United Technologies Corp.	26,110	2,793,770
W.W. Grainger Inc.	12,500	3,085,000

		25,795,705
Information Technology - 25.7%
Communications Equipment - 3.4%
QUALCOMM Inc.	81,845	6,425,651

Computers & Peripherals - 4.2% Apple Inc.	73,000	7,884,000

Electronic Equipment, Instruments &; Components - 1.3% TE Connectivity Ltd.	39,340	2,404,854

Internet Software & Services - 4.9%
eBay Inc.*	64,378	3,379,845
Google Inc., Class C*	10,280	5,747,342

		9,127,187
IT Services - 3.4%
Accenture PLC, Class A	49,982	4,054,540
Visa Inc., Class A	9,595	2,316,521

		6,371,061
Semiconductors & Semiconductor
Equipment - 1.5%
Linear Technology Corp.	64,805	2,776,246

Software - 7.0%
Microsoft Corp.	145,885	6,849,301
Oracle Corp.	158,120	6,174,586

		13,023,887

		48,012,886
Telecommunication Service - 2.0%
Verizon Communications Inc.	74,135	3,725,284

Total Common Stocks (Cost $128,663,564)		172,874,425
SHORT-TERM INVESTMENTS - 6.8%
State Street Institutional U.S. Government Money Market Fund	12,794,774	12,794,774

Total Short-Term Investments (Cost $12,794,774)		12,794,774

TOTAL INVESTMENTS - 99.2% (Cost $141,458,338**)		185,669,199
NET OTHER ASSETS AND LIABILITIES - 0.8%		1,533,351

TOTAL NET ASSETS - 100.0%		$187,202,550

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was 141,519,596.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Mid Cap Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 91.1%

Consumer Discretionary - 24.5%
Advance Auto Parts Inc.	69,694	$10,242,230
CarMax Inc.*	159,415	8,912,893
Discovery Communications Inc., Class C*	227,647	7,965,368
Liberty Global PLC*	244,065	10,853,571
Omnicom Group Inc.	107,081	7,694,841
Ross Stores Inc.	194,457	15,696,569
Sally Beauty Holdings Inc.*	334,168	9,794,464

		71,159,936
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	28,956	2,683,353

Energy - 4.5%
Cameron International Corp.*	83,545	4,975,105
World Fuel Services Corp.	196,964	8,122,795

		13,097,900
Financials - 23.1%
Arch Capital Group Ltd.*	99,467	5,601,981
Brookfield Asset Management Inc.,
Class A	255,630	12,518,201
Brown & Brown Inc.	354,806	11,304,119
Glacier Bancorp Inc.	223,898	6,423,634
M&T Bank Corp.	55,082	6,729,919
Markel Corp.*	23,190	16,021,739
WR Berkley Corp.	165,443	8,526,932

		67,126,525
Health Care - 12.4%
DaVita HealthCare Partners Inc.*	113,467	8,858,369
DENTSPLY International Inc.	187,478	9,518,258
Laboratory Corp. of America Holdings*	86,565	9,460,689
Perrigo Co. PLC	50,029	8,077,182

		35,914,498
Industrials - 18.1%
Copart Inc.*	324,648	10,856,229
Expeditors International of
Washington Inc.	160,780	6,858,875
Fastenal Co.	130,640	5,753,386
Generac Holdings Inc.*	132,180	5,993,041
Jacobs Engineering Group Inc.*	145,797	6,918,068
TransDigm Group Inc.	40,445	7,564,428
Wesco Aircraft Holdings Inc.*	487,746	8,657,491

		52,601,518
Information Technology - 4.4%
Amphenol Corp., Class A	118,528	5,995,146
CDW Corp.	215,739	6,653,391

		12,648,537
Materials - 3.2%
Crown Holdings Inc.*	196,908	9,437,800

Total Common Stocks (Cost $186,849,108)		264,670,067
SHORT-TERM INVESTMENTS - 8.9%
State Street Institutional U.S. Government Money Market Fund	25,916,511	25,916,511

Total Short-Term Investments (Cost $25,916,511)		25,916,511

TOTAL INVESTMENTS -100.0% (Cost $212,765,619**)		290,586,578
NET OTHER ASSETS AND LIABILITIES - 0.0%		64,032

TOTAL NET ASSETS - 100.0%		$290,650,610

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was 212,877,546.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

39

Madison Funds | October 31, 2014

Small Cap Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 96.6%

Consumer Discretionary - 8.8%
Ascena Retail Group Inc.*	67,920	$845,604
Cato Corp./The, Class A	37,359	1,332,595
Fred’s Inc., Class A	58,810	923,317
Helen of Troy Ltd.*	28,940	1,789,939
Stage Stores Inc.	44,670	753,583

		5,645,038
Consumer Staples - 3.8%
C&C Group PLC	10,311	45,922
Casey’ General stores Inc.	11,600	949,692
Cranswick PLC (A)	32,695	737,875
Post Holdings Inc.*	18,460	692,250

		2,425,739
Energy - 5.4%
Dorian LPG Ltd.*	26,110	374,156
Era Group Inc.*	24,850	581,242
RSP Permian Inc.*	26,500	648,455
Scorpio Tankers Inc.	124,800	1,089,504
SEACOR Holdings Inc.*	9,590	790,695

		3,484,052
Financials - 20.2%
AMERISAFE Inc.	11,890	495,813
DiamondRock Hospitality Co., REIT	52,284	750,275
Education Realty Trust Inc., REIT	61,900	696,994
First Busey Corp.	45,478	284,237
First Midwest Bancorp Inc.	64,230	1,078,422
First Niagara Financial Group Inc.	64,710	484,678
Flushing Financial Corp.	32,360	651,730
Hancock Holding Co.	20,770	730,896
International Bancshares Corp.	48,830	1,385,307
MB Financial Inc.	27,750	875,512
Northwest Bancshares Inc.	73,170	938,771
Platinum Underwriters Holdings Ltd.	10,620	665,131
Primerica Inc.	23,580	1,206,117
Solar Capital Ltd.	28,840	536,136
Summit Hotel Properties Inc., REIT	58,940	686,062
Webster Financial Corp.	42,900	1,344,486
Westamerica Bancorporation	4,790	236,339

		13,046,906
Health Care - 13.0%
Allscripts Healthcare Solutions Inc.*	52,590	721,535
Amsurg Corp.*	13,840	747,498
Charles River Laboratories International
Inc.* Inc.,	24,780	1,565,105
Corvel Corp.*	9,300	320,106
Haemonetics Corp.*	20,370	768,356
ICON PLC*	13,000	683,930
ICU Medical Inc.*	17,320	1,227,988
Integra LifeSciences Holdings Corp.*	4,100	209,551
MedAssets Inc.*	26,000	563,160
General St
Phibro Animal Health Corp., Class A	21,300	552,096
STERIS Corp.	16,280	1,006,104

		8,365,429
Industrials - 22.8%
ACCO Brands Corp.*	103,360	850,653
Albany International Corp., Class A	31,980	1,208,204
Atlas Air Worldwide Holdings Inc.*	6,100	225,212
Cubic Corp.	25,020	1,206,965
ESCO Technologies Inc.	23,850	906,777
FTI Consulting Inc.*	17,700	714,726
G&K Services Inc., Class A	22,750	1,434,843
GATX Corp.	21,200	1,344,080
Luxfer Holdings PLC, ADR	26,500	422,145
Matthews International Corp., Class A	25,600	1,179,648
Mueller Industries Inc.	53,520	1,737,259
SP Plus Corp.*	43,090	940,224
Steelcase Inc., Class A	31,900	565,268
United Stationers Inc.	31,560	1,318,261
UTi Worldwide Inc.*	58,800	642,684

		14,696,949
Information Technology - 11.9%
Belden Inc.	30,252	2,153,640
Coherent Inc.*	9,820	639,773
Diebold Inc.	27,260	965,822
Forrester Research Inc.	24,870	1,001,764
MAXIMUS Inc.	11,990	581,035
Micrel Inc.	45,505	552,431
MTS Systems Corp.	3,190	210,572
ScanSource Inc.*	26,690	1,019,024
Verint Systems Inc.*	5,880	338,041
Zebra Technologies Corp., Class A*	3,240	238,950

		7,701,052
Materials - 7.8%
Deltic Timber Corp.	13,550	881,969
Greif Inc., Class A	17,280	761,357
Innospec Inc.	17,750	716,568
Koppers Holdings Inc.	22,040	870,139
Sensient Technologies Corp.	18,140	1,073,525
Zep Inc.	46,830	752,090

		5,055,648
Utilities - 2.9%
Laclede Group Inc./The	13,590	689,965
New Jersey Resources Corp.	8,790	514,039
WGL Holdings Inc.	13,850	650,950

		1,854,954

Total Common Stocks (Cost $51,572,596)		62,275,767
SHORT-TERM INVESTMENTS - 7.3%
State Street Institutional U.S. Government Money Market Fund	4,705,503	4,705,503

Total Short-Term Investments (Cost $4,705,503)		4,705,503

TOTAL INVESTMENTS - 103.9% (Cost $56,278,099**)		66,981,270
NET OTHER ASSETS AND LIABILITIES - (3.9%)		(2,541,330)

TOTAL NET ASSETS - 100.0%		$64,439,940

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was 56,482,888.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	Public Limited Company.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

40

Madison Funds | October 31, 2014

NorthRoad International Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 97.9%

Australia - 2.3%
BHP Billiton Ltd., ADR	17,291	$1,027,777

Brazil - 3.1%
Estacio Participacoes S.A.	63,920	740,346
Petroleo Brasileiro S.A., ADR	57,529	673,090

		1,413,436
France - 14.8%
AXA S.A., ADR	40,362	936,802
LVMH Moet Hennessy Louis Vuitton S.A. (A)	6,305	1,072,033
Sanofi, ADR	24,925	1,152,532
Schneider Electric SE, ADR	85,370	1,340,309
Technip S.A. (A)	13,080	948,726
Total S.A., ADR	21,071	1,261,942

		6,712,344
Germany - 2.6%
SAP SE, ADR	17,348	1,181,919

Ireland - 2.0%
CRH PLC, ADR	41,211	923,539

Israel - 2.3%
Teva Pharmaceutical Industries Ltd., ADR	18,339	1,035,603

Japan - 11.5%
Canon Inc., ADR	30,285	939,441
Makita Corp. (A)	18,000	1,054,564
Mitsubishi UFJ Financial Group Inc., ADR	190,941	1,122,733
Secom Co. Ltd., ADR	69,770	1,078,644
Seven & I Holdings Co. Ltd. (A)	25,730	1,015,974

		5,211,356
Netherlands - 7.2%
Akzo Nobel N.V., ADR	39,961	883,138
ING Groep N.V.* (A)	73,305	1,053,382
Royal Dutch Shell PLC, ADR	18,929	1,358,913

		3,295,433
Singapore - 2.0%
DBS Group Holdings Ltd. (A)	62,830	907,936

South Korea - 2.3%
Samsung Electronics Co. Ltd. (A)	921	1,066,940

Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, ADR	80,886	957,690

Switzerland - 19.5%
ABB Ltd., ADR*	42,360	929,378
Credit Suisse Group AG, ADR*	33,548	893,719
Givaudan S.A., ADR	30,331	1,009,112
Nestle S.A., ADR	15,264	1,119,309
Novartis AG, ADR	17,450	1,617,440
Roche Holding AG, ADR	30,175	1,110,742
Syngenta AG, ADR	18,876	1,170,312
TE Connectivity Ltd.	16,205	990,612

		8,840,624
United Kingdom - 26.2%
Barclays PLC (A)	269,830	1,034,300
Berendsen PLC (A)	73,840	1,194,718
Compass Group PLC, ADR	61,961	995,094
Diageo PLC, ADR	16,627	1,961,487
GlaxoSmithKline PLC, ADR	20,269	922,037
HSBC Holdings PLC, ADR	18,448	941,217
Imperial Tobacco Group PLC, ADR	11,255	980,535
Reed Elsevier PLC, ADR	14,849	976,173
Standard Chartered PLC (A)	61,768	929,741
Tesco PLC, ADR	79,001	655,708
WPP PLC, ADR	13,235	1,291,604

		11,882,614

TOTAL INVESTMENTS - 97.9% (Cost $43,087,441**)		44,457,211

NET OTHER ASSETS AND LIABILITIES - 2.1%		968,094

TOTAL NET ASSETS - 100.0%		$45,425,305

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $43,153,538.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 10/31/14
Consumer Discretionary	11.2%	Industrials	12.3%
Consumer Staples	12.6%	Information Technology	11.3%
Energy	9.4%	Materials	11.0%
Financials	17.2%	Net Other Assets
Health Care	12.9%	and Liabilities	2.1%

See accompanying Notes to Financial Statements.

41

Madison Funds | October 31, 2014

International Stock Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 96.2%

Australia - 2.0%
Ansell Ltd. (A)	15,699	$275,804
Caltex Australia Ltd. (A)	14,258	391,032

		666,836
Austria - 0.8%
UNIQA Insurance Group AG (A)	23,493	262,067

Belgium - 2.7%
Anheuser-Busch InBev N.V. (A)	7,984	884,813

Brazil - 0.8%
Estacio Participacoes S.A.	23,900	276,819

Canada - 2.6%
MacDonald Dettwiler & Associates Ltd.	5,500	419,387
Rogers Communications Inc., Class B	11,800	443,710

		863,097
Denmark - 0.8%
Carlsberg AS, Class B (A)	3,045	268,158

Finland - 1.8%
Sampo Oyj, Class A (A)	12,696	608,225

France - 5.3%
BNP Paribas S.A. (A)	8,443	532,410
Cap Gemini S.A. (A)	6,989	460,357
Sanofi (A)	3,450	319,565
Valeo S.A. (A)	3,910	439,471

		1,751,803
Germany - 3.8%
Bayer AG (A)	6,821	970,183
Bayerische Motoren Werke AG (A)	2,604	278,604

		1,248,787
Greece - 0.7%
Piraeus Bank S.A.* (A)	161,243	234,746

Ireland - 3.4%
James Hardie Industries PLC (A)	24,880	273,252
Ryanair Holdings PLC, ADR*	6,400	355,456
Shire PLC (A)	7,270	483,975

		1,112,683
Israel - 2.8%
Teva Pharmaceutical Industries Ltd., ADR	16,600	937,402

Italy - 2.7%
Atlantia SpA (A)	19,908	468,653
Eni SpA (A)	19,132	407,461

		876,114
Japan - 20.9%
AEON Financial Service Co. Ltd. (A)	9,100	194,861
Asics Corp. (A)	9,990	230,429
Daikin Industries Ltd. (A)	11,000	692,575
Daiwa House Industry Co. Ltd. (A)	36,000	693,776
Don Quijote Holdings Co. Ltd. (A)	10,200	615,856
Japan Tobacco Inc. (A)	21,000	727,583
KDDI Corp. (A)	13,700	882,601
LIXIL Group Corp. (A)	12,900	284,732
Makita Corp. (A)	5,100	298,793
Seven & I Holdings Co. Ltd. (A)	12,900	509,369
Softbank Corp. (A)	9,200	681,709
Sumitomo Mitsui Financial Group Inc. (A)	18,600	756,096
United Arrows Ltd. (A)	8,300	314,585

		6,882,965
Luxembourg - 0.6%
RTL Group S.A. (A)	2,073	193,783

Netherlands - 5.8%
Airbus Group N.V. (A)	7,454	446,239
NXP Semiconductor N.V.* (A)	5,534	380,514
Royal Dutch Shell PLC, Class A (A)	29,855	1,069,063

		1,895,816
Norway - 0.3%
Petroleum Geo-Services ASA (A)	19,560	96,957

Philippines - 1.6%
Alliance Global Group Inc. (A)	926,800	530,433

Spain - 3.7%
International Consolidated Airlines Group S.A.* (A)	81,758	536,513
Mediaset Espana Comunicacion S.A.* (A)	28,462	357,061
Red Electrica Corp. S.A. (A)	3,831	334,849

		1,228,423
Sweden - 3.9%
Assa Abloy AB, Class B (A)	10,602	563,835
Swedbank AB, Class A (A)	27,202	719,430

		1,283,265
Switzerland - 7.7%
GAM Holding AG* (A)	13,342	227,709
Glencore PLC* (A)	103,525	530,798
Novartis AG (A)	15,765	1,462,109
Swatch Group AG/The (A)	707	335,181

		2,555,797
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,200	356,724

Thailand - 0.8%
Krung Thai Bank PCL	375,700	268,769

United Kingdom - 19.6%
Anglo American PLC (A)	10,363	218,626
British American Tobacco PLC (A)	13,073	742,509
Direct Line Insurance Group PLC (A)	79,828	352,869
Informa PLC (A)	62,494	481,528
Lloyds Banking Group PLC* (A)	684,485	845,807
Provident Financial PLC (A)	6,612	224,818
Prudential PLC (A)	39,614	915,431
Reed Elsevier PLC (A)	36,775	604,889
Rexam PLC (A)	85,400	650,815
Rolls-Royce Holdings PLC* (A)	18,934	255,810
Taylor Wimpey PLC (A)	260,255	493,593
Unilever PLC (A)	9,262	372,718
William Hill PLC (A)	53,936	311,360

		6,470,773

Total Common Stocks
(Cost $26,258,505)		31,755,255
PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC*	1,806,660	2,890

Total Preferred Stocks
(Cost $2,900)		2,890
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government
Money Market Fund	484,802	484,802

Total Short-Term Investments
(Cost $484,802)		484,802

TOTAL INVESTMENTS - 97.7% (Cost $26,746,207**)		32,242,947

NET OTHER ASSETS AND LIABILITIES - 2.3%		767,968

TOTAL NET ASSETS - 100.0%		$33,010,915

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $27,088,310.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	American Depositary Receipt.
PLC	Public Limited Company.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS
AS OF 10/31/14
Consumer Discretionary	14.9%	Materials	5.1%
Consumer Staples	10.6%	Money Market Funds	1.5%
Energy	6.0%	Telecommunication
Financials	20.7%	Services	6.1%
Health Care	13.5%	Utilities	1.0%
Industrials	14.7%	Net Other Assets
Information Technology	3.6%	and Liabilities	2.3%

See accompanying Notes to Financial Statements.

42

Madison Funds | October 31, 2014

Hansberger International Growth Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 98.7%
Australia - 2.0%
BHP Billiton Ltd. (A)	103,421	$3,086,867

Brazil - 1.1%
Itau Unibanco Holding S.A., ADR	112,698	1,663,422

Canada - 4.4%
Bank of Nova Scotia/The	29,704	1,820,855
Cameco Corp.	124,011	2,155,311
Manulife Financial Corp.	158,111	2,999,366

		6,975,532
China - 8.5%
Agile Property Holdings Ltd. (A)	2,243,743	1,271,349
China Longyuan Power Group Corp. (A)	2,879,278	3,075,696
Hengan International Group Co. Ltd. (A)	159,947	1,699,191
Ping An Insurance Group Co. of China Ltd. (A)	578,501	4,737,689
Tencent Holdings Ltd. (A)	157,019	2,499,914

		13,283,839
Denmark - 1.5%
Novo Nordisk AS (A)	50,359	2,275,985

France - 2.8%
Christian Dior S.A. (A)	13,871	2,458,392
Technip S.A. (A)	27,550	1,998,272

		4,456,664
Germany - 7.6%
Aixtron SE* (A)	128,371	1,563,865
Bayer AG (A)	16,954	2,411,447
Fresenius SE & Co. KGaA (A)	57,628	2,966,436
Hugo Boss AG (A)	12,467	1,654,600
KUKA AG (A)	28,540	1,795,547
Siemens AG (A)	13,988	1,576,817

		11,968,712
Hong Kong - 4.4%
AIA Group Ltd. (A)	480,310	2,679,881
China Unicom Hong Kong Ltd. (A)	2,856,492	4,261,174

		6,941,055
India - 5.4%
Dr Reddy’s Laboratories Ltd., ADR	48,853	2,554,523
HDFC Bank Ltd., ADR	71,362	3,741,510
Vedanta Resources PLC (A)	169,578	2,235,784

		8,531,817
Ireland - 1.2%
Kingspan Group PLC (A)	120,902	1,889,733

Israel - 1.2%
NICE-Systems Ltd., ADR	47,220	1,920,910

Italy - 1.0%
Prada SpA (A)	252,963	1,573,078

Japan - 15.1%
CyberAgent Inc. (A)	56,022	2,176,837
Komatsu Ltd. (A)	129,814	3,119,262
Nidec Corp. (A)	57,782	3,796,952
Nomura Holdings Inc. (A)	387,992	2,432,910
Rakuten Inc. (A)	169,644	1,939,729
Seven & I Holdings Co. Ltd. (A)	44,545	1,758,903
Softbank Corp. (A)	48,418	3,587,714
Suntory Beverage & Food Ltd. (A)	45,530	1,640,854
Toyota Motor Corp. (A)	53,009	3,188,819

		23,641,980
Mexico - 1.2%
Grupo Mexico S.A.B. de C.V.	541,846	1,865,000

Netherlands - 4.3%
ASML Holding N.V.	44,578	4,443,535
Gemalto N.V.	30,738	2,351,116

		6,794,651
Norway - 1.3%
Telenor ASA (A)	87,370	1,963,432

Singapore - 2.8%
DBS Group Holdings Ltd. (A)	152,787	2,207,876
Global Logistic Properties Ltd. (A)	1,048,706	2,249,595

		4,457,471
South Korea - 4.0%
Hyundai Motor Co. (A)	14,936	2,382,121
LG Household & Health Care Ltd. (A)	3,520	2,055,029
Samsung Electronics Co. Ltd., GDR	3,066	1,762,950

		6,200,100
Spain - 1.0%
Grifols S.A. (A)	38,654	1,574,810

Sweden - 1.3%
Elekta AB, Class B shares (A)	191,714	1,958,827

Switzerland - 8.2%
Cie Financiere Richemont S.A. (A)	26,790	2,257,238
Credit Suisse Group AG* (A)	109,750	2,923,392
Holcim Ltd.* (A)	30,954	2,194,911
Nestle S.A. (A)	22,272	1,630,549
Partners Group Holding AG (A)	7,875	2,095,265
Roche Holding AG (A)	5,936	1,753,236

		12,854,591
United Kingdom - 18.4%
Aberdeen Asset Management PLC (A)	281,220	1,954,630
AMEC PLC (A)	109,301	1,822,169
ARM Holdings PLC (A)	151,665	2,147,443
BG Group PLC (A)	179,981	2,999,479
Carnival PLC (A)	56,411	2,249,356
Diageo PLC (A)	79,499	2,339,856
HSBC Holdings PLC, ADR	41,868	2,136,105
ITV PLC (A)	693,690	2,256,844
Michael Page International PLC (A)	425,649	2,651,462
Prudential PLC (A)	124,799	2,883,951
Rolls-Royce Holdings PLC (A)	106,555	1,439,623
SABMiller PLC (A)	35,234	1,990,029
Standard Chartered PLC (A)	130,452	1,963,582

		28,834,529

Total Common Stocks (Cost $143,961,681)		154,713,005
PREFERRED STOCK - 0.0%
United Kingdom - 0.0%
Rolls-Royce Holdings PLC*	9,871,110	15,791

Total Preferred Stocks
(Cost $15,844)		15,791
RIGHT - 0.0%
China - 0.0%
Agile Property Holdings Ltd.*	288,690	19,357

Total Rights (Cost $0)		19,357
SHORT-TERM INVESTMENTS - 1.2%
United States - 1.2%
State Street Institutional U.S. Government
Money Market Fund	1,933,724	1,933,724

Total Short-Term Investments
(Cost $1,933,724)		1,933,724

TOTAL INVESTMENTS - 99.9% (Cost $145,911,249**)		156,681,877

NET OTHER ASSETS AND LIABILITIES - 0.1%		98,670

TOTAL NET ASSETS - 100.0%		$156,780,547

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $151,074,562.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

Target Retirement 2020 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%
Bond Funds - 57.2%
Baird Aggregate Bond Fund Institutional
Shares	400,707	$4,315,617
iShares 20+ Year Treasury Bond ETF	5,152	614,376
iShares 3-7 Year Treasury Bond ETF	125,999	15,415,978
iShares 7-10 Year Treasury Bond ETF	49,855	5,235,772
iShares TIPS Bond Fund ETF	5,453	616,625
Metropolitan West Total Return Bond
Fund Class I	397,024	4,319,625
Vanguard Total Bond Market ETF	59,827	4,927,352

		35,445,345
Foreign Stock Funds - 4.5%
iShares Global Energy ETF	4,480	187,309
iShares MSCI United Kingdom ETF	32,806	623,642
SPDR S&P China ETF	1,563	124,399
Vanguard FTSE All-World ex-U.S. ETF	38,053	1,877,535

		2,812,885
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund	1,234,138	1,234,138

Stock Funds - 36.2%
iShares Core S&P Mid-Cap ETF	17,620	2,494,640
PowerShares Buyback Achievers
Portfolio ETF	54,210	2,493,118
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	80,665	1,255,151
Schwab U.S. Dividend Equity ETF	31,707	1,246,719
SPDR Gold Shares*	5,351	602,844
SPDR S&P 500 ETF Trust	61,768	12,456,135
Vanguard Growth ETF	6,073	623,454
Vanguard Health Care ETF	5,014	620,382
Vanguard Information Technology ETF	6,154	627,646

		22,420,089

TOTAL INVESTMENTS - 99.9% (Cost $56,626,041**)		61,912,457

NET OTHER ASSETS AND LIABILITIES - 0.1%		51,893

TOTAL NET ASSETS - 100.0%		$61,964,350

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $57,186,022.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

43

Madison Funds | October 31, 2014

Target Retirement 2030 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%
Bond Funds - 37.2%
Baird Aggregate Bond Fund
Institutional Shares	343,433	$3,698,771
iShares 20+ Year Treasury Bond ETF	6,869	819,128
iShares 3-7 Year Treasury Bond ETF	94,071	11,509,587
iShares 7-10 Year Treasury Bond ETF	58,648	6,159,213
Metropolitan West Total Return Bond
Fund Class I	340,276	3,702,206
Vanguard Total Bond Market ETF	59,822	4,926,940

		30,815,845
Foreign Stock Funds - 7.3%
iShares Global Energy ETF	7,963	332,933
iShares MSCI United Kingdom ETF	65,593	1,246,923
SPDR S&P China ETF	6,253	497,676
Vanguard FTSE All-World ex-U.S. ETF	67,643	3,337,505
WisdomTree India Earnings Fund ETF	7,218	167,602
WisdomTree Japan Hedged Equity Fund
ETF	8,118	436,911

		6,019,550
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund	1,657,695	1,657,695

Stock Funds - 53.4%
iShares Core S&P Mid-Cap ETF	29,364	4,157,355
iShares S&P Mid-Cap 400 Value ETF	2,658	333,101
PowerShares Buyback Achievers Portfolio
ETF	90,342	4,154,829
PowerShares FTSE RAFI U.S. 1500 Small-
Mid Portfolio	3,364	333,372
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	161,315	2,510,062
Schwab U.S. Dividend Equity ETF	63,408	2,493,203
SPDR Gold Shares*	7,134	803,716
SPDR S&P 500 ETF Trust	127,642	25,740,286
Vanguard Growth ETF	16,194	1,662,476
Vanguard Health Care ETF	6,685	827,135
Vanguard Information Technology ETF	12,306	1,255,089

		44,270,624

TOTAL INVESTMENTS - 99.9% (Cost $72,757,041**)		82,763,714

NET OTHER ASSETS AND LIABILITIES - 0.1%		88,463

TOTAL NET ASSETS - 100.0%		$82,852,177

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $73,480,788.
PLC	Public Limited Company.

Target Retirement 2040 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.9%
Bond Funds - 27.2%
Baird Aggregate Bond Fund Institutional
Shares	108,348	$1,166,905
iShares 20+ Year Treasury Bond ETF	4,876	581,463
iShares 3-7 Year Treasury Bond ETF	57,236	7,002,824
iShares 7-10 Year Treasury Bond ETF	36,080	3,789,122
Metropolitan West Total Return Bond
Fund Class I	107,352	1,167,989
Vanguard Total Bond Market ETF	28,309	2,331,529

		16,039,832
Foreign Stock Funds - 9.6%
iShares Global Energy ETF	7,066	295,429
iShares MSCI United Kingdom ETF	62,094	1,180,407
SPDR S&P China ETF	5,918	471,014
Vanguard FTSE All-World ex-U.S. ETF	60,020	2,961,387
WisdomTree India Earnings Fund ETF	5,116	118,794
WisdomTree Japan Hedged Equity Fund
ETF	11,525	620,275

		5,647,306
Money Market Funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund	1,206,054	1,206,054

Stock Funds - 61.1%
iShares Core S&P Mid-Cap ETF	25,012	3,541,199
iShares S&P Mid-Cap 400 Value ETF	2,358	295,505
PowerShares Buyback Achievers Portfolio
ETF	76,954	3,539,114
PowerShares FTSE RAFI U.S. 1500 Small-
Mid Portfolio	2,985	295,813
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	152,677	2,375,650
Schwab U.S. Dividend Equity ETF	60,012	2,359,672
SPDR Gold Shares*	5,064	570,510
SPDR S&P 500 ETF Trust	96,451	19,450,309
Vanguard Growth ETF	17,242	1,770,064
Vanguard Health Care ETF	4,745	587,099
Vanguard Information Technology ETF	11,648	1,187,979

		35,972,914

TOTAL INVESTMENTS - 99.9% (Cost $50,485,159**)		58,866,106

NET OTHER ASSETS AND LIABILITIES - 0.1%		36,468

TOTAL NET ASSETS - 100.0%		$58,902,574

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $51,121,005.
PLC	Public Limited Company.

Target Retirement 2050 Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 100.0%
Bond Funds - 17.3%
iShares 20+ Year Treasury Bond ETF	1,758	$209,642
iShares 3-7 Year Treasury Bond ETF	17,194	2,103,686
iShares 7-10 Year Treasury Bond ETF	11,005	1,155,745
Vanguard Total Bond Market ETF	2,551	210,100

		3,679,173
Foreign Stock Funds - 11.9%
iShares Global Energy ETF	3,057	127,813
iShares MSCI United Kingdom ETF	27,951	531,349
SPDR S&P China ETF	2,667	212,267
Vanguard FTSE All-World ex-U.S. ETF	25,963	1,281,014
WisdomTree India Earnings Fund ETF	1,868	43,375
WisdomTree Japan Hedged Equity
Fund ETF	6,232	335,406

		2,531,224
Money Market Funds - 2.1%
State Street Institutional U.S. Government
Money Market Fund	441,946	441,946

Stock Funds - 68.7%
iShares Core S&P Mid-Cap ETF	10,513	1,488,431
iShares S&P Mid-Cap 400 Value ETF	1,027	128,704
PowerShares Buyback Achievers Portfolio
ETF	32,364	1,488,420
PowerShares FTSE RAFI U.S. 1500 Small-
Mid Portfolio	1,291	127,938
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	68,796	1,070,459
Schwab U.S. Dividend Equity ETF	27,042	1,063,291
SPDR Gold Shares*	1,825	205,605
SPDR S&P 500 ETF Trust	36,876	7,436,414
Vanguard Growth ETF	8,287	850,743
Vanguard Health Care ETF	1,711	211,702
Vanguard Information Technology ETF	5,248	535,244

		14,606,951

TOTAL INVESTMENTS - 100.0% (Cost $18,741,332**)		21,259,294

NET OTHER ASSETS AND LIABILITIES - 0.0%		6,270

TOTAL NET ASSETS - 100.0%		$21,265,564

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $18,903,975.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

44

Madison Funds | October 31, 2014

Statements of Assets and Liabilities as of October 31, 2014

	Conservative	Moderate	Aggressive	Cash	Tax-Free	Tax-Free	Government	High Quality
	Allocation	Allocation	Allocation	Reserves	Virginia	National	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Assets:

Investments:

Investments at cost
Unaffiliated issuers	$40,042,968	$78,436,250	$31,168,736	$20,996,615	$21,704,548	$26,591,987	$3,798,506	$116,049,782
Affiliated issuers[1]	30,761,279	55,516,027	21,195,467		–	–	–	–
Net unrealized appreciation
Unaffiliated issuers	1,432,806	3,820,052	2,269,018	–	882,612	1,467,263	48,307	1,236,306
Affiliated issuers[1]	2,692,882	12,054,777	6,455,979		–	–	–	–

Total investments at value	74,929,935	149,827,106	61,089,200	20,996,615	22,587,160	28,059,250	3,846,813	117,286,088

Cash	–	–	–	–	252,472	54,391	–	–
Receivables:
Investments sold	–	813,721	1,003,695	–	–	–	–	–
Fund shares sold	2,629	36,465	9,899	3,332	–	–	183	152,775
Dividends and interest	67,733	76,349	15,753	34,116	280,829	341,261	18,563	732,351
Due from Adviser	–	–	–	9,327	–	–	335	–

Total assets	75,000,297	150,753,641	62,118,547	21,043,390	23,120,461	28,454,902	3,865,894	118,171,214

Liabilities:

Payables:

Investments purchased	149,753	–	751,704	–	–		–	–
Fund shares repurchased	8,467	19,130	14,897	1,598	1,506	2,748	100	38,390
Advisory agreement fees	12,472	25,031	10,096	7,165	9,868	12,142	1,340	30,912
Service agreement fees	15,590	31,288	12,620	2,994	6,908	8,500	837	19,577
Distribution fees - Class B	7,182	20,747	8,077	296	–	–	–	–
Distribution fees - Class C	11,926	5,089	1,562	–	–	–	–	–
Shareholder servicing fees	15,580	31,272	12,616	–	–	–	–	–
Dividends	–	–	–	–	1,923	16,754	76	–

Total liabilities	220,970	132,557	811,572	12,053	20,205	40,144	2,353	88,879

Net Assets	$74,779,327	$150,621,084	$61,306,975	$21,031,337	$23,100,256	$28,414,758	$3,863,541	$118,082,335

Net Assets consist of:

Paid-in capital	$67,806,570	$127,877,361	$48,518,982	$21,031,359	$22,064,543	$26,726,481	$3,799,229	$116,625,680
Accumulated undistributed net investment income	67,553	422,762	196,252	–	2,515	3,117	170	101,812
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	2,779,516	6,446,132	3,866,744	(22)	150,586	217,897	15,835	118,537
Net unrealized appreciation of investments (including appreciation (depreciation) of foreign currency related transactions)	4,125,688	15,874,829	8,724,997	–	882,612	1,467,263	48,307	1,236,306

Net Assets	$74,779,327	$150,621,084	$61,306,975	$21,031,337	$23,100,256	$28,414,758	$3,863,541	$118,082,335

Class A Shares:

Net Assets	$44,438,274	$109,147,810	$45,697,244	$20,570,100
Shares of beneficial interest outstanding	3,983,774	8,897,257	3,567,204	20,570,112
Net Asset Value and redemption price per share	$11.15	$12.27	$12.81	$1.00
Sales charge of offering price[2]	0.68	0.75	0.78	–

Maximum offering price per share	$11.83	$13.02	$13.59	$1.00

Class B Shares:

Net Assets	$11,393,142	$33,235,439	$13,062,429	$461,237
Shares of beneficial interest outstanding	1,017,742	2,725,449	1,035,754	461,225
Net Asset Value and redemption price per share[3]	$11.19	$12.19	$12.61	$1.00

Class C Shares:

Net Assets	$18,947,911	$8,237,835	$2,547,302
Shares of beneficial interest outstanding	1,691,656	675,151	201,875
Net Asset Value and redemption price per share[3]	$11.20	$12.20	$12.62

Class Y Shares:

Net Assets					$23,100,256	$28,414,758	$3,863,541	$118,082,335
Shares of beneficial interest outstanding					1,973,714	2,564,332	365,322	10,694,185
Net Asset Value and redemption price per share[3]					$11.70	$11.08	$10.58	$11.04

[1]	See Note 11 for information on affiliated issuers.
[2]	Sales charge of offering price is 5.75% for the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

45

Madison Funds | October 31, 2014

Statements of Assets and Liabilities as of October 31, 2014

					Covered Call &
	Core	Corporate	High	Diversified	Equity	Dividend	Large Cap
	Bond	Bond	Income	Income	Income	Income	Value	Investors
	Fund	Fund	Fund	Fund	Fund [1]	Fund	Fund	Fund

Assets:

Investments:
Investments at cost
Unaffiliated issuers	$217,139,853	$26,448,117	$30,367,883	$121,034,736	$62,047,420	$16,820,287	$161,922,278	$141,856,728
Net unrealized appreciation (depreciation)
Unaffiliated issuers	6,949,566	578,065	576,295	23,626,710	(967,357)	4,669,647	39,443,845	27,356,277

Total investments at value	224,089,419	27,026,182	30,944,178	144,661,446	61,080,063	21,489,934	201,366,123	169,213,005
Foreign currency (cost of $340 and $40,618, respectively)(Note 2)	–	–	–	–	–	–	–	–
Receivables:
Investments sold	–	–	–	934,946	149,397	271,579	3,282,006	4,203,452
Fund shares sold	87,833	–	188,918	33,008	316,284	–	51,034	74,262
Dividends and interest	1,731,985	247,507	507,558	678,560	39,762	22,698	154,370	117,135
Due from Adviser	–	–	–	–	–	2,636	–	21,190

Total assets	225,909,237	27,273,689	31,640,654	146,307,960	61,585,506	21,786,847	204,853,533	173,629,044
Liabilities:

Bank overdrafts	–	–	–	–	–	–	–	–
Payables:
Investments purchased	299,709	199,806	250,000	862,064	–	249,284	836,171	–
Fund shares repurchased	5,308	250	90,608	4,664	5,657	–	21,644	120,423
Advisory agreement fees	94,106	9,192	14,446	78,559	40,115	13,178	96,520	100,036
Management fees	–	–	–	–	–	–	–	–
Service agreement fees	28,231	5,745	5,253	24,172	7,065	6,150	63,177	49,528
Distribution fees - Class B	2,199	–	1,438	8,994	–	–	2,968	–
Distribution fees - Class C	–	–	–	7,194	2,949	–	–	–
Shareholder servicing fees	7,976	–	6,505	33,593	3,261	–	15,331	257
Dividends	253,500	48,618	21,328	1,868	–	–	–	–
Accrued expenses and other payables	–	–	–	–	–	–	–	–
Options written, at value (premium received $1,197,123) (Note 6)	–	–	–	–	1,305,539	–	–	–

Total liabilities	691,029	263,611	389,578	1,021,108	1,364,586	268,612	1,035,811	270,244

Net Assets	$225,218,208	$27,010,078	$31,251,076	$145,286,852	$60,220,920	$21,518,235	$203,817,722	$173,358,800

Net Assets consist of:

Paid-in capital	$216,328,731	$26,388,763	$28,959,786	$122,295,635	$59,508,532	$15,632,927	$135,879,651	$113,859,568
Accumulated undistributed net investment income	20,861	2,635	6,596	1,901	–	2,201	1,412,067	702,331
Accumulated net realized gain (loss) on investments sold and foreign currency related
transactions	1,919,050	40,615	1,708,399	(637,394)	1,788,161	1,213,460	27,082,159	31,440,624
Net unrealized appreciation (depreciation) of investments (including appreciation
(depreciation) of foreign currency related transactions)	6,949,566	578,065	576,295	23,626,710	(1,075,773)	4,669,647	39,443,845	27,356,277

Net Assets	$225,218,208	$27,010,078	$31,251,076	$145,286,852	$60,220,920	$21,518,235	$203,817,722	$173,358,800

Class A Shares:

Net Assets	$33,972,936		$28,596,309	$119,364,030	$11,373,084		$70,495,106	$1,339,611
Shares of beneficial interest outstanding	3,314,539		4,211,530	8,068,355	1,145,970		3,675,984	53,558
Net Asset Value and redemption price per share	$10.25		$6.79	$14.79	$9.92		$19.18	$25.01
Sales charge of offering price[2]	0.48		0.32	0.90	0.61		1.17	1.53

Maximum offering price per share	$10.73		$7.11	$15.69	$10.53		$20.35	$26.54

Class B Shares:

Net Assets	$3,444,726		$2,267,198	$14,378,283			$4,866,494
Shares of beneficial interest outstanding	335,977		326,429	966,172			258,336
Net Asset Value and redemption price per share[3]	$10.25		$6.95	$14.88			$18.84

Class C Shares:

Net Assets				$11,544,539	$4,804,814
Shares of beneficial interest outstanding				776,061	493,245
Net Asset Value and redemption price per share[3]				$14.88	$9.74

Class Y Shares:

Net Assets	$187,790,125	$27,010,078	$387,569		$43,890,780	$21,518,235	$128,456,122	$166,819,414
Shares of beneficial interest outstanding	18,370,574	2,349,829	57,583		4,374,076	912,021	6,690,482	6,653,593
Net Asset Value and redemption price per share[3]	$10.22	$11.49	$6.73		$10.03	$23.59	$19.20	$25.07

Class R6 Shares:

Net Assets	$10,421				$152,242			$5,199,775
Shares of beneficial interest outstanding	1,018				15,136			206,852
Net Asset Value and redemption price per share[3]	$10.24				$10.06			$25.14

Class I Shares:

Net Assets
Shares of beneficial interest outstanding
Net Asset Value and redemption price per share
[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2]	Sales charge of offering price is 4.50% for the Core Bond and High Income Funds and 5.75% for the Diversified Income Fund, Covered Call & Equity Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap Fund and International Stock Funds.
[3]	If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

46

Madison Funds | October 31, 2014

Statements of Assets and Liabilities as of October 31, 2014

					Hansberger	Madison	Madison	Madison	Madison
Large Cap			NorthRoad	International	International	Target	Target	Target	Target
Growth	Mid Cap	Small Cap	International	Stock	Growth	Retirement	Retirement	Retirement	Retirement
Fund	Fund	Fund	Fund	Fund	Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

$141,458,338	$212,765,619	$56,278,099	$43,087,441	$26,746,207	$145,911,249	$56,626,041	$72,757,041	$50,485,159	$18,741,332

44,210,861	77,820,959	10,703,171	1,369,770	5,496,740	10,770,628	5,286,416	10,006,673	8,380,947	2,517,962

185,669,199	290,586,578	66,981,270	44,457,211	32,242,947	156,681,877	61,912,457	82,763,714	58,866,106	21,259,294
–	–	–	–	340	40,27 5	–	–	–	–

4,403,055	–	75,382	1,186,857	917,461	–	1,209,341	1,634,081	1,134,956	393,507
5,132	353,578	65,865	–	1,213	115,556	–	–	–	–
106,335	71,689	30,972	109,914	151,754	362,060	7,820	6,673	2,194	–
–	–	–	–	–	–	–	–	–	–

190,183,721	291,011,845	67,153,489	45,753,982	33,313,715	157,199,768	63,129,618	84,404,468	60,003,256	21,652,801

–	–	–	258,84 6	–	–	–	–	–	–

2,788,642	–	2,550,065	–	227,552	15,791	1,149,639	1,531,795	1,086,114	382,038
31,580	75,223	100,000	27,850	23,653	21	–	–	–	–
113,713	177,742	49,871	30,853	29,927	108,701	–	–	–	–
–	–	–	–	–	–	13,024	17,080	12,140	4,333
30,324	93,222	12,468	11,128	8,551	291,875	2,605	3,416	2,428	866
2,889	2,598	313	–	1,275	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
14,023	12,450	832	–	5,157	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–
–	–	–	–	6,685	2,833	–	–	–	–
–	–	–	–	–	–	–	–	–	–

2,981,171	361,235	2,713,549	328,677	302,800	419,221	1,165,268	1,552,291	1,100,682	387,237

$187,202,550	$290,650,610	$64,439,940	$45,425,305	$33,010,915	$156,780,547	$61,964,350	$82,852,177	$58,902,574	$21,265,564

$128,146,081	$166,601,233	$51,301,171	41,649,117	$28,198,197	$198,254,738	$56,447,299	$71,684,427	$49,468,023	$18,388,338
517,059	–	274,955	748,357	781,469	2,240,888	185,951	252,295	176,278	58,479

14,328,549	46,228,418	2,160,650	1,659,628	(1,448,997)	(54,469,526)	44,684	908,782	877,326	300,785

44,210,861	77,820,959	10,703,164	1,368,203	5,480,246	10,754,447	5,286,416	10,006,673	8,380,947	2,517,962

$187,202,550	$290,650,610	$64,439,940	$45,425,305	$33,010,915	$156,780,547	$61,964,350	$82,852,177	$58,902,574	$21,265,564

$64,467,418	$57,116,640	$3,639,150		$23,012,495
2,743,008	5,839,654	239,285		1,743,670
$23.50	$9.78	$15.21		$13.20
1.43	0.60	0.93		0.81

$24.93	$10.38	$16.14		$14.01

$4,726,111	$4,234,565	$521,763		$2,060,755
225,211	487,459	35,798		159,907
$20.99	$8.69	$14.58		$12.89

$118,009,021	$224,181,057	$60,279,027	$36,751,200	$7,937,665	$2,941,629
4,975,801	22,407,958	3,950,959	3,184,651	600,510	176,405
$23.72	$10.00	$15.26	$11.54	$13.22	$16.68

	$5,118,348		$8,674,105			$61,964,350	$82,852,177	$58,902,574	$21,265,564
	508,543		747,584			6,197,958	8,295,524	5,900,351	2,131,040
	$10.06		$11.60			$10.00	$9.99	$9.98	$9.98

					$153,838,918
					9,214,484
					$16.70

See accompanying Notes to Financial Statements.

47

Madison Funds | October 31, 2014

Statements of Operations for the Year Ended October 31, 2014

	Conservative	Moderate	Aggressive	Cash	Tax-Free	Tax-Free	Government	High Quality
	Allocation	Allocation	Allocation	Reserves	Virginia	National	Bond	Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest	$1	$1	$–	$16,377	$808,738	$980,456	$63,010	$1,873,652
Dividends
Unaffiliated issuers	921,086	1,736,124	640,841	–	–	–	–	–
Affiliated issuers[2]	566,313	798,825	210,658	–	–	–	–	–
Less: Foreign taxes withheld	–	–	–	–	–	–	–	–

Total investment income	1,487,399	2,534,949	851,499	16,377	808,738	980,456	63,010	1,873,652
Expenses:[3]
Advisory agreement fees	145,885	298,066	119,129	90,567	116,091	140,212	16,392	376,518
Service agreement fees	182,356	372,583	148,912	33,963	81,263	98,148	10,245	238,461
Distribution fees - Class B	86,512	250,972	97,188	3,960	–	–	–	–
Distribution fees - Class C	135,209	58,964	18,008	–	–	–	–	–
Shareholder servicing fees - Class A	108,416	269,218	110,503	–	–	–	–	–
Shareholder servicing fees - Class B	28,837	83,657	32,396	–	–	–	–	–
Shareholder servicing fees - Class C	45,070	19,655	6,003	–	–	–	–	–
Other expenses	121	320	–	180	–	–	5	354

Total expenses before reimbursement/waiver	732,406	1,353,435	532,139	128,670	197,354	238,360	26,642	615,333

Less reimbursement/waiver[4]	–	–	–	(112,293)	–	–	(4,098)	–

Total expenses net of reimbursement/waiver	732,406	1,353,435	532,139	16,377	197,354	238,360	22,544	615,333

Net Investment Income (Loss)	754,993	1,181,514	319,360	–	611,384	742,096	40,466	1,258,319
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including net realized gain (loss) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	–
Unaffiliated issuers	894,060	4,707,724	2,231,632	–	150,594	224,828	17,011	118,611
Affiliated issuers[2]	2,515,083	7,528,173	2,883,773	–	–	–	–	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	73,375	102,478	34,588	–	–	–	–	–
Affiliated issuers[2]	374,496	1,594,382	775,254	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options	–	–	–	–	–	–	–	–
Unaffiliated issuers	612,373	(799,571)	(248,544)	–	550,339	801,303	(28,970)	(29,887)
Affiliated issuers[2]	(1,052,354)	(3,203,348)	(668,749)	–	–	–	–	–

Net Realized and Unrealized Gain (Loss) on Investments and Option Transactions	3,417,033	9,929,838	5,007,954	–	700,933	1,026,131	(11,959)	88,724

Net Increase (Decrease) in Net Assets from Operations	$4,172,026	$11,111,352	$5,327,314	$–	$1,312,317	$1,768,227	$28,507	$1,347,043

[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2]	See Note 11 for information on affiliated issuers.
[3]	See Note 3 for information on expenses.
[4]	See Note 3 for more information on these waivers.

See accompanying Notes to Financial Statements.

48

Madison Funds | October 31, 2014

Statements of Operations for the Year Ended October 31, 2014

Core	Corporate	High	Diversified	Covered Call &	Dividend	Large Cap		Large Cap	Mid	Small	NorthRoad	International
Bond	Bond	Income	Income	Equity Income	Income	Value	Investors	Growth	Cap	Cap	International	Stock
Fund	Fund	Bond Fund	Bond Fund	Fund[1]	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$5,550,383	$681,517	$2,511,297	$1,625,306	$697	$–	$3	$4	$5	$11	$1	$3	$1

–	–	–	2,080,525	396,289	535,441	4,011,389	2,748,512	2,282,599	3,043,289	1,019,059	1,352,169	1,809,377
–	–	–	–	–	–	–	–	–	–	–	–	–
–	–	–	(10,665)	(3,417)	(2,540)	(37,564)	(92,027)	(16,830)	(23,121)	–	(103,531)	(167,626)

5,550,383	681,517	2,511,297	3,695,166	393,569	532,901	3,973,828	2,656,489	2,265,774	3,020,179	1,019,060	1,248,641	1,641,752

936,232	94,871	227,932	888,147	347,708	153,153	1,188,849	1,371,411	1,219,387	2,320,443	554,636	338,723	601,051
280,858	59,295	82,884	273,276	61,201	71,471	778,155	694,263	325,170	1,218,486	138,659	124,481	171,729
28,745	–	17,471	107,933	26,235	–	38,011	–	36,768	35,704	3,928	–	18,606
–	–	–	70,717	–	–	–	–	–	–	–	–	–
90,565	–	74,338	281,893	22,712	–	175,348	2,120	155,150	144,601	11,199	–	63,659
9,575	–	5,824	35,944	–	–	12,642	–	12,239	11,901	1,309	–	6,202
–	–	–	23,572	8,745	–	–	–	–	–	–	–	–
33	–	29	–	36	–	–	–	–	147	2	1,685	129

1,346,008	154,166	408,478	1,681,482	466,637	224,624	2,193,005	2,067,794	1,748,714	3,731,282	709,733	464,889	861,376

–	–	–	–	–	(30,631)	–	(300,039)	–	–	–	–	–

1,346,008	154,166	408,478	1,681,482	466,637	193,993	2,193,005	1,767,755	1,748,714	3,731,282	709,733	464,889	861,376

4,204,375	527,351	2,102,819	2,013,684	(73,068)	338,908	1,780,823	888,734	517,060	(711,103)	309,327	783,752	780,376

–	–	–	–	2,601,712	–	–	–	–	–	–	–	–
2,118,236	65,662	1,708,404	5,595,030	1,789,531	1,215,981	33,719,665	31,504,261	14,683,779	51,687,953	4,258,634	1,651,193	10,955,287
–	–	–	–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–	–	–	–	–	–
–	–	–	–	(10,239)	–	–	–	–	–	–	–	–
(181,307)	371,880	(1,532,500)	2,951,218	(805,240)	784,431	(9,008,042)	(4,278,949)	8,479,224	(19,200,340)	(656,750)	(4,183,840)	(9,847,171)
–	–	–	–	–	–	–	–	–	–	–	–	–

1,936,929	437,542	175,904	8,546,248	3,575,764	2,000,412	24,711,623	27,225,312	23,163,003	32,487,613	3,601,884	(2,532,647)	1,108,116

$6,141,304	$964,893	$2,278,723	$10,559,932	$3,502,696	$2,339,320	$26,492,446	$28,114,046	$23,680,063	$31,776,510	$3,911,211	$(1,748,895)	$1,888,492

See accompanying Notes to Financial Statements.

49

Madison Funds | October 31, 2014

Statements of Operations

	Hansberger		Madison	Madison	Madison	Madison
	International		Target	Target	Target	Target
	Growth		Retirement	Retirement	Retirement	Retirement
	Fund*		2020 Fund	2030 Fund	2040 Fund	2050 Fund

	Year	Year	Period From	Period From	Period From	Period From
	Ended	Ended	August 29 to	August 29 to	August 29 to	August 29 to
	December 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2014[1]	2013	2014[2]	2014[2]	2014[2]	2014[2]

Investment Income:
Interest	$7	$50	$–	$–	$–	$–
Dividends
Unaffiliated issuers	4,650,985	7,604,177	218,207	294,904	206,441	69,212
Less: Foreign taxes withheld	(358,542)	(536,898)	–	–	–	–

Total investment income	4,292,450	7,067,329	218,207	294,904	206,441	69,212
Expenses:
Advisory agreement fees	1,372,529	2,669,469	–	–	–	–
Management fees	–	–	26,880	35,508	25,136	8,944
Service agreement fees	360,097	626,995	5,376	7,101	5,027	1,789
Interest expense	10,617	57,702	–	–	–	–
Other expenses	13,023	24,084	–	–	–	–

Total expenses before reimbursement/waiver	1,756,266	3,378,250	32,256	42,609	30,163	10,733

Less reimbursement/waiver	(19,694)	(19,912)	–	–	–	–

Total expenses net of reimbursement/waiver	1,736,572	3,358,338	32,256	42,609	30,163	10,733

Net Investment Income	2,555,878	3,708,991	185,951	252,295	176,278	58,479
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	19,367,136	43,393,169	561,840	1,522,964	1,401,274	408,755
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(38,589,621)	6,406,886	(791,797)	(1,906,515)	(1,699,031)	(509,226)

Net Realized and Unrealized Gain (Loss) on Investments and Option Transactions	(19,222,485)	49,800,055	(229,957)	(383,551)	(297,757)	(100,471)

Net Increase (Decrease) in Net Assets from Operations	$(16,666,607)	$53,509,046	$(44,006)	$(131,256)	$(121,479)	$(41,992)

* The Statements of Operations presented herein reflect the historical operating results of the Hansberger International Series International Growth Fund through July 31, 2014. See Note 1 for a discussion of the Fund’s reorganization.
[1] Effective at the close of business on July 31, 2014, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2] Commenced investment operations August 29, 2014.

See accompanying Notes to Financial Statements.

50

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Cash Reserves Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2014	2013	2014	2013	2014	2013	2014	2013

Net Assets at beginning of period	$70,709,344	$62,239,358	$145,265,676	$128,028,167	$56,007,317	$45,166,984	$25,076,196	$12,479,952

Increase (decrease) in net assets from operations:
Net investment income	754,993	1,197,952	1,181,514	1,839,053	319,360	422,168	–	–
Net realized gain	3,857,014	2,531,257	13,932,757	7,825,823	5,925,247	3,910,706	–	–
Net change in unrealized appreciation (depreciation)	(439,981)	468,202	(4,002,919)	7,666,155	(917,293)	4,563,316	–	–

Net increase in net assets from operations	4,172,026	4,197,411	11,111,352	17,331,031	5,327,314	8,896,190	–	–

Distributions to shareholders from:
Net investment income
Class A	(545,505)	(1,804,108)	(1,325,591)	(2,245,442)	(146,020)	(695,513)	–	–
Class B	(56,958)	(328,654)	(167,155)	(508,352)	–	(148,698)	–	–
Class C	(89,391)	(416,739)	(37,587)	(87,019)	–	(15,230)	–	–

Net realized gains
Class A	(170,950)	–	–	–	–	–	–	–
Class B	(45,469)	–	–	–	–	–	–	–
Class C	(68,404)	–	–	–	–	–	–	–

Total distributions	(976,677)	(2,549,501)	(1,530,333)	(2,840,813)	(146,020)	(859,441)	–	–

Capital Stock transactions:
Class A Shares
Shares sold	7,253,706	7,155,245	10,239,076	13,383,799	5,059,417	6,370,604	3,566,314	22,752,208
Issued to shareholders in reinvestment of distributions	710,504	1,788,336	1,315,643	2,228,327	145,468	693,978	–	–
Shares redeemed	(7,780,575)	(9,477,739)	(14,186,325)	(14,235,720)	(4,926,145)	(4,761,139)	(7,548,377)	(9,853,826)

Net increase (decrease) from capital stock transactions	183,635	(534,158)	(2,631,606)	1,376,406	278,740	2,303,443	(3,982,063)	12,898,382

Class B Shares
Shares sold	1,340,049	2,998,726	3,345,756	4,490,173	1,282,352	1,250,645	387,839	639,211
Issued to shareholders in reinvestment of distributions	101,955	327,565	166,921	506,855	–	148,453	–	–
Shares redeemed	(2,124,420)	(1,569,605)	(5,492,795)	(5,078,958)	(1,672,008)	(1,656,331)	(450,635)	(941,349)

Net increase (decrease) from capital stock transactions	(682,416)	1,756,686	(1,980,118)	(81,930)	(389,656)	(257,233)	(62,796)	(302,138)

Class C Shares
Shares sold	3,563,170	7,752,363	1,389,856	2,693,759	442,054	861,083
Issued to shareholders in reinvestment of distributions	156,682	414,428	35,303	81,665	–	14,083
Shares redeemed	(2,346,437)	(2,567,243)	(1,039,046)	(1,322,609)	(212,774)	(117,792)

Net increase from capital stock transactions	1,373,415	5,599,548	386,113	1,452,815	229,280	757,374

Total net increase (decrease) from capital stock transactions	874,634	6,822,076	(4,225,611)	2,747,291	118,364	2,803,584	(4,044,859)	12,596,244

Total increase (decrease) in net assets	4,069,983	8,469,986	5,355,408	17,237,509	5,299,658	10,840,333	(4,044,859)	12,596,244

Net Assets at end of period	$74,779,327	$70,709,344	$150,621,084	$145,265,676	$61,306,975	$56,007,317	$21,031,337	$25,076,196

Undistributed net investment income (loss)	$67,553	$–	$422,762	$674,950	$196,252	$(12,064)	$–	$–

Capital Share transactions:
Class A Shares
Shares sold	662,930	679,481	863,775	1,237,434	412,704	593,674	3,566,314	22,749,903
Issued to shareholders in reinvestment of distributions	65,219	171,989	112,641	217,185	11,983	69,537	–	–
Shares redeemed	(711,202)	(902,855)	(1,193,833)	(1,318,870)	(399,549)	(446,895)	(7,548,377)	(9,853,826)

Net increase (decrease) in shares outstanding	16,947	(51,385)	(217,417)	135,749	25,138	216,316	(3,982,063)	12,896,077

Class B Shares
Shares sold	122,280	283,652	282,906	416,394	105,674	116,994	387,839	636,399
Issued to shareholders in reinvestment of distributions	9,354	31,310	14,291	49,401	–	14,950	–	–
Shares redeemed	(193,708)	(148,807)	(463,855)	(471,435)	(136,891)	(155,234)	(450,635)	(941,348)

Net increase (decrease) in shares outstanding	(62,074)	166,155	(166,658)	(5,640)	(31,217)	(23,290)	(62,796)	(304,949)

Class C Shares
Shares sold	325,243	733,013	117,752	247,406	36,637	81,215
Issued to shareholders in reinvestment of distributions	14,369	39,597	3,020	7,952	–	1,416
Shares redeemed	(213,865)	(243,804)	(87,784)	(123,344)	(17,247)	(11,102)

Net increase in shares outstanding	125,747	528,806	32,988	132,014	19,390	71,529

See accompanying Notes to Financial Statements.

51

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Tax-Free Virginia Fund*			Tax-Free National Fund*			Government Bond Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	September 30,	October 31,	October 31,	September 30,	October 31,	October 31,	December 31,
	2014	2013[1]	2013	2014	2013[1]	2013	2014	2013[2]	2012

Net Assets at beginning of period	$23,407,619	$23,215,375	$26,117,230	$27,805,398	$28,328,309	$31,526,202	$4,364,033	$6,123,246	$5,328,364

Increase (decrease) in net assets from operations:
Net investment income	611,384	50,900	671,333	742,096	66,147	882,259	40,466	48,815	78,933
Net realized gain (loss)	150,594	134	375,573	224,828	(6,918)	127,137	17,011	19,095	11,280
Net change in unrealized appreciation (depreciation)	550,339	91,117	(1,727,417)	801,303	92,739	(1,915,420)	(28,970)	(95,974)	(9,925)

Net increase (decrease) in net assets from operations	1,312,317	142,151	(680,511)	1,768,227	151,968	(906,024)	28,507	(28,064)	80,288

Distributions to shareholders from:
Net investment income
Class Y	(611,560)	(51,047)	(668,495)	(742,302)	(66,564)	(878,519)	(41,671)	(50,235)	(78,933)
Net realized gains
Class Y	(375,715)	–	(182,600)	(127,150)	–	(209,589)	(16,815)	–	(14,284)

Total distributions	(987,275)	(51,047)	(851,095)	(869,452)	(66,564)	(1,088,108)	(58,486)	(50,235)	(93,217)

Capital Stock transactions:
Class Y Shares
Shares sold	393,632	144,304	682,000	1,143,659	38,022	2,694,374	290,562	441,944	2,333,762
Issued to shareholders in reinvestment of distributions	944,525	48,689	812,522	629,479	47,488	799,526	57,084	49,100	90,774
Shares redeemed	(1,970,562)	(91,853)	(2,864,771)	(2,062,553)	(693,825)	(4,697,661)	(818,159)	(2,171,958)	(1,616,725)

Net increase (decrease) from capital stock transactions	(632,405)	101,140	(1,370,249)	(289,415)	(608,315)	(1,203,761)	(470,513)	(1,680,914)	807,811

Total net increase (decrease) from capital stock transactions	(632,405)	101,140	(1,370,249)	(289,415)	(608,315)	(1,203,761)	(470,513)	(1,680,914)	807,811

Total increase (decrease) in net assets	(307,363)	192,244	(2,901,855)	609,360	(522,911)	(3,197,893)	(500,492)	(1,759,213)	794,882

Net Assets at end of period	$23,100,256	$23,407,619	$23,215,375	$28,414,758	$27,805,398	$28,328,309	$3,863,541	$4,364,033	$6,123,246

Undistributed net investment income	$2,515	$2,691	$2,838	$3,117	$3,323	$3,740	$170	$202	$–

Capital Share transactions:
Class Y Shares
Shares sold	34,165	12,585	56,915	105,412	3,556	242,273	27,439	41,221	215,243
Issued to shareholders in reinvestment of distributions	82,623	4,219	68,072	58,172	4,426	71,600	5,404	4,593	8,377
Shares redeemed	(170,870)	(7,981)	(238,995)	(189,820)	(65,004)	(422,286)	(77,291)	(203,025)	(149,294)

Net increase (decrease) in shares outstanding	(54,082)	8,823	(114,008)	(26,236)	(57,022)	(108,413)	(44,448)	(157,211)	74,326

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1] The fiscal year end of the Fund changed to October 31. Disclosure represents 1 month of information.
[2] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

52

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	High Quality Bond Fund*			Core Bond Fund		Corporate Bond Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	December 31,	October 31,	October 31,	October 31,	October 31,	December 31,
	2014	2013[1]	2012	2014	2013[2]	2014	2013[1]	2012

Net Assets at beginning of period	$132,687,696	$109,693,730	$104,848,636	$153,794,099	$126,245,592	$19,742,741	$19,812,541	$17,550,454

Increase (decrease) in net assets from operations:
Net investment income	1,258,319	937,344	1,261,288	4,204,375	3,313,167	527,351	337,087	385,213
Net realized gain (loss)	118,611	485,009	667,181	2,118,236	943,321	65,662	(25,047)	47,118
Net change in unrealized appreciation (depreciation)	(29,887)	(1,499,017)	264,756	(181,307)	(6,261,697)	371,880	(615,077)	606,580

Net increase in net assets from operations	1,347,043	(76,664)	2,193,225	6,141,304	(2,005,209)	964,893	(303,037)	1,038,911

Distributions to shareholders from:
Net investment income
Class A	–	–	–	(768,317)	(1,048,053)	–	–	–
Class B	–	–	–	(52,861)	(90,408)	–	–	–
Class Y	(1,276,087)	(817,764)	(1,261,288)	(3,578,402)	(2,159,510)	(526,572)	(335,226)	(385,213)
Class R6	–	–	–	(245)	(131)	–	–	–
Net realized gains
Class A	–	–	–	(183,135)	–	–	–	–
Class B	–	–	–	(20,191)	–	–	–	–
Class Y	(484,991)	(228,548)	(385,849)	(577,721)	–	–	(38,809)	(8,314)
Class R6	–	–	–	(48)	–	–	–	–

Total distributions	(1,761,078)	(1,046,312)	(1,647,137)	(5,180,920)	(3,298,102)	(526,572)	(374,035)	(393,527)

Capital Stock transactions:
Class A Shares
Shares sold				2,647,156	6,117,642
Issued to shareholders in reinvestment of distributions				891,515	990,178
Shares redeemed				(9,743,095)	(10,705,316)

Net decrease from capital stock transactions				(6,204,424)	(3,597,496)

Class B Shares
Shares sold				154,398	905,422
Issued to shareholders in reinvestment of distributions				72,102	89,203
Shares redeemed				(1,221,097)	(2,396,138)

Net decrease from capital stock transactions				(994,597)	(1,401,513)

Class Y Shares
Shares sold	57,687,784	72,721,520	31,070,711	92,417,586	60,487,970	7,198,487	1,021,608	1,595,553
Issued to shareholders in reinvestment of distributions	640,280	313,545	429,590	1,122,533	470,565	23,415	22,320	21,405
Shares redeemed	(72,519,390)	(48,918,123)	(27,201,295)	(15,877,666)	(23,118,119)	(392,886)	(436,656)	(255)

Net increase (decrease) from capital stock transactions	(14,191,326)	24,116,942	4,299,006	77,662,453	37,840,416	6,829,016	607,272	1,616,703

Class R6 Shares
Shares sold				–	10,280
Issued to shareholders in reinvestment of distributions				293	131

Net increase from capital stock transactions				293	10,411

Total net increase (decrease) from capital stock transactions	(14,191,326)	24,116,942	4,299,006	70,463,725	32,851,818	6,829,016	607,272	1,616,703

Total increase (decrease) in net assets	(14,605,361)	22,993,966	4,845,094	71,424,109	27,548,507	7,267,337	(69,800)	2,262,087

Net Assets at end of period	$118,082,335	$132,687,696	$109,693,730	$225,218,208	$153,794,099	$27,010,078	$19,742,741	$19,812,541

Undistributed net investment income	$101,812	$119,580	$–	$20,861	$17,205	$2,635	$1,856	$–

Capital Share transactions:
Class A Shares
Shares sold				259,612	581,717
Issued to shareholders in reinvestment of distributions				87,908	95,192
Shares redeemed				(959,431)	(1,033,573)

Net decrease in shares outstanding				(611,911)	(356,664)

Class B Shares
Shares sold				15,174	85,970
Issued to shareholders in reinvestment of distributions				7,120	8,560
Shares redeemed				(120,166)	(231,432)

Net decrease in shares outstanding				(97,872)	(136,902)

Class Y Shares
Shares sold	5,229,733	6,574,908	2,766,242	9,103,829	5,888,491	631,195	91,150	138,008
Issued to shareholders in reinvestment of distributions	58,387	28,263	38,279	110,849	45,770	2,053	1,959	1,852
Shares redeemed	(6,575,967)	(4,409,816)	(2,418,194)	(1,565,428)	(2,212,704)	(34,705)	(39,008)	(22)

Net increase (decrease) in shares outstanding	(1,287,847)	2,193,355	386,327	7,649,250	3,721,557	598,543	54,101	139,838

Class R6 Shares
Shares sold				–	976
Issued to shareholders in reinvestment of distributions				29	13

Net increase in shares outstanding				29	989

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2] The Core Bond Fund Class R6 commenced investment operations at the close of business on April 19, 2013.

See accompanying Notes to Financial Statements.

53

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

					Covered Call &
	High Income Fund		Diversified Income Fund		Equity Income Fund[1]		Dividend Income Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	December 31,
	2014	2013	2014	2013	2014	2013	2014	2013[2]	2012

Net Assets at beginning of period	$48,544,980	$83,165,229	$126,549,734	$102,262,963	$39,239,210	$88,706,560	$18,657,813	$13,263,105	$11,188,990

Increase (decrease) in net assets from operations:
Net investment income (loss)	2,102,819	3,494,494	2,013,684	1,851,627	(73,068)	61,767	338,908	224,734	244,281
Net realized gain	1,708,404	2,697,239	5,595,030	3,390,112	4,391,243	4,251,812	1,215,981	568,491	235,265
Net change in unrealized appreciation (depreciation)	(1,532,500)	(2,376,016)	2,951,218	8,185,648	(815,479)	3,247,317	784,431	2,558,889	781,331

Net increase in net assets from operations	2,278,723	3,815,717	10,559,932	13,427,387	3,502,696	7,560,896	2,339,320	3,352,114	1,260,877

Distributions to shareholders from:
Net investment income
Class A	(1,532,619)	(1,722,670)	(1,833,076)	(1,713,630)	(575,155)	(892)	–	–	–
Class B	(99,991)	(133,459)	(126,493)	(142,080)	–	–	–	–	–
Class C	–	–	(82,200)	(29,799)	(238,449)	–	–	–	–
Class Y	(474,514)	(1,973,374)	–	–	(1,729,015)	(61,813)	(338,908)	(214,322)	(244,281)
Class R6	–	–	–	–	(7,480)	(113)	–	–	–
Net realized gains						–	–	–	–
Class A	(1,402,074)	–	–	–	(244,921)	(624,953)	–	–	–
Class B	(114,583)	–	–	–	–	–	–	–	–
Class C	–	–	–	–	(81,744)	(98,599)	–	–	–
Class Y	(865,371)	–	–	–	(829,777)	(5,073,282)	(554,711)	–	(555,330)
Class R6	–	–	–	–	(3,628)	(9,841)	–	–	–

Total distributions	(4,489,152)	(3,829,503)	(2,041,769)	(1,885,509)	(3,710,169)	(5,869,493)	(893,619)	(214,322)	(799,611)

Capital Stock transactions:
Class A Shares
Shares sold	4,650,169	3,853,085	18,548,756	19,211,028	4,129,974	2,258,951
Issued to shareholders in reinvestment of distributions	2,501,528	1,417,390	1,795,214	1,682,354	788,884	615,714
Shares redeemed	(5,646,298)	(3,804,071)	(13,553,386)	(12,131,402)	(1,031,688)	(1,791,345)

Net increase from capital stock transactions	1,505,399	1,466,404	6,790,584	8,761,980	3,887,170	1,083,320

Class B Shares
Shares sold	321,030	402,209	2,215,483	2,997,466
Issued to shareholders in reinvestment of distributions	181,701	114,110	126,014	141,362
Shares redeemed	(685,506)	(947,516)	(3,154,179)	(4,651,903)

Net decrease from capital stock transactions	(182,775)	(431,197)	(812,682)	(1,513,075)

Class C Shares
Shares sold			5,377,576	5,580,463	2,482,092	1,638,719
Issued to shareholders in reinvestment of distributions			80,942	29,557	256,128	78,678
Shares redeemed			(1,217,465)	(114,032)	(120,714)	(20,703)

Net increase from capital stock transactions			4,241,053	5,495,988	2,617,506	1,696,694

Class Y Shares
Shares sold	1,311,977	4,295,011			29,632,400	13,315,193	4,344,388	3,351,462	2,158,121
Issued to shareholders in reinvestment of distributions	35,460	7,519			993,428	605,478	861,540	205,258	766,208
Shares redeemed	(17,753,536)	(39,944,200)			(15,977,429)	(67,867,077)	(3,791,207)	(1,299,804)	(1,311,480)

Net increase (decrease) from capital stock transactions	(16,406,099)	(35,641,670)			14,648,399	(53,946,406)	1,414,721	2,256,916	1,612,849

Class R6 Shares
Shares sold					25,000	346,119
Issued to shareholders in reinvestment of distributions					11,108	9,954
Shares redeemed					–	(348,434)

Net increase from capital stock transactions					36,108	7,639

Total net increase (decrease) from capital stock transactions	(15,083,475)	(34,606,463)	10,218,955	12,744,893	21,189,183	(51,158,753)	1,414,721	2,256,916	1,612,849

Total increase (decrease) in net assets	(17,293,904)	(34,620,249)	18,737,118	24,286,771	20,981,710	(49,467,350)	2,860,422	5,394,708	2,074,115

Net Assets at end of period	$31,251,076	$48,544,980	$145,286,852	$126,549,734	$60,220,920	$39,239,210	$21,518,235	$18,657,813	$13,263,105

Undistributed net investment income	$6,596	$10,901	$1,901	$1,909	$–	$23,425	$2,201	$10,412	$–

Capital Share transactions:
Class A Shares
Shares sold	677,461	536,883	1,291,377	1,449,080	413,192	229,790
Issued to shareholders in reinvestment of distributions	366,432	198,809	124,380	127,456	79,490	63,661
Shares redeemed	(822,021)	(532,019)	(942,377)	(915,027)	(103,163)	(182,360)

Net increase in shares outstanding	221,872	203,673	473,380	661,509	389,519	111,091

Class B Shares
Shares sold	45,511	54,879	153,724	224,170
Issued to shareholders in reinvestment of distributions	26,046	15,690	8,689	10,704
Shares redeemed	(96,615)	(129,848)	(219,143)	(352,661)

Net decrease in shares outstanding	(25,058)	(59,279)	(56,730)	(117,787)

Class C Shares
Shares sold			372,703	414,839	251,128	168,023
Issued to shareholders in reinvestment of distributions			5,571	2,211	26,186	8,169
Shares redeemed			(84,099)	(8,422)	(12,321)	(2,095)

Net increase in shares outstanding			294,175	408,628	264,993	174,097

Class Y Shares
Shares sold	192,649	612,069			2,943,413	1,343,132	193,006	162,564	118,437
Issued to shareholders in reinvestment of distributions	5,245	1,066			99,219	62,139	38,403	9,979	42,399
Shares redeemed	(2,602,446)	(5,631,883)			(1,574,659)	(6,825,223)	(169,660)	(63,276)	(71,446)

Net increase (decrease) in shares outstanding	(2,404,552)	(5,018,748)			1,467,973	(5,419,952)	61,749	109,267	89,390

Class R6 Shares
Shares sold					2,512	35,019
Issued to shareholders in reinvestment of distributions					1,107	1,021
Shares redeemed					–	(35,019)

Net increase in shares outstanding					3,619	1,021

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1] Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

54

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Large Cap Value Fund		Investors Fund*			Large Cap Growth Fund		Mid Cap Fund*

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	December 31,	October 31,	October 31,	October 31,	October 31,	December 31,
	2014	2013	2014	2013[1,2,3]	2012	2014	2013	2014	2013[1,4]	2012

Net Assets at beginning of period	$204,476,151	$148,849,589	$203,678,461	$35,175,535	$36,338,819	$156,356,448	$119,512,186	$323,586,628	$173,283,378	$160,327,768

Increase (decrease) in net assets from operations:
Net investment income (loss)	1,780,823	2,111,953	888,734	214,683	271,204	517,060	570,023	(711,103)	(792,271)	6,317
Net realized gain	33,719,665	9,181,786	31,504,261	7,490,857	2,058,621	14,683,779	9,063,438	51,687,953	29,382,601	10,532,602
Net change in unrealized appreciation (depreciation)	(9,008,042)	25,256,674	(4,278,949)	3,009,370	2,486,753	8,479,224	17,581,080	(19,200,340)	26,386,047	14,509,191

Net increase in net assets from operations	26,492,446	36,550,413	28,114,046	10,714,910	4,816,578	23,680,063	27,214,541	31,776,510	54,976,377	25,048,110

Distributions to shareholders from:
Net investment income
Class A	(558,942)	(807,513)	(256)	–	–	(1)	(188,549)	–	–	–
Class B	(2,969)	(38,341)	–	–	–	–	(10,362)	–	–	–
Class Y	(1,439,649)	(1,508,749)	(205,696)	(188,838)	(271,204)	(199,656)	(391,738)	–	–	–
Class R6	–	–	(6,296)	–	–	–	–	–	–	(6,317)
Net realized gains
Class A	–	–	(16,415)	–	–	(2,167,745)	–	(3,967,132)	–	–
Class B	–	–	–	–	–	(204,606)	–	(411,064)	–	–
Class Y	–	–	(5,995,694)	–	–	(3,413,769)	–	(17,376,994)	(9,686,917)	(6,194,230)
Class R6	–	–	(183,523)	–	–	–	–	(320,452)	(283,380)	(173,726)

Total distributions	(2,001,560)	(2,354,603)	(6,407,880)	(188,838)	(271,204)	(5,985,777)	(590,649)	(22,075,642)	(9,970,297)	(6,374,273)

Capital Stock transactions:
Class A Shares
Shares sold	5,087,856	4,838,409	1,035,158	276,137		5,417,757	4,400,109	4,513,570	54,262,185
Issued to shareholders in reinvestment of distributions	551,494	794,950	16,672	–		2,142,366	185,813	3,933,648	–
Shares redeemed	(10,428,959)	(9,375,381)	(81,568)	–		(9,129,847)	(6,296,195)	(9,757,434)	(4,137,518)

Net increase (decrease) from capital stock transactions	(4,789,609)	(3,742,022)	970,262	276,137		(1,569,724)	(1,710,273)	(1,310,216)	50,124,667

Class B Shares
Shares sold	730,039	502,521				465,516	562,968	462,609	5,808,096
Issued to shareholders in reinvestment of distributions	2,952	37,946				203,976	10,310	410,354	–
Shares redeemed	(1,691,990)	(2,153,591)				(1,515,416)	(2,249,230)	(2,141,980)	(973,076)

Net increase (decrease) from capital stock transactions	(958,999)	(1,613,124)				(845,924)	(1,675,952)	(1,269,017)	4,835,020

Class Y Shares
Shares sold	32,136,613	38,252,441	35,887,369	172,020,254	1,414,571	40,766,887	30,433,194	27,738,092	114,318,929	45,976,991
Issued to shareholders in reinvestment of distributions	1,439,649	80,022	4,069,483	170,708	252,425	3,613,425	17,971	12,242,989	6,911,778	4,420,424
Shares redeemed	(52,976,969)	(11,546,565)	(90,388,771)	(21,653,836)	(7,375,654)	(28,812,848)	(16,844,570)	(78,676,105)	(71,438,065)	(61,089,654)

Net increase (decrease) from capital stock transactions	(19,400,707)	26,785,898	(50,431,919)	150,537,126	(5,708,658)	15,567,464	13,606,595	(38,695,024)	49,792,642	(10,692,239)

Class R6 Shares
Shares sold			322,986	7,164,547				644,684	454,776	4,793,969
Issued to shareholders in reinvestment of distributions.			189,820	–				320,452	283,380	180,043
Shares redeemed			(3,076,976)	(956)				(2,327,765)	(193,315)	–

Net increase (decrease) from capital stock transactions.			(2,564,170)	7,163,591				(1,362,629)	544,841	4,974,012

Total net increase (decrease) from capital stock
transactions	(25,149,315)	21,430,752	(52,025,827)	157,976,854	(5,708,658)	13,151,816	10,220,370	(42,636,886)	105,297,170	(5,718,227)

Total increase (decrease) in net assets	(658,429)	55,626,562	(30,319,661)	168,502,926	(1,163,284)	30,846,102	36,844,262	(32,936,018)	150,303,250	12,955,610

Net Assets at end of period	$203,817,722	$204,476,151	$173,358,800	$203,678,461	$35,175,535	$187,202,550	$156,356,448	$290,650,610	$323,586,628	$173,283,378

Undistributed net investment income (loss)	$1,412,067	$1,632,373	$702,331	$25,845	$–	$517,059	$199,656	$–	$(847,847)	$–

Capital Share transactions:
Class A Shares
Shares sold	278,846	315,495	43,777	12,457		245,967	236,553	485,015	6,438,623
Issued to shareholders in reinvestment of distributions.	31,264	57,647	724	–		100,064	10,797	427,106	–
Shares redeemed	(568,779)	(622,700)	(3,400)	–		(412,845)	(337,114)	(1,041,231)	(469,859)

Net increase (decrease) in shares outstanding	(258,669)	(249,558)	41,101	12,457		(66,814)	(89,764)	(129,110)	5,968,764

Class B Shares
Shares sold	40,704	33,548				23,799	33,629	55,249	761,432
Issued to shareholders in reinvestment of distributions.	169	2,782				10,602	659	49,861	–
Shares redeemed	(94,460)	(144,053)				(77,390)	(133,338)	(258,038)	(121,045)

Net increase (decrease) in shares outstanding	(53,587)	(107,723)				(42,989)	(99,050)	(152,928)	640,387

Class Y Shares
Shares sold	1,774,354	2,431,628	1,539,785	7,820,487	79,305	1,808,577	1,539,165	2,917,626	20,312,512	3,647,804
Issued to shareholders in reinvestment of distributions.	81,705	5,807	176,780	7,784	13,601	167,599	1,037	1,302,445	518,902	342,403
Shares redeemed	(2,914,791)	(724,300)	(3,780,734)	(1,005,484)	(413,818)	(1,334,746)	(896,915)	(8,241,261)	(7,369,410)	(4,789,291)

Net increase (decrease) in shares outstanding	(1,058,732)	1,713,135	(2,064,169)	6,822,787	(320,912)	641,430	643,287	(4,021,190)	13,462,004	(799,084)

Class R6 Shares
Shares sold			13,602	321,489				67,209	271,557	358,895
Issued to shareholders in reinvestment of distributions.			8,239	–				33,982	21,195	13,889
Shares redeemed			(136,434)	(44)				(240,479)	(17,705)	–

Net increase (decrease) in shares outstanding			(114,593)	321,445				(139,288)	275,047	372,784

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2] The Investors Fund Class A commenced investment operations at the close of business on September 20, 2013.
[3] For accounting purposes, the Investors Class R6 is treated as having commenced investment operations at the close of business September 20, 2013.
[4] For accounting purposes, the Mid Cap Fund Class A and B are treated as having commenced investment operations at the close of business on April 19, 2013.

See accompanying Notes to Financial Statements.

55

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

	Small Cap Fund		NorthRoad International Fund*			International Stock Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	December 31,	October 31,	October 31,
	2014	2013	2014	2013[1]	2012	2014	2013

Net Assets at beginning of period	$50,280,101	$18,066,656	$32,628,399	$28,867,033	$1,620,854	$62,150,969	$47,501,195

Increase (decrease) in net assets from operations:
Net investment income	309,327	72,547	783,752	513,156	463,747	780,376	598,103
Net realized gain (loss)	4,258,634	2,906,731	1,651,193	835,058	(65,728)	10,955,287	2,638,423
Net change in unrealized appreciation (depreciation)	(656,750)	5,709,276	(4,183,840)	3,688,558	2,035,365	(9,847,171)	8,001,581

Net increase (decrease) in net assets from operations	3,911,211	8,688,554	(1,748,895)	5,036,772	2,433,384	1,888,492	11,238,107

Distributions to shareholders from:
Net investment income
Class A	–	(29,464)	–	–	–	(196,126)	(243,677)
Class B	–	(487)	–	–	–	(4,534)	(16,140)
Class Y	(2,317)	(154,857)	(526,648)	–	(463,551)	(341,577)	(359,912)
Class R6	–	–	(204)	–	(196)	–	–
Net realized gains
Class A	(187,370)	(185,387)	–	–	–	–	–
Class B	(20,771)	(15,426)	–	–	–	–	–
Class Y	(1,945,021)	(721,797)	(781,796)	–	–	–	–
Class R6	–	–	(302)	–	–	–	–

Total distributions	(2,155,479)	(1,107,418)	(1,308,950)	–	(463,747)	(542,237)	(619,729)

Capital Stock transactions:
Class A Shares
Shares sold	724,712	1,466,193				3,237,394	2,382,823
Issued to shareholders in reinvestment of distributions	187,260	214,851				193,731	240,555
Redemption fees	–	–				–	205
Shares redeemed	(1,874,511)	(2,176,957)				(5,088,253)	(3,521,199)

Net decrease from capital stock transactions	(962,539)	(495,913)				(1,657,128)	(897,616)

Class B Shares
Shares sold	111,058	138,984				223,658	273,668
Issued to shareholders in reinvestment of distributions	20,588	15,033				4,518	16,044
Shares redeemed	(111,768)	(67,676)				(1,135,578)	(1,137,148)

Net increase (decrease) from capital stock transactions	19,878	86,341				(907,402)	(847,436)

Class Y Shares
Shares sold	27,454,584	34,104,032	15,883,967	4,383,083	26,932,428	14,862,886	15,028,950
Issued to shareholders in reinvestment of distributions	1,418,926	110,137	319,523	–	55,504	61,110	41,891
Shares redeemed	(15,526,742)	(9,172,288)	(9,240,235)	(5,658,489)	(1,721,586)	(42,845,775)	(9,294,393)

Net increase (decrease) from capital stock transactions	13,346,768	25,041,881	6,963,255	(1,275,406)	25,266,346	(27,921,779)	5,776,448

Class R6 Shares
Shares sold			8,890,990		10,000
Issued to shareholders in reinvestment of distributions			506		196
Net increase from capital stock transactions			8,891,496		10,196

Total net increase (decrease) from capital stock transactions	12,404,107	24,632,309	15,854,751	(1,275,406)	25,276,542	(30,486,309)	4,031,396

Total increase (decrease) in net assets	14,159,839	32,213,445	12,796,906	3,761,366	27,246,179	(29,140,054)	14,649,774

Net Assets at end of period	$64,439,940	$50,280,101	$45,425,305	$32,628,399	$28,867,033	$33,010,915	$62,150,969

Undistributed net investment income	$274,955	$–	$748,357	$510,996	$–	$781,469	$552,418

Capital Share transactions:
Class A Shares
Shares sold	49,333	113,157				241,599	201,197
Issued to shareholders in reinvestment of distributions	12,602	18,538				14,425	21,345
Shares redeemed	(129,652)	(158,501)				(379,025)	(298,940)

Net decrease in shares outstanding	(67,717)	(26,806)				(123,001)	(76,398)

Class B Shares
Shares sold	7,756	10,964				16,837	23,440
Issued to shareholders in reinvestment of distributions	1,436	1,333				342	1,447
Shares redeemed	(7,981)	(5,441)				(86,152)	(98,881)

Net increase (decrease) in shares outstanding	1,211	6,856				(68,973)	(73,994)

Class Y Shares
Shares sold	1,873,671	2,546,109	1,274,876	386,462	2,766,606	1,118,323	1,246,349
Issued to shareholders in reinvestment of distributions	95,358	9,519	26,738	–	5,342	4,550	3,720
Shares redeemed	(1,056,199)	(686,093)	(779,518)	(500,302)	(170,139)	(3,150,181)	(775,527)

Net increase (decrease) in shares outstanding	912,830	1,869,535	522,096	(113,840)	2,601,809	(2,027,308)	474,542

Class R6 Shares
Shares sold			746,515		1,008
Issued to shareholders in reinvestment of distributions			42		19

Net increase in shares outstanding			746,557		1,027

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1] Effective at the close of business on April 19, 2013, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

56

Madison Funds | October 31, 2014

Statements of Changes in Net Assets

				Target	Target	Target	Target
				Retirement	Retirement	Retirement	Retirement
				2020 Fund	2030 Fund	2040 Fund	2050 Fund
	Hansberger International Growth Fund*			Period from	Period from	Period from	Period from
				August 29,	August 29,	August 29,	August 29,
	Year Ended	Year Ended	Year Ended	2014 to	2014 to	2014 to	2014 to
	October 31,	December 31,	December 31,	October 31,	October 31,	October 31,	October 31,
	2014[1]	2013	2012	2014[2]	2014[2]	2014[2]	2014[2]

Net Assets at beginning of period	$266,555,325	$522,595,541	$554,016,431	$–	$–	$–	$–

Increase (decrease) in net assets from operations:
Net investment income	2,555,878	3,708,991	7,994,679	185,951	252,295	176,278	58,479
Net realized gain	19,367,136	43,393,169	19,389,147	561,840	1,522,964	1,401,274	408,755
Net change in unrealized appreciation (depreciation)	(38,589,621)	6,406,886	69,074,719	(791,797)	(1,906,515)	(1,699,031)	(509,226)

Net increase (decrease) in net assets from operations	(16,666,607)	53,509,046	96,458,545	(44,006)	(131,256)	(121,479)	(41,992)

Distributions to shareholders from:
Net investment income
Class Y	–	(40,911)	(51,298)
Class I	–	(3,315,218)	(7,547,486)

Total distributions	–	(3,356,129)	(7,598,784)

Capital Stock transactions:
Class Y Shares
Shares sold	47,615	311,359	535,779
Issued to shareholders in reinvestment of distributions	–	40,272	50,589
Shares redeemed	(802,844)	(1,435,511)	(2,948,052)

Net decrease from capital stock transactions	(755,229)	(1,083,880)	(2,361,684)

Class R6 Shares
Shares sold				65,040,867	86,549,653	60,698,322	22,015,358
Shares redeemed				(3,032,511)	(3,566,220)	(1,674,269)	(707,802)

Net increase from capital stock transactions				62,008,356	82,983,433	59,024,053	21,307,556

Class I Shares
Shares sold	927,144	10,861,909	22,128,571
Issued to shareholders in reinvestment of distributions	–	2,748,605	5,252,756
Shares redeemed	(93,280,086)	(318,719,767)	(145,300,294)

Net decrease from capital stock transactions	(92,352,942)	(305,109,253)	(117,918,967)

Total net increase (decrease) from capital stock transactions	(93,108,171)	(306,193,133)	(120,280,651)	62,008,356	82,983,433	59,024,053	21,307,556

Total increase (decrease) in net assets	(109,774,778)	(256,040,216)	(31,420,890)	61,964,350	82,852,177	58,902,574	21,265,564

Net Assets at end of period	$156,780,547	$266,555,325	$522,595,541	$61,964,350	82,852,177	$58,902,574	$21,265,564

Undistributed net investment income (loss)	$2,240,888	$(268,082)	$(162,441)	$185,951	$252,295	$176,278	$58,479

Capital Share transactions:
Class Y Shares
Shares sold	2,674	19,024	36,698
Issued to shareholders in reinvestment of distributions	–	2,293	3,309
Shares redeemed	(45,877)	(87,609)	(204,526)

Net decrease in shares outstanding	(43,203)	(66,292)	(164,519)

Class R6 Shares
Shares sold				6,504,391	8,656,906	6,070,505	2,202,492
Shares redeemed				(306,433)	(361,382)	(170,154)	(71,452)

Net increase in shares outstanding				6,197,958	8,295,524	5,900,351	2,131,040

Class I Shares
Shares sold	54,325	623,674	1,540,482
Issued to shareholders in reinvestment of distributions	–	156,616	343,767
Shares redeemed	(5,530,183)	(19,699,473)	(10,073,420)

Net decrease in shares outstanding	(5,475,858)	(18,919,183)	(8,189,171)

*The Statements of Changes in Net Assets presented herein reflect the operating results of the Hansberger International Series International Growth Fund through July 31, 2014. See Note 1 for a discussion of the Fund’s reorganization.
[1] Effective at the close of business on July 31, 2014, the fiscal year end of the Fund changed to October 31. Disclosure represents 10 months of information.
[2] Commenced investment operations August 29, 2014.

See accompanying Notes to Financial Statements.

57

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND

	CLASS A					CLASS B					CLASS C

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$10.68	$10.43	$9.94	$10.02	$9.34	$10.71	$10.42	$9.94	$10.03	$9.34	$10.72	$10.43	$9.95	$10.04	$9.35
Income from Investment Operations:
Net investment income[1]	0.15	0.22	0.24	0.25	0.27	0.06	0.15	0.16	0.17	0.20	0.06	0.16	0.16	0.19	0.20
Net realized and unrealized gain on investments	0.50	0.48	0.50	0.04	0.70	0.51	0.47	0.50	0.05	0.71	0.51	0.46	0.50	0.03	0.71

Total from investment operations	0.65	0.70	0.74	0.29	0.97	0.57	0.62	0.66	0.22	0.91	0.57	0.62	0.66	0.22	0.91
Less Distributions:
Distributions from net investment income	(0.14)	(0.45)	(0.25)	(0.37)	(0.29)	(0.05)	(0.33)	(0.18)	(0.31)	(0.22)	(0.05)	(0.33)	(0.18)	(0.31)	(0.22)
Distributions from capital gains	(0.04)	–	–	–	–	(0.04)	–	–	–	–	(0.04)	–	–	–	–

Total distributions	(0.18)	(0.45)	(0.25)	(0.37)	(0.29)	(0.09)	(0.33)	(0.18)	(0.31)	(0.22)	(0.09)	(0.33)	(0.18)	(0.31)	(0.22)
Net increase (decrease) in net asset value	0.47	0.25	0.49	(0.08)	0.68	0.48	0.29	0.48	(0.09)	0.69	0.48	0.29	0.48	(0.09)	0.69
Net Asset Value at end of period	$11.15	$ 10.68	$10.43	$9.94	$10.02	$11.19	$10.71	$10.42	$9.94	$10.03	$11.20	$10.72	$10.43	$9.95	$10.04
Total Return (%)[2]	6.13	6.90	7.60	3.00	10.58	5.41	6.05	6.75	2.19	9.87	5.41	6.05	6.75	2.19	9.86
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$44,438	$42,353	$41,905	$35,293	$33,274	$11,393	$11,569	$9,521	$8,203	$8,363	$18,948	$16,787	$10,813	$5,846	$5,417
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.35	2.09	2.34	2.40	2.79	0.59	1.29	1.61	1.67	2.04	0.57	1.22	1.49	1.76	2.03
Portfolio turnover (%)[3]	96	69	40	26	50	96	69	40	26	50	96	69	40	26	50

	MODERATE ALLOCATION FUND

	CLASS A					CLASS B					CLASS C

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$11.50	$10.35	$9.76	$9.63	$8.77	$11.43	$10.29	$9.70	$9.58	$8.72	$11.44	$10.30	$9.71	$9.58	$8.72
Income from Investment Operations:
Net investment income[1]	0.12	0.17	0.19	0.16	0.18	0.04	0.09	0.11	0.08	0.10	0.03	0.10	0.10	0.08	0.10
Net realized and unrealized gain on investments	0.80	1.23	0.63	0.22	0.83	0.78	1.23	0.63	0.21	0.84	0.79	1.22	0.64	0.22	0.84

Total from investment operations	0.92	1.40	0.82	0.38	1.01	0.82	1.32	0.74	0.29	0.94	0.82	1.32	0.74	0.30	0.94
Less Distributions:
Distributions from net investment income	(0.15)	(0.25)	(0.23)	(0.25)	(0.15)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)

Total distributions	(0.15)	(0.25)	(0.23)	(0.25)	(0.15)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)	(0.06)	(0.18)	(0.15)	(0.17)	(0.08)
Net increase in net asset value	0.77	1.15	0.59	0.13	0.86	0.76	1.14	0.59	0.12	0.86	0.76	1.14	0.59	0.13	0.86
Net Asset Value at end of period	$12.27	$11.50	$10.35	$9.76	$9.63	$12.19	$11.43	$10.29	$9.70	$9.58	$12.20	$11.44	$10.30	$9.71	$9.58
Total Return (%)[2]	8.03	13.87	8.55	3.97	11.68	7.18	12.98	7.77	3.19	10.78	7.17	12.97	7.77	3.19	10.89
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$109,148	$104,849	$92,954	$84,321	$79,765	$33,235	$33,070	$29,821	$26,928	$25,002	$8,238	$7,347	$5,253	$3,939	$3,856
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.00	1.55	1.86	1.64	1.98	0.27	0.82	1.11	0.88	1.24	0.21	0.82	1.02	0.90	1.23
Portfolio turnover (%)[3]	89	69	50	20	54	89	69	50	20	54	89	69	50	20	54

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

58

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND

	CLASS A					CLASS B						CLASS C

	Year Ended October 31,					Year Ended October 31,						Year Ended October 31,

	2014	2013	2012	2011	2010	2014		2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$11.72	$10.01	$9.32	$9.04	$8.12	$11.59		$9.89	$9.23	$8.96	$8.05	$11.60	$9.90	$9.24	$8.97	$8.06
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.12	0.12	0.07	0.09	0.00	[4]	0.04	0.05	0.00[4]	0.03	(0.01)	0.05	0.03	(0.02)	0.03
Net realized and unrealized gain on investments	1.04	1.80	0.70	0.32	0.92	1.02		1.80	0.68	0.32	0.91	1.03	1.79	0.70	0.34	0.91

Total from investment operations	1.13	1.92	0.82	0.39	1.01	1.02		1.84	0.73	0.32	0.94	1.02	1.84	0.73	0.32	0.94
Less Distributions:
Distributions from net investment income	(0.04)	(0.21)	(0.13)	(0.11)	(0.09)	–		(0.14)	(0.07)	(0.05)	(0.03)	–	(0.14)	(0.07)	(0.05)	(0.03)

Total distributions	(0.04)	(0.21)	(0.13)	(0.11)	(0.09)	–		(0.14)	(0.07)	(0.05)	(0.03)	–	(0.14)	(0.07)	(0.05)	(0.03)
Net increase in net asset value	1.09	1.71	0.69	0.28	0.92	1.02		1.70	0.66	0.27	0.91	1.02	1.70	0.66	0.27	0.91
Net Asset Value at end of period	$12.81	$11.72	$10.01	$9.32	$9.04	$12.61		$11.59	$9.89	$9.23	$8.96	$12.62	$11.60	$9.90	$9.24	$8.97
Total Return (%)[2]	9.67	19.56	8.87	4.29	12.50	8.80		18.79	7.99	3.54	11.67	8.79	18.78	7.98	3.54	11.66
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$45,697	$41,526	$33,282	$30,190	$27,823	$13,063		$12,365	$10,787	$9,975	$9,109	$2,547	$2,116	$1,099	$828	$508
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45		1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
After reimbursement of expenses by Adviser (%)	0.70	0.70	0.70	0.70	0.70	1.45		1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.73	1.02	1.22	0.74	1.03	(0.01)		0.34	0.48	(0.00)[6]	0.30	(0.09)	0.10	0.32	(0.32)	0.34
Portfolio turnover (%)[3]	78	67	67	29	62	78		67	67	29	62	78	67	67	29	62

	CASH RESERVES FUND

	CLASS A									CLASS B

	Year Ended October 31,									Year Ended October 31,

	2014		2013		2012		2011		2010	2014		2013		2012		2011		2010

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income (loss)[1]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]

Total from investment operations	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]
Net increase (decrease) in net asset value	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]	0.00	[4]	0.00	[4]	0.00	[4]	0.00	[4]	(0.00)[4]
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[2]	0.00		0.00		0.00		0.00		0.00	0.00		0.00		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$20,570		$24,552		$11,654		$12,298		$11,687	$461		$524		$826		$1,601		$2,056
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.55		0.55		0.55		0.55		0.55	1.30		1.30		1.30		1.30		1.30
After reimbursement of expenses by Adviser (%)	0.07	[5]	0.09	[5]	0.08	[5]	0.10	[5]	0.14 [5]	0.07	[5]	0.10	[5]	0.07	[5]	0.10	[5]	0.14 [5]
Ratio of net investment income (loss) to average net assets
After reimbursement and waiver of expenses by Adviser (%)	0.00	[5]	(0.00)	[5]	0.00	[5]	0.00	[5]	0.00 [5]	0.00	[5]	0.00	[5]	0.00	[5]	0.00	[5]	0.00 [5]

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amounts represent less than $0.005 per share.
[5]	Ratio is net of fees waived by the adviser and distributor (See Note 3).

See accompanying Notes to Financial Statements.

59

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	TAX-FREE VIRGINIA FUND*							TAX-FREE NATIONAL FUND*

	CLASS Y							CLASS Y

	Year Ended							Year Ended
	October 31,			Year Ended September 30,				October 31,			Year Ended September 30,

	2014	2013[6]		2013	2012	2011	2010	2014	2013[6]		2013	2012	2011	2010

Net Asset Value at beginning of period	$11.54	$11.50		$12.24	$11.92	$11.98	$11.87	$10.73	$10.70		$11.44	$11.05	$11.16	$11.09
Income from Investment Operations:
Net investment income[1]	0.30	0.03		0.32	0.35	0.35	0.37	0.29	0.03		0.32	0.33	0.34	0.36
Net realized and unrealized gain (loss) on investments	0.35	0.04		(0.65)	0.33	–	0.16	0.40	0.03		(0.66)	0.43	(0.02)	0.12

Total from investment operations	0.65	0.07		(0.33)	0.68	0.35	0.53	0.69	0.06		(0.34)	0.76	0.32	0.48
Less Distributions:
Distributions from net investment income	(0.30)	(0.03)		(0.32)	(0.35)	(0.35)	(0.37)	(0.29)	(0.03)		(0.32)	(0.33)	(0.34)	(0.36)
Distributions from capital gains	(0.19)	–		(0.09)	(0.01)	(0.06)	(0.05)	(0.05)	–		(0.08)	(0.04)	(0.09)	(0.05)

Total distributions	(0.49)	(0.03)		(0.41)	(0.36)	(0.41)	(0.42)	(0.34)	(0.03)		(0.40)	(0.37)	(0.43)	(0.41)
Net increase (decrease) in net asset value	0.16	0.04		(0.74)	0.32	(0.06)	0.11	0.35	0.03		(0.74)	0.39	(0.11)	0.07
Net Asset Value at end of period	$11.70	$11.54		$11.50	$12.24	$11.92	$11.98	$11.08	$10.73		$10.70	$11.44	$11.05	$11.16
Total Return (%)[2]	5.82	0.57	[4]	(2.77)	5.75	3.10	4.54	6.52	0.52	[4]	(3.03)	7.02	3.02	4.43
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,100	$23,408		$23,215	$26,117	$25,009	$26,170	$28,415	$27,805		$28,328	$31,526	$31,319	$29,347
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.85	0.85	[5]	0.85	0.98	1.03	1.03	0.85	0.85	[5]	0.85	1.00	1.06	1.06
After reimbursement of expenses by Adviser (%)	0.85	0.85	[5]	0.85	–	–	–	0.85	0.85	[5]	0.85	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.63	2.58	[5]	2.71	2.88	3.03	3.10	2.65	2.79	[5]	2.92	2.97	3.11	3.26
Portfolio turnover (%)[3]	16	–	[4]	14	12	7	19	30	6	[4]	24	13	13	19

	GOVERNMENT BOND FUND*							HIGH QUALITY BOND FUND*

	CLASS Y							CLASS Y

	Year Ended							Year Ended
	October 31,			Year Ended December 31,				October 31,			Year Ended December 31,

	2014	2013[7]		2012	2011	2010	2009	2014	2013[7]		2012	2011	2010	2009

Net Asset Value at beginning of period	$10.65	$10.80		$10.82	$10.72	$10.63	$10.81	$11.07	$11.21		$11.15	$10.94	$10.68	$10.47
Income from Investment Operations:
Net investment income[1]	0.11	0.11		0.15	0.20	0.26	0.27	0.11	0.09		0.13	0.16	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.03)	(0.15)		0.01	0.19	0.10	(0.15)	0.01	(0.13)		0.10	0.22	0.27	0.21

Total from investment operations	0.08	(0.04)		0.16	0.39	0.36	0.12	0.12	0.04		0.23	0.38	0.46	0.41
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)		(0.15)	(0.20)	(0.26)	(0.27)	(0.11)	(0.08)		(0.13)	(0.16)	(0.19)	(0.20)
Distributions from capital gains	(0.04)	–		(0.03)	(0.09)	(0.01)	(0.03)	(0.04)	(0.02)		(0.04)	(0.01)	(0.01)	–

Total distributions	(0.15)	(0.11)		(0.18)	(0.29)	(0.27)	(0.30)	(0.15)	(0.10)		(0.17)	(0.17)	(0.20)	(0.20)
Net increase (decrease) in net asset value	(0.07)	(0.15)		(0.02)	0.10	0.09	(0.18)	(0.03)	(0.14)		0.06	0.21	0.26	0.21
Net Asset Value at end of period	$10.58	$10.65		$10.80	$10.82	$10.72	$10.63	$11.04	$11.07		$11.21	$11.15	$10.94	$10.68
Total Return (%)[2]	0.76	(0.41)	[4]	1.44	3.65	3.40	1.19	1.12	(0.35)	[4]	2.04	3.53	4.35	3.99
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,864	$4,364		$6,123	$5,328	$5,048	$4,300	$118,082	$132,688		$109,694	$104,849	$52,388	$26,382
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65	0.65	[5]	0.61	0.69	0.68	0.69	0.49	0.49	[5]	0.49	0.49	0.49	0.49
After reimbursement of expenses by Adviser (%)	0.55	0.55	[5]	0.61	–	–	–	0.49	0.49	[5]	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.99	1.14	[5]	1.38	1.81	2.39	2.55	1.00	0.99	[5]	1.15	1.48	1.76	2.21
Portfolio turnover (%)[3]	24	14	[4]	23	45	20	38	20	30	[4]	29	9	21	11

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 1 month of information.
[7]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

60

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND

	CLASS A					CLASS B

	Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$10.21	$10.66	$10.59	$10.46	$10.11	$10.22	$10.67	$10.59	$10.46	$10.12
Income from Investment Operations:
Net investment income[1]	0.22	0.26	0.26	0.26	0.25	0.14	0.18	0.18	0.19	0.17
Net realized and unrealized gain (loss) on investments	0.09	(0.46)	0.07	0.13	0.35	0.08	(0.46)	0.08	0.12	0.34

Total from investment operations	0.31	(0.20)	0.33	0.39	0.60	0.22	(0.28)	0.26	0.31	0.51
Less Distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.26)	(0.26)	(0.25)	(0.14)	(0.17)	(0.18)	(0.18)	(0.17)
Distributions from capital gains	(0.05)	–	–	–	–	(0.05)	–	–	–	–

Total distributions	(0.27)	(0.25)	(0.26)	(0.26)	(0.25)	(0.19)	(0.17)	(0.18)	(0.18)	(0.17)
Net increase (decrease) in net asset value	0.04	(0.45)	0.07	0.13	0.35	0.03	(0.45)	0.08	0.13	0.34
Net Asset Value at end of period	$10.25	$10.21	$10.66	$10.59	$10.46	$10.25	$10.22	$10.67	$10.59	$10.46
Total Return (%)[2]	3.04	(1.92)	3.11	3.81	5.97	2.18	(2.65)	2.43	3.04	5.08
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$33,973	$40,104	$45,671	$43,775	$44,238	$3,445	$4,433	$6,088	$5,678	$8,388
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.90	0.90	0.90	0.90	0.90	1.65	1.65	1.65	1.65	1.65
After reimbursement of expenses by Adviser (%)	0.90	0.90	0.90	0.90	0.90	1.65	1.65	1.65	1.65	1.65
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.10	2.42	2.41	2.54	2.42	1.36	1.68	1.66	1.78	1.68
Portfolio turnover (%)[3]	41	24	6	12	7	41	24	6	12	7

	CORE BOND FUND							CORPORATE BOND FUND*

	CLASS Y					CLASS R6		CLASS Y

	Year Ended October 31,					Year	Inception	Year Ended October 31,		Year Ended December 31,
						Ended	to
	2014	2013	2012	2011	2010	10/31/14	10/31/13[6]	2014	2013[8]	2012	2011	2010	2009

Net Asset Value at beginning of period	$10.19	$10.64	$10.58	$10.46	$10.11	$10.20	$10.53	$11.27	$11.67	$11.27	$10.81	$10.68	$10.16
Income from Investment Operations:
Net investment income[1]	0.23	0.28	0.29	0.29	0.27	0.20	0.14	0.25	0.19	0.24	0.22	0.48	0.53
Net realized and unrealized gain (loss) on investments	0.09	(0.45)	0.06	0.12	0.35	0.13	(0.34)	0.22	(0.38)	0.39	0.61	0.13	0.52

Total from investment operations	0.32	(0.17)	0.35	0.41	0.62	0.33	(0.20)	0.47	(0.19)	0.63	0.83	0.61	1.05
Less Distributions:
Distributions from net investment income	(0.24)	(0.28)	(0.29)	(0.29)	(0.27)	(0.24)	(0.13)	(0.25)	(0.19)	(0.23)	(0.36)	(0.48)	(0.53)
Distributions from capital gains	(0.05)	–	–	–	–	(0.05)	–	–	(0.02)	(0.00)[7]	(0.01)	–	–

Total distributions	(0.29)	(0.28)	(0.29)	(0.29)	(0.27)	(0.29)	(0.13)	(0.25)	(0.21)	(0.23)	(0.37)	(0.48)	(0.53)
Net increase (decrease) in net asset value	0.03	(0.45)	0.06	0.12	0.35	0.04	(0.33)	0.22	(0.40)	0.40	0.46	0.13	0.52
Net Asset Value at end of period	$10.22	$10.19	$10.64	$10.58	$10.46	$10.24	$10.20	$11.49	$11.27	$11.67	$11.27	$10.81	$10.68
Total Return (%)[2]	3.23	(1.65)	3.36	4.03	6.23	3.32	(1.86)[4]	4.21	(1.58)[4]	5.72	7.83	5.81	10.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$187,790	$109,247	$74,486	$145,125	$164,190	$10	$10	$27,010	$19,743	$19,813	$17,550	$1,069	$987
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.65	0.65	0.65	0.65	0.65	0.54	0.53 [5]	0.65	0.65 [5]	0.67	0.69	0.06	–
After reimbursement of expenses by Adviser (%)	0.65	0.65	0.65	0.65	0.65	0.54	0.53 [5]	0.65	0.65 [5]	–	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	2.30	2.64	2.64	2.79	2.67	1.99	2.71 [5]	2.22	2.05 [5]	2.04	1.98	4.44	5.05
Portfolio turnover (%)[3]	41	24	6	12	7	41	24 [4]	31	10 [4]	11	10	14	18

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Commenced investment operations at the close of business on April 22, 2013.
[7]	Amounts represent less than $0.005 per share.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

61

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH INCOME FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$7.15	$7.15	$6.95	$7.10	$6.66	$7.30	$7.26	$7.05	$7.19	$6.74	$7.09	$7.10	$6.92	$7.09	$6.65
Income from Investment Operations:
Net investment income[1]	0.35	0.41	0.45	0.48	0.51	0.30	0.37	0.40	0.44	0.46	1.02	0.45	0.47	0.49	0.52
Net realized and unrealized gain (loss) on investments	–	0.03	0.20	(0.16)	0.43	–	0.03	0.20	(0.17)	0.44	(0.65)	0.01	0.19	(0.16)	0.44

Total from investment operations	0.35	0.44	0.65	0.32	0.94	0.30	0.40	0.60	0.27	0.90	0.37	0.46	0.66	0.33	0.96
Less Distributions:
Distributions from net investment income	(0.36)	(0.44)	(0.45)	(0.47)	(0.50)	(0.30)	(0.36)	(0.39)	(0.41)	(0.45)	(0.38)	(0.47)	(0.48)	(0.50)	(0.52)
Distributions from capital gains	(0.35)	–	–	–	–	(0.35)	–	–	–	–	(0.35)	–	–	–	–

Total distributions	(0.71)	(0.44)	(0.45)	(0.47)	(0.50)	(0.65)	(0.36)	(0.39)	(0.41)	(0.45)	(0.73)	(0.47)	(0.48)	(0.50)	(0.52)
Net increase (decrease) in net asset value	(0.36)	(0.00)	0.20	(0.15)	0.44	(0.35)	0.04	0.21	(0.14)	0.45	(0.36)	(0.01)	0.18	(0.17)	0.44
Net Asset Value at end of period	$6.79	$7.15	$7.15	$6.95	$7.10	$6.95	$7.30	$7.26	$7.05	$7.19	$6.73	$7.09	$7.10	$6.92	$7.09
Total Return (%)[2]	5.20	6.29	9.67	4.61	14.73	4.47	5.60	8.74	3.89	13.86	5.59	6.68	9.92	4.81	15.04
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$28,596	$28,530	$27,061	$25,299	$24,986	$2,267	$2,566	$2,983	$3,023	$4,571	$388	$17,449	$53,121	$81,572	$94,907
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.00	1.00	1.00	1.00	1.00	1.75	1.75	1.75	1.75	1.75	0.75	0.75	0.75	0.75	0.75
After reimbursement of expenses by Adviser (%)	1.00	1.00	1.00	1.00	1.00	1.75	1.75	1.75	1.75	1.75	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	5.05	5.63	6.35	6.73	7.38	4.30	4.89	5.60	6.01	6.62	5.36	5.95	6.61	7.00	7.61
Portfolio turnover (%)[3]	52	28	36	55	47	52	28	36	55	47	52	28	36	55	47

	DIVERSIFIED INCOME FUND

	CLASS A					CLASS B					CLASS C

											Year Ended		Inception
	Year Ended October 31,					Year Ended October 31,					October 31,		to

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	10/31/12[4]

Net Asset Value at beginning of period	$13.89	$12.54	$11.68	$11.16	$10.17	$13.98	$12.61	$11.74	$11.22	$10.22	$13.97	$12.61	$12.53
Income from Investment Operations:
Net investment income[1]	0.23	0.24	0.26	0.29	0.34	0.13	0.13	0.18	0.20	0.26	0.13	0.13	0.04
Net realized and unrealized gain on investments	0.90	1.35	0.86	0.52	0.98	0.90	1.37	0.86	0.52	0.99	0.91	1.36	0.08

Total from investment operations	1.13	1.59	1.12	0.81	1.32	1.03	1.50	1.04	0.72	1.25	1.04	1.49	0.12
Less Distributions:
Distributions from net investment income	(0.23)	(0.24)	(0.26)	(0.29)	(0.33)	(0.13)	(0.13)	(0.17)	(0.20)	(0.25)	(0.13)	(0.13)	(0.04)

Total distributions	(0.23)	(0.24)	(0.26)	(0.29)	(0.33)	(0.13)	(0.13)	(0.17)	(0.20)	(0.25)	(0.13)	(0.13)	(0.04)
Net increase in net asset value	0.90	1.35	0.86	0.52	0.99	0.90	1.37	0.87	0.52	1.00	0.91	1.36	0.08
Net Asset Value at end of period	$14.79	$13.89	$12.54	$11.68	$11.16	$14.88	$13.98	$12.61	$11.74	$11.22	$14.88	$13.97	$12.61
Total Return (%)[2]	8.22	12.76	9.69	7.32	13.15	7.37	11.99	8.89	6.47	12.35	7.38	11.91	0.94	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$119,364	$105,521	$86,952	$72,913	$73,040	$14,378	$14,297	$14,387	$15,906	$18,511	$11,545	$6,732	$924
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.10	1.10	1.85	1.85	1.85	1.85	1.85	1.85	1.84	1.83	[6]
After reimbursement of expenses by Adviser (%)	1.10	1.10	1.10	1.10	1.10	1.85	1.85	1.85	1.85	1.85	1.85	1.84	1.83	[6]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.61	1.75	2.14	2.51	3.10	0.86	1.01	1.42	1.77	2.35	0.83	0.88	0.83	[6]
Portfolio turnover (%)[3]	23	18	21	17	24	23	18	21	17	24	23	18	21	[5]

[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Commenced investment operations July 31, 2012.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

62

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND[1]

	CLASS A						CLASS C				CLASS Y

	Year Ended October 31,				Inception		Year Ended October 31,		Inception		Year Ended October 31,				Inception

					to				to						to
	2014	2013	2012	2011	10/31/10[2]		2014	2013	10/31/12[9]		2014	2013	2012	2011	10/31/10[2]

Net Asset Value at beginning of period	$9.99	$9.76	$9.76	$10.27	$10.00		$9.89	$9.74	$9.66		$10.08	$9.82	$9.81	$10.29	$10.00
Income from Investment Operations:
Net investment income (loss)[3]	0.08	0.02	0.00 [8]	0.00 [8]	(0.04)		0.08	0.20	0.00	[8]	0.22	(0.28)	0.00 [8]	0.03	(0.04)
Net realized and unrealized gain on investments	0.77	1.12	0.82	0.50	0.71		0.69	0.86	0.28		0.67	1.45	0.84	0.50	0.73

Total from investment operations	0.85	1.14	0.82	0.50	0.67		0.77	1.06	0.28		0.89	1.17	0.84	0.53	0.69
Less Distributions:
Distributions from net investment income	(0.60)	(0.60)	–	–	–		(0.60)	(0.60)	–		(0.62)	(0.60)	(0.02)	–	–
Distributions from capital gains	(0.32)	(0.31)	(0.82)	(1.01)	(0.40)		(0.32)	(0.31)	(0.20)		(0.32)	(0.31)	(0.81)	(1.01)	(0.40)

Total distributions	(0.92)	(0.91)	(0.82)	(1.01)	(0.40)		(0.92)	(0.91)	(0.20)		(0.94)	(0.91)	(0.83)	(1.01)	(0.40)
Net increase (decrease) in net asset value	(0.07)	0.23	–	(0.51)	0.27		(0.15)	0.15	0.08		(0.05)	0.26	0.01	(0.48)	0.29
Net Asset Value at end of period	$9.92	$9.99	$9.76	$9.76	$10.27		$9.74	$9.89	$9.74		$10.03	$10.08	$9.82	$9.81	$10.29
Total Return (%)[4]	8.90	12.29	8.61	5.22	7.03	[5]	8.01	11.44	2.88	[5]	9.08	12.60	8.73	5.51	7.23	[5]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$11,373	$7,559	$6,297	$4,072	$2,886		$4,805	$2,258	$527		$43,891	$29,307	$81,779	$63,395	$32,634
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.25	1.25	1.24	1.25	1.25	[6]	2.00	2.00	1.96	[6]	1.03	1.00	1.00	1.00	1.00	[6]
After reimbursement of expenses by Adviser (%)	1.25	1.25	1.24	1.25	1.25	[6]	2.00	2.00	1.96	[6]	1.03	1.00	1.00	1.00	1.00	[6]
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	(0.30)	(0.12)	(0.15)	(0.44)	(0.64)[6]		(1.07)	(0.91)	(0.89)[6]		(0.06)	0.14	0.09	(0.15)	(0.46)[6]
Portfolio turnover (%)[7]	139	100	84	107	58	[5]	139	100	84	[5]	139	100	84	107	58	[5]

	COVERED CALL &
	EQUITY INCOME FUND[1]				DIVIDEND INCOME FUND*

	CLASS R6				CLASS Y

	Year Ended				Year Ended
	October 31,		Inception		October 31,			Year Ended December 31,

			to
	2014	2013	10/31/12[9]		2014	2013[10]		2012	2011	2010	2009

Net Asset Value at beginning of period	$10.09	$9.82	$9.72		$21.94	$17.90		$17.17	$17.50	$16.39	$13.29
Income from Investment Operations:
Net investment income[3]	0.13	0.04	0.00	[8]	0.38	0.28		0.36	0.20	0.19	0.17
Net realized and unrealized gain on investments	0.78	1.14	0.30		2.29	4.03		1.50	0.10	1.11	3.10

Total from investment operations	0.91	1.18	0.30		2.67	4.31		1.86	0.30	1.30	3.27
Less Distributions:
Distributions from net investment income	(0.62)	(0.60)	–		(0.38)	(0.27)		(0.35)	(0.20)	(0.19)	(0.17)
Distributions from capital gains	(0.32)	(0.31)	(0.20)		(0.64)	–		(0.78)	(0.43)	–	–

Total distributions	(0.94)	(0.91)	(0.20)		(1.02)	(0.27)		(1.13)	(0.63)	(0.19)	(0.17)
Net increase (decrease) in net asset value	(0.03)	0.27	0.10		1.65	4.04		0.73	(0.33)	1.11	3.10
Net Asset Value at end of period	$10.06	$10.09	$9.82		$23.59	$21.94		$17.90	$17.17	$17.50	$16.39
Total Return (%)[4]	9.29	12.75	3.07	[5]	12.42	24.18	[5]	10.86	1.73	8.02	24.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$152	$116	103		$21,518	$18,658		$13,263	$11,189	$12,256	$12,119
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.87	0.87	0.86	[6]	1.10	1.10	[6]	1.17	1.25	1.24	1.25
After reimbursement of expenses by Adviser (%)	0.87	0.87	0.86	[6]	0.95	0.95	[6]	1.09	–	–	–
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.10	0.21	0.17	[6]	1.66	1.66	[6]	1.95	–	–	–
Portfolio turnover (%)[7]	139	100	84	[5]	29	16	[5]	61	56	39	57

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Prior to close of business on February 28, 2014, the Fund was known as the Equity Income Fund. See Note 1.
[2]	Fund was seeded on October 31, 2009.
[3]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[8]	Amounts represent less than $0.005 per share.
[9]	Class was launched on July 31, 2012.
[10]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

63

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP VALUE FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$17.04	$13.99	$12.42	$11.40	$10.57	$16.74	$13.74	$12.21	$11.20	$10.38	$17.06	$14.01	$12.44	$11.42	$10.58
Income from Investment Operations:
Net investment income[1]	0.13	0.18	0.21	0.18	0.12	0.04	0.12	0.16	0.12	0.06	0.19	0.19	0.22	0.23	0.15
Net realized and unrealized gain on investments	2.15	3.07	1.55	0.98	0.85	2.07	2.98	1.47	0.94	0.82	2.14	3.10	1.57	0.97	0.86

Total from investment operations	2.28	3.25	1.76	1.16	0.97	2.11	3.10	1.63	1.06	0.88	2.33	3.29	1.79	1.20	1.01
Less Distributions:
Distributions from net investment income	(0.14)	(0.20)	(0.19)	(0.14)	(0.14)	(0.01)	(0.10)	(0.10)	(0.05)	(0.06)	(0.19)	(0.24)	(0.22)	(0.18)	(0.17)

Total distributions	(0.14)	(0.20)	(0.19)	(0.14)	(0.14)	(0.01)	(0.10)	(0.10)	(0.05)	(0.06)	(0.19)	(0.24)	(0.22)	(0.18)	(0.17)
Net increase in net asset value	2.14	3.05	1.57	1.02	0.83	2.10	3.00	1.53	1.01	0.82	2.14	3.05	1.57	1.02	0.84
Net Asset Value at end of period	$19.18	$17.04	$13.99	$12.42	$11.40	$18.84	$16.74	$13.74	$12.21	$11.20	$19.20	$17.06	$14.01	$12.44	$11.42
Total Return (%)[2]	13.47	23.58	14.37	10.27	9.22	12.61	22.69	13.41	9.52	8.45	13.74	23.86	14.64	10.53	9.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$70,495	$67,048	$58,537	$54,271	$53,520	$4,867	$5,222	$5,768	$7,199	$8,863	$128,456	$132,206	$84,545	$78,344	$90,233
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.16	1.16	1.16	1.16	1.16	1.91	1.91	1.91	1.91	1.91	0.91	0.91	0.91	0.91	0.91
After reimbursement of expenses by Adviser (%)	1.16	1.16	1.16	1.16	1.16	1.91	1.91	1.91	1.91	1.91	0.91	0.91	0.91	0.91	0.91
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.69	1.12	1.51	1.44	1.07	(0.06)	0.40	0.79	0.70	0.31	0.92	1.33	1.76	1.69	1.31
Portfolio turnover (%)[3]	85	33	25	39	70	85	33	25	39	70	85	33	25	39	70

	INVESTORS FUND*

	CLASS A			CLASS Y							CLASS R6

	Year	Inception		Year Ended							Year	Inception
	Ended	to		October 31,			Year Ended December 31,				Ended	to

	10/31/14	10/31/13[6]		2014	2013[7]		2012	2011	2010	2009	10/31/14	10/31/13[6]

Net Asset Value at beginning of period	$22.49	$22.06		$22.50	$18.56		$16.40	$16.55	$15.07	$11.31	$22.51	$22.06
Income from Investment Operations:
Net investment income[1]	0.03	–		0.12	0.10		0.13	0.15	0.09	0.05	0.17	–
Net realized and unrealized gain (loss) on investments	3.18	0.43		3.15	3.94		2.17	(0.15)	1.48	3.76	3.16	0.45

Total from investment operations	3.21	0.43		3.27	4.04		2.30	–	1.57	3.81	3.33	0.45
Less Distributions:
Distributions from net investment income	(0.01)	–		(0.02)	(0.10)		(0.14)	(0.15)	(0.09)	(0.05)	(0.02)	–
Distributions from capital gains	(0.68)	–		(0.68)	–		–	–	–	–	(0.68)	–

Total distributions	(0.69)	–		(0.70)	(0.10)		(0.14)	(0.15)	(0.09)	(0.05)	(0.70)	–
Net increase (decrease) in net asset value	2.52	0.43		2.57	3.94		2.16	(0.15)	1.48	3.76	2.63	0.45
Net Asset Value at end of period	$25.01	$22.49		$25.07	$22.50		$18.56	$16.40	$16.55	$15.07	$25.14	$22.51
Total Return (%)[2]	14.55	1.95	[4]	14.84	21.78	[4]	14.05	–	10.44	33.73	15.10	2.04	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,340	$280		$166,819	$196,164		$35,176	$36,339	$42,882	$39,684	$5,200	$7,234
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.28	1.20	[5]	1.02	1.04	[5]	1.05	0.99	0.99	1.00	0.69	0.65	[5]
After reimbursement of expenses by Adviser (%)	1.13	1.06	[5]	0.87	0.89	[5]	0.97	–	–	–	0.64	0.56	[5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	0.15	(0.22)[5]		0.43	0.41	[5]	0.75	–	–	–	0.65	0.23	[5]
Portfolio turnover (%)[3]	52	34	[4]	52	34	[4]	47	36	41	74	52	34	[4]

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Not annualized.
[5]	Annualized.
[6]	Class was launched on September 20, 2013.
[7]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.

See accompanying Notes to Financial Statements.

64

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP GROWTH FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$21.06	$17.18	$16.00	$15.20	$13.15	$19.02	$15.61	$14.64	$13.99	$12.16	$21.24	$17.33	$16.11	$15.30	$13.23
Income from Investment Operations:
Net investment income (loss)[2]	0.05	0.07	0.01	(0.01)	0.02	(0.17)	(0.12)	(0.12)	(0.13)	(0.08)	0.09	0.11	0.06	0.04	0.07
Net realized and unrealized gain on investments	3.17	3.88	1.17	0.83	2.08	2.92	3.56	1.09	0.78	1.91	3.22	3.91	1.18	0.82	2.08

Total from investment operations	3.22	3.95	1.18	0.82	2.10	2.75	3.44	0.97	0.65	1.83	3.31	4.02	1.24	0.86	2.15
Less Distributions:
Distributions from net investment income	–	(0.07)	–	(0.02)	(0.05)	–	(0.03)	–	–	–	(0.05)	(0.11)	(0.02)	(0.05)	(0.08)
Distributions from capital gains	(0.78)	–	–	–	–	(0.78)	–	–	–	–	(0.78)	–	–	–	–

Total distributions	(0.78)	(0.07)	–	(0.02)	(0.05)	(0.78)	(0.03)	–	–	–	(0.83)	(0.11)	(0.02)	(0.05)	(0.08)
Net increase in net asset value	2.44	3.88	1.18	0.80	2.05	1.97	3.41	0.97	0.65	1.83	2.48	3.91	1.22	0.81	2.07
Net Asset Value at end of period	$23.50	$21.06	$17.18	$16.00	$15.20	$20.99	$19.02	$15.61	$14.64	$13.99	$23.72	$21.24	$17.33	$16.11	$15.30
Total Return (%)[3]	15.63	23.05	7.38	5.39	15.96	14.76	22.08	6.63	4.65	15.05	15.94	23.33	7.72	5.63	16.26
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$64,468	$59,187	$49,824	$48,068	$48,389	$4,726	$5,102	$5,731	$7,581	$9,698	$118,009	$92,067	$63,956	$61,122	$94,475
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20	1.20	1.20	1.20	1.20	1.95	1.95	1.95	1.95	1.95	0.95	0.95	0.95	0.95	0.95
After reimbursement of expenses by Adviser (%)	1.20	1.20	1.20	1.20	1.20	1.95	1.95	1.95	1.95	1.95	0.95	0.95	0.95	0.95	0.95
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.20	0.34	0.08	(0.05)	0.13	(0.54)	(0.37)	(0.68)	(0.79)	(0.62)	0.44	0.57	0.33	0.22	0.38
Portfolio turnover (%)[6]	40	58	71	77	79	40	58	71	77	79	40	58	71	77	79

	MID CAP FUND*

	CLASS A			CLASS B			CLASS Y							CLASS R6

	Year	Inception		Year	Inception		Year Ended							Year Ended			Year
	Ended	to		Ended	to		October 31,			Year Ended December 31,				October 31,			Ended

	10/31/14	10/31/13[1]		10/31/14	10/31/13[1]		2014	2013[8]		2012[7]	2011[7]	2010[7]	2009[7]	2014	2013[8]		12/31/12[7,9]

Net Asset Value at beginning of period	$9.48	$8.41		$8.55	$7.62		$9.66	$8.31		$7.45	$7.40	$6.11	$4.91	$9.68	$8.30		$7.42
Income from Investment Operations:
Net investment income (loss)[2]	(0.04)	(0.03)		(0.14)	(0.06)		(0.02)	(0.02)		–	(0.01)	(0.02)	(0.02)	0.02	0.01		0.08
Net realized and unrealized gain on investments	1.01	1.10		0.95	0.99		1.03	2.11		1.17	0.39	1.31	1.22	1.03	2.11		1.12

Total from investment operations	0.97	1.07		0.81	0.93		1.01	2.09		1.17	0.38	1.29	1.20	1.05	2.12		1.20
Less Distributions:
Distributions from net investment income	–	–		–	–			–		–	–	–	–	–	–		(0.01)
Distributions from capital gains	(0.67)	–		(0.67)	–		(0.67)	(0.74)		(0.31)	(0.33)	–	–	(0.67)	(0.74)		(0.31)

Total distributions	(0.67)	–		(0.67)	–		(0.67)	(0.74)		(0.31)	(0.33)	–	–	(0.67)	(0.74)		(0.32)
Net increase in net asset value	0.30	1.07		0.14	0.93		0.34	1.35		0.86	0.05	1.29	1.20	0.38	1.38		0.88
Net Asset Value at end of period	$9.78	$9.48		$8.69	$8.55		$10.00	$9.66		$8.31	$7.45	$7.40	$6.11	$10.06	$9.68		$8.30
Total Return (%)[3]	10.65	12.72	[4]	9.89	12.20	[4]	10.88	22.68	[4]	15.69	5.10	21.15	24.51	11.29	23.05	[4]	7.34	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$57,117	$56,578		$4,235	$5,476		$224,181	$255,263		$168,428	$160,328	$159,413	$140,548	$5,118	$6,270		$4,856
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.40	1.40	[5]	2.15	2.15	[5]	1.15	1.15	[5]	1.20	1.25	1.25	1.26	0.77	0.77	[5]	0.76	[5]
After reimbursement of expenses by Adviser (%)	1.40	1.40	[5]	2.15	2.15	[5]	1.15	1.15	[5]	–	–	–	–	0.77	0.77	[5]	–
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	(0.42)	(0.64)[5]		(1.19)	(1.39)[5]		(0.17)	(0.29)[5]		0.00	(0.20)	(0.26)	(0.36)	0.20	0.11	[5]	1.19	[5]
Portfolio turnover (%)[6]	33	21	[4]	33	21	[4]	33	21	[4]	28	32	57	63	33	21	[4]	28	[4]

*	The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.
[1]	For accounting purposes, the Mid-Cap Fund Class A & B are treated as having commenced investment operations at the close of business on April 19, 2013.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	The financial highlights prior to April 22, 2013 are those of the Madison Mosaic Mid Cap Fund, the accounting survivor of the reorganization of the Madison Mid Cap and Madison Mosaic Mid Cap Funds. The net asset values and other per share information of the Madison Mosaic Mid Cap Fund have been restated by the conversion ratio of 1.5634 for Class Y shares and 1.5696 for Class R6 shares to reflect those of the legal survivor of the reorganization, the Madison Mosaic Mid Cap Fund, which was renamed the Madison Mid Cap Fund after reorganization.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9]	Class was launched on February 29, 2012.

See accompanying Notes to Financial Statements.

65

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	SMALL CAP FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$14.87	$11.81	$10.79	$9.93	$8.24	$14.38	$11.45	$10.55	$9.78	$8.18	$14.88	$11.82	$10.77	$9.91	$8.22
Income from Investment Operations:
Net investment income (loss)[2]	0.06	0.02	0.06	0.04	0.00 [7]	(0.05)	(0.06)	(0.02)	(0.06)	(0.07)	0.07	0.02	0.10	0.07	0.03
Net realized and unrealized gain on investments	0.88	3.68	1.31	0.86	1.70	0.85	3.56	1.27	0.86	1.67	0.91	3.71	1.30	0.85	1.69

Total from investment operations	0.94	3.70	1.37	0.90	1.70	0.80	3.50	1.25	0.80	1.60	0.98	3.73	1.40	0.92	1.72
Redemption Fees	–	–	–	0.01	–	–	–	–	–	–	–	–	–	–	–
Less Distributions:
Distributions from net investment income	–	(0.09)	–	(0.05)	(0.01)	–	(0.02)	–	(0.03)	–	(0.00)[7]	(0.12)	–	(0.06)	(0.03)
Distributions from capital gains	(0.60)	(0.55)	(0.35)	–	–	(0.60)	(0.55)	(0.35)	–	–	(0.60)	(0.55)	(0.35)	–	–

Total distributions	(0.60)	(0.64)	(0.35)	(0.05)	(0.01)	(0.60)	(0.57)	(0.35)	(0.03)	–	(0.60)	(0.67)	(0.35)	(0.06)	(0.03)
Net increase in net asset value	0.34	3.06	1.02	0.86	1.69	0.20	2.93	0.90	0.77	1.60	0.38	3.06	1.05	0.86	1.69
Net Asset Value at end of period	$15.21	$14.87	$11.81	$10.79	$9.93	$14.58	$14.38	$11.45	$10.55	$9.78	$15.26	$14.88	$11.82	$10.77	$9.91
Total Return (%)[3]	6.45	32.85	13.08	9.12	20.60	5.66	31.92	12.21	8.20	19.56	6.72	33.17	13.39	9.29	20.90
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$3,639	$4,566	$3,941	$3,201	$2,540	$522	$497	$318	$266	$262	$60,279	$45,217	$13,808	$17,039	$29,240
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.50	1.50	1.50	1.50	1.50	2.25	2.25	2.25	2.25	2.25	1.25	1.25	1.25	1.25	1.25
After reimbursement of expenses by Adviser (%)	1.50	1.50	1.50	1.50	1.50	2.25	2.25	2.25	2.25	2.25	1.25	1.25	1.25	1.25	1.25
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	0.35	0.14	0.53	0.33	0.04	(0.40)	(0.62)	(0.22)	(0.42)	(0.72)	0.59	0.28	0.77	0.69	0.29
Portfolio turnover (%)[6]	29	22	15	15	40	29	22	15	15	40	29	22	15	15	40

	NORTHROAD INTERNATIONAL FUND*

	CLASS Y							CLASS R6

	Year Ended							Year Ended			Inception
	October 31,			Year Ended December 31,				October 31,			to

	2014	2013[8]		2012	2011	2010[9]	2009[9]	2014	20/13[8]		12/31/12[1]

Net Asset Value at beginning of period	$12.25	$10.39		$9.28	$13.30	$11.92	$10.00	$12.28	$10.39		$9.28
Income from Investment Operations:
Net investment income (loss)[2]	0.19	0.19		0.19	0.04	0.00 [7]	(0.03)	0.24	0.22		0.19
Net realized and unrealized gain (loss) on investments	(0.41)	1.67		1.09	(1.03)	2.20	3.01	(0.43)	1.67		1.11

Total from investment operations	(0.22)	1.86		1.28	(0.99)	2.20	2.98	(0.19)	1.89		1.30
Less Distributions:
Distributions from net investment income	(0.20)	–		(0.17)	(0.04)	(0.00)[7]	–	(0.20)	–		(0.19)
Distributions from capital gains	(0.29)	–		–	(2.99)	(0.82)	(1.06)	(0.29)	–		–

Total distributions	(0.49)	–		(0.17)	(3.03)	(0.82)	(1.06)	(0.49)	–		(0.19)
Net increase (decrease) in net asset value	(0.71)	1.86		1.11	(4.02)	1.38	1.92	(0.68)	1.89		1.11
Net Asset Value at end of period	$11.54	$12.25		$10.39	$9.28	$13.30	$11.92	$11.60	$12.28		$10.39
Total Return (%)[3]	(1.91)	17.90	[4]	13.76	(6.43)	18.42	29.66	(1.66)	18.19	[4]	6.70	[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$36,751	$32,616		$28,856	$1,621	$1,763	$1,056	$8,674	$12		$11
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.15	1.15	[5]	1.15	1.20	1.25	1.24	0.83	0.83	[5]	0.83	[5]
After reimbursement of expenses by Adviser (%)	1.15	1.15	[5]	–	–	–	–	0.83	0.83	[5]	–
Ratio of net investment income (loss) to average net assets
After reimbursement of expenses by Adviser (%)	1.68	2.01	[5]	1.94	0.43	0.02	(0.31)	2.67	2.33	[5]	2.33	[5]
Portfolio turnover (%)[6]	30	15	[4]	12	129	61	74	30	15	[4]	12	[4]

*
The Financial Statements presented herein reflect the historical operating results of the Madison Mosaic Funds through April 19, 2013. Effective after market close on this date, the Madison Mosaic Funds reorganized into the Madison Funds.

[1]	Class was launched on February 29, 2012.
[2]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[7]	Amounts represent less than $0.005 per share.
[8]	Effective at the close of business on April 19, 2013, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[9]	Prior to June 30, 2011, the NorthRoad Internationa Fund was known as the Small/Mid-Cap Fund. Inception of the fund was December 31, 2008.

See accompanying Notes to Financial Statements.

66

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND

	CLASS A					CLASS B					CLASS Y

	Year Ended October 31,					Year Ended October 31,					Year Ended October 31,

	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$13.16	$10.81	$10.12	$10.58	$9.94	$12.87	$10.58	$9.92	$10.39	$9.76	$13.18	$10.82	$10.13	$10.59	$9.95
Income from Investment Operations:
Net investment income[2]	0.16	0.13	0.14	0.16	0.12	0.10	0.07	0.09	0.08	0.05	0.73	0.13	0.18	0.21	0.22
Net realized and unrealized gain (loss) on investments	(0.02)	2.35	0.76	(0.47)	0.77	(0.06)	2.28	0.72	(0.47)	0.75	(0.56)	2.38	0.75	(0.49)	0.69

Total from investment operations	0.14	2.48	0.90	(0.31)	0.89	0.04	2.35	0.81	(0.39)	0.80	0.17	2.51	0.93	(0.28)	0.91
Less Distributions:
Distributions from net investment income	(0.10)	(0.13)	(0.21)	(0.15)	(0.25)	(0.02)	(0.06)	(0.15)	(0.08)	(0.17)	(0.13)	(0.15)	(0.24)	(0.18)	(0.27)

Total distributions	(0.10)	(0.13)	(0.21)	(0.15)	(0.25)	(0.02)	(0.06)	(0.15)	(0.08)	(0.17)	(0.13)	(0.15)	(0.24)	(0.18)	(0.27)
Net increase (decrease) in net asset value	0.04	2.35	0.69	(0.46)	0.64	0.02	2.29	0.66	(0.47)	0.63	0.04	2.36	0.69	(0.46)	0.64
Net Asset Value at end of period	$13.20	$13.16	$10.81	$10.12	$10.58	$12.89	$12.87	$10.58	$9.92	$10.39	$13.22	$13.18	$10.82	$10.13	$10.59
Total Return (%)[4]	1.09	23.11	9.23	(3.00)	9.01	0.31	22.26	8.39	(3.77)	8.26	1.29	23.44	9.61	(2.85)	9.28
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$23,012	$24,571	$21,002	$20,763	$23,505	$2,061	$2,946	$3,206	$3,872	$4,854	$7,938	$34,634	$23,294	$44,358	$74,421
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.60	1.60	1.60	1.60	1.60	2.35	2.35	2.35	2.35	2.35	1.35	1.35	1.35	1.35	1.35
After reimbursement of expenses by Adviser (%)	1.60	1.60	1.60	1.60	1.60	2.35	2.35	2.35	2.35	2.35	1.35	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.13	1.02	1.35	1.45	1.19	0.29	0.28	0.59	0.72	0.43	1.65	1.26	1.36	1.70	1.42
Portfolio turnover (%)[9]	44	53	41	44	52	44	53	41	44	52	44	53	41	44	52

	HANSBERGER INTERNATIONAL GROWTH FUND*

	CLASS I								CLASS Y

	Year Ended		Year Ended December 31,						Year Ended		Year Ended December 31,

	10/31/14[1]		2013		2012		2011	2010	10/31/14[1]		2013		2012		2011	2010

Net Asset Value at beginning of period	$17.88		$15.42		$13.11		$16.16	$15.02	$17.89		$15.42		$13.11		$16.16	$15.01
Income from Investment Operations:
Net investment income[2]	0.26		0.17	[3]	0.21	[3]	0.21 [3]	0.15 [3]	0.14		0.13	[3]	0.17	[3]	0.19 [3]	0.12 [3]
Net realized and unrealized gain (loss) on investments	(1.44)		2.52		2.33		(3.06)	1.14	(1.35)		2.53		2.32		(3.07)	1.15

Total from investment operations	(1.18)		2.69		2.54		(2.85)	1.29	(1.21)		2.66		2.49		(2.88)	1.27
Less Distributions:
Distributions from net investment income	–		(0.23)		(0.23)		(0.20)	(0.15)	–		(0.19)		(0.18)		(0.17)	(0.12)

Total distributions	–		(0.23)		(0.23)		(0.20)	(0.15)	–		(0.19)		(0.18)		(0.17)	(0.12)
Net increase (decrease) in net asset value	(1.18)		2.46		2.31		(3.05)	1.14	(1.21)		2.47		2.31		(3.05)	1.15
Net Asset Value at end of period	$16.70		$17.88		$15.42		$13.11	$16.16	$16.68		$17.89		$15.42		$13.11	$16.16
Total Return (%)[4]	(6.60)[5]		17.46		19.37		(17.61)	8.63	(6.76)[5]		17.26		19.01		(17.82)	8.44
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$153,839		$262,627		$518,186		$548,110	$608,571	$2,942		$3,928		$4,410		$5,907	$9,398
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.95	[6]	0.94		0.89		0.86	0.87	1.85	[6]	1.67		1.45		1.05	1.10
After reimbursement of expenses by Adviser (%)	0.95	[6]	0.94	[7]	0.89	[8]	0.86	0.87	1.16	[6]	1.17	[10]	1.15	[11]	1.05	1.10
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.40	[6]	1.05		1.44		1.39	1.05	1.22	[6]	0.78		1.15		1.22	0.83
Portfolio turnover (%)[9]	34	[5]	48		47		62	52	34	[5]	48		47		62	52
*	The Financial Statements presented herein reflect the historical operating results of the Hansberger International Series International Growth Fund through July 31, 2014. See Note 1 for a discussion of the Fund’s reorganization.
[1]	Effective at the close of business on July 31, 2014, the fiscal year end of the fund changed to October 31. Disclosure represents 10 months of information.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Per share net investment income has been calculated using the average shares outstanding during the period.
[4]	Total return without applicable sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.92%.
[8]	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.88%.
[9]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[10]	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.15%.
[11]	Includes interest expense of less than 0.01%.

See accompanying Notes to Financial Statements.

67

Madison Funds | October 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

	TARGET	TARGET	TARGET	TARGET
	RETIREMENT	RETIREMENT	RETIREMENT	RETIREMENT
	2020 FUND	2030 FUND	2040 FUND	2050 FUND

	CLASS R6	CLASS R6	CLASS R6	CLASS R6

	Inception to	Inception to	Inception to	Inception to
	10/31/14[1]	10/31/14[1]	10/31/14[1]	10/31/14[1]

Net Asset Value at beginning of period	$10.00	$10.00	$10.00	$10.00
Income from Investment Operations:
Net investment income[2]	0.03	0.03	0.03	0.03
Net realized and unrealized loss on investments	(0.03)	(0.04)	(0.05)	(0.05)
Total from investment operations	–	(0.01)	(0.02)	(0.02)
Net decrease in net asset value	–	(0.01)	(0.02)	(0.02)
Net Asset Value at end of period	$10.00	$9.99	$9.98	$9.98
Total Return (%)[3]	– [4]	(0.10)[4]	(0.20)[4]	(0.20)[4]
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$61,964	$82,852	$58,903	$21,266
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.32 [5]	0.32 [5]	0.32 [5]	0.32 [5]
After reimbursement of expenses by Adviser (%)	0.32 [5]	0.32 [5]	0.32 [5]	0.32 [5]
Ratio of net investment income to average net assets
After reimbursement of expenses by Adviser (%)	1.82 [5]	1.87 [5]	1.84 [5]	1.72 [5]
Portfolio turnover (%)[6]	48 [4]	44 [4]	46 [4]	52 [4]

[1]	Commenced investment operations August 29, 2014. See Note 1.
[2]	Net investment income calculated excluding permanent tax adjustments to undistributed net investment income.
[3]	Total return without applicable sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

68

Madison Funds | October 31, 2014

Notes to the Financial Statements

1. ORGANIZATION

Madison Funds, a Delaware business trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. As of the date of this report, the Trust offers twenty six funds (individually, a “Fund,” collectively, the “Funds”).

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial Interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”) . The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the High Income Fund, Small Cap Fund, NorthRoad International Fund, International Stock Fund and Hansberger International Growth Fund. Effective after the close of business on February 28, 2014, the Madison Equity Income Fund was re-named the Madison Covered Call & Equity Income Fund.

After approval at a special meeting of shareholders of the Hansberger International Growth Fund (the “Hansberger Fund” which was held on July 21, 2014, Madison assumed the investment management of the Hansberger Fund and reorganized it into the Madison Funds® after market close July 31, 2014. In a one-to-one exchange, existing Advisor Class shareholders of the Hansberger Fund became shareholders of Madison Hansberger International Growth Fund (“Acquiring Fund”) Class Y, and existing Hansberger Fund Institutional Class shareholders became shareholders of the Acquiring Fund Class I shares. While the Acquiring Fund was the legal survivor of the transaction, the predecessor Hansberger Fund was the accounting survivor of the transaction and therefore the historical performance of the predecessor Hansberger Fund was retained by the Acquiring Fund.

On August 29, 2014, Madison launched four new series of the Trust, the Madison Target Retirement 2020, 2030, 2040 and 2050 Funds, respectively. In exchange for Class R6 shares of each new series of the Trust, substantially all portfolio holdings were received in-kind from the Ultra Series Madison Target Retirement 2020, 2030, 2040 and 2050 Funds. Both the Ultra Series Target Date Funds and the Madison Target Date Funds are managed by Madison under the same portfolio management team.

The accompanying financial statements include the Cash Reserves, Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Covered Call & Equity Income, Dividend Income, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap, NorthRoad International, International Stock and Hansberger International Growth Funds (collectively, the “Core Funds”), the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the “Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”). The Tax-Free Virginia Fund invests solely in securities exempt from both federal and Virginia state income taxes, while the Tax- Free National Fund invests in securities exempt from federal taxes ( together, the “Tax-Free Funds”).

The Cash Reserves Fund offers two classes of shares: Class A and B. The High Income, Large Cap Value, Large Cap Growth, Small Cap, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Investors Fund offers three classes of shares: Class A, Y and R6. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Covered Call & Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The NorthRoad International Fund offers two classes of shares: Class Y and R6. The Tax-Free Virginia, Tax-Free National, Government Bond, High Quality Bond, Corporate Bond and Dividend Income offer one class of shares: Class Y. The Hansberger International Growth Fund offers two classes of shares: Class I and Y. The Target Date Funds offer one class of shares, Class R6 shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of Fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Securities and other investments are valued as follows: Equity securities (including closed-end investment companies), including American Depository Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((the “NYSE”) usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Because the assets of the Allocation Funds consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAVs of the

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underlying funds. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of the Investment Adviser, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Security Transactions and Investment Income: Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities. As of October 31, 2014, no funds had open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments”. The Covered Call & Equity Income, International Stock and Hansberger International Growth Funds had net realized losses of $12, $666,817 and $1,055,793, related to foreign currency transactions, respectively. The Small Cap, Large Cap Value and NorthRoad International Funds had net realized gains of $1,138, $431 and $13,317, respectively.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each Fund, except the Cash Reserves Fund and the Tax-Free Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. As of October 31, 2014, none of the Funds had open forward foreign currency exchange contracts.

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If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Cash Reserves Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At October 31, 2014, investments in securities of the Core Bond, Corporate Bond, High Income and Diversified Income Funds included illiquid issues. The aggregate values of illiquid securities held by the Core Bond, Corporate Bond, High Income and Diversified Income Funds were $7,707,045, $1,068,407, $249,062 and $2,059,160 respectively, which represent 3.4%, 4.0%, 0.8% and 1.4% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at October 31, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost

Core Bond Fund
AARP, Inc.	5/16/02	$784,142
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	450,000
Apollo Management Holdings L.P.	5/27/14	997,316
ERAC USA Finance LLC	12/16/04	620,215
First Data Corp.	6/20/14	585,026
Forest Laboratories Inc.	12/5/13	200,000
Glencore Funding LLC	4/22/14	822,565
Liberty Mutual Group Inc.	Various	1,231,204
Nissan Motor Acceptance Corp.	9/20/13	499,557
Sirius XM Radio Inc.	5/1/14	525,000
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	499,912

		$7,214,937
Corporate Bond Fund
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	$150,000
Apollo Management Holdings L.P.	5/27/14	249,329
Calumet Specialty Products Partners L.P. / Calumet
Finance Corp.	3/26/14	100,000
First Data Corp.	6/20/14	106,368
Forest Laboratories Inc.	12/5/13	50,000
Glencore Funding LLC	4/22/14	124,631
Liberty Mutual Group Inc.	6/13/13	99,437
Nissan Motor Acceptance Corp.	9/19/13	49,956
Sirius XM Radio Inc.	5/1/14	125,000

		$1,054,721
High Income Fund
Brand Energy & Infrastructure Services Inc.	11/22/13	$250,000

Diversified Income Fund
AARP, Inc.	5/16/02	$784,142
ERAC USA Finance LLC	12/16/04	350,556
First Data Corp	6/20/14	212,737
Glencore Funding LLC	4/22/14	264,218
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	124,978

		$1,736,631

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of October 31, 2014, only the Corporate Bond Fund had entered into such transactions, the market values of which are identified in the Fund’s Portfolio of Investments.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data etc.)

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Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended October 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of October 31, 2014, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of October 31, 2014, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 10/31/14
Fund
Conservative Allocation	$74,929,935	$–	$–	$74,929,935
Moderate Allocation	149,827,106	–	–	149,827,106
Aggressive Allocation	61,089,200	–	–	61,089,200
Cash Reserves[1]	798,817	20,197,798	–	20,996,615
Tax-Free Virginia Municipal Bonds	–	22,587,160	–	22,587,160
Tax-Free National Municipal Bonds	–	28,059,250	–	28,059,250
Government Bond Mortgage Backed Securities	–	452,201	–	452,201
U.S. Government and Agency Obligations	–	3,356,961	–	3,356,961
Short-Term Investments	37,651	–	–	37,651

	37,651	3,809,162	–	3,846,813
High Quality Bond
Corporate Notes and Bonds	–	47,159,888	–	47,159,888
U.S. Government and Agency Obligations	–	67,978,874	–	67,978,874
Short-Term Investments	2,147,326	–	–	2,147,326

	2,147,326	115,138,762	–	117,286,088
Core Bond
Asset Backed Securities	–	8,158,904	–	8,158,904
Commercial Mortgage Backed Securities	–	3,185,275	–	3,185,275
Corporate Notes and Bonds	–	58,233,550	–	58,233,550
Long Term Municipal Bonds	–	19,867,016	–	19,867,016
Mortgage Backed Securities	–	47,116,466	–	47,116,466
U.S. Government and Agency
Obligations	–	80,377,486	–	80,377,486
Short-Term Investments	7,150,722	–	–	7,150,722

	7,150,722	216,938,697	–	224,089,419
Corporate Bond
Corporate Notes and Bonds	–	23,841,275	–	23,841,275
Long Term Municipal Bonds	–	2,394,456	–	2,394,456
Short-Term Investments	790,451	–	–	790,451

	790,451	26,235,731	–	27,026,182
High Income
Corporate Notes and Bonds	–	29,465,034	–	29,465,034
Short-Term Investments	1,479,144	–	–	1,479,144

	1,479,144	29,465,034	–	30,944,178
Diversified Income
Common Stocks	79,923,016	–	–	79,923,016
Asset Backed Securities	–	2,084,965	–	2,084,965
Commercial Mortgage Backed Securities	–	671,557	–	671,557
Corporate Notes and Bonds	–	21,492,408	–	21,492,408
Long Term Municipal Bonds	–	1,380,349	–	1,380,349
Mortgage Backed Securities	–	10,552,336	–	10,552,336
U.S. Government and Agency Obligations	–	23,534,846	–	23,534,846
Short-Term Investments	5,021,969	–	–	5,021,969

	84,944,985	59,716,461	–	144,661,446
Covered Call & Equity Income
Assets:
Common Stocks	41,676,491	–	–	41,676,491
Exchange Traded Funds	5,185,948	–	–	5,185,948
Put Options Purchased	88,875	–	–	88,875
U.S. Government and Agency Obligations	–	3,999,844	–	3,999,844
Short-Term Investments	10,128,905	–	–	10,128,905

	57,080,219	3,999,844	–	61,080,063
Liabilities:
Options Written	1,305,539	–	–	1,305,539

Dividend Income
Common Stocks	20,912,028	–	–	20,912,028
Short-Term Investments	577,906	–	–	577,906

	21,489,934	–	–	21,489,934
Large Cap Value
Common Stocks	199,348,844	–	–	199,348,844
Short-Term Investments	2,017,279	–	–	2,017,279

	201,366,123	–	–	201,366,123
Investors
Common Stocks	158,156,388	–	–	158,156,388
Short-Term Investments	11,056,617	–	–	11,056,617

	169,213,005	–	–	169,213,005
Large Cap Growth
Common Stock	172,874,425	–	–	172,874,425
Short-Term Investments	12,794,774	–	–	12,794,774

	185,669,199	–	–	185,669,199
Mid Cap
Common Stocks	264,670,067	–	–	264,670,067
Short-Term Investments	25,916,511	–	–	25,916,511

	290,586,578	–	–	290,586,578
Small Cap
Common Stocks	61,491,970	783,797	–	62,275,767
Short-Term Investments	4,705,503	–	–	4,705,503

	66,197,473	783,797	–	66,981,270
NorthRoad International
Common Stocks
Australia	1,027,777	–	–	1,027,777
Brazil	673,090	740,346	–	1,413,436
France	4,691,585	2,020,759	–	6,712,344
Germany	1,181,919	–	–	1,181,919
Ireland	923,539	–	–	923,539
Israel	1,035,603	–	–	1,035,603
Japan	3,140,818	2,070,538	–	5,211,356
Netherlands	2,242,051	1,053,382	–	3,295,433
Singapore	–	907,936	–	907,936
South Korea	–	1,066,940	–	1,066,940
Sweden	957,690	–	–	957,690
Switzerland	8,840,624	–	–	8,840,624
United Kingdom	8,723,855	3,158,759	–	11,882,614

	33,438,551	11,018,660	–	44,457,211

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	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 10/31/14
Fund
International Stock
Common Stocks
Australia	$–	$666,836	$–	$666,836
Austria	–	262,067	–	262,067
Belgium	–	884,813	–	884,813
Brazil	–	276,819	–	276,819
Canada	–	863,097	–	863,097
Denmark	–	268,158	–	268,158
Finland	–	608,225	–	608,225
France	–	1751803	–	1,751,803
Germany	–	1,248,787	–	1,248,787
Greece	–	234,746	–	234,746
Ireland	355,456	757,227	–	1,112,683
Israel	937,402	–	–	937,402
Italy	–	876,114	–	876,114
Japan	–	6,882,965	–	6,882,965
Luxembourg	–	193,783	–	193,783
Netherlands	–	1,895,816	–	1,895,816
Norway	–	96,957	–	96,957
Philippines	–	530,433	–	530,433
Spain	–	1,228,423	–	1,228,423
Sweden	–	1,283,265	–	1,283,265
Switzerland	–	2,555,797	–	2,555,797
Taiwan	356,724	–	–	356,724
Thailand	–	268,769	–	268,769
United Kingdom	–	6,470,773	–	6,470,773
Preferred Stock	–	2,890	–	2,890
Short-Term Investments	484,802	–	–	484,802

	2,134,384	30,108,563	–	32,242,947
Hansberger International Growth
Common Stocks
Australia	–	3,086,867	–	3,086,867
Brazil	1,663,422	–	–	1,663,422
Canada	6,975,532	–	–	6,975,532
China	–	13,283,839	–	13,283,839
Denmark	–	2,275,985	–	2,275,985
France	–	4,456,664	–	4,456,664
Germany	–	11,968,712	–	11,968,712
Hong Kong	–	6,941,055	–	6,941,055
India	6,296,033	2,235,784	–	8,531,817
Ireland	–	1,889,733	–	1,889,733
Israel	1,920,910	–	–	1,920,910
Italy	–	1,573,078	–	1,573,078
Japan	–	23,641,980	–	23,641,980
Mexico	–	1,865,000	–	1,865,000
Netherlands	4,443,535	2,351,116	–	6,794,651
Norway	–	1,963,432	–	1,963,432
Singapore	–	4,457,471	–	4,457,471
South Korea	1,762,950	4,437,150	–	6,200,100
Spain	–	1,574,810	–	1,574,810
Sweden	–	1,958,827	–	1,958,827
Switzerland	–	12,854,591	–	12,854,591
United Kingdom	2,136,105	26,698,424	–	28,834,529
Preferred Stock	–	15,791	–	15,791
Rights	–	19,357	–	19,357
Short-Term Investments	1,933,724	–	–	1,933,724

	27,132,211	129,549,666	–	156,681,877
Madison Target Retirement 2020	61,912,457	–	–	61,912,457
Madison Target Retirement 2030	82,763,714	–	–	82,763,714
Madison Target Retirement 2040	58,866,106	–	–	58,866,106
Madison Target Retirement 2050	21,259,294	–	–	21,259,294

[1] At October 31, 2014, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund by location as presented on the Statement of Assets and Liabilities as of October 31, 2014:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives

Derivatives not accounted	Statement of Assets and		Statement of Assets and
for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Equity contracts	Options purchased	$88,875	Options written	$1,305,539

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2014:

Derivatives not accounted	Realized Gain	Change in Unrealized
for as hedging Instruments	on Derivatives:	Depreciation on Derivatives

Equity contracts	$2,601,712	($10,239)

The Investment Adviser has determined that there is no impact on the financial statements of the other Funds held in the Trust as they currently do not hold derivative financial instruments.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the Funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows as of October 31, 2014:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.20%	Dividend Income	0.75%
Moderate Allocation	0.20%	Large Cap Value	0.55%
Aggressive Allocation	0.20%	Investors	0.75%
Cash Reserves	0.40%	Large Cap Growth	0.75%
Tax-Free Virginia	0.50%	Mid Cap	0.75%
Tax-Free National	0.50%	Small Cap	1.00%
Government Bond	0.40%	NorthRoad International	0.80%
High Quality Bond	0.30%	International Stock	1.05%
Core Bond	0.50%	Hansberger International Growth	0.75%
Corporate Bond	0.40%	Madison Target Retirement 2020	0.25%
High Income	0.55%	Madison Target Retirement 2030	0.25%
Diversified Income	0.65%	Madison Target Retirement 2040	0.25%
Covered Call & Equity Income	0.85%	Madison Target Retirement 2050	0.25%

The Cash Reserves, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investors Fund advisory fee is 0.75% on the first $100 million of assets, and 0.60% on assets in excess of $100 million. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds at October 31, 2014, are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund, NorthRoad Capital Management, LLC for the NorthRoad International Fund, Lazard Asset Management LLC for the International Stock Fund and Hansberger Growth Investors, LP for the Hansberger International Growth Fund.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser has contractually agreed to waive a portion of advisory fees on

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Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

the Cash Reserves Fund Class A Shares and Class B Shares until March 1, 2015, for the purpose of maintaining a one day yield of zero. The amount of the daily waiver was equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended October 31, 2014, the waivers totaled $88,631 for Class A Shares and $1,793 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Government Bond and Dividend Income Fund’s advisory fee (0.10%) is being waived by the Investment Adviser until March 1, 2015. A portion of the Investors Fund’s advisory fee was waived through May 1, 2014. A portion of the Hansberger International Growth Fund’s advisory fee through July 31, 2014 was also waived by the Investment Adviser. For the period ended October 31, 2014, the waivers totaled $4,098 for Government Bond, $20,421 for Dividend Income, $104,288 for the Investors Fund, and $19,694 for the Hansberger International Growth Fund and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Services Agreement. The Investment Adviser provides or arranges for each Fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each Fund as follows:

Fund	Service Fee	Fund	Service Fee
Conservative Allocation	0.25%	Dividend Income	0.35%
Moderate Allocation	0.25%	Large Cap Value	0.36%
Aggressive Allocation	0.25%	Investors[1]	0.35%
Cash Reserves	0.15%	Large Cap Growth	0.20%
Tax-Free Virginia	0.35%	Mid Cap[1]	0.40%
Tax-Free National	0.35%	Small Cap	0.25%
Government Bond	0.25%	NorthRoad International[1]	0.35%
High Quality Bond	0.19%	International Stock	0.30%
Core Bond[1]	0.15%	Hansberger International Growth[2]	0.25%
Corporate Bond	0.25%	Target Retirement 2020	0.05%
High Income	0.20%	Target Retirement 2030	0.05%
Diversified Income	0.20%	Target Retirement 2040	0.05%
Covered Call & Equity Income[1]	0.15%	Target Retirement 2050	0.05%

[1] The annual service fee for Class R6 shares of this Fund is 0.02%.
[2] The annual service fee for Class Y shares of this Fund is 0.40%.

The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of service agreement fees on the Cash Reserves Fund Class A Shares and Class B Shares until at least March 1, 2015, for the purpose of maintaining a one–day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended October 31, 2014, the waivers totaled $17,194 for Class A Shares and $717 for Class B Shares and are reflected as fees waived in the accompanying Statement of Operations. A portion of the Dividend Income Fund’s annual service fee (0.05%) is being waived by the Investment Adviser until March 1, 2015, while a portion of the Investors Fund’s services fees was waived (0.05%) through May 1, 2014, and effective May 2, 2014, a portion (0.15%) of the Investors Fund’s annual service fee is being waived until September 30, 2015. The waived amounts for the Dividend Income and Investors Funds totaled $10,210 and $195,751, respectively, and are reflected as fees waived in the accompanying Statement of Operations. The Investment Adviser does not have the right to recoup any of these waived fees.

Distribution Agreement. The direct expenses of the Funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the Funds.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, MFD waived a portion of 12b-1 fees on the Cash Reserves Fund Class B Shares for the purpose of maintaining a one day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended October 31, 2014, the waivers totaled $3,958 and are reflected as fees waived in the accompanying Statement of Operations. MFD does not have the right to recoup these waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deducted from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B, and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay third party selling brokers who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected from shareholders in this manner are presented in the “Amount Collected” section of the table below. The amounts retained by MFD (and not paid to selling brokers who sell Fund shares) are shown in the “Amount Retained” section. The amounts collected and retained for the period November 1, 2013 through October 31, 2014, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$145,594	$18,275	$3,993	$18,348	$18,275	$3,993
Moderate Allocation	241,493	60,200	1,421	28,484	60,200	1,421
Aggressive Allocation	123,474	11,616	393	13,648	11,616	393
Cash Reserves	-	4,837	-	-	4,837	-
Core Bond	13,895	5,836	-	1,156	5,836	-
High Income	50,727	2,660	-	6,839	2,660	-
Diversified Income	478,777	15,656	3,827	62,616	15,656	3,827
Covered Call & Equity Income	98,120	-	200	12,002	-	200
Large Cap Value	64,386	3,240	-	7,598	3,240	-
Investors	21,534	-	-	3,094	-	-
Large Cap Growth	49,969	3,784	-	5,557	3,784	-
Mid Cap	47,171	2,534	-	5,268	2,534	-
Small Cap	11,497	532	-	1,144	532	-
International Stock	29,128	1,755	-	3,280	1,755	-

Other Expenses: Except as provided below, in addition to the management fee, the Trust is responsible for fees of the independent trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, overdrafts and any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Officers and Trustees: Certain officers and trustees of the Funds are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Services Agreement as described above.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Cash Reserves Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free, Government Bond, Core Bond, Corporate Bond, High Income and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value, Investors, Large Cap Growth, Mid Cap, Small Cap, NorthRoad International, International Stock, Hansberger International Growth and the Target Retirement Funds declare and reinvest dividends, if any, annually. The Funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the Funds differ from book amounts earned

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Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the year ended October 31, 2014, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$69,181,329	$68,894,082
Moderate Allocation	–	–	131,535,228	135,112,452
Aggressive Allocation	–	–	47,221,199	45,966,165
Tax-Free Virginia	–	–	3,711,702	4,381,843
Tax-Free National	–	–	8,625,811	8,242,922
Government Bond	947,918	1,388,237	–	–
High Quality Bond	20,972,365	25,114,423	3,246,763	11,322,440
Core Bond	52,999,733	35,236,098	85,414,257	38,990,789
Corporate Bond	–	–	13,675,778	7,098,861
High Income	–	–	20,340,768	37,582,992
Diversified Income	11,458,046	6,915,542	29,998,697	23,665,192
Covered Call & Equity Income	–	–	60,140,312	48,225,713
Dividend Income	–	–	6,829,633	5,787,723
Large Cap Value	–	–	176,683,390	196,188,020
Investors	–	–	97,252,807	154,427,422
Large Cap Growth	–	–	67,016,342	61,757,227
Mid Cap	–	–	92,923,965	163,209,522
Small Cap	–	–	24,810,896	15,543,076
NorthRoad International	–	–	27,768,424	12,327,393
International Stock	–	–	23,902,745	52,133,962
Hansberger International Growth	–	–	72,455,857	163,181,649
Target Retirement 2020	–	–	30,021,345	33,759,913
Target Retirement 2030	–	–	36,490,444	40,294,671
Target Retirement 2040	–	–	26,894,340	28,719,197
Target Retirement 2050	–	–	10,739,475	10,807,193

6. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered call options. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the Fund by providing protection from declining stock prices.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

Transactions in option contracts in the Covered Call & Equity Income Fund during the year ended October 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	5,155	$1,009,196
Options written during the period	22,186	4,409,936
Options closed during the period	(6,760)	(1,429,676)
Options exercised during the period	(6,831)	(1,269,406)
Options expired during the period	(8,107)	(1,522,927)
Options outstanding, end of period	5,643	$1,197,123

7. FOREIGN SECURITIES

Each Fund, other than the Tax-Free Funds, may invest in foreign securities; however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities. Certain of the Funds have reclaim receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statement of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

8. SECURITIES LENDING

The Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap and International Stock Funds have entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

The Funds did not engage in any securities lending activity during the period ended October 31, 2014.

9. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of October 31, 2014. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended 2011 through 2014. The prior years of 2011 through 2013 represent the legacy MEMBERS Mutual Funds and the legacy Madison Mosaic Funds. Effective as of the market close of April 19, 2013, the Mosaic Funds reorganized into the Madison Funds (formerly known as the MEMBERS Mutual Funds).

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Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

The tax character of distributions paid during the years ended October 31, 2013 and 2014 was a follows:

	Ordinary Income		Capital Gain
Fund	2014	2013	2014	2013
Conservative Allocation	$691,854	$2,549,501	$284,823	$–
Moderate Allocation	1,530,333	2,840,813	–	–
Aggressive Allocation	146,020	859,441	–	–
Cash Reserves	–	–	–	–
Government Bond	43,494	50,235	14,992	–
High Quaility Bond	1,311,861	846,602	449,217	199,710
Core Bond	4,399,825	3,298,102	781,095	–
Corporate Bond	526,572	335,231	–	38,804
High Income	2,107,124	3,829,503	2,382,028	–
Diversified Income	2,041,769	1,885,509	–	–
Covered Call & Equity Income	3,710,169	5,869,493	–	–
Dividend Income	399,321	214,322	494,298	–
Large Cap Value	2,001,560	2,354,603	–	–
Investors	212,248	188,838	6,195,632	–
Large Cap Growth	199,657	590,649	5,786,120	–
Mid Cap	–	–	22,075,642	–
Small Cap	2,317	184,808	2,153,162	922,610
NorthRoad International	1,192,782	–	116,168	–
International Stock	542,237	619,729	–	–
Target Retirement 2020	–	–	–	–
Target Retirement 2030	–	–	–	–
Target Retirement 2040	–	–	–	–
Target Retirement 2050	–	–	–	–

	Ordinary Income
Fund	2014	12/31/13
Hansberger International Growth	$–	$3,356,129

	Tax Exempt Income		Capital Gain
Fund	2014	2013	2014	2013
Tax-Free Virginia	$611,995	$51,154	$375,715	$–
Tax-Free National	744,624	68,313	127,150	–

As of October 31, 2014, the components of distributable earnings on a tax bases were as follows:

Fund	Ordinary Income	Tax Exempt Income	Capital Gain
Conservative Allocation	$485,019	$–	$2,826,077
Moderate Allocation	422,762	–	7,986,977
Aggressive Allocation	196,252	–	4,556,647
Cash Reserves	–	–	–
Tax-Free Virginia	10,501	4,438	140,085
Tax-Free National	–	19,871	217,897
Government Bond	5,064	–	10,941
High Quality Bond	101,812	–	118,537
Core Bond	273,075	–	1,673,616
Corporate Bond	22,955	–	20,295
High Income	338,829	–	1,376,166
Diversified Income	6,681	–	–
Covered Call & Equity Income	1,586,477	–	161,657
Dividend Income	2,201	–	1,219,688
Large Cap Value	1,412,067	–	27,390,337
Investors	6,723,717	–	25,518,349
Large Cap Growth	1,087,977	–	13,818,889
Mid Cap	6,182,447	–	42,647,284
Small Cap	274,955	–	3,717,228
NorthRoad International	748,357	–	1,725,725
International Stock	775,848	–	–
Hansberger International Growth	2,490,812	–	–
Target Retirement 2020	393,335	–	397,281
Target Retirement 2030	410,736	–	1,474,088
Target Retirement 2040	275,516	–	1,413,934
Target Retirement 2050	71,765	–	450,142

For federal income tax purposes, the Funds listed below have capital loss carryovers as of October 31, 2014, which are available to offset future capital gains, if any, realized through the fiscal year listed:

				No Expiration Date
Fund	2016	2017	2018	Short Term	Long Term
Cash Reserves	$–	$16	$5	$1	$–
Diversified Income	–	464,665	–	–	–
Mid Cap	2,489,386	–	–	–	–
Small Cap	1,351,789	–	–	–	–
International Stock	–	–	1,106,894	–	–
Hansberger International
Growth	–	49,306,213	–	–	–

The capital loss carryovers for the Mid Cap Fund, Small Cap Fund, and Hansberger International are subject to certain limitations upon availability, to offset future gains, pursuant to Section 382 of the Internal Revenue Code.

Certain ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year, if the Funds so elect. For the year ended October 31, 2014, there were no Funds that elected to defer late-year ordinary losses.

For the year-ended October 31, 2014, capital losses utilized for each Fund were as follows:

Fund	Amount Utilized	Fund	Amount Utilized
Moderate Allocation	$5,285,137	Large Cap Value	$6,363,014
Aggressive Allocation	1,147,066	Mid Cap	1,244,694
Tax-Free National	6,918	Small Cap	675,894
Corporate Bond	25,047	International Stock	11,012,891
Diversified Income	5,554,388	Hansberger International Growth	14,134,595

At October 31, 2014, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,860,335	$198,674	$3,661,661
Moderate Allocation	14,390,921	56,937	14,333,984
Aggressive Allocation	8,099,692	64,598	8,035,094
Cash Reserves	–	–	–
Tax-Free Virginia	935,890	53,278	882,612
Tax-Free National	1,486,468	19,205	1,467,263
Government Bond	49,454	1,147	48,307
High Quaility Bond	1,354,738	118,432	1,236,306
Core Bond	7,833,181	890,395	6,942,786
Corporate Bond	646,680	68,615	578,065
High Income	893,995	317,700	576,295
Diversified Income	24,261,330	812,129	23,449,201
Covered Call & Equity Income	1,712,180	2,639,510	(927,330)
Dividend Income	4,708,378	44,959	4,663,419
Large Cap Value	40,418,399	1,282,732	39,135,667
Investors	28,299,050	1,041,886	27,257,164
Large Cap Growth	44,526,191	376,588	44,149,603
Mid Cap	79,725,861	2,016,829	77,709,032
Small Cap	11,451,633	953,251	10,498,382
NorthRoad International	3,602,454	2,298,781	1,303,673
International Stock	5,647,633	492,996	5,154,637
Hansberger International Growth	13,259,562	7,652,247	5,607,315
Target Retirement 2020	4,777,883	51,448	4,726,435
Target Retirement 2030	9,354,935	72,009	9,282,926
Target Retirement 2040	7,789,622	44,521	7,745,101
Target Retirement 2050	2,376,854	21,535	2,355,319

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales.

76

Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

Reclassification Adjustments: Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Funds. Differences relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, distributions from real estate investment trusts, and the tax-free exchange of each Ultra Series Madison Target Retirement Fund’s respective assets into the corresponding Madison Target Retirement Fund. These adjustments to the Target Date Funds reflect the contributed unrealized gain as of August 29, 2014 that resulted from the tax-free exchange discussed in Note 1.

To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among paid-in capital in excess of par value, undistributed net investment income (loss) and undistributed net realized gain (loss) on investments and foreign currency translations. Accordingly, at October 31, 2014, reclassifications were recorded as follows:

	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Unrealized Appreciation from in Kind Transfer

Fund
Conservative Allocation	$2	$4,414	$(4,416)	$–
Moderate Allocation	–	96,631	(96,631)	–
Aggressive Allocation	1	34,976	(34,977)	–
Cash Reserves	–	–	–	–
Tax-Free Virginia	–	–	–	–
Tax-Free National	–	–	–	–
Government Bond	–	1,173	(1,173)	–
High Quaility Bond	–	–	–	–
Core Bond	–	199,106	(199,106)	–
Corporate Bond	–	–	–	–
High Income	–	–	–	–
Diversified Income	–	28,077	(28,077)	–
Covered Call & Equity Income	1	2,599,742	(2,599,743)	–
Dividend Income	–	(8,211)	8,211	–
Large Cap Value	–	431	(431)	–
Investors Fund	–	–	–	–
Large Cap Growth	–	–	–	–
Mid Cap	–	1,558,950	(1,558,950)	–
Small Cap	–	(32,055)	32,055	–
NorthRoad International	–	(19,539)	19,539	–
International Stock	–	(9,088)	9,088	–
Hansberger International Growth	(118,039,834)	(46,908)	118,086,742	–
Target Retirement 2020	(5,561,057)	–	(517,156)	6,078,213
Target Retirement 2030	(11,299,006)	–	(614,182)	11,913,188
Target Retirement 2040	(9,556,030)	–	(523,948)	10,079,978
Target Retirement 2050	(2,919,218)	–	(107,970)	3,027,188

10. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in the shares of other registered investment companies (the “Underlying Funds”), including ETFs. Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peer. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

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Madison Funds | Notes to the Financial Statements - continued | October 31, 2014

In addition to the other risks described above in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

11. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds’’). A summary of the transactions with each Affiliated Underlying Fund during the period ended October 31, 2014 follows:

	Balance of Shares Held at 10/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2014	Value at 10/31/2014	Realized Gain (Loss)	Distributions Received[1]
Fund/Underlying Fund

Conservative Allocation Fund
Madison Core Bond Fund Class Y	843,336	641,614	(36,954)	1,447,996	$14,798,524	$(13,363)	$327,733
Madison Corporate Bond Fund Class Y	402,670	44,131	–	446,801	5,133,739	–	108,051
Madison High Income Fund Class Y	202,805	–	(202,805)	–	–	198,781	108,681
Madison High Quality Bond Fund Class Y	473,310	–	(305,837)	167,473	1,848,902	33,484	49,760
Madison International Stock Fund Class Y	190,968	43,671	(234,639)	–	–	798,267	25,826
Madison Investors Fund Class Y	150,219	21,954	(141,679)	30,494	764,473	364,598	106,001
Madison Large Cap Growth Fund Class Y	172,646	133,983	(100,660)	205,969	4,885,587	684,095	146,489
Madison Large Cap Value Fund Class Y	372,809	49,908	(168,338)	254,379	4,884,083	478,137	68,267
Madison NorthRoad International Fund Class Y	–	118,765	(20,078)	98,687	1,138,853	(28,916)	–

Totals					$33,454,161	$2,515,083	$940,808

Moderate Allocation Fund
Madison Core Bond Fund Class Y	1,204,478	832,087	–	2,036,565	$20,813,698	$–	$434,609
Madison High Income Fund Class Y	401,919	56,369	(458,288)	–	–	318,553	211,254
Madison High Quality Bond Fund Class Y	458,350	–	(249,115)	209,235	2,309,954	10,136	56,288
Madison International Stock Fund Class Y	253,807	107,287	(361,094)	–	–	1,306,704	33,648
Madison Investors Fund Class Y	501,626	102,820	(420,708)	183,738	4,606,319	1,810,816	353,970
Madison Large Cap Growth Fund Class Y	599,907	300,750	(192,457)	708,200	16,798,500	1,162,212	520,383
Madison Large Cap Value Fund Class Y	959,472	153,981	(195,012)	918,441	17,634,062	573,332	172,065
Madison Mid Cap Fund Class Y	535,837	38,087	(419,209)	154,715	1,547,150	1,197,860	358,019
Madison NorthRoad International Fund Class Y	365,405	192,550	(223,369)	334,586	3,861,121	392,621	179,920
Madison Small Cap Fund Class Y	120,730	–	(120,730)	–	–	755,939	73,050

Totals					$67,570,804	$7,528,173	$2,393,206

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	–	409,381	–	409,381	$4,183,878	$–	$54,409
Madison High Income Fund Class Y	74,981	–	(74,981)	–	–	15,429	20,356
Madison International Stock Fund Class Y	126,972	4,612	(131,584)	–	–	522,585	16,833
Madison Investors Fund Class Y	248,937	36,947	(186,152)	99,732	2,500,289	922,998	175,661
Madison Large Cap Growth Fund Class Y	302,643	118,652	(44,993)	376,302	8,925,891	172,792	248,852
Madison Large Cap Value Fund Class Y	451,224	55,344	(42,051)	464,517	8,918,726	105,585	85,861
Madison Mid Cap Fund Class Y	419,504	29,818	(323,124)	126,198	1,261,983	868,979	280,291
Madison NorthRoad International Fund Class Y	139,618	43,443	(21,824)	161,237	1,860,679	24,611	68,746
Madison Small Cap Fund Class Y	74,631	–	(74,631)	–	–	250,794	34,902

Totals					$27,651,446	$2,883,773	$985,911

[1] Distributions received include distributions from net investment income and from capital gains from the underlying funds.

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Madison Funds | Notes to the Financial Statements - concluded | October 31, 2014

12. LINE OF CREDIT

Through July 31, 2014, the Hansberger International Growth Fund participated in a committed unsecured line of credit provided by State Street Bank, with a limit of $125,000,000. Interest was charged to the fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, was accrued based on their average daily unused portion of the line of credit. Effective August 1, 2014, with the acquisition of the Hansberger International Growth Fund by Madison, the line of credit ceased.

13. SUBSEQUENT EVENTS

Hansberger International Growth Fund Large Redemption

Effective December 1, 2014, shareholders redeemed $81.1 million from the Hansberger International Growth Fund, representing approximately 58% of Fund assets on that date.

All Other Matters

Other than what is noted above management has evaluated the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. There were no additional events or transactions that impacted the amounts of disclosures on the Funds’ financial statements.

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Madison Funds | October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Madison Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Madison Funds, comprising the Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Cash Reserves Fund, Madison Tax-Free Virginia Fund, Madison Tax-Free National Fund, Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Core Bond Fund, Madison Corporate Bond Fund, Madison High Income Fund, Madison Diversified Income Fund, Madison Covered Call & Equity Income Fund (formerly the Madison Equity Income Fund), Madison Dividend Income Fund, Madison Large Cap Value Fund, Madison Investors Fund, Madison Large Cap Growth Fund, Madison Mid Cap Fund, Madison Small Cap Fund, Madison NorthRoad International Fund, Madison International Stock Fund, Madison Hansberger International Growth Fund, Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund (collectively, the “Funds”) as of October 31, 2014, and the related statements of operations for the periods ended October 31, 2014, the statements of changes in net assets and the financial highlights of the Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Cash Reserves Fund, Madison Core Bond Fund, Madison High Income Fund, Madison Diversified Income Fund, Madison Covered Call & Equity Income Fund, Madison Large Cap Value Fund, Madison Large Cap Growth Fund, Madison Small Cap Fund, Madison International Stock Fund, Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 for each of the periods presented, the statements of changes in net assets and the financial highlights of Madison Tax-Free Virginia Fund and Madison Tax-Free National Fund for the year ended October 31, 2014 and each of the two periods in the period ended October 31, 2013, the statements of changes in net assets and the financial highlights of Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Corporate Bond Fund, Madison Dividend Income Fund, Madison Investors Fund, Madison Mid Cap Fund, and Madison NorthRoad International Fund for the year ended October 31, 2014 and the period ended October 31, 2013, and the statements of changes in net assets and the financial highlights of Madison Hansberger International Growth Fund. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Madison Tax-Free Virginia Fund and Madison Tax-Free National Fund for the period ended prior to October 1, 2012 were audited by other auditors, whose report, dated November 14, 2012, expressed an unqualified opinion on the financial highlights. The financial highlights of the Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Corporate Bond Fund, Madison Dividend Income Fund, Madison Investors Fund, and Madison NorthRoad International Fund for the periods ended prior to January 1, 2013 were audited by other auditors, whose report, dated February 26, 2013, expressed an unqualified opinion on the financial highlights. The financial highlights of the Madison Mid Cap Fund for the periods ended prior to January 1, 2013, before the effects of adjustments to retrospectively adjust the financial highlights to give effect to the reorganization as discussed in footnote 7 to the financial highlights, were audited by other auditors, whose report, dated February 26, 2013 expressed an unqualified opinion on the financial highlights and statement of changes in net assets. The statement of changes in net assets for the Madison Hansberger International Growth Fund for the year ended December 31, 2013 and the financial highlights for the periods ended prior to January 1, 2014 were audited by other auditors, whose report, dated February 24, 2014, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2014, the results of their operations for the period then ended, and the changes in their net assets and the financial highlights for the Madison Conservative Allocation Fund, Madison Moderate Allocation Fund, Madison Aggressive Allocation Fund, Madison Cash Reserves Fund, Madison Core Bond Fund, Madison High Income Fund, Madison Diversified Income Fund, Madison Covered Call & Equity Income Fund, Madison Large Cap Value Fund, Madison Large Cap Growth Fund, Madison Small Cap Fund, and Madison International Stock Fund for each of the periods presented, the statements of changes in net assets and the financial highlights of Madison Tax-Free Virginia Fund and Madison Tax-Free National Fund for the year ended October 31, 2014 and each of the two periods in the period ended October 31, 2013, the statements of changes in net assets and the financial highlights of Madison Government Bond Fund, Madison High Quality Bond Fund, Madison Corporate Bond Fund, Madison Dividend Income Fund, Madison Investors Fund, Madison Mid Cap Fund, and Madison NorthRoad International Fund for the year ended October 31, 2014 and the period ended October 31, 2013, and the statements of changes in net assets and the financial highlights of Madison Hansberger International Growth Fund, Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund for the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

We have also audited the adjustments to the financial highlights of the Madison Mid Cap Fund for each of the periods ended prior to January 1, 2013, to retrospectively adjust the financial highlights to give effect to the reorganization as discussed in footnote 7 to the financial highlights. Our procedures included recalculating the conversion factor discussed in that footnote. In our opinion, such retrospective adjustments are appropriate and have been appropriately applied. However, we were not engaged to audit, review, or perform any procedures to the financial statements and financial highlights of the Madison Mid Cap Fund for periods prior to January 1, 2013 other than with respect to the retrospective adjustment described herein, and accordingly, we do not express an opinion or any other form of assurance on the financial statements and financial highlights of Madison Mid Cap Fund for periods prior to January 1, 2013.

/s/ Deloitte & Touche, LLP

Milwaukee, WI
December 19, 2014

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Madison Funds | October 31, 2014

Other Information (unaudited)

DISCUSSION OF CONTRACT RENEWAL PROCESS AND CONSIDERATIONS

The Board of Trustees reviewed a variety of matters in connection with the Trust’s investment advisory contract with the Investment Investment Adviser and the subadvisory contracts with the applicable Subadvisers at an in-person meeting of the Board held in July 2014. The following summarizes the Board’s process and considerations during that meeting.

With regard to the nature, extent and quality of the services to be provided by the Adviser and each sub-adviser, the Board reviewed the biographies and tenure of the personnel involved in Trust management and the experience of the Adviser (and applicable sub-adviser) and its affiliates as investment manager to other investment companies with similar investment strategies or to individual clients or institutions with similar investment strategies. They recognized the wide array of investment professionals employed by the respective firm or firms. Representatives of the Adviser and each sub-adviser discussed or otherwise presented their respective firms’ ongoing investment philosophies and strategies intended to provide performance consistent with each Fund’s investment objectives under various market scenarios.

The Board discussed the quality of services provided to the Trust by its applicable transfer agent, fund administrator and custodian as well as the various administrative services provided directly by the Adviser. Such services included arranging for third party service providers to provide all necessary Fund administration as well as supervising any sub-advisers to Fund portfolios.

With regard to the investment performance of the Trust and the investment adviser, the Board reviewed current performance information provided in the written Board materials. They discussed the reasons for both outperformance and underperformance compared with peer groups and applicable indices and benchmarks. They discussed the unique aspects of the securities markets applicable to particular Funds so that the performance of any such Funds could be reviewed in context. They reviewed both long-term and short-term performance and considered the effect on long-term performance that may have been attributable to any previous investment advisers to any Fund. They also considered whether any relative underperformance was appropriate in view of the Adviser’s conservative investment philosophy. The Board performed this review in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio. In connection with the review of performance, the Board engaged in a comprehensive discussion of market conditions and discussed the reasons for Fund performance under such conditions. With regard to fixed-income Funds, the Board considered each Fund’s relatively conservative investment philosophy during a period of historically low interest rates and the relative risks to fixed-income Funds in the current environment. Representatives of the Adviser and each sub-adviser discussed with the Board the methodology for arriving at peer groups and indices used for performance comparisons.

With regard to the costs of the services to be provided and the profits to be realized by the investment adviser and its affiliates from the relationship with the Trust, the Board reviewed the expense ratios for a variety of other funds in each Fund portfolio’s peer group with similar investment objectives. Again, the Board reviewed these matters in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio.

The Board noted that the Adviser or its affiliates, and, as applicable, each sub-adviser, provided investment management services to other investment company and/or non-investment company clients and considered the fees charged by the Adviser (and respective sub-adviser) to such Funds and clients for purposes of determining whether the given advisory fee was disproportionately large under the so-called Gartenberg standard traditionally used by investment company boards in connection with contract renewal considerations. The Board took those fees into account and considered the differences in services and time required by the various types of funds and clients to which the Adviser (or sub-adviser, if applicable) provided services. The Board recognized that significant differences may exist between the services provided to one type of fund or client and those provided to others, such as those resulting from a greater frequency of shareholder redemptions in a mutual fund and the higher turnover of mutual fund assets. The Board gave such comparisons the weight that they merit in light of the similarities and differences between the services that the various Funds require and were wary of “inapt comparisons.” They considered that, if the services rendered by the Adviser (or sub-adviser, if applicable) to one type of fund or client differed significantly from others, then the comparison should not be used. In the case of non-investment company clients for which the Adviser (or sub-adviser, if applicable) may act as either investment adviser or sub-adviser, the Board noted that the fee may be lower than the fees charged to the Trust. The Board noted too the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser (or sub-adviser, if applicable) which are performed for investment company clients but are not performed for non-investment company clients.

The Trustees reviewed each Fund’s fee structure based on total Fund expense ratio as well as by comparing advisory fees to other advisory fees. The Board noted the simple expense structure maintained by the Trust: an advisory fee and a capped administrative “services” expense. The Board reviewed total expense ratios paid by other funds with similar investment objectives, recognizing that such a comparison, while not dispositive, was an important consideration.

The Trustees sought to ensure that fees paid by the Trust were appropriate. The Board reviewed materials demonstrating that although the Adviser is compensated for a variety of the administrative services it provides or arranges to provide to the Funds to its administrative services agreements with the Trust (“Services Agreement”), such compensation does not always cover all costs because the Services Agreement effectively acts as a cap on administrative expenses. Therefore, the Board recognized that any administrative, operational, regulatory or compliance fees or costs in excess of the Services Agreement fees are paid by the Adviser from investment advisory fees earned. In this regard, the Trustees noted that examination of each Fund portfolio’s total expense ratio compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules.

The Board recognized that to the extent a Fund portfolio invests in other mutual funds also managed by the Adviser (or its affiliates), the Adviser (or an affiliate) receives investment advisory fees from both the Fund portfolio and the underlying mutual fund. The Board was satisfied in this regard that the Adviser (or an affiliate) provides separate services to the Trust’s “Fund of funds” portfolios and the underlying mutual funds in which each such Fund invests in exchange for the fees received from them.

In reviewing costs and profits, the Board noted that for some smaller Fund portfolios, the salaries of all portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Adviser who serve as Trust officers, as well as facility costs (e.g., rent, etc.), could not be supported by fees received from such portfolios alone. However, the Board recognized that the Trust is profitable to the Adviser because such salaries and fixed costs are already paid in whole or in part from revenue generated by management of other client assets managed by the Adviser, including the Trust as one of a consolidated family of investment companies. The Trustees noted that total assets managed by the Adviser and its affiliates were in excess of $15 billion at the time of the meeting. As a result, although the fees paid by each Fund portfolio at its present size might not be sufficient to profitably support a stand-alone fund, the Trust is reasonably profitable to the Adviser as part of its larger, diversified organization. In sum, the

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Madison Funds | Other Information (unaudited) - continued | October 31, 2014

Trustees recognized that the Trust is important to the Adviser and is managed with the attention given to the Adviser’s other clients.

With regard to the extent to which economies of scale would be realized as each Fund portfolio’s assets increase, the Trustees recognized that at their current asset levels, it was premature to discuss any economies of scale not already factored into the compensation payable under the existing investment management and Services Agreement. The Trustees also recognized that in connection with certain mergers that had occurred in April 2013, the Adviser had lowered fees payable from the predecessor funds of Tax-Free National, Tax-Free Virginia, Corporate Bond and Mid Cap Funds and that the surviving Funds in the merger were paying fees at those lower amounts. In addition, the Trustees recognized that the Adviser was currently waiving fees (pursuant to its investment management agreement or the applicable Services Agreement, as the case may be) with regard to: the Government Bond, Dividend Income and certain classes of the Investors Fund series as well as the Madison Cash Reserves Fund. The Board also recognized that the Adviser had arranged for the fees to be capped for certain classes of the Investors Fund series of the Trust.

Counsel to the Independent Trustees confirmed that the Trust’s Independent Trustees met previously and reviewed the written contract renewal materials provided by the Adviser and applicable sub-advisers. He noted that the Independent Trustees had considered such materials in light of the aforementioned Gartenberg standard as well as criteria either set forth or discussed in the more recent Supreme Court decision in Jones v. Harris regarding the investment company contract renewal process under Section 15(c) of the Investment Company Act of 1940, as amended. The Independent Trustees made a variety of additional inquiries regarding such written materials to the Adviser and the sub-advisers and representatives of the Adviser and sub-advisers, respectively, discussed each matter raised.

After further discussion, analysis and review of the totality of the information presented, including the information set forth above and the other information considered by the Board of Trustees, the Trustees, including the Independent Trustees, concluded that the Trust’s advisory fees (including applicable sub-advisory fees) are fair and reasonable for each respective Fund portfolio and that renewal of their respective Advisory, Sub-advisory and Services Agreement are in the best interests of each respective Fund portfolio and its shareholders.

In the course of their review of the contract renewal materials, the Board also reviewed and discussed with counsel the “Rule 12b-1” plans adopted by the Trust. Advisory personnel directed the Board to the written materials regarding these matters during the course of the Board’s consideration of the Rule 12b-1 plans. Finally, the Board also reviewed the Trust’s distribution agreements and the information provided in the written materials regarding the distributor as well as applicable Codes of Ethics.

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b–1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended October 31, 2014. Expenses paid during the period in the tables below are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one–half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B

	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period

Conservative Allocation	$1,000	$1,026.80	0.70%	$3.58	$1,022.80	1.45%	$7.39
Moderate Allocation	1,000	1,033.70	0.70%	3.59	1,029.60	1.45%	7.42
Aggressive Allocation	1,000	1,038.90	0.70%	3.60	1,035.30	1.45%	7.44
Cash Reserves	1,000	1,000.00	0.06%	0.30	1,000.00	0.06%	0.30
Core Bond	1,000	1,017.10	0.90%	4.58	1,013.20	1.65%	8.37
High Income	1,000	1,009.90	1.00%	5.07	1,007.30	1.75%	8.85
Diversified Income	1,000	1,032.30	1.10%	5.63	1,028.90	1.85%	9.46
Covered Call & Equity Income	1,000	1,037.60	1.25%	6.42	N/A	N/A	N/A
Large Cap Value	1,000	1,046.40	1.16%	5.98	1,042.00	1.91%	9.83
Investors	1,000	1,061.50	1.13%	5.87	N/A	N/A	N/A
Large Cap Growth	1,000	1,091.00	1.20%	6.32	1,087.00	1.95%	10.26
Mid Cap	1,000	1,068.90	1.40%	7.30	1,065.00	2.15%	11.19
Small Cap	1,000	1,056.30	1.50%	7.77	1,052.70	2.25%	11.64
International Stock	1,000	974.20	1.61%	8.01	970.60	2.36%	11.72

	CLASS C

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation	$1,000	$1,022.80	1.45%	$7.39
Moderate Allocation	1,000	1,029.50	1.45%	7.42
Aggressive Allocation	1,000	1,035.30	1.45%	7.44
Diversified Income	1,000	1,028.20	1.85%	9.46
Covered Call & Equity Income	1,000	1,032.90	2.00%	10.25

82

Madison Funds | Other Information (unaudited) - continued | October 31, 2014

	CLASS Y

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Tax-Free Virginia	$1,000	$1,027.00	0.85%	$4.34
Tax-Free National	1,000	1,031.40	0.85%	4.35
Government Bond	1,000	1,004.90	0.55%	2.78
High Quality Bond	1,000	1,006.90	0.49%	2.48
Core Bond	1,000	1,018.40	0.65%	3.31
Corporate Bond	1,000	1,016.50	0.65%	3.30
High Income	1,000	1,014.20	0.74%	3.76
Covered Call & Equity Income	1,000	1,038.20	1.00%	5.14
Dividend Income	1,000	1,044.50	0.95%	4.90
Large Cap Value	1,000	1,047.50	0.91%	4.70
Investors	1,000	1,062.70	0.88%	4.58
Large Cap Growth	1,000	1,092.60	0.95%	5.01
Mid Cap	1,000	1,069.50	1.15%	6.00
Small Cap	1,000	1,057.50	1.25%	6.48
NorthRoad International	1,000	933.70	1.15%	5.61
International Stock	1,000	975.60	1.35%	6.72
Hansberger International Growth	1,000	946.10	1.16%	5.69

		CLASS R6

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Core Bond	$1,000	$1,019.40	0.54%	$2.75
Covered Call & Equity Income	1,000	1,039.10	0.87%	4.47
Investors	1,000	1,063.90	0.70%	3.64
Mid Cap	1,000	1,072.50	0.77%	4.02
NorthRoad International	1,000	935.50	0.82%	4.00
Target Retirement 2020	1,000	1,033.70	0.32%	0.53
Target Retirement 2030	1,000	1,041.20	0.32%	0.54
Target Retirement 2040	1,000	1,043.30	0.32%	0.54
Target Retirement 2050	1,000	1,046.90	0.32%	0.54

		CLASS I

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Hansberger International Growth	$1,000	$947.20	0.96%	$4.71

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS A				CLASS B

	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period

Conservative Allocation	$1,000	$1,021.68	0.70%	$3.57	$1,017.90	1.45%	$7.38
Moderate Allocation	1,000	1,021.68	0.70%	3.57	1,017.90	1.45%	7.38
Aggressive Allocation	1,000	1,021.68	0.70%	3.57	1,017.90	1.45%	7.38
Cash Reserves	1,000	1,024.90	0.06%	0.31	1,024.90	0.06%	0.31
Core Bond	1,000	1,020.67	0.90%	4.58	1,016.89	1.65%	8.39
High Income	1,000	1,020.16	1.00%	5.09	1,016.38	1.75%	8.89
Diversified Income	1,000	1,019.66	1.10%	5.60	1,015.88	1.85%	9.40
Covered Call & Equity Income	1,000	1,018.90	1.25%	6.36	N/A	N/A	N/A
Large Cap Value	1,000	1,019.36	1.16%	5.90	1,015.58	1.91%	9.70
Investors	1,000	1,019.51	1.13%	5.75	N/A	N/A	N/A
Large Cap Growth	1,000	1,019.16	1.20%	6.11	1,015.38	1.95%	9.91
Mid Cap	1,000	1,018.15	1.40%	7.12	1,014.37	2.15%	10.92
Small Cap	1,000	1,017.64	1.50%	7.63	1,013.86	2.25%	11.42
International Stock	1,000	1,017.09	1.61%	8.19	1,013.31	2.36%	11.98

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation	$1,000	$1,017.90	1.45%	$ 7.38
Moderate Allocation	1,000	1,017.90	1.45%	7.38
Aggressive Allocation	1,000	1,017.90	1.45%	7.38
Diversified Income	1,000	1,015.88	1.85%	9.40
Covered Call & Equity Income	1,000	1,015.12	2.00%	10.16

83

Madison Funds | Other Information (unaudited) - continued | October 31, 2014

	CLASS Y

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Tax-Free Virginia	$1,000	$1,020.92	0.85%	$4.33
Tax-Free National	1,000	1,020.92	0.85%	4.33
Government Bond	1,000	1,022.43	0.55%	2.80
High Quality Bond	1,000	1,022.74	0.49%	2.50
Core Bond	1,000	1,021.93	0.65%	3.31
Corporate Bond	1,000	1,021.93	0.65%	3.31
High Income	1,000	1,021.48	0.74%	3.77
Covered Call & Equity Income	1,000	1,020.16	1.00%	5.09
Dividend Income	1,000	1,020.42	0.95%	4.84
Large Cap Value	1,000	1,020.62	0.91%	4.63
Investors	1,000	1,020.77	0.88%	4.48
Large Cap Growth	1,000	1,020.42	0.95%	4.84
Mid Cap	1,000	1,019.41	1.15%	5.85
Small Cap	1,000	1,018.90	1.25%	6.36
NorthRoad International	1,000	1,019.41	1.15%	5.85
International Stock	1,000	1,018.40	1.35%	6.87
Hansberger International Growth	1,000	1,019.36	1.16%	5.90

	CLASS R6

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Core Bond	$1,000	$1,022.48	0.54%	$2.75
Covered Call & Equity Income	1,000	1,020.82	0.87%	4.43
Investors	1,000	1,021.68	0.70%	3.57
Mid Cap	1,000	1,021.32	0.77%	3.92
NorthRoad International	1,000	1,021.07	0.82%	4.18
Target Retirement 2020	1,000	1,007.69	0.32%	0.53
Target Retirement 2030	1,000	1,007.69	0.32%	0.53
Target Retirement 2040	1,000	1,007.69	0.32%	0.53
Target Retirement 2050	1,000	1,007.69	0.32%	0.53

	CLASS I

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Hansberger International Growth	$1,000	$1,020.37	0.96%	$4.89

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds’ website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe,” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

84

Madison Funds| Other Information (unaudited) - concluded | October 31, 2014

TAX INFORMATION

Foreign Tax Credits: The Funds expect to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to their shareholders. For the year ended October 31, 2014, the following Funds intend to pass through foreign tax credits and have derived gross income from foreign countries amounting to:

Fund	Foreign Tax Credit Pass-Through	Foreign Source Income

NorthRoad International	$ 74,017	$1,352,169
International Stock	153,962	1,809,363
Hansberger International Growth	327,727	4,650,985

Complete information regarding the Funds’ foreign tax credit pass through to shareholders for 2014 will be reported in conjunction with Form 1099-DIV.

Corporate Dividends Received Deduction: For the taxable year ended October 31, 2014, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Fund	Percentage
Conservative Allocation	11.22%
Moderate Allocation	21.55%
Aggressive Allocation	43.98%
Diversified Income	90.76%
Large Cap Growth	100.00%
Large Cap Value	100.00%
Small Cap	100.00%
Covered Call & Equity Income	9.82%
Investors	38.05%
Dividend Income	100.00%

Qualified Dividend Income: For the taxable year ended October 31, 2014, the Funds hereby designate the maximum amount of dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income (“QDI”) eligible for reduced tax rates (the rates range from 5% to 15% depending upon individual’s tax bracket). Complete information regarding each Fund’s income distributions paid during the calendar year 2014, including the portion, if any, which qualify as QDI, will be reported in conjunction with Form 1099-DIV.

Fund	Amount
Conservative Allocation	$173,538
Moderate Allocation	911,773
Aggressive Allocation	146,020
Diversified Income	2,038,052
Large Cap Growth	199,657
Large Cap Value	2,001,560
Mid Cap	3,041,297
Small Cap	2,317
Covered Call & Equity Income	438,516
Investors	93,392
Dividend Income	399,321
NorthRoad International	15,879
International Stock	542,237

85

Madison Funds | October 31, 2014

Trustees and Officers

The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 3711, except for Mr. Mason for whom it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the Funds’ website at www.madisonfunds.com or by calling 1-800-877-6089.

Interested Trustees and Officers

Portfolios Overseen
Name and	Position(s) and Length		in Fund Complex by	Other Directorships Held by Director/ Trustee
Year of Birth	of Time Served	Principal Occupation(s) During Past Five Years	Director/Trustee[1]	During Past Five Years

Katherine L. Frank[2] 1960	Trustee and President, 2009-Present	Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm of the Adviser), Executive Director and Chief Operating Officer, 2010-Present; Managing Director and Vice President, 1986-2010

Madison Asset Management, LLC (“Madison”), Executive Director and Chief Operating Officer, 2010-Present; Vice President, 2004-2010

Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of the Adviser), Executive Director and Chief Operating Officer, 2010-Present; President, 1996-2010

		Madison Strategic Sector Premium Fund (closed end fund), President, 2005-Present; Ultra Series Fund (16) (mutual funds), President, 2009-Present; Madison Covered Call & Equity Strategy Fund (closed end fund), President, December 2012-Present	43	Madison Strategic Sector Premium Fund, 2005-Present; Ultra Series Fund (16), 2009-Present

Jay R. Sekelsky 1959	Vice President, 2009-Present	MIH, Executive Director and Chief Investment Officer, 2010-Present; Managing Director and Vice President, 1990-2010

Madison, Executive Director and Chief Investment Officer, 2010-Present MIA, Executive Director and Chief Investment Officer, 2010-Present; Vice President, 1996-2010

		Madison Strategic Sector Premium Fund, Vice President, 2005-Present; Ultra Series Fund (16), Vice President, 2009-Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012-Present	N/A	N/A

Paul Lefurgey 1964	Vice President, 2009-Present	MIH, Managing Director and Head of Fixed Income Investments, 2005-Present; Madison and MIA, Managing Director and Head of Fixed Income Investments, 2010-Present

MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice President, 2003-2005

		Madison Strategic Sector Premium Fund, Vice President, 2010-Present; Ultra Series Fund (16), Vice President, 2009-Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012-Present	N/A	N/A

Greg D. Hoppe 1969	Treasurer, 2009-Present	MIH, MIA and Madison, Vice President, 1999-Present; Madison, Vice President, 2009-Present Madison Strategic Sector Premium Fund, Treasurer, 2009-Present; Chief Financial Officer, 2005-2009; Ultra Series Fund (16), Treasurer, 2009-Present; Madison Covered Call & Equity Strategy Fund, Treasurer, December 2012-Present	N/A	N/A

Holly S. Baggot 1960	Secretary, 1999-Present Assistant Treasurer, 1999-2007; 2009-Present	MIH, MIA and Madison, Vice President, 2010-Present; Madison, Vice President, 2009-Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012-Present

MCA, Director-Mutual Funds, 2008-2009; Director-Mutual Fund Operations, 2006- 2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager-Product & Fund Operations, 2001-2005

		Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010-Present; Ultra Series Fund (16), Secretary, 1999-Present and Treasurer, 2008-2009 and Assistant Treasurer, 1997-2007 and 2009-Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, December 2012-Present	N/A	N/A

W. Richard Mason 1960	Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009-Present	MIH, MIA and Madison, Chief Compliance Officer and Corporate Counsel, 2009-Present; General Counsel and Chief Compliance Officer, 1996-2009

MFD, Principal, 1998-Present; Concord Asset Management, LLC (“Concord”) (an affiliated investment advisory firm of Madison), General Counsel, 1996-2009; NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2011-Present

Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009-Present; Secretary, General Counsel and Chief Compliance Officer, 2005-2009; Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, December 2012-Present

		Ultra Series Fund (16), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009-Present	N/A	N/A

[1] As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.
[2] “Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of Madison Funds.

86

Madison Funds |Trustees and Officers - concluded | October 31, 2014

Independent Trustees

Name and	Position(s) and Length		Portfolios Overseen	Other Directorships Held by Director/ Trustee
Year of Birth	of Time Served[1]	Principal Occupation(s) During Past Five Years	in Fund Complex[2]	During Past Five Years

Philip E. Blake 1944	Trustee, 2009-Present	Retired Investor Lee Enterprises, Inc (news and advertising publisher), Madison, WI, Vice President, 1998-2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993-2000	44	Edgewood College, 2003-Present; Chairman of the Board, 2010-2012

Nerites Corporation (technology company), 2004-Dec. 2013

				Madison Strategic Sector Premium Fund, 2005-Present; Ultra Series Fund (16), 2009-Present; Madison Covered Call & Equity Strategy Fund, December 2012-Present

James R. Imhoff, Jr. 1944	Trustee, 2009-Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996-Present	44	Park Bank, 1978-Present Madison Strategic Sector Premium Fund, 2005-Present; Madison Covered Call & Equity Strategy Fund, 2005-Present; Ultra Series Fund (16), 2009-Present

Steven P. Riege 1954	Trustee, 2005-Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/ President, 2001-Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President-Marketing and Vice President-Human Resources, 1986-2001	43	Forward Service Corporation (employment training non-profit), 2010–Present Stanek Tool Corp., 1990–Present Madison Strategic Sector Premium Fund, 2014-Present Ultra Series Fund (16), 2005-Present

Richard E. Struthers 1952	Trustee, 2004-Present	Clearwater Capital Management (investment advisory firm), Minneapolis, MN, Chair and Chief Executive Officer, 1998-Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006-2012 IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997	42	Park Nicolet Health Services, 2001-2012 HealthPartners, 2013-Present Ultra Series Fund (16), 2004-Present

Lorence D. Wheeler 1938	Trustee, 2009-Present	Retired investor Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide), Madison, WI, President, 1986-1997	44	Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003-Present

				Madison Strategic Sector Premium Fund, 2005-2014; Madison Covered Call & Equity Strategy Fund, 2005-Present; Ultra Series Fund (16), 2009-Present

[1] Independent Trustees serve in such capacity until reaching the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
[2] As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above. References to the “Fund Complex” in the preceding tables have the meaning disclosed in this paragraph.

87

Madison Funds Post Office Box 8390 Boston, MA 02266-8390 1 (800) 877-6089 www.madisonfunds.com SEC File Number: 811-08261

4460-P1053
Rev. 1014

A N N U A L R E P O R T
For Period Ended December 31, 2014

This booklet contains the annual report for the Ultra Series Fund in which each of the CMFG Variable Annuity Account and CMFG Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Core Bond, High Income, Diversified Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds, each a series of the Ultra Series Fund.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

 Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

 Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

ANNUAL REPORT

To reduce service expenses, CMFG Life Insurance Company may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CMFG Life Insurance Company.

If you have questions, please call CMFG Life Insurance Company at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

Ultra Series Fund | December 31, 2014

Table of Contents

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution. For more complete information about Ultra Series Fund, including charges and expenses, request a prospectus from your financial advisor or from CMFG Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the investment company. For more current Ultra Series Fund performance information, please call 1-800-670-3600. Current performance may be lower or higher than the performance data quoted within. Past performance does not guarantee future results. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

1

Ultra Series Fund | December 31, 2014

Management’s Discussion of Fund Performance (unaudited)

PERIOD IN REVIEW

The S&P 500® finished 2014 on a high note, climbing 4.9% during the fourth quarter to bring its calendar-year return to 13.7%. After lagging their large cap counterparts for the first nine months, small and mid-cap stocks sprung to life at year-end. Throughout the year, the U.S. appeared to be an island of growth and stability while the rest of the world struggled to regain economic traction. Capital markets responded accordingly with commodity prices, energy prices and global interest rates declining, signaling weak global demand and weak economic growth. The central banks around the world also diverged from the U.S. Federal Reserve (Fed) ending its bond-buying program and signaling possible interest rate increases in 2015. The European Central Bank (ECB) and the Bank of Japan (BOJ) announced moves in the opposite direction with further asset purchasing programs. For the year the MSCI EAFE Index (net) dropped -4.90% and the MSCI Emerging Markets Index fell -1.82%.

Coming into 2014, the consensus thinking on fixed income investments was that interest rates had nowhere to go but up. The 10-year Treasury bond entered 2014 yielding 2.97% and, despite thoughts about an upward swing, fell to 2.49% by September 30th and ended the year at 2.19%.

OUTLOOK

The U.S. economy appears strong heading into 2015 with improvements in the labor market, real wage growth, lower energy costs and improved consumer sentiment. The recent plunge in oil prices is a double-edged sword for investors. Consumers have more money to spend on other items which helps fuel economic growth. However, the fast fall of oil prices may increase the risk of deflation, which is generally not favorable for equities.

The recent data has clearly impressed the Fed. Its announcement of the removal of the ’considerable period’ language and the more hawkish testimony during the December meeting suggests the Fed may raise rates in 2015.

Overseas, there continues to be geopolitical risks and an uncertainty of what the central banks will do this year, especially after the surprise move by the Swiss National Bank to drop the minimum exchange rate for the Swiss franc. The ECB and BOJ are implementing their own versions of quantitative easing in 2015. Opportunity often hides in disappointment and uncertainty. For investors with a long-term outlook, there may be opportunities in foreign markets. With foreign stock valuations and earnings depressed compared to the U.S., this might be a buying opportunity for the patient investor.

On the bond side, there has been extensive debate if the U.S. economy can decouple from the rest of the world. It clearly has. The real question is whether the term structure of interest rates can decouple from low sovereign rates abroad. German 10-year rates at 0.54% make U.S. rates just above 2% appealing to global investors. As such, any adjustment in U.S. rates will be slow and it may take time for the underlying strength of the economy to affect rates from a ’fundamental’ basis

We think that despite an apparently improving domestic economy, stock price levels provide reason to invest cautiously. Therefore, we continue to take a risk-averse approach due to seemingly high valuations of U.S. stocks coupled with geopolitical risks and central bank actions overseas. For bonds, we continue to study the short-end of the yield curve (three to five years) and reduce exposure as market expectations of Fed tightening take hold.

2

Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

ALLOCATION FUNDS

The Ultra Series Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds (the “funds”) invest primarily in shares of registered investment companies (the “underlying funds”). The funds will be diversified among a number of asset classes and their allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser.

     The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

•	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

•	Scenario analysis – historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.
•	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection.

In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

PERFORMANCE DISCUSSION

The two greatest positive contributors to performance were the funds relative overweight in U.S. stocks and an overweight in U.S. large cap stocks versus small cap stocks. The S&P 500® rose 13.7% during the period versus the decline of the MSCI ACWI ex USA at -3.9% and the modest rise in the Russell 2000® Index which was up 4.9%. The biggest detractor was an underweight to interest rate risk (duration) early in the period as interest rates dropped quickly. As a result, the fixed income allocation did not keep pace with the benchmark Barclays U.S. Aggregate Bond Index.

CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Conservative Allocation Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is expected to be approximately:

•	0-20% money market funds;
•	20-80% debt securities (e.g., bond funds and convertible bond funds);
•	0-20% below-investment grade (“junk”) debt securities (e.g., high income funds);
•	10-50% equity securities (e.g., U.S. stock funds);
•	0-40% foreign securities (e.g., international stock and bond funds, including emerging market securities); and
•	0-20% alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

PERFORMANCE

              Cumulative Performance of $10,000 Investment1,2

The Ultra Series Conservative Allocation Fund (Class I) returned 6.03% over the 12-month period, underperforming the Conservative Allocation Fund Custom Index return of 7.13%, but outperforming the Morningstar Conservative Allocation category return of 4.02%.

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Average Annual Total Return (%) through December 31, 2014[1,2]
	1 Year	3 Years	5 Years	Since 6/30/06 Inception	Since 5/1/09 Inception

Ultra Series Conservative Allocation, Class I	6.03	7.53	6.81	4.77	–

Ultra Series Conservative Allocation, Class II	5.77	7.27	6.54	–	8.37

Conservative Allocation Fund Custom Index	7.13	7.98	7.75	6.35	9.32

Bank of America Merrill Lynch US Corp, Govt & Mortg Index	6.37	2.75	4.49	5.44	4.85

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Bond Funds	62.0%
Stock Funds	30.1%
Foreign Stock Funds	5.5%
Foreign Bond Funds	0.5%
Money Market Funds and Other Net Assets	1.9%

MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Moderate Allocation Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is expected to be approximately:

•	0-15% money market funds;
•	10-60% debt securities (e.g., bond funds and convertible bond funds);
•	0-20% below-investment grade (“junk”) debt securities (e.g., high income funds);
•	20-80% equity securities (e.g., U.S. stock funds);
•	0-50% foreign securities (e.g., international stock and bond funds, including emerging market securities); and
•	0-20% alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

PERFORMANCE

              Cumulative Performance of $10,000 Investment1,2

The Ultra Series Moderate Allocation Fund (Class I) returned 6.85% over the 12-month period, underperforming the Moderate Allocation Fund Custom Index return of 7.92%, but outperforming the Morningstar Moderate Allocation category return of 6.21%.

Average Annual Total Return (%) through December 31, 2014[1,2]
	1 Year	3 Years	5 Years	Since 6/30/06 Inception	Since 5/1/09 Inception

Ultra Series Moderate Allocation, Class I	6.85	10.96	8.97	4.88	–

Ultra Series Moderate Allocation, Class II	6.58	10.68	8.69	–	10.95

Moderate Allocation Fund Custom Index	7.92	11.86	10.00	6.85	12.42

S&P 500® Index	13.69	20.41	15.45	8.13	18.73

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Stock Funds	51.8%
Bond Funds	36.7%
Foreign Stock Funds	9.5%
Foreign Bond Funds	0.3%
Money Market Funds and Other Net Assets	1.7%

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Ultra Series Fund | Management’s Discussion of Fund Performance(unaudited) - continued | December 31, 2014

AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Aggressive Allocation Fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 80% equity investments and 20% fixed income investments. Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including the Madison Funds (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is expected to be approximately:

•	0-10% money market funds;
•	0-40% debt securities, all of which could be in below investment grade (“junk”) debt securities (e.g., bond funds, convertible bond funds and high income funds);
•	30-90% equity securities (e.g., U.S. stock funds);
•	0-60% foreign securities (e.g., international stock and bond funds, including emerging market securities); and
•	0-20% alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

PERFORMANCE

               Cumulative Performance of $10,000 Investment1,2

The Ultra Series Aggressive Allocation Fund (Class I) returned 7.46% over the 12-month period, underperforming the Moderate Allocation Fund Custom Index return of 8.53%, but outperforming the Morningstar Aggressive Allocation category return of 5.71%.

Average Annual Total Return (%) through December 31, 2014[1,2]
	1 Year	3 Years	5 Years	Since 6/30/06 Inception	Since 5/1/09 Inception

Ultra Series Aggressive Allocation, Class I	7.46	13.54	10.33	4.82	–

Ultra Series Aggressive Allocation, Class II	7.19	13.26	10.06	–	13.20

Aggressive Allocation Fund Custom Index	8.53	15.00	11.72	7.11	14.85

S&P 500® Index	13.69	20.41	15.45	8.13	18.73

See accompanying Notes to Management’s Discussion of Fund Performance.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Stock Funds	68.0%
Bond Funds	17.1%
Foreign Stock Funds	13.0%
Money Market Funds and Other Net Assets	1.9%

MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase. These securities will include obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multinational organizations, such as the World Bank. The fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by financial institutions.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Fannie Mae	22.5%
Freddie Mac	20.9%
Federal Home Loan Bank	20.2%
Commercial Paper	11.8%
U.S. Treasury Notes	11.5%
Federal Farm Credit Bank	8.5%
Cash and Other Net Assets	4.6%

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Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Ultra Series Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund also strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE

               Cumulative Performance of $10,000 Investment

The Ultra Series Core Bond Fund (Class I) returned 5.09% over the 12-month period, trailing the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index which returned 6.37% and the Barclays U.S. Aggregate Bond Index which returned 5.97%. The fund continues to maintain an overweight in corporate bonds with an emphasis on higher quality holdings. This positioning along with selectively adding high quality municipal bonds has allowed the fund to maintain an average yield to maturity equal to the broader market index, but with a more defensive posture against rising interest rates. Longer term yields however declined more dramatically than the rest of the yield curve in 2014 leading this defensive posture to underperform the broader benchmark.

Average Annual Total Return (%) through December 31, 2014[1]
	1 Year	3 Years	5 Years	10 Years	Since 5/1/09 Inception

Ultra Series Core Bond, Class I	5.09	1.97	3.69	3.93	–

Ultra Series Core Bond, Class II	4.83	1.72	3.43	–	4.01

Barclays U.S. Aggregate Bond Index[3]	5.97	2.66	4.45	4.71	4.89

Bank of America Merrill Lynch US Corp, Govt & Mortg Index	6.37	2.75	4.49	4.79	4.85

See accompanying Notes to Management’s Discussion of Fund Performance.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

U.S. Government and Agency Obligations	40.9%
Corporate Notes and Bonds	30.3%
Mortgage Backed Securities	20.3%
Municipal Bonds	2.9%
Asset Backed Securities	1.3%
Short-Term Investments and Other Net Assets and Liabilities	4.3%

HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

     The Ultra Series High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE

               Cumulative Performance of $10,000 Investment1

The Ultra Series High Income Fund (Class I) gained 1.74% for the 12-month period, trailing it’s benchmark, the Bank

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Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

of America Merrill Lynch U.S. High Yield Master II Contrained Index, which advanced 2.51%. The fund outperformed the Morningstar High-Yield Bond category which returned 1.11%. The market performance had two distinct halves.

The first half of the year was dominated by a dramatic move down in U.S. Treasury rates, which triggered meaningful outperformance in the BB-rated tier and the longest duration segments of the market. There was more volatility in the second half of the year due in part to the drop in oil prices and the downward pressure it put on bond prices in the high yield market. The fund’s zero weighting in long duration bonds of more than 10.5 years (which benefited from the Treasury bond rally) and significant underweight to BB rated credits were the main detractors from performance. The fund’s underweight in Metals/Mining Ex. Steel and positive selection and overweight in Healthcare, as well as security selection within CCC rated credits, benefited the portfolio.

Average Annual Total (%) through December 31,2014[1]
					Since
					5/1/09
	1 Year	3 Years	5 Years	10 Years	Inception

Ultra Series High Income, Class I	1.74	6.08	6.97	6.25	—

Ultra Series High Income, Class II	1.48	5.82	6.70	—	8.94

Bank of America Merrill Lynch US High Yield Master II, Constrained	2.51	8.36	8.85	7.62	13.49
See accompanying Notes to Management’s Discussion of Fund Performance

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Consumer Discretionary†	29.1%
Consumer Staples	3.1%
Energy	7.8%
Financials	2.0%
Health Care	10.3%
Industrials	16.1%
Information Technology	6.9%
Materials	9.5%
Telecommunication Services	4.9%
Utilities	5.6%
Short-Term Investments and Other Net Assets and Liabilities	4.7%
†Consumer Discretionary includes securities in the following industries: Auto Components; Hotels, Restaurants & Leisure; Media; Specialty Retail; and Textiles, Apparel & Luxury Goods.

DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds. Generally, however, bonds will constitute up to 70% of the fund’s assets, stocks will constitute up to 60% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments will constitute up to 25% of the fund’s assets. Under normal market conditions, the fund intends to limit the investment in lower credit quality bonds (rated BB+ or lower by Standard & Poor’s or Ba1 or lower by Moody’s) to less than 50% of the fund’s assets. The balance between the two strategies of the fund (fixed income and equity investing) is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

PERFORMANCE

               Cumulative Performance of $10,000 Investment1

For the twelve month period, the Ultra Series Diversified Income Fund (Class I) returned 7.12% compared to its benchmark return of 10.05%. This blended benchmark returned represents 50% stock, 50% bonds by combining the Bank of America Merrill Lynch U.S. Corporate Government and Mortgage Index with the S&P 500® index. The equity portion lagged the benchmark in most sectors with the exception of Consumer Discretionary and Materials, Within Consumer Discretionary, Home Depot and Time Warner, Inc. had an additive effect. On the bond side, the fund’s overall conservative relative duration posture versus

7

Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

the index was a detractor to performance as the yield curve continued to flatten. However, the fund’s continued overweight in Credit holdings was additive from a sector, yield, and security specific standpoint.

Average Annual Total Return (%) through December 31, 2014[1]
	1 Year	3 Years	5 Years	10 Years	Since 5/1/09 Inception

Ultra Series Diversified Income, Class I	7.12	10.38	10.20	6.22	–

Ultra Series Diversified Income, Class II	6.85	10.10	9.92	–	11.31

Custom Blended Index (50% Fixed, 50% Equity)	10.05	11.39	10.11	6.53	11.85

Bank of America Merrill Lynch US Corp, Govt & Mortg Index	6.37	2.75	4.49	4.79	4.85

S&P 500® Index	13.69	20.41	15.45	7.67	18.73

See accompanying Notes to Management’s Discussion of Fund Performance

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Common Stocks	54.9%
Corporate Notes and Bonds	16.3%
U.S. Government and Agency Obligations	15.1%
Mortgage Backed-Securities	8.4%
Asset Backed Securities	1.2%
Municipal Bonds	1.1%
Commercial Mortgage Backed Securities	0.2%
Short-Term Investments and Other Net Assets and Liabilities	2.8%

LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries.

               Cumulative Performance of $10,000 Investment1

The Ultra Series Large Cap Value Fund (Class I) returned 12.41% for the 12-month period, trailing the Russell 1000® Value Index, which advanced 13.45%, but outperforming the Morningstar Large Cap Value category which returned 10.21%. Our relative strength was the Consumer Discretionary and Health Care sectors, coupled with underlying stock selection such as DIRECTV and Express Scripts. Detractors included an underweight position in Utilities and stock selection in Information Technology.

Average Annual Total Return (%) through December 31, 2014[1]
	1 Year	3 Years	5 Years	10 Years	Since 5/1/09 Inception

Ultra Series Large Cap Value, Class I	12.41	17.81	13.71	6.17	–

Ultra Series Large Cap Value, Class II	12.13	17.51	13.43	–	16.41

Russell 1000® Value Index	13.45	20.89	15.42	7.30	18.75
See accompanying Notes to Management’s Discussion of Fund Performance.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

	Fund	Russell 1000® Value Index
Consumer Discretionary	9.7%	6.6%
Consumer Staples	11.2%	7.4%
Energy	7.0%	11.3%
Financials†	27.7%	29.8%
Health Care	14.3%	13.7%
Industrials	12.4%	10.1%
Information Technology	11.0%	9.5%
Materials	1.1%	3.1%
Telecommunication Services	1.4%	2.1%
Utilities	2.7%	6.4%
Short-Term Investments and Other Net Assets and Liabilities	1.5%	–
†Financials includes securities in the following industries: Capital Markets; Commercial Banks; Diversified Financial Services; Insurance; and Real Estate Management & Development.

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Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

LARGE CAP GROWTH FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Large Cap Growth Fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. Stocks selected for the fund will represent primarily well-established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the fund may invest in less established companies that may offer more rapid growth potential. The fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

PERFORMANCE

               Cumulative Performance of $10,000 Investment1

The Ultra Series Large Cap Growth Fund (Class I) gained 12.13% for the 12-month period, underperforming the Russell 1000® Growth Index which advanced 13.05%, but beating the Morningstar Large Growth category which returned 10.00% for the 12-month period. In terms of attribution, stock selection was additive to results. The fund advanced thanks to positive contributions from Allergan and Amgen in the Health Care sector. Detractors included CBS Corporation (Class B) and Discovery Communications in the Consumer Discretionary sector and Apache Corporation in the Energy sector.

Average Annual Total Return (%) through December 31, 2014[1]
	1 Year	3 Years	5 Years	10 Years	Since 5/1/09 Inception

Ultra Series Large Cap Growth, Class I	12.13	17.62	12.51	6.85	–

Ultra Series Large Cap Growth, Class II	11.85	17.33	12.23	–	15.35

Russell 1000® Growth Index	13.05	20.26	15.81	8.49	19.20
See accompanying Notes to Management’s Discussion of Fund Performance

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

	Fund	Russell 1000® Growth Index
Consumer Discretionary	21.8%	18.8%
Consumer Staples	7.3%	10.6%
Energy	6.1%	4.3%
Financials	3.3%	5.6%
Health Care	14.4%	14.1%
Industrials	14.9%	12.1%
Information Technology†	27.7%	28.1%
Materials	–	4.0%
Telecommunication Services	1.9%	2.1%
Utilities	–	0.3%
Short-Term Investments and Other Net Assets and Liabilities	2.6%	–
†Information Technology includes securities in the following industries: Communications Equipment; Computers and Peripherals; Electronic Equipment, Instruments & Components; Internet Software & Services; IT services; Semiconductors & Semiconductor Equipment; and Software.

MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Mid Cap Fund generally invests in common stocks of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in mid cap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuations. As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment.

PERFORMANCE

               Cumulative Performance of $10,000 Investment1

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Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - continued | December 31, 2014

The Ultra Series Mid Cap Fund (Class I) rose 9.82% against strong returns for the Russell Midcap® Index which was up 13.22% for the 12-month period. Stock selection in the Health Care sector was detractive to relative performance as the market favored more speculative biotech issues. On the positive side, strong stock selection in Consumer Discretionary (Advance Auto Parts, CarMax and Ross Stores) helped lift the fund’s performance. Other performance highlights included Brookfield Asset Management, TransDigm Group and underweighting the Energy sector relative to its benchmark.

Average Annual Total Return (%) through December 31, 2014[1]
	1 Year	3 Years	5 Years	10 Years	Since 5/1/09 Inception

Ultra Series Mid Cap, Class I	9.82	18.17	15.67	7.84	–

Ultra Series Mid Cap, Class II	9.55	17.88	15.39	–	18.19

Russell Midcap® Index	13.22	21.40	17.19	9.56	21.05
See accompanying Notes to Management’s Discussion of Fund Performance

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

	Fund	Russell Midcap® Index
Consumer Discretionary	24.3%	17.6%
Consumer Staples	0.9%	5.8%
Energy	4.6%	4.1%
Financials	22.7%	21.3%
Health Care	13.3%	11.6%
Industrials	17.7%	12.5%
Information Technology	5.2%	14.0%
Materials	3.4%	5.9%
Telecommunication Services	–	0 7%
Utilities	–	6.5%
Short-Term Investments and Other Net Assets and Liabilities	7.9%	–

SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series Small Cap Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the fund will maintain at least 80% of its net assets in small cap securities. The portfolio managers employ a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of companies they believe have attractive valuations. The portfolio managers focus on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the portfolio managers seek to identify those companies that possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.

PERFORMANCE

               Cumulative Performance of $10,000 Investment1

The Ultra Series Small Cap Fund (Class I) gained 7.52%, outperforming both the Russell 2000® Index and the Morningstar Small Cap Blend category which returned 4.89% and 3.79%, respectively, for the 12-month period. Security selection was the driver of relative outperformance during the period. Strong selection within the Energy, Industrials, and Consumer Discretionary sectors more than offset weak selection within Financials and Materials, Sector allocation, which is a residual of the bottom-up stock selection process, detracted from relative returns during the period. Our overweight exposures to the Industrials, Energy, and Materials sectors, as well as underweight allocations to Information Technology and Consumer Discretionary detracted from relative performance.

Average Annual Total Return (%) through December 31, 2014[1]
	1 Year	3 Years	5 Years	Since 5/1/07 Inception	Since 5/1/09 Inception

Ultra Series Small Cap Class I Shares	7.52	18.10	16.08	8.47	–

Ultra Series Small Cap Class II Shares	7.25	17.81	15.79	–	19.44

Russell 2000® Index	4.89	19.21	15.55	6.68	18.92
See accompanying Notes to Management’s Discussion of Fund Performance.

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Ultra Series Fund | Management’s Discussion of Fund Performance (unaudited) - concluded | December 31, 2014

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

	Fund	Russell 2000® Index
Consumer Discretionary	8.9%	13.7%
Consumer Staples	2.7%	3.3%
Energy	5.8%	3.5%
Financials	20.0%	24.2%
Health Care	12.3%	14.8%
Industrials	23.7%	13.8%
Information Technology	12.4%	17.8%
Materials	7.3%	4.5%
Telecommunication Services	–	0.8%
Utilities	2.8%	3.6%
Short-Term Investments and Other Net Assets and Liabilities	4.1%	–

INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Ultra Series International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large cap stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

PERFORMANCE

               Cumulative Performance of $10,000 Investment1

The Ultra Series International Stock Fund (Class I) fell - 6.76%, lagging the MSCI EAFE (net) Index’s return of - 4.90% for the 12-month period. Exposure to Europe weighed on returns as the European markets continue to lag the U.S. Stock selection in the Consumer Discretionary sector (Reed Elsevier and Compass) was a bright spot along with an above benchmark weighting in Health Care. But Financials were a drag on performance and Consumer Staples struggled as Tesco and Diageo had difficult years. The Energy sector saw large declines when oil prices began plummeting in June.

Average Annual Total Return through December 31, 2014[1]
	1 Year	3 Years	5 Years	10 Years	Since 5/1/09 Inception

Ultra Series International Stock, Class I	(6.76)	10.95	6.19	5.51	–

Ultra Series International Stock, Class II	(6.99)	10.68	5.93	–	10.53

MSCI EAFE Index (net)	(4.90)	11.06	5.33	4.43	10.48
See accompanying Notes to Management’s Discussion of Fund Performance.

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 12/31/14

Europe (excluding United Kingdom)	43.7%
Japan	8.7%
Emerging Markets	1.3%
Pacific Basin	6.5%
United Kingdom	32.7%
Middle East	2.4%
Short-Term Investments and Other Net Assets and Liabilities	4.7%

11

Ultra Series Fund | December 31, 2014

Notes to Management’s Discussion of Fund Performance (unaudited)

[1]	Fund returns are calculated after fund level expenses have been subtracted, but do not include any separate account fees, charges or expenses imposed by the variable annuity and variable life insurance contracts that invest in the fund, as described in the Prospectus. If these fees, charges, or expenses were included, fund returns would have been lower. Fund returns also assume that dividends and capital gains are reinvested in additional shares of the fund. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund’s performance is contained in the Prospectus and elsewhere in this report. The fund’s past performance is not indicative of future performance. Current performance may be lower or higher than the performance data cited. For Ultra Series Fund performance data current to the most recent month-end, please call 1-800-670-3600 or visit www.ultraseriesfund.com. Indices are unmanaged and investors cannot invest in them directly Index returns do not reflect fees or expenses.

[2]	The management fee for the Conservative, Moderate, and Aggressive Allocation Funds was reduced from June 30, 2006-April 30, 2008. Also, effective July 1, 2014, the Investment Advisor contractually agreed to waive a portion of its management fee for these funds until at least June 30, 2015. If these waivers were not in place, returns would have been lower.

[3]	The primary benchmark for the Core Bond Fund is changing from the Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index to the Barclays U.S. Aggregate Bond Index. Additionally, the composition of the Allocation Fund Custom Indexes are changing. The new indexes will better reflect the manner in which the Funds are being managed.

©Morningstar, Inc. All Rights Reserved. The Morningstar related information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Morningstar Percentile rankings note: 1st percentile is top, 99th percentile is bottom.

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index (New) consists of 65% Barclays US, 28% Russell 3000® Index and 7% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Moderate Allocation Fund Custom Index (New) consists of 40% Barclays US, 48% Russell 3000® Index and 12% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Aggressive Allocation Fund Custom Index (New) consists of 20% Barclays US, 64% Russell 3000® Index and 16% MSCI ACWI ex-USA Index (net). See market index descriptions below.

The Conservative Allocation Fund Custom Index (Old) consists of 65% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 30% Russell 3000® Index and 5% MSCI EAFE Index. See market indexes descriptions below.

The Moderate Allocation Fund Custom Index (Old) consists of 40% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 45% Russell 3000® Index and 15% MSCI EAFE Index. See market indexes descriptions below.

The Aggressive Allocation Fund Custom Index (Old) consists of 15% Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index, 55% Russell 3000® Index and 30% MSCI EAFE Index. See market indexes descriptions below.

12

Ultra Series Fund | June 30, 2014

Hybrid Fund Custom Indexes*

The Custom Blended Index consists of 50% S&P 500 Index and 50% Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market indexes descriptions below.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e. rebalanced back to original constituent weight every calendar month-end).

Market Indexes

The Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities, asset backed securities and commercial mortgage-backed securities.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ex USA (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Index is a large-cap market index which measures the performance of the 1,000 largest companies in the Russell 3000® Index (see definition below).

The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index (see definition below.)

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

13

Ultra Series Fund | December 31, 2014

Conservative Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.6%
Bond Funds - 62.0%
Franklin Floating Rate Daily Access Fund Advisor Class	107,286	$955,916
iShares 7-10 Year Treasury Bond ETF	228,136	24,180,135
Madison Core Bond Fund Class Y (A)	3,944,998	40,041,731
Madison Corporate Bond Fund Class Y (A)	1,330,425	15,273,276
Madison High Quality Bond Fund Class Y (A)	728,729	8,023,309

Metropolitan West Total Return Bond Fund Class I	2,907,756	31,694,540

		120,168,907
Foreign Bond Funds - 0.5%
Templeton Global Bond Fund Advisor Class	79,492	986,494

Foreign Stock Funds - 5.5%
Madison NorthRoad International Fund
Class Y (A)	267,475	2,808,491
Vanguard FTSE All-World ex-US ETF	82,875	3,883,522
WisdomTree Europe Hedged Equity Fund	34,157	1,899,812
WisdomTree Japan Hedged Equity Fund	41,830	2,059,291

		10,651,116

Money Market Funds - 1.5%
State Street Institutional U.S. Government
Money Market Fund	2,850,712	2,850,712

Stock Funds - 30.1%
iShares Russell Mid-Cap ETF	70,925	11,847,312
Madison Investors Fund Class Y (A)	190,908	3,995,696
Madison Large Cap Growth Fund Class Y (A)	603,376	13,449,257
Madison Large Cap Value Fund Class Y (A)	919,053	15,587,142
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	628,685	9,612,597
Vanguard Health Care ETF	7,839	984,500
Vanguard Information Technology ETF	27,977	2,923,037

		58,399,541

TOTAL INVESTMENTS - 99.6% (Cost 182,160,441**)		193,056,770
NET OTHER ASSETS AND LIABILITIES - 0.4%		834,407

TOTAL NET ASSETS - 100.0%		193,891,177

**	Aggregate cost for Federal tax purposes was $183,197,160.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

14

Ultra Series Fund | December 31, 2014

Moderate Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.6%
Bond Funds - 36.7%
iShares 7-10 Year Treasury Bond ETF	247,271	$26,208,253
Madison Core Bond Fund Class Y (A)	4,792,922	48,648,160
Madison Corporate Bond Fund Class Y (A)	481,207	5,524,256
Madison High Quality Bond Fund Class Y (A)	467,911	5,151,703
Metropolitan West Total Return Bond Fund
Class I	3,939,527	42,940,849

		128,473,221
Foreign Bond Funds - 0.3%
Templeton Global Bond Fund Advisor Class	71,113	882,507

Foreign Stock Funds - 9.5%
Madison NorthRoad International Fund
Class Y (A)	967,179	10,155,384
Vanguard FTSE All-World ex-U.S. ETF	260,210	12,193,441
WisdomTree Europe Hedged Equity Fund	79,669	4,431,190
WisdomTree Japan Hedged Equity Fund	133,949	6,594,309

		33,374,324
Money Market Funds - 1.3%
State Street Institutional U.S. Government
Money Market Fund	4,470,063	4,470,063

Stock Funds - 51.8%
iShares Core S&P Mid-Cap ETF	133,877	19,385,390
Madison Investors Fund Class Y (A)	1,085,156	22,712,325
Madison Large Cap Growth Fund Class Y (A)	1,791,048	39,922,449
Madison Large Cap Value Fund Class Y (A)	2,619,958	44,434,487
Madison Mid Cap Fund Class Y (A)	334,178	2,890,643
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	2,220,075	33,944,942
Vanguard Growth ETF	51,759	5,403,122
Vanguard Health Care ETF	28,489	3,577,933
Vanguard Information Technology ETF	84,759	8,855,620

		181,126,911

TOTAL INVESTMENTS - 99.6% (Cost $314,347,987**)		348,327,026
NET OTHER ASSETS AND LIABILITIES - 0.4%		1,374,553

TOTAL NET ASSETS - 100.0%		$349,701,579

**	Aggregate cost for Federal tax purposes was $316,796,125.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

15

Ultra Series Fund | December 31, 2014

Aggressive Allocation Fund Portfolio of Investments

	Shares	Value (Note 2)

INVESTMENT COMPANIES - 99.7%
Bond Funds - 17.1%
iShares 7-10 Year Treasury Bond ETF	46,770	$4,957,153
Madison Core Bond Fund Class Y (A)	908,817	9,224,497
Metropolitan West Total Return Bond Fund
Class I	683,154	7,446,377

		21,628,027
Foreign Stock Funds - 13.0%
Madison NorthRoad International Fund
Class Y (A)	391,265	4,108,278
Vanguard FTSE All-World ex-U.S. ETF	152,110	7,127,875
WisdomTree Europe Hedged Equity Fund	38,666	2,150,603
WisdomTree Japan Hedged Equity Fund	62,059	3,055,164

		16,441,920
Money Market Funds - 1.6%
State Street Institutional U.S. Government
Money Market Fund	2,070,063	2,070,063

Stock Funds - 68.0%
iShares Core S&P Mid-Cap ETF	65,029	$9,416,199
Madison Investors Fund Class Y (A)	545,536	11,418,066
Madison Large Cap Growth Fund Class Y (A)	822,475	18,332,977
Madison Large Cap Value Fund Class Y (A)	1,134,341	19,238,423
Madison Mid Cap Fund Class Y (A)	297,909	2,576,913
Schwab Fundamental U.S. Large Company
Index Fund Institutional Shares	994,219	15,201,614
Vanguard Growth ETF	37,681	3,933,520
Vanguard Health Care ETF	15,531	1,950,538
Vanguard Information Technology ETF	39,199	4,095,511

		86,163,761

TOTAL INVESTMENTS - 99.7% (Cost $110,496,750**)		126,303,771
NET OTHER ASSETS AND LIABILITIES - 0.3%		342,896

TOTAL NET ASSETS - 100.0%		$126,646,667

**	Aggregate cost for Federal tax purposes was $111,606,723.
(A)	Affiliated Company (see Note 10).
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Money Market Fund Portfolio of Investments

	Par Value	Value (Note 2)

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 83.6%

Fannie Mae - 22.5%
0.061%, 1/15/15 (A)	$400,000	$399,991
0.081%, 1/20/15 (A)	252,000	251,989
0.081%, 2/2/15 (A)	395,000	394,972
0.152%, 2/9/15 (A)	180,000	179,971
0.086%, 2/18/15 (A)	500,000	499,943
0.096%, 3/4/15 (A)	770,000	769,874
0.156%, 3/18/15 (A)	1,000,000	999,676
0.142%, 4/6/15 (A)	423,000	422,844

		3,919,260
Federal Farm Credit Bank - 8.5%
0.051%, 1/28/15 (A)	550,000	549,979
0.450%, 2/17/15	400,000	400,175
4.350%, 3/5/15	525,000	528,827

		1,478,981
Federal Home Loan Bank - 20.2%
0.071%, 1/7/15 (A)	200,000	199,998
0.101%, 1/9/15 (A)	350,000	349,992
0.091%, 1/14/15 (A)	420,000	419,986
0.056%, 1/16/15 (A)	1,000,000	999,977
0.091%, 1/23/15 (A)	700,000	699,961
0.183%, 2/27/15 (A)	300,000	299,915
0.096%, 3/6/15 (A)	250,000	249,958
0.112%, 3/9/15 (A)	300,000	299,939

		3,519,726
Freddie Mac - 20.9%
0.061%, 1/13/15 (A)	550,000	549,989
0.077%, 1/22/15 (A)	425,000	424,981
0.091%, 1/23/15 (A)	300,000	299,984
5.050%, 1/26/15	450,000	451,517
0.101%, 1/28/15 (A)	500,000	499,962
0.061%, 1/29/15 (A)	425,000	424,980
0.081%, 2/3/15 (A)	500,000	499,963
2.875%, 2/9/15	300,000	300,889
0.172%, 3/25/15 (A)	200,000	199,922

		3,652,187
U.S. Treasury Notes - 11.5%
0.250%, 1/31/15	$1,750,000	$1,750,302
4.000%, 2/15/15	250,000	251,191

		2,001,493

Total U.S. Government and Agency
Obligations (Cost $14,571,647)		14,571,647
SHORT-TERM INVESTMENTS - 11.8%
Financials - 8.3%
Berkshire Hathaway Inc., 3.2%, 2/11/15	750,000	752,447
Metropolitan Life Global Funding I (B), 2%,
1/9/15	700,000	700,265

		1,452,712
Health Care - 3.5%
Medtronic Inc., 3%, 3/15/15	600,000	603,197

Total Short-Term Investments
(Cost $2,055,909)		2,055,909
	Shares

INVESTMENTS COMPANIES - 4.5%
State Street Institutional U.S. Government
Money Market Fund	788,850	788,850

Total Investment Companies
(Cost $788,850)		788,850

TOTAL INVESTMENTS - 99.9%(Cost $17,416,406**)		17,416,406
NET OTHER ASSETS AND LIABILITIES - 0.1%		16,262

TOTAL NET ASSETS - 100.0%		$17,432,668

**	Aggregate cost for Federal tax purposes was $17,416,406.
(A)	Rate noted represents annualized yield at time of purchase.
(B)	Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Core Bond Fund Portfolio of Investments

	Par Value	Value (Note 2)

ASSET BACKED SECURITIES - 1.3%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$652,045	$658,878
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	774,402
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	175,000	174,779
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	900,000	898,115
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	845,000	842,304

Total Asset Backed Securities (Cost $3,365,343)		3,348,478
CORPORATE NOTES AND BONDS - 30.3%
Consumer Discretionary - 4.4%
AARP, Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,825,254
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,059,628
Amazon.com Inc., 3.3%, 12/5/21	900,000	912,322
AutoZone Inc., 1.3%, 1/13/17	1,500,000	1,494,393
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,145,700
DR Horton Inc., 3.75%, 3/1/19	475,000	470,250
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	2,000,000	2,572,786
GLP Capital L.P./GLP Financing II Inc., 4.875%, 11/1/20	253,000	256,162
Intelsat Jackson Holding SA (D), 5.5%, 8/1/23	450,000	447,255
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	350,000	358,750
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	502,500

		12,045,000
Energy - 4.1%
Access Midstream Partners L.P./ACMP Finance Corp., 4.875%, 5/15/23	450,000	456,750
Denbury Resources Inc., 6.375%, 8/15/21	1,000,000	950,000
Energy Transfer Partners L.P., 4.15%, 10/1/20	1,500,000	1,537,770
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.75%, 2/1/22	1,250,000	1,375,000
Hess Corp., 7.875%, 10/1/29	960,000	1,228,444
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	256,000
Transocean Inc. (D), 7.5%, 4/15/31	2,000,000	1,845,546
Valero Energy Corp., 7.5%, 4/15/32	2,000,000	2,513,194
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	883,482

		11,046,186
Financials - 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (B) (C) (D), 3.75%, 5/15/19	400,000	396,000
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,562,797
Air Lease Corp., 3.875%, 4/1/21	500,000	502,500
American Express Credit Corp., MTN, 2.375%, 3/24/17	1,080,000	1,104,460
Apollo Management Holdings L.P.(B) (C), 4%, 5/30/24	750,000	763,296
CBL & Associates L.P., 5.25%, 12/1/23	500,000	535,745
Fifth Third Bancorp, 2.3%, 3/1/19	500,000	500,749
General Electric Capital Corp., MTN, 3.35%, 10/17/16	2,000,000	2,079,752
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	525,000	526,260
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,500,000	1,509,159
HCP Inc., MTN, 6.7%, 1/30/18	1,000,000	1,138,830
Health Care REIT Inc., 4.5%, 1/15/24	1,000,000	1,058,988
Lehman Brothers Holdings Inc.* (E), 5.75%, 1/3/17	3,135,000	314
Liberty Mutual Group Inc.(B) (C), 4.25%, 6/15/23	1,000,000	1,030,479
Senior Housing Properties Trust, 3.25%, 5/1/19	500,000	503,111
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,123,638
UBS AG/Stamford CT (D), 5.75%, 4/25/18	366,000	411,728

		14,747,806
Health Care - 2.9%
Eli Lilly & Co., 6.57%, 1/1/16	1,000,000	1,058,320
Forest Laboratories Inc.(B) (C), 5%, 12/15/21	250,000	270,707
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,000,000	2,612,364
Quest Diagnostics Inc., 5.45%, 11/1/15	2,000,000	2,070,680
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	500,000	500,745
Wyeth LLC, 6.5%, 2/1/34	1,000,000	1,348,180

		7,860,996
Industrials - 5.9%
ADT Corp./The, 4.125%, 4/15/19	475,000	470,250
Boeing Co./The, 8.625%, 11/15/31	760,000	1,194,813
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,973,481
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,000,000	2,479,776
Crane Co., 2.75%, 12/15/18	500,000	505,394
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,579,057
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,507,278
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,962,576
Northrop Grumman Corp., 1.75%, 6/1/18	1,500,000	1,489,221
Waste Management Inc., 7.125%, 12/15/17	2,465,000	2,879,554

		16,041,400
Information Technology - 1.9%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,457,996
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,039,427
EMC Corp., 2.65%, 6/1/20	1,100,000	1,094,707

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Core Bond Fund Portfolio of Investments – continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Information Technology - continued
First Data Corp. (B) (C), 7.375%, 6/15/19	$500,000	$526,250
Thomson Reuters Corp. (D), 4.3%, 11/23/23	650,000	691,478
Xilinx Inc., 3%, 3/15/21	450,000	449,134

		5,258,992
Materials - 1.0%
Westvaco Corp., 8.2%, 1/15/30	1,000,000	1,323,161
Weyerhaeuser Co., 7.375%, 3/15/32	1,000,000	1,331,349

		2,654,510
Telecommunication Services - 1.3%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,500,000	2,156,464
Verizon Communications Inc., 3.45%, 3/15/21	500,000	511,021
Verizon Communications Inc., 5.15%, 9/15/23	626,000	691,250
Verizon Communications Inc., 4.4%, 11/1/34	300,000	298,194

		3,656,929
Utilities - 3.4%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,000,000	1,337,248
Interstate Power & Light Co., 6.25%, 7/15/39	1,925,000	2,664,065
Sierra Pacific Power Co., Series M, 6%, 5/15/16	1,250,000	1,334,549
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	1,165,000	1,258,062
Wisconsin Electric Power Co., 6.5%, 6/1/28	2,000,000	2,601,778

		9,195,702

Total Corporate Notes and Bonds (Cost $78,468,015)		82,507,521
LONG TERM MUNICIPAL BONDS - 2.9%
General - 2.9%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	1,125,000	1,284,964
City of Oklahoma City OK Tax Allocation, Series B, 5%, 3/1/32	1,200,000	1,356,552
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	1,000,000	1,145,070
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	1,000,000	1,106,690
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	1,000,000	1,147,530
King County WA Sewer Revenue, (AGM), 5%, 1/1/36	720,000	767,664
Tulsa OK Public Facilities Authority Revenue, Series B, 6.6%, 11/15/29	1,000,000	1,129,960

		7,938,430

Total Long Term Municipal Bonds (Cost $7,700,200)		7,938,430
MORTGAGE BACKED SECURITIES - 20.3%
Fannie Mae - 13.7%
4%, 4/1/15 Pool # 255719	15,444	16,355
5.5%, 4/1/16 Pool # 745444	146,217	154,313
6%, 5/1/16 Pool # 582558	10,807	11,045
5.5%, 9/1/17 Pool # 657335	41,983	44,350
5.5%, 2/1/18 Pool # 673194	143,287	151,351
5%, 5/1/20 Pool # 813965	570,222	612,619
4.5%, 9/1/20 Pool # 835465	418,505	442,651
6%, 5/1/21 Pool # 253847	90,237	102,711
3.5%, 8/1/29 Pool # MA2003	1,812,837	1,916,677
7%, 12/1/29 Pool # 762813	78,489	86,674
7%, 11/1/31 Pool # 607515	50,342	59,347
6.5%, 3/1/32 Pool # 631377	91,680	104,408
7%, 5/1/32 Pool # 644591	22,215	24,957
6.5%, 6/1/32 Pool # 545691	608,171	705,644
5.5%, 4/1/33 Pool # 690206	664,165	742,249
5%, 10/1/33 Pool # 254903	1,017,149	1,126,751
5.5%, 11/1/33 Pool # 555880	817,292	921,303
5%, 6/1/34 Pool # 778891	245,011	271,262
7%, 7/1/34 Pool # 792636	40,527	42,542
5%, 8/1/35 Pool # 829670	867,261	959,846
5%, 9/1/35 Pool # 820347	1,079,342	1,212,119
5%, 9/1/35 Pool # 835699	1,058,885	1,188,589
5.5%, 9/25/35 Series 2005-79	976,651	1,088,332
5%, 10/1/35 Pool # 797669	1,089,649	1,210,535
5%, 11/1/35 Pool # 844809	378,140	418,097
5%, 12/1/35 Pool # 850561	437,392	483,603
5.5%, 10/1/36 Pool # 901723	1,141,946	1,276,764
6.5%, 10/1/36 Pool # 894118	498,782	568,353
6%, 11/1/36 Pool # 902510	962,680	1,106,257
5.5%, 5/1/37 Pool # 928292	569,302	639,201
6%, 10/1/37 Pool # 947563	976,792	1,123,580
6.5%, 8/1/38 Pool # 987711	1,446,474	1,736,153
5.5%, 4/1/40 Pool # AD0926	2,370,854	2,653,337
4.5%, 8/1/40 Pool # AD8243	698,948	759,340
4%, 1/1/41 Pool # AB2080	2,591,772	2,779,823
4%, 9/1/41 Pool # AJ1406	2,571,732	2,747,934
3.5%, 6/1/42 Pool # A04136	2,855,555	2,980,854
4%, 6/1/42 Pool # MA1087	779,465	832,870
3.5%, 8/1/42 Pool # AP2133	1,170,681	1,222,042
3.5%, 9/1/42 Pool # AB6228	1,867,504	1,949,038
4%, 12/1/44 Pool # MA2127	775,902	829,093

		37,302,969
Freddie Mac - 6.5%
5%, 5/1/18 Pool # E96322	306,794	322,343
3%, 8/1/27 Pool # J19899	2,427,198	2,530,250
8%, 6/1/30 Pool # C01005	27,304	32,455

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Core Bond Fund Portfolio of Investments – continued

	Par Value	Value (Note 2)

MORTGAGE BACKED SECURITIES- continued
Freddie Mac - continued
7%, 3/1/31 Pool # C48129	$113,952	$122,304
5%, 7/1/33 Pool # A11325	747,924	832,065
5.5%, 11/1/34 Pool # A28282	1,475,840	1,653,457
5%, 4/1/35 Pool # A32314	241,822	267,096
5%, 4/1/35 Pool # A32315	396,706	440,746
5%, 4/1/35 Pool # A32316	521,821	580,447
5%, 4/1/35 Pool # A32509	146,077	161,094
5%, 1/1/37 Pool # A56371	655,310	722,353
4%, 10/1/41 Pool # Q04092	1,268,996	1,359,604
3%, 9/1/42 Pool # C04233	3,154,849	3,193,620
3%, 4/1/43 Pool # V80025	2,725,988	2,758,690
3%, 4/1/43 Pool # V80026	2,751,279	2,784,316

		17,760,840
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	3,331	3,342
6.5%, 2/20/29 Pool # 2714	92,524	108,124
6.5%, 4/20/31 Pool # 3068	64,421	75,558

		187,024

Total Mortgage Backed Securities (Cost $52,566,789)		55,250,833
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 40.9%
Federal Farm Credit Bank - 1.6%
5.875%, 10/3/16	4,000,000	4,354,856

Federal Home Loan Bank - 0.7%
0.625%, 11/27/18	2,000,000	2,001,256

U.S. Treasury Bonds - 5.5%
6.625%, 2/15/27	6,600,000	9,625,691
4.500%, 5/15/38	4,000,000	5,329,688

		14,955,379
U.S. Treasury Notes - 33.1%
2.500%, 3/31/15	1,750,000	1,760,185
4.250%, 8/15/15	8,900,000	9,122,847
3.250%, 12/31/16	8,000,000	8,403,128
0.875%, 1/31/17	2,500,000	2,507,227
3.125%, 1/31/17	4,000,000	4,199,376
2.375%, 7/31/17	5,250,000	5,440,722
0.750%, 10/31/17	8,000,000	7,936,248
4.250%, 11/15/17	9,100,000	9,923,978
2.750%, 2/15/19	8,250,000	8,679,256
3.375%, 11/15/19	13,000,000	14,083,667
2.625%, 11/15/20	6,500,000	6,784,882
2.000%, 11/15/21	7,500,000	7,527,540
2.750%, 11/15/23	$3,500,000	3,684,569

		90,053,625

Total U.S. Government and Agency Obligations (Cost $105,048,565)		111,365,116
	Shares
SHORT-TERM INVESTMENTS - 3.7%
State Street Institutional U.S. Government Money Market Fund	9,987,846	9,987,846

Total Short-Term Investments (Cost $9,987,846)		9,987,846

TOTAL INVESTMENTS - 99.4% (Cost $257,136,758**)		270,398,224
NET OTHER ASSETS AND LIABILITIES - 0.6%		1,740,225

TOTAL NET ASSETS - 100.0%		$272,138,449

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $257,173,812.
(A)	Floating rate or variable rate note. Rate shown is as of December 31, 2014.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.4% of total net assets.
(E)	In default. Issuer is bankrupt.
AGM	Assured Guaranty Municipal Corp.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

High Income Fund Portfolio of Investments

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - 95.3%
Consumer Discretionary - 29.1%
Auto Components - 2.9%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$300,000	$313,875
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	540,000
Lear Corp., 5.25%, 1/15/25	200,000	202,500

		1,056,375
Hotels, Restaurants & Leisure - 6.3%
Burger King (A) (B), 6%, 4/1/22	400,000	410,000
Felcor Lodging L.P., 6.75%, 6/1/19	450,000	467,415
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	304,500
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	315,750
Pinnacle Entertainment Inc., 7.5%, 4/15/21	200,000	208,498
Scientific Games International Inc., 6.25%, 9/1/20	300,000	210,000
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	400,000	433,000

		2,349,163
Media - 15.6%
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	101,250
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	502,500
CCOH Safari LLC, 5.5%, 12/1/22	500,000	507,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	207,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	400,000	404,000
DISH DBS Corp., 5.125%, 5/1/20	500,000	503,750
DISH DBS Corp. (A), 5.875%, 11/15/24	100,000	100,500
Gray Television Inc., 7.5%, 10/1/20	400,000	412,000
Lamar Media Corp., 5.875%, 2/1/22	500,000	518,750
Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	410,000
Sinclair Television Group Inc. 5.375%, 4/1/21	150,000	148,875
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	254,375
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	257,500
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	233,750
Univision Communications Inc. (A), 6.75%, 9/15/22	452,000	483,640
UPCB Finance V Ltd.(A) (B), 6.875%, 1/15/22	350,000	380,625
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	364,000

		5,790,015
Specialty Retail - 2.2%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	600,000	558,000
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	259,375

		817,375
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	265,000
Levi Strauss & Co., 7.625%, 5/15/20	500,000	525,000

		790,000

		10,802,928
Consumer Staples - 3.1%
Big Heart Pet Brands, 7.625%, 2/15/19	100,000	98,250
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	498,750
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	366,000
Post Holdings Inc. (A), 6%, 12/15/22	200,000	187,500

		1,150,500
Energy - 7.8%
American Energy-Permian Basin LLC/AEPB Finance Corp. (A) (C), 6.732%, 8/1/19	250,000	183,750
Berry Petroleum Co. LLC, 6.375%, 9/15/22	250,000	190,000
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	340,000
Endeavor Energy Resources L.P./EER Finance Inc. (A) (D), 7%, 8/15/21	400,000	354,000
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	400,000	354,000
Jupiter Resources Inc. (A) (B), 8.5%, 10/1/22	200,000	150,500
Memorial Production Partners L.P./Memorial Production Finance Corp. (A), 6.875%, 8/1/22	500,000	380,000
Regency Energy Partners L.P./Regency Energy Finance Corp., 5.875%, 3/1/22	250,000	249,375
Rice Energy Inc. (A), 6.25%, 5/1/22	500,000	465,000
Unit Corp., 6.625%, 5/15/21	250,000	223,750

		2,890,375
Financials - 2.0%
Ally Financial Inc., 3.75%, 11/18/19	400,000	394,000
Iron Mountain Inc., 6%, 8/15/23	200,000	208,000
Iron Mountain Inc., 5.75%, 8/15/24	150,000	150,938

		752,938
Health Care - 10.3%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	492,500
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	278,347
CHS/Community Health Systems Inc., 6.875%, 2/1/22	250,000	264,844
Endo Finance LLC & Endo Finco Inc. (A), 7%, 12/15/20	500,000	525,000
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	200,000	213,500

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

High Income Fund Portfolio of Investments – continued

	Par Value	Value (Note 2)

CORPORATE NOTES AND BONDS - continued
Health Care - continued
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	$250,000	$255,675
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	288,000
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	400,000	409,000
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	209,000
Tenet Healthcare Corp., 8%, 8/1/20	350,000	369,250
Tenet Healthcare Corp., 6%, 10/1/20	100,000	107,383
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	400,000	403,000

		3,815,499
Industrials - 16.1%
ACCO Brands Corp., 6.75%, 4/30/20	300,000	313,950
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	531,250
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	357,000
Building Materials Corp. of America (A), 5.375%, 11/15/24	250,000	249,375
Clean Harbors Inc., 5.125%, 6/1/21	150,000	149,625
Covanta Holding Corp., 5.875%, 3/1/24	500,000	508,750
FTI Consulting Inc., 6%, 11/15/22	500,000	511,250
Gardner Denver Inc. (A), 6.875%, 8/15/21	250,000	240,000
Gates Global LLC/Gates Global Co. (A), 6%, 7/15/22	450,000	430,965
Griffon Corp., 5.25%, 3/1/22	500,000	468,125
Hertz Corp./The, 5.875%, 10/15/20	450,000	453,375
Kratos Defense & Security Solutions Inc., 7%, 5/15/19	400,000	340,000
Nielsen Finance LLC/Nielsen Finance Co. (A), 5%, 4/15/22	250,000	251,250
Nortek Inc., 8.5%, 4/15/21	250,000	267,500
TransDigm Inc., 5.5%, 10/15/20	200,000	195,500
United Rentals North America Inc., 8.25%, 2/1/21	175,000	190,750
United Rentals North America Inc., 7.625%, 4/15/22	250,000	274,875
West Corp. (A), 5.375%, 7/15/22	250,000	239,375

		5,972,915
Information Technology - 6.9%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	409,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	496,250
CommScope Holding Co. Inc., (A), 6.625%, 6/1/20	250,000	257,500
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	268,125
Syniverse Holdings Inc., 9.125%, 1/15/19	300,000	313,500
Telesat Canada/Telesat LLC (A) (B), 6%, 5/15/17	500,000	510,000
ViaSat Inc., 6.875%, 6/15/20	300,000	312,000

		2,566,375
Materials - 9.5%
ArcelorMittal (B), 5.75%, 8/5/20	300,000	311,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	318,000
Boise Cascade Co. (D), 6.375%, 11/1/20	600,000	630,000
Huntsman International LLC, 4.875%, 11/15/20	400,000	397,000
INEOS Group Holdings S.A. (A) (B), 6.125%, 8/15/18	200,000	191,500
Polymer Group Inc., 7.75%, 2/1/19	450,000	466,312
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20	400,000	410,000
Sealed Air Corp. (A), 5.125%, 12/1/24	400,000	404,000
Tronox Finance LLC, 6.375%, 8/15/20	400,000	401,000

		3,529,062
Telecommunication Services - 4.9%
CenturyLink Inc., 5.625%, 4/1/20	200,000	207,500
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	305,340
Softbank Corp. (A) (B), 4.5%, 4/15/20	250,000	246,250
Sprint Communications Inc., 7%, 8/15/20	300,000	300,000
Sprint Corp., 7.125%, 6/15/24	150,000	139,500
T-Mobile USA Inc., 6.633%, 4/28/21	300,000	307,874
T-Mobile USA Inc., 6.375%, 3/1/25	100,000	101,600
Windstream Corp., 6.375%, 8/1/23	250,000	233,750

		1,841,814
Utilities - 5.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7%, 5/20/22	250,000	258,750
AmeriGas Partners L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	516,250
Calpine Corp., 5.375%, 1/15/23	300,000	303,000
Dynegy Finance I Inc./Dynegy Finance II Inc. (A), 7.625%, 11/1/24	150,000	153,000
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 1/15/22	400,000	394,000
NRG Energy Inc. (A), 6.25%, 5/1/24	200,000	203,500
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	237,783

		2,066,283

Total Corporate Notes and Bonds (Cost $35,776,426)		35,388,689

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

High Income Fund Portfolio of Investments – continued

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 3.2%
State Street Institutional U.S. Government Money Market Fund	1,197,701	$1,197,701

Total Short-Term Investments (Cost $1,197,701)		1,197,701

TOTAL INVESTMENTS - 98.5% (Cost $36,974,127**)		36,586,390
NET OTHER ASSETS AND LIABILITIES - 1.5%		553,981

TOTAL NET ASSETS - 100.0%		$37,140,371

**	Aggregate cost for Federal tax purposes was $36,974,127.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 11.5% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of December 31, 2014.
(D)	Illiquid security (See Note 2).
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Diversified Income Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 54.9%

Consumer Discretionary - 4.7%
Home Depot Inc./The	43,500	$4,566,195
McDonald’s Corp.	71,500	6,699,550
Omnicom Group Inc.	29,500	2,285,365
Time Warner Inc.	46,000	3,929,320

		17,480,430
Consumer Staples - 8.5%
Coca-Cola Co./The	89,500	3,778,690
Diageo PLC, ADR	27,500	3,137,475
General Mills Inc.	64,000	3,413,120
Nestle S.A., ADR	66,500	4,851,175
PepsiCo Inc.	61,000	5,768,160
Procter & Gamble Co./The	82,000	7,469,380
Wal-Mart Stores Inc.	40,500	3,478,140

		31,896,140
Energy - 5.6%
Chevron Corp.	62,500	7,011,250
ConocoPhillips	28,000	1,933,680
Exxon Mobil Corp.	71,500	6,610,175
National Oilwell Varco Inc.	26,000	1,703,780
Occidental Petroleum Corp.	21,500	1,733,115
Schlumberger Ltd.	23,000	1,964,430

		20,956,430
Financials - 8.9%
BB&T Corp.	83,000	3,227,870
M&T Bank Corp.	23,000	2,889,260
MetLife Inc.	62,500	3,380,625
Northern Trust Corp.	36,500	2,460,100
Travelers Cos. Inc./The	82,000	8,679,700
US Bancorp	130,000	5,843,500
Wells Fargo & Co.	120,000	6,578,400

		33,059,455
Health Care - 9.3%
Amgen Inc.	19,000	3,026,510
Baxter International Inc.	47,500	3,481,275
Johnson & Johnson	68,000	7,110,760
Medtronic Inc.	85,000	6,137,000
Merck & Co. Inc.	88,000	4,997,520
Novartis AG, ADR	26,500	2,455,490
Pfizer Inc.	235,000	7,320,250

		34,528,805
Industrials - 6.6%
3M Co.	21,500	3,532,880
Boeing Co./The	36,500	4,744,270
General Electric Co.	129,500	3,272,465
United Parcel Service Inc., Class B	54,500	6,058,765
United Technologies Corp.	38,000	4,370,000
Waste Management Inc.	49,500	2,540,340

		24,518,720
Information Technology - 7.5%
Accenture PLC, Class A	69,000	6,162,390
Automatic Data Processing Inc.	25,000	2,084,250
Intel Corp.	85,000	3,084,650
Linear Technology Corp.	64,000	2,918,400
Microsoft Corp.	154,500	7,176,525
Oracle Corp.	58,000	2,608,260
QUALCOMM Inc.	53,500	3,976,655

		28,011,130
Materials - 0.9%
Praxair Inc.	27,000	3,498,120

Telecommunication Service - 1.7%
Verizon Communications Inc.	133,500	6,245,130

Utilities - 1.2%
Duke Energy Corp.	54,000	4,511,160

Total Common Stocks (Cost $137,623,730)		204,705,520
	Par Value

ASSET BACKED SECURITIES - 1.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$599,648	605,933
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	550,000	548,696
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	400,000	398,910
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	500,000	499,614
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	200,000	199,748
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	725,000	724,661
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	318,259	318,863
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	250,000	250,103
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	500,000	504,797
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	250,000	249,203
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	250,000	249,556

Total Asset Backed Securities (Cost $4,569,437)		4,550,084

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Diversified Income Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (A), 5.23%, 9/15/42	$646,429	$656,496

Total Commercial Mortgage-Backed Securities (Cost $673,515)		656,496

CORPORATE NOTES AND BONDS - 16.3%

Consumer Discretionary - 2.1%
AARP, Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,825,254
DR Horton Inc., 5.25%, 2/15/15	515,000	517,575
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	2,379,827
GLP Capital L.P./GLP Financing II Inc., 4.875%, 11/1/20	450,000	455,625
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,704,000

		7,882,281
Consumer Staples - 0.8%
Mondelez International Inc., 6.5%, 11/1/31	2,025,000	2,629,952
Sysco Corp., 4.35%, 10/2/34	300,000	322,976

		2,952,928
Energy - 2.1%
Access Midstream Partners L.P./ACMP Finance Corp., 4.875%, 5/15/23	750,000	761,250
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,732,121
Denbury Resources Inc., 6.375%, 8/15/21	750,000	712,500
Energy Transfer Partners L.P., 4.15%, 10/1/20	600,000	615,108
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., 6.75%, 2/1/22	500,000	550,000
Hess Corp., 7.875%, 10/1/29	1,150,000	1,471,573
Transocean Inc. (D), 6%, 3/15/18	750,000	721,394
Transocean Inc. (D), 7.5%, 4/15/31	1,030,000	950,456
Williams Cos. Inc./The, 4.55%, 6/24/24	450,000	418,491

		7,932,893
Financials - 1.5%
American Express Credit Corp., MTN, 2.375%, 3/24/17	450,000	460,192
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	975,000	980,953
HCP Inc., MTN, 6.7%, 1/30/18	1,450,000	1,651,304
Health Care REIT Inc., 4.5%, 1/15/24	725,000	767,766
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,192,704
Lehman Brothers Holdings Inc.* (E), 5.75%, 1/3/17	1,735,000	174
Synchrony Financial, 3.75%, 8/15/21	600,000	612,893

		5,665,986
Health Care - 3.2%
AbbVie Inc., 2%, 11/6/18	1,200,000	1,195,974
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,350,905
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,269,984
Genentech Inc., 5.25%, 7/15/35	740,000	909,551
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,553,010
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	993,555
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,482,998

		11,755,977
Industrials - 2.1%
Boeing Co./The, 8.625%, 11/15/31	350,000	550,243
Boeing Co./The, 6.875%, 10/15/43	620,000	886,637
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,692,447
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	849,424
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,137,591
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,471,932
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,343,402

		7,931,676
Information Technology - 1.0%
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,012,817
First Data Corp. (B) (C), 7.375%, 6/15/19	450,000	473,625
International Business Machines Corp., 1.875%, 8/1/22	1,600,000	1,491,443
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	638,288

		3,616,173
Materials - 0.4%
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,356,240

Telecommunication Services - 1.1%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,559,004
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,391,334

		3,950,338
Utilities - 2.0%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	2,079,421
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,889,064
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,264,853
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	506,061
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	901,701

		7,641,100

Total Corporate Notes and Bonds (Cost $55,793,105)		60,685,592

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Diversified Income Fund Portfolio of Investments - continued

	Par Value	Value (Note 2)

LONG TERM MUNICIPAL BONDS - 1.1%

General - 1.1%
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	$600,000	$687,042
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	425,000	470,343
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	950,000	1,090,154
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	951,813
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	800,000	928,528

		4,127,880

Total Long Term Municipal Bonds (Cost $3,986,765)		4,127,880

MORTGAGE BACKED SECURITIES - 8.4%

Fannie Mae - 6.0%
4%, 4/1/15 Pool # 255719	7,251	7,679
5.5%, 4/1/16 Pool # 745444	56,507	59,636
6%, 5/1/16 Pool # 582558	19,813	20,249
5%, 12/1/17 Pool # 672243	188,064	198,131
4.5%, 9/1/20 Pool # 835465	257,278	272,121
6%, 5/1/21 Pool # 253847	76,769	87,381
3%, 11/1/26 Pool # AB3902	1,252,525	1,305,264
3%, 5/1/27 Pool # AL1715	930,289	969,485
3.5%, 8/1/29 Pool # MA2003	728,324	770,042
7%, 12/1/29 Pool # 762813	36,757	40,590
7%, 11/1/31 Pool # 607515	50,342	59,347
7%, 5/1/32 Pool # 644591	12,213	13,720
5.5%, 10/1/33 Pool # 254904	297,007	334,731
5.5%, 11/1/33 Pool # 555880	817,292	921,303
5%, 5/1/34 Pool # 780890	1,108,952	1,228,212
7%, 7/1/34 Pool # 792636	19,398	20,362
5%, 9/1/35 Pool # 835699	443,237	497,529
5%, 9/1/35 Pool # 820347	441,132	495,399
5.5%, 9/25/35 Series 2005-79	891,194	993,103
5%, 10/1/35 Pool # 797669	341,336	379,204
5%, 12/1/35 Pool # 850561	182,973	202,304
5.5%, 9/1/36 Pool # 831820	784,363	891,868
6%, 9/1/36 Pool # 831741	610,075	690,720
5.5%, 10/1/36 Pool # 901723	428,230	478,787
5.5%, 12/1/36 Pool # 903059	591,261	670,650
5.5%, 4/1/40 Pool # AD0926	1,641,360	1,836,926
4%, 1/1/41 Pool # AB2080	1,151,898	1,235,477
4%, 9/1/41 Pool # AJ1406	1,142,992	1,221,304
4%, 10/1/41 Pool # AJ4046	1,026,985	1,103,507
3.5%, 6/1/42 Pool # AO4134	780,176	814,848
3.5%, 6/1/42 Pool # AO4136	1,070,833	1,117,820
3.5%, 8/1/42 Pool # AP2133	975,567	1,018,368
3%, 2/1/43 Pool # AB8486	1,346,990	1,365,030
3%, 2/1/43 Pool # AL3072	1,102,028	1,117,076

		22,438,173
Freddie Mac - 2.4%
3%, 8/1/27 Pool # J19899	1,077,474	1,123,221
8%, 6/1/30 Pool # C01005	21,843	25,964
6.5%, 1/1/32 Pool # C62333	102,878	117,567
5%, 7/1/33 Pool # A11325	747,924	832,065
5%, 4/1/35 Pool # A32316	179,375	199,528
5%, 4/1/35 Pool # A32509	97,016	106,990
5%, 4/1/35 Pool # A32314	130,769	144,436
5%, 4/1/35 Pool # A32315	177,147	196,812
5%, 1/1/37 Pool # A56371	327,655	361,176
3.5%, 11/1/40 Pool # G06168	533,570	555,686
4%, 10/1/41 Pool # Q04092	1,268,996	1,359,604
3%, 9/1/42 Pool # C04233	1,622,494	1,642,433
3%, 4/1/43 Pool # V80025	1,090,395	1,103,476
3%, 4/1/43 Pool # V80026	1,100,511	1,113,727

		8,882,685
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	53,052	62,225

Total Mortgage Backed Securities (Cost $30,156,767)		31,383,083

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.1%

U.S. Treasury Bonds - 1.2%
6.625%, 2/15/27	2,270,000	3,310,654
3.000%, 5/15/42	1,000,000	1,051,094

		4,361,748
U.S. Treasury Notes - 13.9%
2.500%, 3/31/15	795,000	799,627
2.500%, 4/30/15	3,750,000	3,779,591
1.375%, 11/30/15	5,000,000	5,050,000
4.500%, 2/15/16	5,550,000	5,807,121
3.250%, 12/31/16	2,500,000	2,625,978
3.125%, 1/31/17	2,000,000	2,099,688
0.500%, 7/31/17	4,000,000	3,954,688
2.375%, 7/31/17	2,000,000	2,072,656
4.250%, 11/15/17	10,600,000	11,559,798
2.750%, 2/15/19	1,300,000	1,367,640
3.125%, 5/15/19	2,000,000	2,132,032
3.375%, 11/15/19	1,000,000	1,083,359
2.625%, 11/15/20	7,400,000	7,724,327
1.750%, 5/15/22	1,750,000	1,720,332

		51,776,837

Total U.S. Government and Agency Obligations (Cost $54,288,381)		56,138,585

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Diversified Income Fund Portfolio of Investments - continued

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional U.S. Government Money Market Fund	9,258,225	$9,258,225

Total Short-Term Investments (Cost $9,258,225)		9,258,225

TOTAL INVESTMENTS - 99.7% (Cost $296,349,925**)		371,505,465
NET OTHER ASSETS AND LIABILITIES - 0.3%		1,217,977

TOTAL NET ASSETS - 100.0%		$372,723,442

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $297,199,614.
(A)	Floating rate or variable rate note. Rate shown is as of December 31, 2014.
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors”.
(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PSF-GTD	Permanent School Fund Guaranteed.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Large Cap Value Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 98.5%

Consumer Discretionary - 9.7%
Liberty Global PLC*	207,000	$10,000,170
McDonald’s Corp.	42,000	3,935,400
Time Warner Inc.	194,000	16,571,480
Twenty-First Century Fox Inc., Class A	462,000	17,743,110

		48,250,160
Consumer Staples - 11.2%
CVS Health Corp.	184,000	17,721,040
Mondelez International Inc., Class A	138,000	5,012,850
Procter & Gamble Co./The	174,500	15,895,205
Wal-Mart Stores Inc.	199,000	17,090,120

		55,719,215
Energy - 7.0%
Apache Corp.	42,000	2,632,140
California Resources Corp.*	42,000	231,420
Cameron International Corp.*	35,000	1,748,250
Exxon Mobil Corp.	207,000	19,137,150
National Oilwell Varco Inc.	58,000	3,800,740
Occidental Petroleum Corp.	93,000	7,496,730

		35,046,430
Financials - 27.7%
Capital Markets - 0.8%
Bank of New York Mellon Corp./The	104,000	4,219,280

Commercial Banks - 9.4%
BB&T Corp.	13,500	525,015
Citigroup Inc.	423,000	22,888,530
US Bancorp	204,000	9,169,800
Wells Fargo & Co.	257,000	14,088,740

		46,672,085
Diversified Financial Services - 3.4%
Berkshire Hathaway Inc., Class B*	112,500	16,891,875

Insurance - 10.8%
American International Group Inc.	329,002	18,427,402
Markel Corp.*	22,500	15,363,900
MetLife Inc.	133,500	7,221,015
Travelers Cos. Inc./The	121,000	12,807,850

		53,820,167
Real Estate Management & Development - 3.3%
Brookfield Asset Management Inc., Class A	323,000	16,191,990
		137,795,397
Health Care - 14.3%
Express Scripts Holding Co.*	76,500	6,477,255
Johnson & Johnson	126,000	13,175,820
Medtronic Inc.	187,000	13,501,400
Merck & Co. Inc.	91,500	5,196,285
Pfizer Inc.	536,500	16,711,975
UnitedHealth Group Inc.	160,500	16,224,945

		71,287,680
Industrials - 12.4%
Boeing Co./The	106,000	13,777,880
Danaher Corp.	141,000	12,085,110
FedEx Corp.	20,000	3,473,200
General Electric Co.	241,000	6,090,070
Masco Corp.	202,000	5,090,400
Rockwell Collins Inc.	190,000	16,051,200
United Technologies Corp.	44,000	5,060,000

		61,627,860
Information Technology - 11.0%
EMC Corp.	548,000	16,297,520
Microsoft Corp.	365,000	16,954,250
Oracle Corp.	435,000	19,561,950
QUALCOMM Inc.	21,500	1,598,095
Seagate Technology PLC	7,500	498,750

		54,910,565
Materials - 1.1%
Crown Holdings Inc.*	104,000	5,293,600

Telecommunication Service - 1.4%
Verizon Communications Inc.	150,000	7,017,000

Utilities - 2.7%
Duke Energy Corp.	164,000	13,700,560
Total Common Stocks (Cost $367,174,657)		490,648,467

SHORT-TERM INVESTMENTS - 0.9%

State Street Institutional U.S. Government Money Market Fund	4,538,467	4,538,467

Total Short-Term Investments (Cost $4,538,467)		4,538,467

TOTAL INVESTMENTS - 99.4% (Cost $371,713,124**)		495,186,934
NET OTHER ASSETS AND LIABILITIES - 0.6%		2,929,507

TOTAL NET ASSETS - 100.0%		$498,116,441

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $371,973,467.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Large Cap Growth Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 97.4%

Consumer Discretionary - 21.8%
Amazon.com Inc.*	15,760	$4,891,116
CBS Corp., Class B	136,205	7,537,585
DIRECTV*	45,965	3,985,165
Discovery Communications Inc., Class C*	169,556	5,717,428
Home Depot Inc./The	58,695	6,161,214
Liberty Global PLC*	115,590	5,584,153
McDonald’s Corp.	71,720	6,720,164
Nordstrom Inc.	66,245	5,259,191
Omnicom Group Inc.	77,220	5,982,233
Ross Stores Inc.	58,560	5,519,866
Starbucks Corp.	78,408	6,433,376
TJX Cos. Inc./The	99,805	6,844,627
Walt Disney Co./The	32,840	3,093,200

		73,729,318
Consumer Staples - 7.3%
Costco Wholesale Corp.	40,909	5,798,851
CVS Health Corp.	58,252	5,610,250
Diageo PLC, ADR	37,466	4,274,496
Nestle S.A., ADR	80,655	5,883,782
PepsiCo Inc.	32,725	3,094,476

		24,661,855
Energy - 6.1%
Apache Corp.	68,615	4,300,102
EOG Resources Inc.	54,493	5,017,170
Occidental Petroleum Corp.	61,855	4,986,132
Schlumberger Ltd.	73,765	6,300,269

		20,603,673
Financials - 3.3%
Brookfield Asset Management Inc., Class A	68,916	3,454,759
T. Rowe Price Group Inc.	89,700	7,701,642

		11,156,401
Health Care - 14.4%
Amgen Inc.	48,835	7,778,927
Baxter International Inc.	48,495	3,554,199
Biogen Idec Inc.*	20,065	6,811,064
Celgene Corp.*	46,400	5,190,304
Express Scripts Holding Co.*	73,415	6,216,048
Gilead Sciences Inc.*	70,890	6,682,091
Johnson & Johnson	38,050	3,978,889
UnitedHealth Group Inc.	48,000	4,852,320
Varian Medical Systems Inc.*	41,550	3,594,491

		48,658,333
Industrials - 14.9%
3M Co.	21,137	3,473,232
Boeing Co./The	66,900	8,695,662
Danaher Corp.	70,766	6,065,354
PACCAR Inc.	83,725	5,694,137
Rockwell Collins Inc.	82,190	6,943,411
United Parcel Service Inc., Class B	64,000	7,114,880
United Technologies Corp.	49,678	5,712,970
W.W. Grainger Inc.	25,930	6,609,298

		50,308,944

Information Technology - 27.7%

Communications Equipment - 3.4%
QUALCOMM Inc.	153,118	11,381,261

Computers & Peripherals - 4.5%
Apple Inc.	136,560	15,073,493

Electronic Equipment, Instruments & Components - 1.4%
TE Connectivity Ltd.	73,765	4,665,636

Internet Software & Services - 5.6%
eBay Inc.*	121,222	6,802,979
Google Inc., Class C*	23,055	12,136,152

		18,939,131
IT Services - 3.7%
Accenture PLC, Class A	91,572	8,178,295
Visa Inc., Class A	17,221	4,515,346

		12,693,641
Semiconductors & Semiconductor Equipment - 1.6%
Linear Technology Corp.	122,010	5,563,656

Software - 7.5%
Microsoft Corp.	264,700	12,295,315
Oracle Corp.	289,632	13,024,751

		25,320,066

		93,636,884

Telecommunication Service - 1.9%
Verizon Communications Inc.	138,495	6,478,796

Total Common Stocks (Cost $222,437,462)		329,234,204

SHORT-TERM INVESTMENTS - 2.6%

State Street Institutional U.S. Government Money Market Fund	8,812,677	8,812,677

Total Short-Term Investments (Cost $8,812,677)		8,812,677
TOTAL INVESTMENTS - 100.0% (Cost $231,250,139**)		338,046,881
NET OTHER ASSETS AND LIABILITIES - 0.0%		(78,488)

TOTAL NET ASSETS - 100.0%		$337,968,393

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $231,900,155.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Mid Cap Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 92.1%

Consumer Discretionary - 24.3%
Advance Auto Parts Inc.	61,825	$9,847,486
CarMax Inc.*	112,167	7,468,079
Discovery Communications Inc., Class C*	297,310	10,025,293
Liberty Global PLC*	243,459	11,761,505
Omnicom Group Inc.	107,260	8,309,432
Ross Stores Inc.	161,889	15,259,657
Sally Beauty Holdings Inc.*	344,455	10,588,547

		73,259,999
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	30,037	2,638,450

Energy - 4.6%
Cameron International Corp.*	96,820	4,836,159
World Fuel Services Corp.	196,255	9,210,247

		14,046,406
Financials - 22.7%
Arch Capital Group Ltd.*	101,354	5,990,021
Brookfield Asset Management Inc., Class A	261,978	13,132,957
Brown & Brown Inc.	358,015	11,782,274
Glacier Bancorp Inc.	209,878	5,828,312
M&T Bank Corp.	55,961	7,029,821
Markel Corp.*	23,308	15,915,635
WR Berkley Corp.	171,067	8,768,894

		68,447,914
Health Care - 13.3%
Catamaran Corp.*	129,515	6,702,401
DaVita HealthCare Partners Inc.*	111,795	8,467,353
DENTSPLY International Inc.	136,262	7,258,677
Laboratory Corp. of America Holdings*	86,251	9,306,483
Perrigo Co. PLC	49,612	8,293,142

		40,028,056
Industrials - 17.7%
Colfax Corp.*	103,278	5,326,046
Copart Inc.*	335,701	12,249,730
Expeditors International of Washington Inc.	162,945	7,268,976
Fastenal Co.	149,235	7,097,617
Generac Holdings Inc.*	125,925	5,888,253
Jacobs Engineering Group Inc.*	169,844	7,590,328
TransDigm Group Inc.	41,680	8,183,868

		53,604,818
Information Technology - 5.2%
Amphenol Corp., Class A	121,498	6,537,808
CDW Corp.	258,396	9,087,787

		15,625,595
Materials - 3.4%
Crown Holdings Inc.*	202,179	10,290,911

Total Common Stocks (Cost $191,481,053)		277,942,149
SHORT-TERM INVESTMENTS - 8.0%
State Street Institutional U.S. Government Money Market Fund	24,034,011	24,034,011

Total Short-Term Investments (Cost $24,034,011)		24,034,011

TOTAL INVESTMENTS - 100.1% (Cost $215,515,064**)		301,976,160
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(205,357)

TOTAL NET ASSETS - 100.0%		$301,770,803

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $215,778,843.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Small Cap Fund Portfolio of Investments

	Shares	Value (Note 2)

COMMON STOCKS - 95.9%

Consumer Discretionary - 8.9%
Ascena Retail Group Inc.*	7,220	$90,683
Cato Corp./The, Class A	2,830	119,369
Fred’s Inc., Class A	6,400	111,424
Helen of Troy Ltd.*	3,210	208,843
Stage Stores Inc.	4,810	99,567

		629,886
Consumer Staples - 2.7%
Casey’s General Stores Inc.	1,180	106,578
Post Holdings Inc.*	2,000	83,780

		190,358
Energy - 5.8%
Dorian LPG Ltd.*	4,410	61,255
Era Group Inc.*	2,740	57,951
RSP Permian Inc.*	3,500	87,990
Scorpio Tankers Inc.	14,000	121,660
SEACOR Holdings Inc.*	1,120	82,667

		411,523
Financials - 20.0%
AMERISAFE Inc.	1,310	55,492
DiamondRock Hospitality Co., REIT	5,629	83,703
Education Realty Trust Inc., REIT	2,233	81,706
First Busey Corp.	9,007	58,636
First Midwest Bancorp Inc.	7,030	120,283
First Niagara Financial Group Inc.	6,707	56,540
Flushing Financial Corp.	3,281	66,506
Hancock Holding Co.	2,200	67,540
International Bancshares Corp.	5,350	141,989
MB Financial Inc.	2,830	92,994
Northwest Bancshares Inc.	7,480	93,724
Platinum Underwriters Holdings Ltd.	1,160	85,167
Primerica Inc.	2,300	124,798
Solar Capital Ltd.	3,230	58,172
Summit Hotel Properties Inc., REIT	5,900	73,396
Webster Financial Corp.	4,980	161,999

		1,422,645
Health Care - 12.3%
Allscripts HealthCare Solutions Inc.*	5,900	75,343
Amsurg Corp.*	1,490	81,547
Charles River Laboratories International Inc.*	2,800	178,192
Corvel Corp.*	1,060	39,453
Haemonetics Corp.*	2,150	80,453
ICON PLC*	1,230	62,718
ICU Medical Inc.*	1,470	120,393
MedAssets Inc.*	2,700	53,352
Phibro Animal Health Corp., Class A	2,300	72,565
STERIS Corp.	1,700	110,245

		874,261
Industrials - 23.7%
ACCO Brands Corp.*	11,540	103,975
Albany International Corp., Class A	3,850	146,261
Cubic Corp.	2,800	147,392
ESCO Technologies Inc.	2,490	91,881
FTI Consulting Inc.*	2,160	83,441
G&K Services Inc., Class A	2,500	177,125
GATX Corp.	2,270	130,616
Luxfer Holdings PLC, ADR	3,200	47,776
Matthews International Corp., Class A	2,340	113,888
Mistras Group Inc.*	3,200	58,656
Mueller Industries Inc.	5,300	180,942
SP Plus Corp.*	4,690	118,329
Steelcase Inc., Class A	3,400	61,030
United Stationers Inc.	3,600	151,776
UTi Worldwide Inc.*	6,200	74,834

		1,687,922
Information Technology - 12.4%
Belden Inc.	3,230	254,556
Coherent Inc.*	1,160	70,435
Diebold Inc.	3,170	109,809
Forrester Research Inc.	3,000	118,080
MAXIMUS Inc.	1,360	74,583
Micrel Inc.	5,800	84,158
ScanSource Inc.*	2,900	116,464
Verint Systems Inc.*	500	29,140
Zebra Technologies Corp., Class A*	300	23,223

		880,448
Materials - 7.3%
Deltic Timber Corp.	1,470	100,548
Greif Inc., Class A	1,800	85,014
Innospec Inc.	1,800	76,860
Koppers Holdings Inc.	2,300	59,754
Sensient Technologies Corp.	1,900	114,646
Zep Inc.	5,240	79,386

		516,208
Utilities - 2.8%
Laclede Group Inc./The	1,400	74,480
New Jersey Resources Corp.	970	59,364
WGL Holdings Inc.	1,260	68,821

		202,665

Total Common Stocks (Cost $3,868,089)		6,815,916

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Small Cap Fund Portfolio of Investments - continued

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government Money Market Fund	282,177	$282,177

Total Short-Term Investments (Cost $282,177)		282,177

TOTAL INVESTMENTS - 99.9% (Cost $4,150,266**)		7,098,093
NET OTHER ASSETS AND LIABILITIES - 0.1%		4,936

TOTAL NET ASSETS - 100.0%		$7,103,029

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $4,181,431.
ADR	American Depository Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

	Shares	Value (Note 2)

COMMON STOCKS - 95.3%

Australia - 1.9%
BHP Billiton Ltd. (A)	44,610	$1,058,531

Brazil - 1.3%
Estacio Participacoes S.A. (A)	80,500	712,400

France - 14.5%
AXA S.A. (A)	50,200	1,159,446
Hermes International (A)	382	136,211
LVMH Moet Hennessy Louis Vuitton S.A. (A)	7,845	1,240,562
Sanofi (A)	16,109	1,468,108
Schneider Electric SE (A)	21,320	1,549,151
Technip S.A. (A)	18,465	1,102,613
Total S.A. (A)	25,968	1,338,890

		7,994,981
Germany - 2.8%
SAP SE (A)	21,685	1,533,249

Ireland - 2.3%
CRH PLC (A)	53,559	1,272,131

Israel - 2.4%
Teva Pharmaceutical Industries Ltd., ADR	22,890	1,316,404

Japan - 8.7%
Makita Corp. (A)	22,745	1,029,066
Mitsubishi UFJ Financial Group Inc. (A)	234,420	1,284,889
Secom Co. Ltd. (A)	22,143	1,272,162
Seven & I Holdings Co. Ltd. (A)	32,660	1,178,070

		4,764,187
Netherlands - 4.2%
Akzo Nobel N.V. (A)	16,435	1,139,680
ING Groep N.V.* (A)	90,015	1,165,479

		2,305,159
Singapore - 2.2%
DBS Group Holdings Ltd. (A)	77,715	1,200,109

South Korea - 2.4%
Samsung Electronics Co. Ltd. (A)	1,117	1,342,692

Sweden - 2.2%
Telefonaktiebolaget LM Ericsson, Class B (A)	99,549	1,205,632

Switzerland - 17.7%
ABB Ltd.* (A)	53,310	1,127,597
Credit Suisse Group AG* (A)	43,100	1,080,466
Nestle S.A. (A)	19,200	1,407,390
Novartis AG (A)	21,888	2,012,984
Roche Holding AG (A)	4,755	1,288,798
Syngenta AG (A)	4,711	1,512,704
TE Connectivity Ltd.	20,445	1,293,146

		9,723,085
United Kingdom - 32.7%
Barclays PLC (A)	331,320	1,245,599
Berendsen PLC (A)	91,750	1,564,376
Compass Group PLC (A)	76,845	1,309,772
Diageo PLC (A)	86,830	2,490,384
GlaxoSmithKline PLC (A)	51,050	1,092,217
HSBC Holdings PLC (A)	118,497	1,119,854
Imperial Tobacco Group PLC (A)	28,489	1,247,623
Reed Elsevier PLC (A)	74,755	1,271,837
Rolls-Royce Holdings PLC* (A)	81,730	1,100,990
Royal Dutch Shell PLC, Class A (A)	47,308	1,568,094
Standard Chartered PLC (A)	76,745	1,150,945
Tesco PLC (A)	373,556	1,087,019
WPP PLC (A)	83,800	1,738,531

		17,987,241

Total Common Stocks (Cost $54,470,886)		52,415,801
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund	2,365,195	2,365,195

Total Short-Term Investments (Cost $2,365,195)		2,365,195

TOTAL INVESTMENTS - 99.6% (Cost $56,836,081**)		54,780,996
NET OTHER ASSETS AND LIABILITIES - 0.4%		218,583

TOTAL NET ASSETS - 100.0%		$54,999,579

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $56,978,275.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
ADR	American Depositary Receipt.
PLC	Public Limited Company.

OTHER INFORMATION:
Sector Concentration	% of Net Assets
Consumer Discretionary	11.6%
Consumer Staples	13.5%
Energy	7.3%
Financials	17.1%
Health Care	13.0%
Industrials	13.9%
Information Technology	9.8%
Materials	9.1%
Short-Term Investments and Other Net Assets and Liabilities	4.7%

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Assets and Liabilities as of December 31, 2014

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund

Assets:
Investments in securities, at cost
Unaffiliated issuers	$90,667,713	$162,190,395	$57,672,870	$17,416,406
Affiliated issuers[1]	91,492,728	152,157,592	52,823,880	–
Net unrealized appreciation (depreciation)
Unaffiliated issuers	3,210,155	6,697,224	3,731,747	–
Affiliated issuers[1]	7,686,174	27,281,815	12,075,274	–

Total investments at value	193,056,770	348,327,026	126,303,771	17,416,406
Cash	–	–	–	–
Receivables:
Investments sold	–	–	–	–
Fund shares sold	123,153	536,331	144,885	1,402
Dividends and interest	768,331	1,296,545	375,482	48,145
Due from Adviser	16,499	29,876	10,842	5,420
Other assets	–	226	150	–

Total assets	193,964,753	350,190,004	126,835,130	17,471,373

Liabilities:
Bank overdrafts	–	–	–	–
Payables:
Investments purchased	–	–	–	–
Fund shares repurchased	7,136	374,965	149,463	30,619
Management fees	49,497	89,629	32,526	6,593
Audit and trustees fees	8,965	16,579	6,088	1,160
Distribution fees - Class II	7,978	7,252	386	333

Total liabilities	73,576	488,425	188,463	38,705

Net assets applicable to outstanding capital stock	$193,891,177	$349,701,579	$126,646,667	$17,432,668

Net assets consist of:
Paid-in capital	$183,595,161	$317,348,194	$111,459,768	$17,433,200
Accumulated undistributed net investment Income (loss)	88,193	150,345	50,748	–
Accumulated net realized gain (loss) on investments sold and foreign currency related transactions	(688,506)	(1,775,999)	(670,870)	(532)
Net unrealized appreciation (depreciation) of investments (including appreciation (depreciation) of foreign currency related transactions)	10,896,329	33,979,039	15,807,021	–

Net Assets	$193,891,177	$349,701,579	$126,646,667	$17,432,668

Class I Shares:
Net Assets	$156,054,108	$315,567,598	$124,837,749	$15,704,545
Shares of beneficial interest outstanding	15,268,038	28,909,095	12,181,676	15,705,053
Net Asset Value and redemption price per share	$10.22	$10.92	$10.25	$1.00

Class II Shares:
Net Assets	$37,837,069	$34,133,981	$1,808,918	$1,728,123
Shares of beneficial interest outstanding	3,707,864	3,134,261	177,142	1,728,147
Net Asset Value and redemption price per share	$10.20	$10.89	$10.21	$1.00

[1]	See Note 10 for information on affiliated issuers.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Assets and Liabilities as of December 31, 2014

Core	High	Diversified	Large Cap	Large Cap
Bond	Income	Income	Value	Growth	Mid Cap	Small Cap	International
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Stock Fund

$257,136,758	$36,974,127	$296,349,925	$371,713,124	$231,250,139	$215,515,064	$4,150,266	$56,836,081
–	–	–	–	–	–	–	–

13,261,466	(387,737)	75,155,540	123,473,810	106,796,742	86,461,096	2,947,827	(2,055,085)
–	–	–	–	–	–	–	–

270,398,224	36,586,390	371,505,465	495,186,934	338,046,881	301,976,160	7,098,093	54,780,996
2,516,232	–	–	–	–	–	–	–

–	–	–	2,958,760	–	–	–	–
32,396	3,374	49,722	51,985	46,340	59,033	11,985	33,474
1,952,715	586,808	1,564,323	531,995	308,302	89,970	7,545	264,285
–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

274,899,567	37,176,572	373,119,510	498,729,674	338,401,523	302,125,163	7,117,623	55,078,755

–	–	–	–	–	–	–	16,958

2,516,232	–	–	–	–	–	–	–
93,944	9,097	146,975	331,541	178,614	105,542	7,490	1,184
127,384	23,764	222,310	255,551	231,168	230,808	6,474	54,200
13,562	1,929	17,305	24,732	16,520	14,860	293	3,381
9,996	1,411	9,478	1,409	6,828	3,150	337	3,453

2,761,118	36,201	396,068	613,233	433,130	354,360	14,594	79,176

$272,138,449	$37,140,371	$372,723,442	$498,116,441	$337,968,393	$301,770,803	$7,103,029	$54,999,579

$263,913,696	$43,943,923	$297,163,726	$368,572,409	$228,060,692	$216,211,246	$4,549,974	$62,246,455
129,736	44,873	176,810	127,386	131,990	181,091	–	132,637

(5,166,449)	(6,460,688)	227,366	5,942,836	2,978,969	(1,082,630)	(394,772)	(5,306,420)
13,261,466	(387,737)	75,155,540	123,473,810	106,796,742	86,461,096	2,947,827	(2,073,093)

$272,138,449	$37,140,371	$372,723,442	$498,116,441	$337,968,393	$301,770,803	$7,103,029	$54,999,579

$224,975,777	$30,454,878	$327,951,377	$491,416,126	$305,799,861	$286,703,689	$5,468,859	$38,825,334
22,185,272	3,468,443	16,158,783	14,845,077	11,213,259	14,854,453	629,042	3,606,531
$10.14	$8.78	$20.30	$33.10	$27.27	$19.30	$8.69	$10.77

$47,162,672	$6,685,493	$44,772,065	$6,700,315	$32,168,532	$15,067,114	$1,634,170	$16,174,245
4,659,818	760,759	2,212,992	203,460	1,187,226	787,656	189,192	1,506,446
$10.12	$8.79	$20.23	$32.93	$27.10	$19.13	$8.64	$10.74

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Operations for the Year Ended December 31, 2014

	Conservative	Moderate	Aggressive	Money
	Allocation	Allocation	Allocation	Market
	Fund	Fund	Fund	Fund

Investment Income:
Interest	$–	$–	$–	$25,363
Dividends
Unaffiliated issuers	2,515,425	4,042,132	1,385,180	–
Affiliated issuers[1]	1,685,727	2,267,806	584,238	–
Less: Foreign taxes withheld	–	–	–	–

Total investment income	4,201,152	6,309,938	1,969,418	25,363

Expenses:
Management fees	626,229	1,136,786	420,099	127,470
Audit and trustee fees	29,664	53,837	19,946	4,214
Distribution fees - Class II	96,470	86,350	4,574	4,213
Other expenses	279	707	129	–

Total expenses before reimbursement/waiver	752,642	1,277,680	444,748	135,897

Less reimbursement/waiver[2]	(102,029)	(184,962)	(68,196)	(110,534)

Total expenses net of reimbursement/waiver	650,613	1,092,718	376,552	25,363

Net Investment Income	3,550,539	5,217,220	1,592,866	–
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Unaffiliated issuers	4,112,568	14,358,718	6,057,177	(133)
Affiliated issuers[1]	7,774,093	19,961,551	9,187,190	–
Capital gain distributions received from underlying funds
Unaffiliated issuers	583,320	1,700,158	727,292	–
Affiliated issuers[1]	4,425,315	14,692,117	6,845,868	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Unaffiliated issuers	(778,999)	(8,689,512)	(3,625,825)	–
Affiliated issuers[1]	(7,565,609)	(22,481,036)	(10,810,283)	–

Net Realized and Unrealized Gain (Loss) on Investments	8,550,688	19,541,996	8,381,419	(133)

Net Increase (Decrease) in Net Assets from Operations	$12,101,227	$24,759,216	$9,974,285	$(133)

[1]	See Note 10 for information on affiliated issuers.
[2]	Waivers includes management fees of $102,029, $184,962, $68,196, and $106,321 for Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund and Money Market Fund, respectively, and distribution fees of $4,213 for the Money Market Fund See Note 3.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Operations for the Year Ended December 31, 2014

Core	High	Diversified	Large Cap	Large Cap
Bond	Income	Income	Value	Growth	Mid Cap	Small Cap	International
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Stock Fund

$10,246,480	$2,715,796	$5,639,303	$–	$–	$–	$–	$–

–	–	6,020,362	10,057,460	5,373,095	3,575,442	131,349	2,657,408
–	–	–	–	–	–	–	–
–	–	(54,547)	(153,413)	(84,881)	(34,403)	(14)	(228,495)

10,246,480	2,715,796	11,605,118	9,904,047	5,288,214	3,541,039	131,335	2,428,913

1,637,880	345,914	2,790,452	3,306,744	2,929,943	3,156,393	78,466	864,468
42,375	6,660	56,541	78,503	51,991	50,262	1,005	10,970
119,408	17,445	111,557	16,936	81,517	37,464	4,106	45,192
–	–	5	–	–	–	14	1,770

1,799,663	370,019	2,958,555	3,402,183	3,063,451	3,244,119	83,591	922,400

–	–	–	–	–	–	–	–

1,799,663	370,019	2,958,555	3,402,183	3,063,451	3,244,119	83,591	922,400

8,446,817	2,345,777	8,646,563	6,501,864	2,224,763	296,920	47,744	1,506,513

3,915,719	833,855	31,668,287	106,412,792	52,839,506	70,533,678	928,464	25,267,786
–	–	–	–	–	–	–	–

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

2,550,830	(2,033,868)	(13,058,230)	(48,579,320)	(13,925,408)	(40,311,267)	(492,492)	(30,316,523)
–	–	–	–	–	–	–	–

6,466,549	(1,200,013)	18,610,057	57,833,472	38,914,098	30,222,411	435,972	(5,048,737)

$14,913,366	$1,145,764	$27,256,620	$64,335,336	$41,138,861	$30,519,331	$483,716	$(3,542,224)

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund

Year Ended December 31,	2014	2013	2014	2013

Net Assets at beginning of period	$221,495,834	$238,216,607	$405,919,208	$393,058,473
Increase (decrease) in net assets from operations:
Net investment income	3,550,539	5,246,433	5,217,220	6,998,346
Net realized gain (loss)	16,895,296	7,909,747	50,712,544	24,989,395
Net change in unrealized appreciation (depreciation)	(8,344,608)	3,650,848	(31,170,548)	26,178,989

Net increase (decrease) in net assets from operations	12,101,227	16,807,028	24,759,216	58,166,730
Distributions to shareholders from:
Net investment income
Class I	(3,402,067)	(4,298,542)	(6,493,960)	(6,612,939)
Class II	(704,695)	(857,521)	(602,132)	(539,130)
Net realized gains
Class I	(12,050,186)	(4,535,392)	(28,132,573)	–
Class II	(2,935,699)	(1,011,220)	(3,058,767)	–

Total distributions	(19,092,647)	(10,702,675)	(38,287,432)	(7,152,069)

Capital Stock transactions:
Class I Shares
Shares sold	21,935,959	32,461,650	43,131,430	62,076,217
Issued to shareholders in reinvestment of distributions	15,452,253	8,833,950	34,626,533	6,612,941
Shares redeemed	(57,249,804)	(60,422,702)	(121,087,762)	(102,805,402)

Net decrease in net assets from capital stock transactions	(19,861,592)	(19,127,102)	(43,329,799)	(34,116,244)

Class II Shares
Shares sold	1,027,070	2,216,880	751,866	1,773,730
Issued to shareholders in reinvestment of distributions	3,640,394	1,868,741	3,660,899	539,130
Shares redeemed	(5,419,109)	(7,783,645)	(3,772,379)	(6,350,542)

Net increase (decrease) from capital stock transactions	(751,645)	(3,698,024)	640,386	(4,037,682)

Total decrease from capital stock transactions	(20,613,237)	(22,825,126)	(42,689,413)	(38,153,926)

Total increase (decrease) in net assets	(27,604,657)	(16,720,773)	(56,217,629)	12,860,735

Net Assets at end of period	$193,891,177	$221,495,834	$349,701,579	$405,919,208

Undistributed net investment income (loss) included in net assets	$88,193	$118,861	$150,345	$163,666
Capital Share transactions:
Class I Shares
Shares sold	1,991,413	3,012,062	3,655,606	5,699,276
Issued to shareholders in reinvestment of distributions	1,510,603	825,610	3,169,591	576,115
Shares redeemed	(5,189,392)	(5,587,565)	(10,232,628)	(9,434,643)

Net decrease from capital share transactions	(1,687,376)	(1,749,893)	(3,407,431)	(3,159,252)

Class II Shares
Shares sold	92,980	206,264	63,763	163,298
Issued to shareholders in reinvestment of distributions	356,678	175,025	336,029	47,088
Shares redeemed	(494,536)	(720,986)	(319,334)	(586,492)

Net increase (decrease) from capital share transactions	(44,878)	(339,697)	80,458	(376,106)

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Changes in Net Assets

Aggressive Allocation Fund		Money Market Fund		Core Bond Fund		High Income Fund

2014	2013	2014	2013	2014	2013	2014	2013

$151,424,905	$144,675,419	$38,651,351	$50,323,677	$317,279,976	$389,790,924	$50,527,771	$67,099,601

1,592,866	1,629,913	–	–	8,446,817	10,663,710	2,345,777	3,282,181
22,817,527	14,971,686	(133)	(399)	3,915,719	3,400,369	833,855	1,218,435
(14,436,108)	13,502,680	–	–	2,550,830	(22,572,865)	(2,033,868)	(1,457,653)

9,974,285	30,104,279	(133)	(399)	14,913,366	(8,508,786)	1,145,764	3,042,963

(2,419,294)	(1,688,840)	–	–	(7,223,545)	(9,139,256)	(1,961,711)	(2,970,731)
(30,110)	(16,918)	–	–	(1,408,780)	(1,485,806)	(410,777)	(445,909)

(20,252,698)	(1,820,249)	–	–	–	–	–	–
(294,984)	(23,396)	–	–	–	–	–	–

(22,997,086)	(3,549,403)	–	–	(8,632,325)	(10,625,062)	(2,372,488)	(3,416,640)

34,495,157	39,997,814	11,718,129	22,429,011	32,515,058	42,430,910	2,663,395	6,738,454
22,671,992	3,509,089	–	–	7,223,545	9,139,256	1,961,711	2,970,732
(69,025,557)	(62,966,271)	(32,935,293)	(34,154,734)	(90,494,379)	(105,194,348)	(16,870,817)	(26,176,976)

(11,858,408)	(19,459,368)	(21,217,164)	(11,725,723)	(50,755,776)	(53,624,182)	(12,245,711)	(16,467,790)

65,733	153,811	1,524,312	1,372,932	1,762,294	2,747,459	284,623	500,612
325,095	40,313	–	–	1,408,780	1,485,805	410,777	445,909
(287,857)	(540,146)	(1,525,698)	(1,319,136)	(3,837,866)	(3,986,182)	(610,365)	(676,884)

102,971	(346,022)	(1,386)	53,796	(666,792)	247,082	85,035	269,637

(11,755,437)	(19,805,390)	(21,218,550)	(11,671,927)	(51,422,568)	(53,377,100)	(12,160,676)	(16,198,153)

(24,778,238)	6,749,486	(21,218,683)	(11,672,326)	(45,141,527)	(72,510,948)	(13,387,400)	(16,571,830)

$126,646,667	$151,424,905	$17,432,668	$38,651,351	$272,138,449	$317,279,976	$37,140,371	$50,527,771

$50,748	$38,320	$–	$–	$129,736	$173,004	$44,873	$71,584

2,877,872	3,695,513	11,718,129	22,429,011	3,163,909	4,072,473	281,860	708,112
2,209,992	301,083	–	–	715,289	914,607	223,149	321,930
(5,734,433)	(5,802,894)	(32,935,293)	(34,154,735)	(8,807,181)	(10,125,461)	(1,768,454)	(2,742,911)

(646,569)	(1,806,298)	(21,217,164)	(11,725,724)	(4,927,983)	(5,138,381)	(1,263,445)	(1,712,869)

5,392	14,545	1,524,312	1,372,932	172,318	264,053	30,035	52,231
31,812	3,470	–	–	139,836	149,108	46,800	48,322
(24,575)	(51,023)	(1,525,698)	(1,319,136)	(373,410)	(384,042)	(64,559)	(70,876)

12,629	(33,008)	(1,386)	53,796	(61,256)	29,119	12,276	29,677

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Changes in Net Assets

	Diversified Income Fund		Large Cap Value Fund

Year Ended December 31,	2014	2013	2014	2013

Net Assets at beginning of period	$422,408,289	$393,930,489	$583,605,748	$500,469,127
Increase (decrease) in net assets from operations:
Net investment income (loss)	8,646,563	9,294,930	6,501,864	8,357,070
Net realized gain	31,668,287	18,482,747	106,412,792	44,008,819
Net change in unrealized appreciation (depreciation)	(13,058,230)	32,667,224	(48,579,320)	90,180,559

Net increase (decrease) in net assets from operations	27,256,620	60,444,901	64,335,336	142,546,448
Distributions to shareholders from:
Net investment income
Class I	(7,771,575)	(8,436,925)	(6,427,063)	(8,350,987)
Class II	(977,178)	(890,524)	(76,797)	(88,154)
Net realized gains
Class I	(21,182,216)	–	(70,378,312)	–
Class II	(2,897,459)	–	(959,408)	–

Total distributions	(32,828,428)	(9,327,449)	(77,841,580)	(8,439,141)

Capital Stock transactions:
Class I Shares
Shares sold	24,882,666	40,709,576	54,825,977	67,449,447
Issued to shareholders in reinvestment of distributions	28,953,791	8,436,925	76,805,375	8,350,987
Shares redeemed	(100,055,784)	(75,771,244)	(203,695,526)	(126,175,216)

Net decrease in net assets from capital stock transactions	(46,219,327)	(26,624,743)	(72,064,174)	(50,374,782)

Class II Shares
Shares sold	2,129,257	6,938,994	177,972	386,693
Issued to shareholders in reinvestment of distributions	3,874,637	890,524	1,036,205	88,154
Shares redeemed	(3,897,606)	(3,844,427)	(1,133,066)	(1,070,751)

Net increase (decrease) from capital stock transactions	2,106,288	3,985,091	81,111	(595,904)

Total decrease from capital stock transactions	(44,113,039)	(22,639,652)	(71,983,063)	(50,970,686)

Total increase (decrease) in net assets	(49,684,847)	28,477,800	(85,489,307)	83,136,621

Net Assets at end of period	$372,723,442	$422,408,289	$498,116,441	$583,605,748

Undistributed net investment income included in net assets	$176,810	$187,487	$127,386	$128,277
Capital Share transactions:
Class I Shares
Shares sold	1,170,812	2,022,975	1,508,591	2,132,804
Issued to shareholders in reinvestment of distributions	1,417,454	407,420	2,288,674	241,843
Shares redeemed	(4,677,693)	(3,808,727)	(5,543,023)	(4,019,796)

Net decrease from capital share transactions	(2,089,427)	(1,378,332)	(1,745,758)	(1,645,149)

Class II Shares
Shares sold	100,182	344,108	4,991	12,441
Issued to shareholders in reinvestment of distributions	190,353	43,055	31,042	2,555
Shares redeemed	(182,662)	(193,496)	(31,024)	(33,991)

Net increase (decrease) from capital share transactions	107,873	193,667	5,009	(18,995)

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Statements of Changes in Net Assets

Large Cap Growth Fund		Mid Cap Fund		Small Cap Fund		International Stock Fund

2014	2013	2014	2013	2014	2013	2014	2013

$393,941,558	$347,125,853	$397,464,658	$370,461,007	$7,895,899	$13,422,398	$94,941,935	$95,182,105

2,224,763	2,206,144	296,920	(73,778)	47,744	20,384	1,506,513	1,253,073
52,839,506	46,315,578	70,533,678	55,507,561	928,464	3,932,916	25,267,786	6,547,704
(13,925,408)	49,418,057	(40,311,267)	44,349,667	(492,492)	152,394	(30,316,523)	9,957,513

41,138,861	97,939,779	30,519,331	99,783,450	483,716	4,105,694	(3,542,224)	17,758,290

(1,977,973)	(2,066,477)	(115,829)	(22,765)	(39,054)	(18,220)	(1,783,973)	(148,073)
(160,976)	(145,243)	–	–	(7,677)	(839)	(597,632)	(757)

(46,753,592)	(28,523,067)	(56,560,764)	(5,736,762)	(573,640)	(2,705,545)	(2,972,354)	–
(4,926,818)	(2,713,918)	(2,968,504)	(238,428)	(173,754)	(787,820)	(1,242,537)	–

(53,819,359)	(33,448,705)	(59,645,097)	(5,997,955)	(794,125)	(3,512,424)	(6,596,496)	(148,830)

37,378,446	39,961,700	44,056,449	61,138,417	537,991	1,521,960	5,044,804	10,556,562
48,731,565	30,589,544	56,676,593	5,759,527	612,694	2,723,766	4,756,327	148,073
(129,054,671)	(87,579,290)	(168,231,890)	(131,946,552)	(1,565,602)	(10,973,144)	(39,668,120)	(25,973,317)

(42,944,660)	(17,028,046)	(67,498,848)	(65,048,608)	(414,917)	(6,727,418)	(29,866,989)	(15,268,682)

350,238	671,676	300,526	234,178	56,821	146,352	429,564	216,807
5,087,794	2,859,161	2,968,504	238,428	181,431	788,658	1,840,169	758
(5,786,039)	(4,178,160)	(2,338,271)	(2,205,842)	(305,796)	(327,361)	(2,206,380)	(2,798,513)

(348,007)	(647,323)	930,759	(1,733,236)	(67,544)	607,649	63,353	(2,580,948)

(43,292,667)	(17,675,369)	(66,568,089)	(66,781,844)	(482,461)	(6,119,769)	(29,803,636)	(17,849,630)

(55,973,165)	46,815,705	(95,693,855)	27,003,651	(792,870)	(5,526,499)	(39,942,356)	(240,170)

$337,968,393	$393,941,558	$301,770,803	$397,464,658	$7,103,029	$7,895,899	$54,999,579	$94,941,935

$131,990	$46,176	$181,091	$–	$–	$–	$132,637	$1,067,539

1,257,904	1,449,675	2,017,029	3,070,158	59,458	103,824	385,617	902,307
1,759,977	1,068,979	2,897,743	266,189	70,450	299,177	420,782	11,881
(4,321,650)	(3,201,630)	(7,602,720)	(6,655,480)	(173,466)	(698,899)	(3,035,366)	(2,214,685)

(1,303,769)	(682,976)	(2,687,948)	(3,319,133)	(43,558)	(295,898)	(2,228,967)	(1,300,497)

11,860	25,934	13,777	12,289	6,355	10,715	34,647	19,055
185,002	100,350	153,296	11,071	20,991	87,126	165,066	58
(196,599)	(150,958)	(107,526)	(112,274)	(34,360)	(22,588)	(169,658)	(240,076)

263	(24,674)	59,547	(88,914)	(7,014)	75,253	30,055	(220,963)

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

CONSERVATIVE ALLOCATION FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$10.70	$10.45	$9.96	$10.01	$9.61
Income from Investment Operations:
Net investment income[1]	0.19	0.25	0.29	0.28	0.29
Net realized and unrealized gain on investments	0.46	0.55	0.60	0.03	0.52

Total from investment operations	0.65	0.80	0.89	0.31	0.81
Less Distributions:
Distributions from net investment income	(0.25)	(0.27)	(0.40)	(0.35)	(0.41)
Distributions from capital gains	(0 .88)	(0.28)	–	–	–
Distributions from return of capital	–	–	–	(0.01)	–

Total distributions	(1.13)	(0.55)	(0.40)	(0.36)	(0.41)
Net increase (decrease) in net asset value	(0.48)	0.25	0.49	(0.05)	0.40
Net Asset Value at end of period	$10.22	$10.70	$10.45	$9.96	$10.01
Total Return(%)[2]	6.03	7.61	8.98	3.14	8.37
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$156,054	$181,427	$195,526	$184,431	$195,657
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.31	0.31	0.31	0.31	0.31
After waiver of expenses by Adviser (%)	0.27 [4]	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	1.71	2.27	2.79	2.76	2.90
Portfolio turnover (%)[3]	73	70	44	36	36

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$10.68	$10.43	$9.95	$10.00	$9.61
Income from Investment Operations:
Net investment income[1]	0.18	0.22	0.26	0.27	0.35
Net realized and unrealized gain on investments	0.43	0.55	0.61	0.02	0.43

Total from investment operations	0.61	0.77	0.87	0.29	0.78
Less Distributions:
Distributions from net investment income	(0.21)	(0.24)	(0.39)	(0.33)	(0.39)
Distributions from capital gains	(0.88)	(0.28)	–	–	–
Distributions from return of capital	–	–	–	(0.01)	–

Total distributions	(1.09)	(0.52)	(0.39)	(0.34)	(0.39)
Net increase (decrease) in net asset value	(0.48)	0.25	0.48	(0.05)	0.39
Net Asset Value at end of period	$10.20	$10.68	$10.43	$9.95	$10.00
Total Return (%)[2]	5.77	7.34	8.71	2.89	8.10
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$37,837	$40,069	$42,691	$43,203	$35,425
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.56	0.56	0.56	0.56	0.55
After waiver of expenses by Adviser (%)	0.51 [4]	0.56	0.56	0.56	0.55
Ratio of net investment income to average net assets (%)	1.65	2.04	2.49	2.67	3.47
Portfolio turnover (%)[3]	73	70	44	36	36

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amount includes fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MODERATE ALLOCATION FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$11.48	$10.11	$9.42	$9.49	$8.87
Income from Investment Operations:
Net investment income[1]	0.16	0.19	0.23	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.62	1.39	0.77	(0.01)	0.71

Total from investment operations	0.78	1.58	1.00	0.19	0.91
Less Distributions:
Distributions from net investment income	(0.25)	(0.21)	(0.31)	(0.26)	(0.29)
Distributions from capital gains	(1.09)	–	–	–	–

Total distributions	(1.34)	(0.21)	(0.31)	(0.26)	(0.29)
Net increase (decrease) in net asset value	(0.56)	1.37	0.69	(0.07)	0.62
Net Asset Value at end of period	$10.92	$11.48	$10.11	$9.42	$9.49
Total Return (%)[2]	6.85	15.66	10.54	2.03	10.22
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$315,568	$370,954	$358,486	$346,733	$352,545
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.31	0.31	0.31	0.31	0.31
After waiver of expenses by Adviser (%)	0.27 [4]	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	1.37	1.75	2.32	2.07	2.24
Portfolio turnover (%)[3]	73	66	49	25	34

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$11.45	$10.08	$9.41	$9.48	$8.87
Income from Investment Operations:
Net investment income[1]	0.18	0.16	0.20	0.18	0.25
Net realized and unrealized gain (loss) on investments	0.57	1.39	0.77	(0.01)	0.63

Total from investment operations	0.75	1.55	0.97	0.17	0.88
Less Distributions:
Distributions from net investment income	(0.22)	(0.18)	(0.30)	(0.24)	(0.27)
Distributions from capital gains	(1.09)	–	–	–	–

Total distributions	(1.31)	(0.18)	(0.30)	(0.24)	(0.27)
Net increase (decrease) in net asset value	(0.56)	1.37	0.67	(0.07)	0.61
Net Asset Value at end of period	$10.89	$11.45	$10.08	$9.41	$9.48
Total Return (%)[2]	6.58	15.37	10.26	1.78	9.94
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$34,134	$34,965	$34,573	$35,873	$31,715
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.56	0.56	0.56	0.56	0.56
After waiver of expenses by Adviser (%)	0.51 [4]	0.56	0.56	0.56	0.56
Ratio of net investment income to average net assets (%)	1.49	1.49	2.01	1.86	2.76
Portfolio turnover (%)[3]	73	66	49	25	34

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amount includes fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

AGGRESSIVE ALLOCATION FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$11.66	$9.75	$8.96	$9.08	$8.30
Income from Investment Operations:
Net investment income[1]	0.14	0.12	0.17	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.72	2.07	0.84	(0.08)	0.81

Total from investment operations	0.86	2.19	1.01	0.04	0.92
Less Distributions:
Distributions from net investment income	(0.24)	(0.13)	(0.22)	(0.16)	(0.14)
Distributions from capital gains	(2.03)	(0.15)	–	–	–

Total distributions	(2.27)	(0.28)	(0.22)	(0.16)	(0.14)
Net increase (decrease) in net asset value	(1.41)	1.91	0.79	(0.12)	0.78
Net Asset Value at end of period	$10.25	$11.66	$9.75	$8.96	$9.08
Total Return (%)[2]	7.46	22.35	11.34	0.48	11.15
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$124,838	$149,514	$142,755	$132,575	$126,270
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.31	0.31	0.31	0.31	0.31
After waiver of expenses by Adviser (%)	0.27 [4]	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%)	1.13	1.07	1.80	1.26	1.27
Portfolio turnover (%)[3]	70	70	69	32	33

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$11.62	$9.72	$8.95	$9.07	$8.30
Income from Investment Operations:
Net investment income[1]	0.17	0.09	0.15	0.10	0.17
Net realized and unrealized gain (loss) on investments	0.66	2.06	0.83	(0.08)	0.73

Total from investment operations	0.83	2.15	0.98	0.02	0.90
Less Distributions:
Distributions from net investment income	(0.21)	(0.10)	(021)	(0.14)	(0.13)
Distributions from capital gains	(2.03)	(0 15)	–	–	–

Total distributions	(2.24)	(0.25)	(0.21)	(0.14)	(0.13)
Net increase (decrease) in net asset value	(1.41)	1.90	0.77	(0.12)	0.77
Net Asset Value at end of period	$10.21	$11.62	$9.72	$8.95	$9.07
Total Return (%)[2]	7.19	22.05	11.06	0.23	10.87
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,809	$1,911	$1,921	$1,786	$1,424
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.56	0.56	0.56	0.56	0.56
After waiver of expenses by Adviser (%)	0.51 [4]	0.56	0.56	0.56	0.56
Ratio of net investment income to average net assets (%)	1.45	0.81	1.55	1.05	1.99
Portfolio turnover (%)[3]	70	70	69	32	33

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amount includes fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MONEY MARKET FUND

	Year Ended December 31,

	2014		2013		2012		2011		2010

CLASS I
Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income[1]	–		–		–		–		–

Total from investment operations	–		–		–		–		–
Net increase in net asset value	–		–		–		–		–
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[2]	0.00		0.00		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,705		$36,922		$48,648		$61,682		$69,634
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.46		0.46		0.46		0.47		0.47
After waiver of expenses by Adviser (%)	0.09	[3]	0.12	[3]	0.11	[3]	0.08	[3]	0.14	[3]
Ratio of net investment income to average net assets (%)	0.00		0.00		0.00		0.00		0.00

CLASS II	2014		2013		2012		2011		2010

Net Asset Value at beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income[1]	–		–		–		–		–

Total from investment operations	–		–		–		–		–
Net increase in net asset value	–		–		–		–		–
Net Asset Value at end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[2]	0.00		0.00		0.00		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,728		$1,730		$1,676		$979		$577
Ratios of expenses to average net assets:
Before waiver of expenses by Adviser (%)	0.71		0.71		0.71		0.72		0.73
After waiver of expenses by Adviser (%)	0.09	[3]	0.12	[3]	0.12	[3]	0.07	[3]	0.16	[3]
Ratio of net investment income to average net assets (%)	0.00		0.00		0.00		0.00		0.00

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Amount includes fees waived by the adviser (see Note 3).

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

CORE BOND FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$9.97	$10.55	$10.57	$10.29	$10.14
Income from Investment Operations:
Net investment income[1]	0.30	0.31	0.34	0.38	0.40
Net realized and unrealized gain (loss) on investments	0.20	(0.54)	0.00	0.31	0.20

Total from investment operations	0.50	(0.23)	0.34	0.69	0.60
Less Distributions:
Distributions from net investment income	(0.33)	(0.35)	(0.36)	(0.41)	(0.45)

Net increase (decrease) in net asset value	0.17	(0.58)	(0.02)	0.28	0.15
Net Asset Value at end of period	$10.14	$9.97	$10.55	$10.57	$10.29
Total Return (%)[2]	5.09	(2.24)	3.21	6.73	5.92
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$224,976	$270,289	$340,335	$375,325	$429,499
Ratios of expenses to average net assets (%)	0.56	0.56	0.56	0.57	0.56
Ratio of net investment income to average net assets (%)	2.88	3.02	3.13	3.62	3.76
Portfolio turnover (%)[3]	17	14	11	6	2

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$9.95	$10.54	$10.56	$10.28	$10.14
Income from Investment Operations:
Net investment income[1]	0.27	0.29	0.31	0.36	0.37
Net realized and unrealized gain (loss) on investments	0.21	(0.56)	0.01	0.31	0.20

Total from investment operations	0.48	(0.27)	0.32	0.67	0.57
Less Distributions:
Distributions from net investment income	(0.31)	(0.32)	(0.34)	(0.39)	(0.43)

Net increase (decrease) in net asset value	0.17	(0.59)	(0.02)	0.28	0.14
Net Asset Value at end of period	$10.12	$9.95	$10.54	$10.56	$10.28
Total Return (%)[2]	4.83	(2.49)	2.96	6.47	5.66
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$47,162	$46,991	$49,456	$49,774	$35,750
Ratios of expenses to average net assets (%)	0.81	0.81	0.81	0.82	0.81
Ratio of net investment income to average net assets (%)	2.62	2.77	2.88	3.36	3.49
Portfolio turnover (%)3	17	14	11	6	2

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

HIGH INCOME FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$9.22	$9.37	$9.18	$9.42	$9.11
Income from Investment Operations:
Net investment income[1]	0.49	0.52	0.61	0.65	0.72
Net realized and unrealized gain (loss) on investments	(0.33)	(0.01)	0.42	(0.18)	0.35

Total from investment operations	0.16	0.51	1.03	0.47	1.07
Less Distributions:
Distributions from net investment income	(0.60)	(0.66)	(0.84)	(0.71)	(0.76)

Net increase (decrease) in net asset value	(0.44)	(0.15)	0.19	(0.24)	0.31
Net Asset Value at end of period	$8.78	$9.22	$9.37	$9.18	$9.42
Total Return (%)[2]	1.74	5.49	11.23	5.01	11.73
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$30,455	$43,622	$60,362	$86,462	$95,552
Ratios of expenses to average net assets (%)	0.76	0.76	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	5.12	5.42	6.31	6.76	7.54
Portfolio turnover (%)[3]	53	32	55	54	53

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$9.23	$9.37	$9.19	$9.42	$9.11
Income from Investment Operations:
Net investment income[1]	0.46	0.50	0.58	0.63	0.70
Net realized and unrealized gain (loss) on investments	(0.33)	–	0.42	(0.18)	0.34

Total from investment operations	0.13	0.50	1.00	0.45	1.04
Less Distributions:
Distributions from net investment income	(0.57)	(0.64)	(0.82)	(0.68)	(0.73)

Net increase (decrease) in net asset value	(0.44)	(0.14)	0.18	(0.23)	0.31
Net Asset Value at end of period	$8.79	$9.23	$9.37	$9.19	$9.42
Total Return (%)[2]	1.48	5.23	10.95	4.75	11.45
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,685	$6,906	$6,737	$6,213	$4,286
Ratios of expenses to average net assets (%)	1.01	1.01	1.02	1.02	1.01
Ratio of net investment income to average net assets (%)	4.88	5.17	6.02	6.52	7.20
Portfolio turnover (%)[3]	53	32	55	54	53

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

47

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

DIVERSIFIED INCOME FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$20.76	$18.29	$17.39	$16.62	$15.37
Income from Investment Operations:
Net investment income[1]	0.47	0.46	0.49	0.51	0.56
Net realized and unrealized gain on investments	1.02	2.48	0.92	0.79	1.29

Total from investment operations	1.49	2.94	1.41	1.30	1.85
Less Distributions:
Distributions from net investment income	(0.52)	(0.47)	(0.51)	(0.53)	(0.60)
Distributions from capital gains	(1.43)	–	–	–	–

Total distributions	(1.95)	(0.47)	(0.51)	(0.53)	(0.60)
Net increase (decrease) in net asset value	(0.46)	2.47	0.90	0.77	1.25
Net Asset Value at end of period	$20.30	$20.76	$18.29	$17.39	$16.62
Total Return (%)[2]	7.12	16.07	8.16	7.84	12.04
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$327,951	$378,807	$359,022	$372,852	$384,709
Ratios of expenses to average net assets (%)	0.71	0.71	0.71	0.72	0.72
Ratio of net investment income to average net assets (%)	2.20	2.31	2.69	2.94	3.50
Portfolio turnover (%)[3]	24	17	17	19	23

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$20.71	$18.26	$17.37	$16.61	$15.37
Income from Investment Operations:
Net investment income[1]	0.41	0.41	0.44	0.46	0.52
Net realized and unrealized gain on investments	1.02	2.47	0.93	0.79	1.29

Total from investment operations	1.43	2.88	1.37	1.25	1.81
Less Distributions:
Distributions from net investment income	(0.48)	(0.43)	(0.48)	(0.49)	(0.57)
Distributions from capital gains	(1.43)	–	–	–	–

Total distributions	(1.91)	(0.43)	(0.48)	(0.49)	(0.57)
Net increase (decrease) in net asset value	(0.48)	2.45	0.89	0.76	1.24
Net Asset Value at end of period	$20.23	$20.71	$18.26	$17.37	$16.61
Total Return (%)[2]	6.85	15.78	7.89	7.57	11.77
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$44,772	$43,601	$34,908	$30,360	$22,309
Ratios of expenses to average net assets (%)	0.96	0.96	0.96	0.97	0.97
Ratio of net investment income to average net assets (%)	1.95	2.05	2.43	2.69	3.20
Portfolio turnover (%)[3]	24	17	17	19	23

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

48

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP VALUE FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$34.76	$27.12	$24.78	$23.56	$22.17
Income from Investment Operations:
Net investment income[1]	0.43	0.48	0.55	0.50	0.38
Net realized and unrealized gain on investments	3.97	7.67	2.37	1.24	1.46

Total from investment operations	4.40	8.15	2.92	1.74	1.84
Less Distributions:
Distributions from net investment income	(0.51)	(0.51)	(0.58)	(0.52)	(0.45)
Distributions from capital gains	(5.55)	–	–	–	–

Total distributions	(6.06)	(0.51)	(0.58)	(0.52)	(0.45)
Net increase (decrease) in net asset value	(1.66)	7.64	2.34	1.22	1.39
Net Asset Value at end of period	$33.10	$34.76	$27.12	$24.78	$23.56
Total Return (%)[2]	12.41	30.07	11.82	7.38	8.29
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$491,416	$576,731	$494,587	$485,978	$524,894
Ratios of expenses to average net assets (%)	0.61	0.61	0.61	0.62	0.62
Ratio of net investment income to average net assets (%)	1.18	1.53	2.05	2.03	1.72
Portfolio turnover (%)[3]	82	32	27	29	63

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$34.64	$27.05	$24.73	$23.54	$22.17
Income from Investment Operations:
Net investment income[1]	0.34	0.40	0.48	0.43	0.34
Net realized and unrealized gain on investments	3.94	7.64	2.37	1.25	1.44

Total from investment operations	4.28	8.04	2.85	1.68	1.78
Less Distributions:
Distributions from net investment income	(0.44)	(0.45)	(0.53)	(0.49)	(0.41)
Distributions from capital gains	(5.55)	–	–	–	–

Total distributions	(5.99)	(0.45)	(0.53)	(0.49)	(0.41)
Net increase (decrease) in net asset value	(1.71)	7.59	2.32	1.19	1.37
Net Asset Value at end of period	$32.93	$34.64	$27.05	$24.73	$23.54
Total Return (%)[2]	12.13	29.74	11.55	7.11	8.02
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$6,700	$6,875	$5,882	$5,697	$5,354
Ratios of expenses to average net assets (%)	0.86	0.86	0.86	0.87	0.87
Ratio of net investment income to average net assets (%)	0.93	1.28	1.80	1.78	1.51
Portfolio turnover (%)[3]	82	32	27	29	63

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

49

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

LARGE CAP GROWTH FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$28.76	$24.09	$21.84	$22.16	$19.87
Income from Investment Operations:
Net investment income[1]	0.19	0.17	0.18	0.05	0.10
Net realized and unrealized gain (loss) on investments	3.32	7.17	2.26	(0.31)	2.31

Total from investment operations	3.51	7.34	2.44	(0.26)	2.41
Less Distributions:
Distributions from net investment income	(0.20)	(0.18)	(0.19)	(0.06)	(0.12)
Distributions from capital gains	(4.80)	(2.49)	–	–	–

Total distributions	(5.00)	(2.67)	(0.19)	(0.06)	(0.12)
Net increase (decrease) in net asset value	(1.49)	4.67	2.25	(0.32)	2.29
Net Asset Value at end of period	$27.27	$28.76	$24.09	$21.84	$22.16
Total Return (%)[2]	12.13	30.51	11.20	(1.19)	12.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$305,800	$359,959	$318,024	$331,032	$374,644
Ratios of expenses to average net assets (%)	0.81	0.81	0.82	0.82	0.82
Ratio of net investment income to average net assets (%)	0.63	0.62	0.76	0.24	0.51
Portfolio turnover (%)[3]	33	50	64	85	78

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$28.63	$24.02	$21.80	$22.14	$19.87
Income from Investment Operations:
Net investment income (loss)[1]	0.11	0.10	0.12	(0.00)[4]	0.06
Net realized and unrealized gain (loss) on investments	3.32	7.13	2.26	(0.32)	2.30

Total from investment operations	3.43	7.23	2.38	(0.32)	2.36
Less Distributions:
Distributions from net investment income	(0.16)	(0.13)	(0.16)	(0.02)	(0.09)
Distributions from capital gains	(4.80)	(2.49)	–	–	–

Total distributions	(4.96)	(2.62)	(0.16)	(0.02)	(0.09)
Net increase (decrease) in net asset value	(1.53)	4.61	2.22	(0.34)	2.27
Net Asset Value at end of period	$27.10	$28.63	$24.02	$21.80	$22.14
Total Return (%)[2]	11.85	30.18	10.93	(1.43)	11.85
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$32,168	$33,983	$29,101	$27,589	$20,802
Ratios of expenses to average net assets (%)	1.06	1.06	1.07	1.07	1.07
Ratio of net investment income to average net assets (%)	0.38	0.37	0.51	0.00 [5]	0.29
Portfolio turnover (%)[3]	33	50	64	85	78

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amounts represent less than $(0.005) per share.
[5]	Amounts represent less than 0.01%.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

MID CAP FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$21.76	$17.09	$14.75	$14.14	$11.82
Income from Investment Operations:
Net investment income[1]	0.02	0.00 [4]	0.05	0.02	0.04
Net realized and unrealized gain on investments	2.13	5.00	2.34	0.62	2.33

Total from investment operations	2.15	5.00	2.39	0.64	2.37
Less Distributions:
Distributions from net investment income	(0.01)	(0.00)[4]	(0.05)	(0.03)	(0.05)
Distributions from capital gains	(4.60)	(0.33)	–	–	–

Total distributions	(4.61)	(0.33)	(0.05)	(0.03)	(0.05)
Net increase (decrease) in net asset value	(2.46)	4.67	2.34	0.61	2.32
Net Asset Value at end of period	$19.30	$21.76	$17.09	$14.75	$14.14
Total Return (%)[2]	9.82	29.28	16.24	4.47	20.12
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$286,704	$381,703	$356,534	$351,833	$385,219
Ratios of expenses to average net assets (%)	0.91	0.91	0.91	0.91	0.90
Ratio of net investment income to average net assets (%)	0.10	(0.01)	0.30	0.16	0.42
Portfolio turnover (%)[3]	35	28	25	52	46

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$21.65	$17.05	$14.72	$14.13	$11.82
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.05)	0.01	(0.01)	0.04
Net realized and unrealized gain on investments	2.11	4.98	2.35	0.60	2.30

Total from investment operations	2.08	4.93	2.36	0.59	2.34
Less Distributions:
Distributions from net investment income	–	–	(0.03)	–	(0.03)
Distributions from capital gains	(4.60)	(0.33)	–	–	–

Total distributions	(4.60)	(0.33)	(0.03)	–	(0.03)
Net increase (decrease) in net asset value	(2.52)	4.60	2.33	0.59	2.31
Net Asset Value at end of period	$19.13	$21.65	$17.05	$14.72	$14.13
Total Return (%)[2]	9.55	28.95	15.95	4.22	19.82
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,067	$15,762	$13,927	$13,270	$11,951
Ratios of expenses to average net assets (%)	1.17	1.16	1.16	1.17	1.16
Ratio of net investment income to average net assets (%)	(0.15)	(0.26)	0.05	(0.07)	0.38
Portfolio turnover (%)[3]	35	28	25	52	46
[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

SMALL CAP FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$9.10	$12.32	$10.81	$10.75	$8.54
Income from Investment Operations:
Net investment income[1]	0.07	0.02	0.14	0.04	0.08
Net realized and unrealized gain on investments	0.60	4.03	1.52	0.06	2.20

Total from investment operations	0.67	4.05	1.66	0.10	2.28
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)	(0.15)	(0.04)	(0.07)
Distributions from capital gains	(1.01)	(7.22)	–	–	–

Total distributions	(1.08)	(7.27)	(0.15)	(0.04)	(0.07)
Net increase (decrease) in net asset value	(0.41)	(3.22)	1.51	0.06	2.21
Net Asset Value at end of period	$8.69	$9.10	$12.32	$10.81	$10.75
Total Return (%)[2]	7.52	32.77	15.39	0.91	26.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$5,469	$6,121	$11,936	$11,261	$11,710
Ratios of expenses to average net assets (%)	1.11	1.11	1.11	1.11	1.11
Ratio of net investment income to average net assets (%)	0.72	0.17	1.24	0.41	0.85
Portfolio turnover (%)[3]	16	19	15	22	33

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$9.05	$12.29	$10.79	$10.74	$8.54
Income from Investment Operations:
Net investment income[1]	0.04	–	0.11	0.02	0.06
Net realized and unrealized gain on investments	0.61	3.99	1.52	0.06	2.20

Total from investment operations	0.65	3.99	1.63	0.08	2.26
Less Distributions:
Distributions from net investment income	(0.05)	(0.01)	(0.13)	(0.03)	(0.06)
Distributions from capital gains	(1.01)	(7.22)	–	–	–

Total distributions	(1.06)	(7.23)	(0.13)	(0.03)	(0.06)
Net increase (decrease) in net asset value	(0.41)	(3.24)	1.50	0.05	2.20
Net Asset Value at end of period	$8.64	$9.05	$12.29	$10.79	$10.74
Total Return (%)[2]	7.25	32.44	15.10	0.66	26.48
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,634	$1,775	$1,486	$1,401	$1,387
Ratios of expenses to average net assets (%)	1.36	1.37	1.36	1.36	1.36
Ratio of net investment income to average net assets (%)	0.48	(0.02)	0.99	0.16	0.67
Portfolio turnover (%)[3]	16	19	15	22	33

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Financial Highlights for a Share of Beneficial Interest Outstanding

INTERNATIONAL STOCK FUND

	Year Ended December 31,

	2014	2013	2012	2011	2010

CLASS I
Net Asset Value at beginning of period	$12.99	$10.78	$9.03	$9.99	$9.53
Income from Investment Operations:
Net investment income[1]	0.27	0.16	0.17	0.19	0.14
Net realized and unrealized gain (loss) on investments	(1.10)	2.07	1.75	(0.96)	0.53

Total from investment operations	(0.83)	2.23	1.92	(0.77)	0.67
Less Distributions:
Distributions from net investment income	(0.47)	(0.02)	(0.17)	(0.19)	(0.21)
Distributions from capital gains	(0.92)	–	–	–	–

Total distributions	(1.39)	(0.02)	(0.17)	(0.19)	(0.21)
Net increase (decrease) in net asset value	(2.22)	2.21	1.75	(0.96)	0.46
Net Asset Value at end of period	$10.77	$12.99	$10.78	$9.03	$9.99
Total Return (%)[2]	(6.76)	20.76	21.31	(7.70)	7.09
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$38,826	$75,808	$76,919	$72,756	$92,063
Ratios of expenses to average net assets (%)	1.17	1.21	1.21	1.22	1.22
Ratio of net investment income to average net assets (%)	2.09	1.37	1.74	1.90	1.48
Portfolio turnover (%)[3]	103	39	42	38	79

CLASS II	2014	2013	2012	2011	2010

Net Asset Value at beginning of period	$12.96	$10.76	$9.02	$9.99	$9.53
Income from Investment Operations:
Net investment income[1]	0.22	0.13	0.14	0.16	0.09
Net realized and unrealized gain (loss) on investments	(1.08)	2.07	1.76	(0.96)	0.56

Total from investment operations	(0.86)	2.20	1.90	(0.80)	0.65
Less Distributions:
Distributions from net investment income	(0.44)	(0.00)[4]	(0.16)	(0.17)	(0.19)
Distributions from capital gains	(0.92)	–	–	–	–

Total distributions	(1.36)	(0.00)[4]	(0.16)	(0.17)	(0.19)
Net increase (decrease) in net asset value	(2.22)	2.20	1.74	(0.97)	0.46
Net Asset Value at end of period	$10.74	$12.96	$10.76	$9.02	$9.99
Total Return (%)[2]	(6.99)	20.45	21.01	(7.91)	6.83
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,174	$19,134	$18,263	$15,407	$13,241
Ratios of expenses to average net assets (%)	1.42	1.46	1.46	1.47	1.47
Ratio of net investment income to average net assets (%)	1.72	1.10	1.45	1.58	1.00
Portfolio turnover (%)[3]	103	39	42	38	79

[1]	Based on average shares outstanding during the year.
[2]	These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.
[3]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[4]	Amounts represent less than $(0.005) per share.

See accompanying Notes to Financial Statements.

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

1. ORGANIZATION

The Ultra Series Fund (the “Trust’’), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act’’), as amended, as a diversified, open-end management investment company. The Trust is a series fund with, at the end of the period covered by this report, 16 investment portfolios (individually, a “Fund,” and collectively, the “Funds’’), each with different investment objectives and policies. The Funds currently reporting within this book at the end of the period were the Money Market Fund, Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund and International Stock Fund (collectively, the “Core Funds’’), and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds’’).

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. All Funds offer Class I and II shares. Each class of shares represents an interest in the assets of the respective Fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees, if any, and its proportional share of Fund level expenses, and has exclusive voting rights on matters pertaining to Rule 12b-1 under the 1940 Act as it relates to that class and other class specific matters. Shares are offered to separate accounts (the “Accounts’’) of CMFG Life Insurance Company and to qualified pension and retirement plans of CMFG Life Insurance Company or its affiliates (“CUNA Mutual Group’’). The Trust may, in the future, offer other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The Trust does not offer shares directly to the general public.

The Trust has entered into a Management Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into subadvisory agreements with certain subadvisers (“Subadvisers”) for the management of the investments of the High Income, Small Cap and International Stock Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies that apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”)). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange ((“NYSE”) usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on Holiday.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each Fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers’’ in U.S. Government securities. As of December 31, 2014, none of the Funds held open repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a Fund could experience one of the following: delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the Funds at the spot rate at settlement.

Each Fund, except the Money Market Fund, which can only invest in U.S. dollar-denominated foreign money market securities, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Only the International Stock Fund had net realized gains from foreign currency transactions, and that amount is included in the Statements of Operations under the heading “Net realized gain (loss) on investments” for that Fund.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

Forward Foreign Currency Exchange Contracts: Each Fund, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Realized and unrealized gains and losses are included in the Statements of Operations. As of December 31, 2014, none of the Funds had open forward foreign currency exchange contracts.

If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the Fund will be required to place cash or other liquid assets in a segregated account with the Fund’s custodian in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the Fund’s commitment with respect to the contract.

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At December 31, 2014, investments in securities of the Core Bond, High Income and Diversified Income Funds include issues that are illiquid. As of that date, the aggregate values of illiquid securities held by Core Bond, High Income and Diversified Income Funds were $10,607,030, $984,000 and $8,007,683, respectively, which represent 3.9%, 2.6% and 2.1% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at December 31, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
Core Bond Fund

AARP, Inc.	5/16/02	$2,090,539
AerCap Ireland Capital Ltd./AerCap Global
Aviation Trust	5/8/14	400,000
Apollo Management Holdings L.P.	5/27/14	748,016
ERAC USA Finance LLC	12/16/04	2,156,556
First Data Corp.	6/20/14	528,260
Forest Laboratories Inc.	12/5/13	250,000
Glencore Funding LLC	4/22/14	523,505
Indianapolis Power & Light Co.	10/2/06	994,393
Liberty Mutual Group Inc.	6/13/13	994,460
Sirius XM Radio Inc.	5/1/14	350,000

		$9,035,729

Security	Acquisition Date	Acquisition Cost

High Income Fund

Boise Cascade Co.	10/17/12	$600,000
Endeavor Energy Resources L.P./EER Finance Inc.	4/16/14	416,830

		$1,016,830

Diversified Income Fund

AARP, Inc.	5/16/02	$2,090,539
ERAC USA Finance LLC	12/16/04	1,994,814
First Data Corp.	6/20/14	475,434
Indianapolis Power & Light Co.	10/2/06	1,546,282
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	249,958

		$6,357,027

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued’’ refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often a month or more after the purchase. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of December 31, 2014, none of the Funds were engaged in such transactions.

Indemnifications: Under the Funds’ organizational documents, the Funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain a variety of representations and provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each Fund has adopted the Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

• Level	1	–	unadjusted quoted prices in active markets for identical investments

• Level	2	–	other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level	3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2014, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

evaluation. As of December 31, 2014, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14
Fund[1]

Conservative Allocation	$193,056,770	$–	$–	$193,056,770
Moderate Allocation	348,327,026	–	–	348,327,026
Aggressive Allocation	126,303,771	–	–	126,303,771
Money Market[2]	788,850	16,627,556	–	17,416,406
Core Bond
Asset Backed Securities	–	3,348,478	–	3,348,478
Corporate Notes and Bonds	–	82,507,521	–	82,507,521
Long Term Municipal Bonds	–	7,938,430	–	7,938,430
Mortgage Backed Securities	–	55,250,833	–	55,250,833
U.S. Government and Agency Obligations	–	111,365,116	–	111,365,116
Short-Term Investments	9,987,846	–	–	9,987,846

	9,987,846	260,410,378	–	270,398,224
High Income
Corporate Notes and Bonds	–	35,388,689	–	35,388,689
Short-Term Investments	1,197,701	–	–	1,197,701

	1,197,701	35,388,689	–	36,586,390

Diversified Income
Common Stocks	204,705,520	–	–	204,705,520
Asset Backed Securities	–	4,550,084	–	4,550,084
Commercial Mortgage-Backed Securities	–	656,496	–	656,496
Corporate Notes and Bonds	–	60,685,592	–	60,685,592
Long Term Municipal Bonds	–	4,127,880	–	4,127,880
Mortgage Backed Securities	–	31,383,083	–	31,383,083
U.S. Government and Agency Obligations	–	56,138,585	–	56,138,585
Short-Term Investments	9,258,225	–	–	9,258,225

	213,963,745	157,541,720	–	371,505,465
Large Cap Value
Common Stocks	490,648,467	–	–	490,648,467
Short-Term Investments	4,538,467	–	–	4,538,467

	495,186,934	–	–	495,186,934
Large Cap Growth
Common Stocks	329,234,204	–	–	329,234,204
Short-Term Investments	8,812,677	–	–	8,812,677

	338,046,881	–	–	338,046,881
Mid Cap
Common Stocks	277,942,149	–	–	277,942,149
Short-Term Investments	24,034,011	–	–	24,034,011

	301,976,160	–	–	301,976,160

[1]	See respective portfolio of investments for underlying holdings in each Fund.
[2]	At December 31, 2014, all Level 2 securities held are short-term investments. See respective portfolio of investments.

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/14

Small Cap
Common Stocks	$6,815,916	$–	$–	$6,815,916
Short-Term Investments	282,177	–	–	282,177

	7,098,093	–	–	7,098,093
International Stock
Common Stocks
Australia	–	1,058,531	–	1,058,531
Brazil	–	712,400	–	712,400
France	–	7,994,981	–	7,994,981
Germany	–	1,533,249	–	1,533,249
Ireland	–	1,272,131	–	1,272,131
Israel	1,316,404	–	–	1,316,404
Japan	–	4,764,187	–	4,764,187
Netherlands	–	3,873,253	–	3,873,253
Singapore	–	1,200,109	–	1,200,109
South Korea	–	1,342,692	–	1,342,692
Sweden	–	1,205,632	–	1,205,632
Switzerland	1,293,146	8,429,939	–	9,723,085
United Kingdom	–	16,419,147	–	16,419,147
Short-Term Investments	2,365,195	–	–	2,365,195

	4,974,745	49,806,251	–	54,780,996

[1]	See respective portfolio of investments for underlying holdings in each Fund.

3. MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER EXPENSES

Management Agreement: For services under the Management Agreement, the Investment Adviser is entitled to receive a management fee, which is calculated daily and paid monthly, at an annual rate based upon the following percentages of average daily net assets of each Fund as follows as of December 31, 2014:

Fund	Management Fee	Fund	Management Fee
Conservative Allocation	0.30%	Diversified Income	0.70%
Moderate Allocation	0.30%	Large Cap Value	0.60%
Aggressive Allocation	0.30%	Large Cap Growth	0.80%
Money Market	0.45%	Mid Cap	0.90%
Core Bond	0.55%	Small Cap	1.10%
High Income	0.75%	International Stock	1.15%

The Management Agreement requires the Investment Adviser to provide or arrange to provide overall management of the Funds, including but not limited to, investment advisory services, custody, transfer agency, dividend disbursing, legal, accounting and administrative services. Neither Management Agreement includes Trustee compensation or the fees paid to the Trust’s independent Registered Public Accountant.

The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the Funds are Shenkman Capital Management, Inc. for the High Income Fund, Wellington Management Company, LLP for the Small Cap Fund and effective December 31, 2013, NorthRoad Capital Management LLC, an affiliate of Madison, for the International Stock Fund. The Investment Adviser manages the Money Market Fund, Core Bond Fund, Diversified Income Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Fund and the Target Allocation Funds.

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

The Investment Adviser may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In that regard, the Investment Adviser waived a portion of management fees on the Money Market Class I Shares and Class II Shares. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the year ended December 31, 2014, the Money Market waivers totaled $100,086 for Class I Shares and $6,235 for Class II Shares, and are reflected as fees waived by the Investment Adviser in the accompanying Statements of Operations. Effective July 1, 2014, the Investment Adviser contractually agreed to waive a portion (0.10%) of its management fee on the Target Allocation Funds until at least June 20, 2015. For the period ended December 31, the waivers totaled $102,029, $184,962 and $68,196 for the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds, respectively, and are reflected as fees waived by the Investment Adviser in the accompanying Statements of Operations. The Investment Adviser does not have the right to recoup these waived fees.

Distribution Agreement: MFD Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted a distribution and service plan with respect to the Trust’s Class II shares pursuant to Rule 12b-1 under the 1940 Act. Under the plan, the Trust will pay a service fee with regard to Class II shares at an annual rate of 0.25% of each Fund’s daily net assets. MFD arranges to provide compensation to others that provide distribution and shareholder servicing services to the Funds and their shareholders. Fees incurred by the Funds under the plan are detailed in the Statements of Operations.

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the Funds. In this regard, the distributor waived a portion of 12b-1 fees on the Money Market Class II shares for the purpose of maintaining a one-day yield of zero. For the year ended December 31, 2014, the waivers totaled $4,213 and are reflected as fees waived in the Statements of Operations. Neither MFD nor the Investment Adviser has the right to recoup these waived fees.

Other Expenses: Except as provided below, in addition to the management fee, the Trust is responsible for fees of the independent trustees, brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money and overdrafts, if any, expenses for independent audits, any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Certain officers and trustees of the Trust are also officers of the Investment Adviser. The Funds do not compensate their officers or affiliated trustees. The Nominating and Governance Committee of the Board may change trustee fees paid at any time.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

The Money Market Fund declares dividends from net investment income and net realized gains from investment transactions, if any, daily, and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the Fund. The remaining Funds declare dividends from net investment income and net realized gains from investment transactions, if any, annually, which are reinvested in additional full and fractional shares of the respective Funds.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains of the Funds may differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income.

5. SECURITIES TRANSACTIONS

For the year ended December 31, 2014, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$–	$–	$150,988,323	$184,340,745
Moderate Allocation	–	–	272,651,838	334,058,157
Aggressive Allocation	–	–	96,756,662	122,314,867
Core Bond	$17,860,243	$59,236,140	$32,001,582	$46,274,585
High Income	–	–	23,166,416	34,499,238
Diversified Income	15,075,043	22,300,468	76,240,412	128,555,735
Large Cap Value	–	–	435,231,725	565,621,797
Large Cap Growth	–	–	113,756,830	196,681,535
Mid Cap	–	–	113,049,929	241,672,179
Small Cap	–	–	1,080,806	2,346,184
International Stock	–	–	74,462,187	110,075,119

6. FOREIGN SECURITIES

Each Fund may invest in foreign securities; however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities include American Depositary Receipts (“ADRs’’), European Depositary Receipts (“EDRs’’), Global Depositary Receipts (“GDRs’’), Swedish Depositary Receipts (“SDRs’’) and foreign money market securities. U.S. dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

Certain Funds have reclaim receivable balances, in which the Funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the Funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectable.

7. SECURITIES LENDING

Each Fund, except the Target Allocation, Money Market and Small Cap Fund, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

At December 31, 2014, none of the Funds had securities out on loan.

8. FEDERAL INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The Funds have not recorded any liabilities for material unrecognized tax benefits as of December 31, 2014. It is each Fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2011 through December 31, 2014.

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	Ordinary Income		Long-Term Capital Gain

Fund	2014	2013	2014	2013

Conservative Allocation	$5,244,442	$5,156,063	$13,848,205	$5,546,612
Moderate Allocation	7,096,092	7,152,069	31,191,340	–
Aggressive Allocation	3,211,127	1,705,758	19,785,959	1,843,645
Money Market	–	–	–	–
Core Bond	8,632,325	10,625,062	–	–
High Income	2,372,488	3,416,640	–	–
Diversified Income	8,748,753	9,327,449	24,079,675	–
Large Cap Value	6,503,860	8,439,141	71,337,720	–
Large Cap Growth	7,538,552	5,389,701	46,280,807	28,059,003
Mid Cap	115,829	22,758	59,529,268	5,975,197
Small Cap	35,221	58,672	758,904	3,453,752
International Stock	2,381,605	148,830	4,214,891	–

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows.

Fund	Ordinary Income	Long-Term Capital Gain	Fund	Ordinary Income	Long-Term Capital Gain

Conservative Allocation	$111,326	$325,080	Diversified Income	$176,810	$1,077,055
Moderate Allocation	150,345	672,139	Large Cap Value	127,386	6,203,179
Aggressive Allocation	66,226	423,625	Large Cap Growth	233,228	3,527,747
Money Market	–	–	Mid Cap	181,091	6,559,032
Core Bond	166,790	–	Small Cap	–	41,422
High Income	44,873	–	International Stock	132,637	86,034

For federal income tax purposes, the Funds listed below have capital loss carryforwards as of December 31, 2014, which are available to offset future capital gains, if any, realized through the fiscal year listed:

Fund	2015	2016	2017	2018	2019	2020	No Expiration Date Short - Term

Conservative Allocation	$–	$–	$–	$–	$–	$–	$–
Moderate Allocation	–	–	–	–	–	–	–
Aggressive Allocation	–	–	–	–	–	–	–
Money Market	–	–	–	–	–	–	532
Core Bond	–	–	4,820,140	346,309	–	–	–
High Income	–	1,492,801	4,641,635	–	–	–	–
Diversified Income	–	–	–	–	–	–	–
Large Cap Value	–	–	–	–	–	–	–
Large Cap Growth	–	–	–	–	–	–	–
Mid Cap	–	7,377,884	–	–	–	–	–
Small Cap	–	405,030	–	–	–	–	–
International Stock	–	2,625,039	1,312,565	1,312,565	–	–	–

Certain specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year, if the Funds so elect. For the year ended December 31, 2014, none of the Funds elected to defer late-year ordinary losses.

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

For the year ended December 31, 2014, capital losses utilized for each Fund were as follows:

Fund	Amount Utilized	Fund	Amount Utilized

Conservative Allocation	$–	Diversified Income	$6,420,044
Moderate Allocation	15,366,688	Large Cap Value	28,758,901
Aggressive Allocation	–	Large Cap Growth	–
Money Market	–	Mid Cap	7,814,614
Core Bond	3,773,479	Small Cap	202,515
High Income	1,160,107	International Stock	20,795,887

After October 31, 2014, only the High Income Fund had post-October capital losses of $326,252, which are being deferred for tax purposes.

At December 31, 2014, the aggregate gross unrealized appreciation/depreciation and net unrealized appreciation for all securities as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$11,025,121	$1,165,511	$9,859,610
Moderate Allocation	33,286,958	1,756,057	31,530,901
Aggressive Allocation	15,560,703	863,655	14,697,048
Core Bond	17,427,042	4,202,630	13,224,412
High Income	658,860	1,046,597	(387,737)
Diversified Income	77,273,988	2,968,137	74,305,851
Large Cap Value	125,850,644	2,637,177	123,213,467
Large Cap Growth	107,954,778	1,808,052	106,146,726
Mid Cap	87,506,880	1,309,563	86,197,317
Small Cap	2,966,548	49,886	2,916,662
International Stock	3,090,323	5,287,602	(2,197,279)

The differences between the book unrealized amounts reflected in the Statement of Assets and Liabilities and tax unrealized amounts (shown above) are due to the tax deferral of losses on wash sales.

Reclassification Adjustments: Paid-in capital, accumulated undistributed net investment income (loss), and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all Funds.

Differences primarily relate to the tax treatment of net operating losses, paydown gains and losses, foreign currency gains and losses, and distributions from real estate investment trusts and passive foreign investment companies.

To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among paid-in capital in excess of par value, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency translations. Accordingly, at December 31, 2014, reclassifications were recorded as follows:

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

Fund	Paid-in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Conservative Allocation	$(1)	$525,555	$(525,554)
Moderate Allocation	(1)	1,865,551	(1,865,550)
Aggressive Allocation	(1)	868,966	(868,965)
Core Bond	-	142,240	(142,240)
Diversified Income	-	91,513	(91,513)
Large Cap Value	-	1,105	(1,105)
Small Cap	-	(1,013)	1,013
International Stock	1	(59,810)	59,809

9. INVESTMENT RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund’s share price from falling below $1.00.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds’’). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “Underlying Funds’’), including exchange traded funds (“ETFs”). Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

10. CAPITAL SHARES AND AFFILIATED OWNERSHIP

All capital shares outstanding at December 31, 2014, are owned by separate investment accounts and/or pension plans of CMFG Life Insurance Company.

The Target Allocation Funds invest in Underlying Funds, of which certain underlying funds (the “affiliated underlying funds’’), may be deemed to be under common control because of the same Board of Trustees. Madison Funds’ historical financial information is available to you at no cost on the Securities and Exchange Commission’s website at www.sec.gov, by calling 1-800-877-6089 or by visiting the Madison Funds’ website at www.madisonfunds.com. A summary of the transactions with each affiliated underlying fund as of December 31, 2014 follows:

Fund/Underlying Fund	Balance of Shares Held at 12/31/13	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/14	Value at 12/31/14	Realized Gain (Loss)	Distributions Received[1]
Conservative Allocation Fund
Madison Core Bond Fund Class Y	2,922,623	1,041,849	(19,474)	3,944,998	$40,041,731	$(2,945)	$1,199,900
Madison Corporate Bond Fund Class Y	1,242,125	88,300	–	1,330,425	15,273,276	–	374,175
Madison High Income Fund Class Y	644,273	–	(644,273)	–	–	724,337	78,346
Madison High Quality Bond Fund Class Y	1,311,499	–	(582,770)	728,729	8,023,309	111,735	112,728
Madison International Stock Fund Class Y	619,931	75,805	(695,736)	–	–	3,080,284	–
Madison Investors Fund Class Y	482,787	61,478	(353,357)	190,908	3,995,696	648,509	761,698
Madison Large Cap Growth Fund Class Y	529,589	311,374	(237,587)	603,376	13,449,257	811,705	1,136,904
Madison Large Cap Value Fund Class Y	1,154,703	323,327	(558,977)	919,053	15,587,142	2,491,712	2,269,289
Madison NorthRoad International Fund Class Y	–	340,459	(72,984)	267,475	2,808,491	(91,244)	178,002

Totals					$99,178,902	$7,774,093	$6,111,042

Ultra Series Fund | December 31, 2014

Notes to Financial Statements

Fund/Underlying Fund	Balance of Shares Held at 12/31/13	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/14	Value at 12/31/14	Realized Gain (Loss)	Distributions Received[1]
Moderate Allocation Fund
Madison Core Bond Fund Class Y	3,502,719	1,290,203	–	4,792,922	$48,648,160	$–	$1,412,261
Madison Corporate Bond Fund Class Y	–	481,207	–	481,207	5,524,256	–	100,011
Madison High Income Fund Class Y	997,754	–	(997,754)	–	–	1,414,203	139,466
Madison High Quality Bond Fund Class Y	1,410,475	–	(942,564)	467,911	5,151,703	212,471	100,703
Madison International Stock Fund Class Y	617,093	37,147	(654,240)	–	–	3,754,471	–
Madison Investors Fund Class Y	1,408,146	309,767	(632,757)	1,085,156	22,712,325	2,651,053	4,329,641
Madison Large Cap Growth Fund Class Y	1,726,206	406,641	(341,799)	1,791,048	39,922,449	1,816,862	3,281,560
Madison Large Cap Value Fund Class Y	2,603,004	592,432	(575,478)	2,619,958	44,434,487	1,826,344	6,469,094
Madison Mid Cap Fund Class Y	1,557,029	209,918	(1,432,769)	334,178	2,890,643	5,444,660	483,539
Madison NorthRoad International Fund Class Y	1,094,129	78,989	(205,939)	967,179	10,155,384	412,393	643,648
Madison Small Cap Fund Class Y	339,648	–	(339,648)	–	–	2,429,094	–

Totals					$179,439,407	$19,961,551	$16,959,923

Aggressive Allocation Fund
Madison Core Bond Fund Class Y	–	941,300	(32,483)	908,817	$9,224,497	$242	$241,287
Madison High Income Fund Class Y	110,764	–	(110,764)	–	–	(23,032)	4,641
Madison International Stock Fund Class Y	302,943	28,932	(331,875)	–	–	1,447,363	–
Madison Investors Fund Class Y	658,131	126,823	(239,418)	545,536	11,418,066	1,027,917	2,176,621
Madison Large Cap Growth Fund Class Y	813,620	233,049	(224,194)	822,475	18,332,977	1,147,818	1,515,247
Madison Large Cap Value Fund Class Y	1,197,778	229,273	(292,710)	1,134,341	19,238,423	1,080,520	2,800,869
Madison Mid Cap Fund Class Y	1,166,027	92,271	(960,389)	297,909	2,576,913	3,369,445	431,059
Madison NorthRoad International Fund Class Y	406,344	51,344	(66,423)	391,265	4,108,278	119,701	260,382
Madison Small Cap Fund Class Y	146,980	–	(146,980)	–	–	1,017,216	–

Totals					$64,899,154	$9,187,190	$7,430,106

[1]	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

11. SUBSEQUENT EVENTS

All Matters

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Ultra Series Fund | December 31, 2014

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Ultra Series Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Core Bond Fund, High Income Fund, Diversified Income Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund, and International Stock Fund each a portfolio constituting Ultra Series Fund (collectively, the “Funds”) as of December 31, 2014, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2014, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche, LLP

Milwaukee, WI
February 25, 2015

Ultra Series Fund | December 31, 2014

Other Information (unaudited)

SUMMARY OF BOARD’S ANNUAL APPROVAL PROCESS AND CONSIDERATIONS

The Board of Trustees reviewed a variety of matters in connection with the Trust’s investment advisory contract with the Adviser and the sub-advisory contracts with the applicable sub-advisers at an in-person meeting of the Board held in July 2014. The following summarizes the Board’s process and considerations during that meeting.

With regard to the nature, extent and quality of the services to be provided by the Adviser and each sub-adviser, the Board reviewed the biographies and tenure of the personnel involved in Trust management and the experience of the Adviser (and applicable sub-adviser) and its affiliates as investment manager to other investment companies with similar investment strategies or to individual clients or institutions with similar investment strategies. The Trustees recognized the wide array of investment professionals employed by the respective firm or firms. Representatives of the Adviser and each sub-adviser discussed or otherwise presented their respective firms’ ongoing investment philosophies and strategies intended to provide performance consistent with each Fund’s investment objectives under various market scenarios.

The Board discussed the quality of services provided to the Trust by its applicable transfer agent, fund administrator and custodian as well as the various administrative services provided directly by the Adviser. Such services included arranging for third party service providers to provide all necessary Fund administration as well as supervising any sub-advisers to Fund portfolios.

With regard to the investment performance of the Trust and the investment adviser, the Board reviewed current performance information provided in the written Board materials. The Trustees discussed the reasons for both outperformance and underperformance compared with peer groups and applicable indices and benchmarks. The Trustees discussed the unique aspects of the securities markets applicable to particular Funds so that the performance of any such Funds could be reviewed in context. The Trustees reviewed both long-term and short-term performance and considered the effect on long-term performance that may have been attributable to any previous investment advisers to any Fund. The Trustees also considered whether any relative underperformance was appropriate in view of the Adviser’s conservative investment philosophy. The Board performed this review in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio. In connection with the review of performance, the Board engaged in a comprehensive discussion of market conditions and discussed the reasons for Fund performance under such conditions. With regard to fixed-income Funds, the Board considered each Fund’s relatively conservative investment philosophy during a period of historically low interest rates and the relative risks to fixed-income Funds in the current environment. Representatives of the Adviser and each sub-adviser discussed with the Board the methodology for arriving at peer groups and indices used for performance comparisons.

With regard to the costs of the services to be provided and the profits to be realized by the investment adviser and its affiliates from the relationship with the Trust, the Board reviewed the expense ratios for a variety of other funds in each Fund portfolio’s peer group with similar investment objectives. Again, the Board reviewed these matters in connection with the Adviser and each sub-adviser that manages a sub-advised Fund portfolio.

The Board noted that the Adviser or its affiliates, and, as applicable, each sub-adviser, provided investment management services to other investment company and/or non-investment company clients and considered the fees charged by the Adviser (and respective sub-adviser) to such Funds and clients for purposes of determining whether the given advisory fee was disproportionately large under the so-called Gartenberg standard traditionally used by investment company boards in connection with contract renewal considerations. The Board took those fees into account and considered the differences in services and time required by the various types of funds and clients to which the Adviser (or sub-adviser, if applicable) provided services. The Board recognized that significant differences may exist between the services provided to one type of fund or client and those provided to others, such as those resulting from a greater frequency of shareholder redemptions

Ultra Series Fund | December 31, 2014

Other Information (unaudited)

in a mutual fund and the higher turnover of mutual fund assets. The Board gave such comparisons the weight that they merit in light of the similarities and differences between the services that the various Funds require and were wary of “inapt comparisons.” They considered that, if the services rendered by the Adviser (or sub-adviser, if applicable) to one type of Fund or client differed significantly from others, then the comparison should not be used. In the case of non-investment company clients for which the Adviser (or sub-adviser, if applicable) may act as either investment adviser or sub-adviser, the Board noted that the fee may be lower than the fee charged to the Trust. The Board noted too the various administrative, operational, compliance, legal and corporate communication services required to be handled by the Adviser (or sub-adviser, if applicable) which are performed for investment company clients but are not performed for non-investment company clients.

The Trustees reviewed each Fund’s fee structure based on total Fund expense ratio as well as by comparing advisory fees to other advisory fees. The Board noted the simple expense structure maintained by the Trust: (1) an advisory fee and a capped administrative “services” expense for the Target Retirement Date Funds; and (2) for the remaining series of the Trust, a unitary fee with limited independent expenses for Trustee compensation and audit fees not covered by the unitary fee (“Unitary Fee”). The Board reviewed total expense ratios paid by other funds with similar investment objectives, recognizing that such a comparison, while not dispositive, was an important consideration.

The Trustees sought to ensure that fees paid by the Trust were appropriate. The Board reviewed materials demonstrating that although the Adviser is compensated for a variety of the administrative services it provides or arranges to provide to the Target Retirement Date Funds pursuant to its administrative services agreements with these series of the Trust (“Services Agreement”), such compensation does not always cover all costs because the Services Agreement effectively acts as a cap on administrative expenses. Therefore, the Board recognized that any administrative, operational, regulatory or compliance fees or costs in excess of the Services Agreement fees, in the case of the Target Retirement Date series, or in excess of the Unitary Fee, in the case of the remaining series, are paid by the Adviser from investment advisory fees earned. In this regard, the Trustees noted that examination of each Fund portfolio’s total expense ratio compared to those of other investment companies was more meaningful than a simple comparison of basic “investment management only” fee schedules.

The Board recognized that to the extent a Fund portfolio invests in other mutual funds also managed by the Adviser (or its affiliates), the Adviser (or an affiliate) receives investment advisory fees from both the Fund portfolio and the underlying mutual fund. The Board was satisfied in this regard that the Adviser (or an affiliate) provides separate services to each respective Trust’s “Fund of funds” portfolios and the underlying mutual funds in which each such Fund invests in exchange for the fees received from them.

In reviewing costs and profits, the Board noted that for some smaller Fund portfolios, the salaries of all portfolio management personnel, trading desk personnel, corporate accounting personnel and employees of the Adviser who serve as Trust officers, as well as facility costs (e.g., rent, etc.), could not be supported by fees received from such portfolios alone. However, the Board recognized that the Trusts are profitable to the Adviser because such salaries and fixed costs are already paid in whole or in part from revenue generated by management of other client assets managed by the Adviser, including the Trust as part of a consolidated family of investment companies. The Trustees noted that total assets managed by the Adviser and its affiliates were in excess of $15 billion at the time of the meeting. As a result, although the fees paid by each Fund portfolio at its present size might not be sufficient to profitably support a stand-alone fund, the Trust is reasonably profitable to the Adviser as part of its larger, diversified organization. In sum, the Trustees recognized that the Trust is important to the Adviser and is managed with the attention given to the Adviser’s other clients.

With regard to the extent to which economies of scale would be realized as each Fund portfolio’s assets increase, the Trustees recognized that at their current asset levels, it was premature to discuss any economies of scale not already factored into

Ultra Series Fund | December 31, 2014

Other Information (unaudited)

the compensation payable under existing investment management (Unitary Fee) and Services Agreement. The Trustees also recognized that the Unitary Fee had been reduced for the USF International Stock Fund contemporaneously with the appointment of an affiliated sub-adviser to the Fund at the end of 2013. In addition, the Trustees recognized that the Adviser was currently waiving fees (pursuant to its investment management agreement, under the Unitary Fee or pursuant to an applicable Services Agreement, as the case may be) with regard to: the Money Market Fund and the Conservative, Moderate and Aggressive Allocation Funds. The Board also recognized that the Adviser had arranged for the fees to be capped for the Target Retirement 2020, 2030, 2040 and 2050 Funds.

Counsel to the Independent Trustees confirmed that the Trust’s Independent Trustees met previously and reviewed the written contract renewal materials provided by the Adviser and applicable sub-advisers. He noted that the Independent Trustees had considered such materials in light of the aforementioned Gartenberg standard as well as criteria either set forth or discussed in the more recent Supreme Court decision in Jones v. Harris regarding the investment company contract renewal process under Section 15(c) of the Investment Company Act of 1940, as amended. The Independent Trustees made a variety of additional inquiries regarding such written materials to the Adviser and the sub-advisers and representatives of the Adviser and sub-advisers, respectively, discussed each matter raised.

After further discussion, analysis and review of the totality of the information presented, including the information set forth above and the other information considered by the Board of Trustees, the Trustees, including the Independent Trustees, concluded that the Trust’s advisory fees (including applicable sub-advisory fees) are fair and reasonable for each respective Fund portfolio and that renewal of their respective Advisory (including Unitary Fee), Sub-advisory and Services Agreements are in the best interests of each respective Fund portfolio and its shareholders.

In the course of their review of the contract renewal materials, the Board also reviewed and discussed with counsel the “Rule 12b-1” plans adopted by certain series of the Trust. Advisory personnel directed the Board to the written materials regarding these matters during the course of the Board’s consideration of the Rule 12b-1 plans. Finally, the Board also reviewed the Trust’s distribution agreements and the information provided in the written materials regarding the distributor as well as applicable Codes of Ethics.

FUND EXPENSES PAID BY SHAREHOLDERS

As a shareholder of the Funds, you pay no transaction costs, but do incur ongoing costs which include management fees; disinterested trustee fees; brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments; costs of borrowing money; expenses for independent audits, taxes, and extraordinary expenses as approved by a majority of the disinterested trustees. The examples in the tables that follow are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested for the six-month period ended December 31, 2014. Expenses paid during the period in the table below are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half fiscal year period).

Actual Expenses
The table below provides information about actual account values using actual expenses and actual returns for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),

Ultra Series Fund | December 31, 2014

Other Information (unaudited)

then multiply the result by the number in the table for the Fund you own under the heading entitled “Actual” to estimate the expenses you paid on your account during this period.

	CLASS I				CLASS II

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation	$1,000	$1,016.60	0.21%	$1.07	$1,015.30	0.46%	$2.34
Moderate Allocation	1,000	1,019.50	0.22%	1.12	1,018.20	0.47%	2.39
Aggressive Allocation	1,000	1,020.20	0.21%	1.07	1,018.90	0.46%	2.34
Money Market	1,000	1,000.00	0.08%	0.40	1,000.00	0.08%	0.40
Core Bond	1,000	1,013.50	0.56%	2.84	1,012.20	0.81%	4.11
High Income	1,000	970.40	0.76%	3.77	969.20	1.01%	5.01
Diversified Income	1,000	1,022.40	0.71%	3.62	1,021.20	0.97%	4.94
Large Cap Value	1,000	1,037.60	0.62%	3.18	1,036.30	0.87%	4.47
Large Cap Growth	1,000	1,067.40	0.82%	4.27	1,066.10	1.07%	5.57
Mid Cap	1,000	1,063.00	0.91%	4.73	1,061.70	1.17%	6.08
Small Cap	1,000	1,056.80	1.11%	5.75	1,055.50	1.36%	7.05
International Stock	1,000	887.00	1.16%	5.52	885.90	1.42%	6.75

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example of the Funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS I				CLASS II

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period

Conservative Allocation	$1,000	$1,024.15	0.21%	$1.07	$1,022.89	0.46%	$2.35
Moderate Allocation	1,000	1,024.10	0.22%	1.12	1,022.84	0.47%	2.40
Aggressive Allocation	1,000	1,024.15	0.21%	1.07	1,022.89	0.46%	2.35
Money Market	1,000	1,024.80	0.08%	0.41	1,024.80	0.08%	0.41
Core Bond	1,000	1,022.38	0.56%	2.85	1,021.12	0.81%	4.13
High Income	1,000	1,021.37	0.76%	3.87	1,020.11	1.01%	5.14
Diversified Income	1,000	1,021.63	0.71%	3.62	1,020.32	0.97%	4.94
Large Cap Value	1,000	1,022.08	0.62%	3.16	1,020.82	0.87%	4.43
Large Cap Growth	1,000	1,021.07	0.82%	4.18	1,019.81	1.07%	5.45
Mid Cap	1,000	1,020.62	0.91%	4.63	1,019.31	1.17%	5.96
Small Cap	1,000	1,019.61	1.11%	5.65	1,018.35	1.36%	6.92
International Stock	1,000	1,019.36	1.16%	5.90	1,018.05	1.42%	7.22

Ultra Series Fund | December 31, 2014

Other Information (unaudited)

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any separate account fees, charges, or expenses imposed by the variable annuity or variable life insurance contracts, or retirement and pension plans that use the Funds. The information provided in the hypothetical example table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these fees, charges or expenses were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders at no cost on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Form N-Q and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Trust to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC’s website at www.sec.gov and is also located in the Funds’ Statement of Additional Information. The proxy voting records for the Trust for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in the Management’s Discussion of Fund Performance are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate”, “may”, “will”, “expect”, “believe”, “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or after forward-looking statements as a result of new information, future events, or otherwise.

TAX INFORMATION

Foreign Tax Credit: The International Stock Fund expects to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2014, the total amount of foreign taxes that is expected to pass through to shareholders and foreign source income for information reporting purposes will be $145,629 (all of which represents taxes withheld) and $2,657,703, respectively.

Corporate Dividends Received Deduction: For the taxable year ended December 31, 2014, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Fund	Percentage	Fund	Percentage
Conservative Allocation	9.05%	Large Cap Value	100.00%
Moderate Allocation	18.35%	Large Cap Growth	65.63%
Aggressive Allocation	19.07%	Mid Cap	100.00%
Diversified Income	61.91%	Small Cap	100.00%

Ultra Series Fund | December 31, 2014

Ultra Series Fund’s Trustees and Officers

The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 53711, except for Mr. Mason for which it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258. The Statement of Additional Information, which includes additional information about the trustees and officers, is available at no cost on the SEC’s website at www.sec.gov or by calling CMFG Life Insurance Company at 1-800-798-5500.

Interested Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years

Katherine L. Frank[2] 1960	Trustee and President, 2009 - Present	Madison Investment Holdings, Inc.(“MIH”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 - Present; Managing Director and Vice President, 1986 - 2010

Madison Asset Management, LLC (“Madison”), Executive Director and Chief Operating Officer, 2010 - Present; Vice President, 2004 - 2010 Madison Investment Advisors, LLC (“MIA”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 - Present; President, 1996 - 2010

		Madison Strategic Sector Premium Fund (closed end fund), President, 2005 - Present; Madison Funds (21) (mutual funds), President, 2009 - Present; Madison Covered Call & Equity Strategy Fund (closed end fund), President, December 2012 - Present	43	Madison Strategic Sector Premium Fund, 2005 - Present; Madison Funds (26), 2009 - Present

Jay R. Sekelsky 1959	Vice President, 2009 - Present	MIH, Executive Director and Chief Investment Officer, 2010 - Present; Managing Director and Vice President, 1990 - 2010

Madison, Executive Director and Chief Investment Officer, 2010 - Present

MIA, Executive Director and Chief Investment Officer, 2010 - Present; Vice President, 1996 - 2010

		Madison Strategic Sector Premium Fund, Vice President, 2005 - Present; Madison Funds (26), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 - Present	N/A	N/A

[1]	As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.
[2]	“Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of Madison Funds.

Ultra Series Fund | December 31,2014

Ultra Series Fund’s Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years

Paul A. Lefurgey 1964	Vice President, 2009 - Present	MIH, Executive Director and Head of Fixed Income Investments, 2013 - Present; Managing Director and Head of Fixed Income Investments, 2005 - 2013; Madison and MIA, Executive Director and Head of Fixed Income Investments, 2013 - Present; Managing Director and Head of Fixed Income Investments, 2010 - 2013

MEMBERS Capital Advisors, Inc.(“MCA”) (investment advisory firm), Madison, WI, Vice President, 2003 - 2005

		Madison Strategic Sector Premium Fund, Vice President, 2010 - Present; Madison Funds (26), Vice President, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Vice President, December 2012 - Present	N/A	N/A

Greg D. Hoppe 1969	Treasurer, 2009 - Present	MIH and MIA, Vice President, 1999 - Present; Madison, Vice President, 2009 - Present

		Madison Strategic Sector Premium Fund, Treasurer, 2009 - Present; Chief Financial Officer, 2005 - 2009; Madison Funds (26), Treasurer, 2009 - Present; Madison Covered Call & Equity Strategy Fund, Treasurer, December 2012 - Present	N/A	N/A

Holly S. Baggot 1960	Secretary, 1999 - Present Assistant Treasurer, 1999 - 2007; 2009 - Present	MIH and MIA, Vice President, 2010 - Present; Madison, Vice President, 2009 - Present; MFD Distributor, LLC (“MFD”) (an affiliated brokerage firm of Madison), Vice President, 2012 - Present

MCA, Director-Mutual Funds, 2008-2009; Director- Mutual Fund Operations, 2006-2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager- Product & Fund Operations, 2001-2005

		Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 - Present; Madison Funds (26), Secretary, 1999-Present and Treasurer, 2008-2009 and Assistant Treasurer, 1997-2007 and 2009-Present; Madison Covered Call & Equity Strategy Fund, Secretary and Assistant Treasurer, December 2012 - Present	N/A	N/A

[1]	As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.

Ultra Series Fund | December 31, 2014

Ultra Series Fund’s Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years

W. Richard Mason 1960	Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present	MIH, MIA and Madison, Chief Compliance Officer and Corporate Counsel, 2009 - Present; General Counsel and Chief Compliance Officer, 1996 - 2009 MFD, Principal, 1998 - Present; Concord Asset Management, LLC (“Concord”) (an affiliated investment advisory firm of Madison), General Counsel, 1996 - 2009; NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2011 - Present Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present; Secretary, General Counsel and Chief Compliance Officer, 2005 - 2009; Madison Covered Call & Equity Strategy Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, December 2012 - Present Madison Funds (26), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 - Present	N/A	N/A

Independent Trustees

Name and Year of Birth	Position(s) and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[1]	Other Directorships Held by Director/ Trustee During Past Five Years

Philip E. Blake 1944	Trustee, 2009 - Present	Retired Investor Lee Enterprises, Inc (news and advertising publisher), Madison, WI, Vice President, 1998 - 2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993 - 2000	44	Edgewood College, 2003 - Present; Chairman of the Board, 2010 - 2012 Nerites Corporation (technology company), 2004 - 2013 Madison Strategic Sector Premium Fund, 2005 - Present; Madison Funds (26), 2009 - Present; Madison Covered Call & Equity Strategy Fund, 2005-Aug 2009, and December 2012 - Present

1	As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.
2	Independent Trustees serve in such capacity until the end of the year when the Trustee reaches the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.

Ultra Series Fund | December 31, 2014

Ultra Series Fund’s Trustees and Officers

Name and Year of Birth	Position(s) and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex by Director/ Trustee[2]	Other Directorships Held by Director/ Trustee During Past Five Years

James R. Imhoff, Jr. 1944	Trustee, 2009 - Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996 - Present	44	Park Bank, 1978 - Present Madison Strategic Sector Premium Fund, 2005 - Present; Madison Covered Call & Equity Strategy Fund, 2005 - Present; Madison Funds (26), 2009 - Present

Steven P. Riege 1954	Trustee, 2005 - Present	Ovation Leadership (management consulting), Milwaukee, WI, Owner/ President, 2001 - Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President-Marketing and Vice President-Human Resources, 1986 - 2001	43	Forward Service Corporation (employment training non-profit), 2010 - Present Stanek Tool Corp., 1990 - Present Madison Funds (26), 2005 - Present Madison Strategic Sector Premium Fund, 2014 - Present

Richard E. Struthers 1952	Trustee, 2004 - Present	Clearwater Capital Management (investment advisory firm), Minneapolis, MN, Chair and Chief Executive Officer, 1998 - Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006 - 2012 IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997	42	Park Nicolet Health Services, 2001 - 2012 HealthPartners, 2013 - Present Madison Funds (26), 2004 - Present

Lorence D. Wheeler 1938	Trustee, 2009 - 12/31/14*	Retired investor Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide), Madison, WI, President, 1986 - 1997	44	Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003 - Present Madison Strategic Sector Premium Fund, 2005 - 2014*; Madison Covered Call & Equity Strategy Fund, 2005 - 2014*; Madison Funds (26), 2009 - 2014*

1	Independent Trustees serve in such capacity until the end of the year when the Trustee reaches the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
2	As of the date of this report, the fund complex consists of Madison Funds with 26 portfolios, the Ultra Series Fund with 16 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Covered Call & Equity Strategy Fund (closed end fund) (“MCN”), for a grand total of 44 separate portfolios in the fund complex. Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.
*	Lorence Wheeler retired effective December 2014, however, served as Trustee through February 2015.

SEC File Number: 811-04815

CMFG Life Insurance Company 2000 Heritage Way Waverly, IA 50677

Form 1965-0215

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics that applies to the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(c) The code was not amended during the year covered by this report.

(d) The Trust granted no waivers from the code during the period covered by this report.

(f) Any person may obtain a complete copy of the code without charge by calling the Adviser at 800-767-0300 and requesting a copy of "the Ultra Series Fund Sarbanes Oxley Code of Ethics."

Item 3. Audit Committee Financial Expert.

Jim Imhoff, an “independent” Trustee and a member of the Trust’s audit committee, serves as the Trust’s audit committee financial expert among the five independent Trustees who so qualify to serve in that capacity and was elected to serve in such capacity at the Trust’s July, 2014 meeting, replacing Philip Blake who had previously serviced in such capacity.

Item 4. Principal Accountant Fees and Services.

(a)Audit Fees. Total audit fees paid (or to be paid) to the registrant’s principal accountant for the fiscal years ended December 31, 2014 and 2013, respectively were $266,500 ($502,000 including the Madison Funds , the Madison Strategic Sector Premium Fund and the Madison Covered Call & Equity Strategy Fund, all affiliated investment companies “together, the “Affiliated Funds”) and $275,500 ($468,500 including the Madison Funds).

(b) Audit-Related Fees. Not applicable.

(c) Tax-Fees. The Audit Committee has pre-approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d).

For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate fees for professional services rendered to Deloitte & Touche for tax compliance, tax advice and tax planning for such fiscal years totaled $32,032 (budgeted) and $30,800 (actual), respectively.

In the scope of services comprising the fees disclosed under this Item 4(c) were the following services:

-Review and sign as signature preparer for U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC.

(d)All Other Fees. Not applicable.

(e) (1) Before any accountant is engaged by the registrant to render audit or non-audit services, the engagement must be approved by the audit committee as contemplated by paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(2) The Audit Committee has waived pre-approval, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, for 0% (none) of the services described in this Item 4(b) through (d), which such services are described above.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings. There have been no changes to the Trust’s procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)
W. Richard Mason, Chief Compliance Officer
Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)
Katherine L. Frank, President and Principal Executive Officer
Date: February 27, 2015

By: (signature)
Greg Hoppe, Principal Financial Officer
Date: February 27, 2015